GMO CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

           SHARES           DESCRIPTION                                                                                 VALUE ($)

                            STOCK - 95.7%
                            AEROSPACE - 3.1%
              577,201       Lockheed Martin                                                                               35,137,111
              673,150       Raytheon Co                                                                                   54,441,006
                                                                                                                          89,578,117
                            AUTOMOTIVE - 0.1%
               48,800       Bandag Inc                                                                                     2,897,500

                            BANKING AND FINANCIAL SERVICES - 6.5%
                7,000       Bancorp Hawaii Inc                                                                               234,500
              244,685       Bear Stearns Cos Inc                                                                           5,046,618
              153,200       Beneficial Corp                                                                                7,525,950
                6,600       California Federal Bank                                                                          103,125
                  660       California Federal Bank Goodwill Certificate *                                                     4,373
               41,153       Charles Schwab & Co *                                                                          1,913,615
               86,500       Chase Manhattan Corp                                                                           4,973,750
              228,100       Chemical Banking Corp                                                                         13,286,825
              666,100       Citicorp                                                                                      44,212,388
              563,671       Dean Witter Discover and Co                                                                   28,747,221
              151,955       Edwards (A G) Inc                                                                              3,703,903
               25,000       First Bank of America Corp                                                                     1,106,250
               71,800       First Chicago Corp                                                                             4,550,325
                1,100       Glendale Federal Bank *                                                                           17,325
              307,300       Household International Inc (a)                                                               17,247,213
              301,200       Morgan Stanley Group Inc                                                                      26,166,750
              185,600       Student Loan Marketing Association                                                            10,045,600
              385,500       Travelers Inc                                                                                 18,504,000
                                                                                                                         187,389,731
                            COMPUTER AND OFFICE EQUIPMENT - 2.6%
              973,000       Micron Technology (a)                                                                         74,799,375

                            COMPUTERS - 0.4%
              283,300       Silicon Graphics * (a)                                                                        11,969,425

                            CONSTRUCTION - 0.1%
               19,800       Vulcan Materials Inc                                                                           1,041,975
               56,300       York International Corp                                                                        2,505,350
                                                                                                                           3,547,325
                            CONSUMER GOODS - 3.5%
              325,400       Black and Decker Corp                                                                         10,534,825
               77,500       Clorox Co                                                                                      5,240,938
              729,100       Eastman Kodak Co                                                                              42,014,388
              145,900       International Flavors & Fragrances                                                             6,984,963
              234,900       Liz Claiborne                                                                                  5,343,975
               58,700       National Service Industries                                                                    1,702,300
               97,500       Nike Inc Class B (a)                                                                           9,030,938
              171,400       Polaroid Corp                                                                                  7,477,325
                  700       Premark International Inc                                                                         36,663
              126,900       Reebok International Ltd (a)                                                                   4,504,950
              171,700       VF Corp                                                                                        9,400,575
                                                                                                                         102,271,840
                            FOOD AND BEVERAGE - 12.7%
              614,300       Anheuser-Busch Cos Inc                                                                        35,091,888
              808,900       Archer Daniels Midland Co                                                                     13,447,963
              151,600       Brown Forman Corp Class B                                                                      5,609,200
            1,767,700       Coca-Cola Co                                                                                 113,574,725
              602,200       ConAgra Inc                                                                                   22,808,295
              206,200       CPC International Inc                                                                         12,964,825
              113,950       Dean Foods Co                                                                                  3,019,675
              437,500       General Mills Co                                                                              22,585,938
              617,600       Heinz (H J) Co (a)                                                                            26,170,800
               42,000       Hershey Foods Corp (a)                                                                         2,514,750
               90,700       Hormel (Geo A) and Co                                                                          2,176,800
               95,800       IBP Inc                                                                                        4,718,150
              305,500       Kellogg Co                                                                                    20,621,250
              356,900       Pepsico Inc                                                                                   16,149,725
              676,300       Sara Lee Corp                                                                                 18,767,325
               54,200       Tyson Food Inc Class A                                                                         1,395,650
              301,400       Unilever ADR                                                                                  37,260,575
               82,700       Universal Foods Corp                                                                           2,625,725
              252,600       Whitman Corp                                                                                   5,083,575
                                                                                                                         366,586,834
                            HEALTH CARE - 4.0%
                5,400       Bausch & Lomb Inc                                                                                214,650
              524,200       Johnson & Johnson                                                                             36,169,800
              422,500       Medtronic Inc                                                                                 39,873,438
               89,800       Rhone Poulenc Rorer Inc                                                                        3,973,650
               31,100       Tambrands Inc                                                                                  1,395,613
              520,250       Tenet Healthcare Corp *                                                                        8,258,969
              485,400       Upjohn Co                                                                                     20,568,825
              136,600       Wellpoint Health Networks Class A *                                                            4,063,850
                                                                                                                         114,518,795
                            INSURANCE - 5.9%
              286,600       Aetna Life and Casualty Co                                                                    19,560,450
              230,900       AFLAC Corp                                                                                     9,438,038
               35,400       Allmerica Property and Casualty                                                                  854,025
              430,200       Allstate Corp                                                                                 14,573,025
               94,400       AMBAC Inc                                                                                      3,988,400
              461,900       American General Corp                                                                         16,281,975
              205,850       AON Corp                                                                                       8,028,150
               55,600       Chubb Corp                                                                                     5,073,500
              154,200       Cigna Corp                                                                                    14,918,850
               15,300       CNA Financial Corp *                                                                           1,466,888
               25,300       Geico Corp                                                                                     1,726,725
               19,900       Jefferson Pilot Corp                                                                           1,251,213
              112,800       Loews Corp                                                                                    14,819,100
               10,000       Marsh & McLennan Cos Inc                                                                         823,750
               62,000       MBIA Inc                                                                                       4,216,000
               31,800       MGIC Investment (a)                                                                            1,780,800
              118,000       Old Republic International Corp (a)                                                            3,259,750
               90,100       Provident Life and Accident Insurance Co Class B                                               2,353,863
              137,900       Providian Corp                                                                                 5,291,913
               45,200       Safeco Corp (a)                                                                                2,921,050
              307,100       St Paul Cos (a)                                                                               16,660,175
              220,250       Torchmark Corp (a)                                                                             8,810,000
              133,509       Transamerica Corp                                                                              9,078,612
               11,700       Transatlantic Holdings Inc                                                                       819,000
               90,500       Twentieth Century Industries *                                                                 1,425,375
                                                                                                                         169,420,627
                            MACHINERY - 0.8%
              112,100       Dover Corp                                                                                     8,939,975
               77,200       FMC Corp * (a)                                                                                 5,944,400
              227,300       Harnischfeger Industries                                                                       8,353,275
                                                                                                                          23,237,650
                            MANUFACTURING - 6.9%
            1,510,027       Boeing Co                                                                                     96,264,221
              123,400       Crown Cork & Seal Inc * (a)                                                                    5,553,000
              125,600       Danaher Corp                                                                                   4,144,800
              735,944       International Business Machines Corp                                                          76,078,211
              352,100       Pall Corp (a)                                                                                  7,702,188
              171,500       Tenneco Inc                                                                                    8,317,750
                7,100       Textron Inc                                                                                      486,350
                                                                                                                         198,546,520
                            OIL AND GAS - 5.4%
              280,700       Amoco Corp                                                                                    17,894,625
               56,800       Atlantic Richfield Co                                                                          6,198,300
               70,500       Cabot Corp                                                                                     3,392,813
              192,622       Chevron Corp                                                                                   9,318,089
               22,500       Columbia Gas Systems *                                                                           793,125
               27,709       El Paso Natural Gas Co                                                                           779,316
              730,700       Exxon Corp                                                                                    50,235,625
                3,400       FINA Inc Class A                                                                                 157,250
              213,300       Mobil Corp                                                                                    20,316,825
                7,200       Murphy Oil Corp                                                                                  291,600
               32,100       National Fuel Gas                                                                                902,813
               82,800       Nicor Inc                                                                                      2,121,750
               29,300       Occidental Petroleum Corp                                                                        637,275
                  100       Pennzoil Co                                                                                        4,400
               43,300       Peoples Energy Corp                                                                            1,179,925
              200,500       Royal Dutch Petroleum Co ADR (a)                                                              23,909,625
               99,200       Texaco Inc                                                                                     6,423,200
              331,100       Williams Companies Inc (a)                                                                    12,126,538
                                                                                                                         156,683,094
                            PAPER AND ALLIED PRODUCTS - 0.2%
               72,200       Consolidated Papers Inc                                                                        4,368,100
               44,000       Glatfelter (PH) Co (a)                                                                           990,000
                                                                                                                           5,358,100
                            PHARMACEUTICALS - 12.1%
              658,500       Abbott Laboratories                                                                           25,516,875
              525,320       American Home Products Corp                                                                   40,449,640
              738,100       Amgen Inc *                                                                                   35,336,538
            1,100,100       Bristol-Myers Squibb Co                                                                       75,494,363
              780,500       Lilly (Eli) & Co                                                                              63,903,438
            1,036,200       Merck & Co Inc                                                                                51,680,475
              148,050       Mylan Laboratories (a)                                                                         3,386,644
            1,052,800       Pfizer Inc                                                                                    51,982,000
               46,900       Schering-Plough Corp (a)                                                                       2,186,713
               40,200       Warner Lambert Co                                                                              3,633,075
                                                                                                                         353,569,761
                            PRINTING AND PUBLISHING - 0.8%
              202,500       Dun and Bradstreet Corp                                                                       11,719,688
               51,400       McGraw Hill Inc                                                                                4,047,750
              172,500       Readers Digest Association Inc (a)                                                             7,978,125
                                                                                                                          23,745,563
                            REFINING - 0.3%
              286,100       Ashland Inc (a)                                                                                9,369,775

                            RETAIL TRADE - 1.9%
              299,900       American Stores Co                                                                             8,809,563
              159,100       Circuit City Stores Inc                                                                        5,488,950
               52,300       Fruit of the Loom Inc *                                                                        1,229,050
              349,800       Melville Corp                                                                                 11,674,575
              417,300       Rite Aid Corp (a)                                                                             11,684,400
              396,600       Walgreen Co                                                                                    9,716,700
               34,700       Weismarkets Inc                                                                                  980,275
               70,500       Winn Dixie                                                                                     4,194,750
                                                                                                                          53,778,263
                            SERVICES - 1.2%
               35,300       BHC Communications Inc Class A *                                                               3,203,475
              117,300       Capital Cities/ABC Inc                                                                        13,489,500
               56,400       Fleming Cos                                                                                    1,642,650
              173,600       Gannett Co Inc                                                                                 9,287,600
               11,600       Kingworld Productions Inc *                                                                      440,800
               39,900       Manpower Inc (a)                                                                               1,147,125
               63,200       Omnicom Group                                                                                  3,965,800
               68,600       Supervalu Inc (a)                                                                              2,032,275
                                                                                                                          35,209,225
                            TECHNOLOGY - 9.2%
              552,800       3Com Corp * (a)                                                                               21,559,200
              450,400       Apple Computer                                                                                19,367,200
               75,400       Avery Dennison Corp                                                                            3,091,400
              303,300       Cisco Systems Inc *                                                                           19,904,063
              355,200       Digital Equipment Corp *                                                                      14,829,600
            1,106,800       Hewlett-Packard Inc                                                                           88,544,000
              464,900       LSI Logic Corp * (a)                                                                          22,896,325
              456,200       Microsoft Corp *                                                                              42,198,500
              504,300       Novell Inc *                                                                                   9,077,400
              319,900       Sun Microsystems Inc * (a)                                                                    18,514,213
              190,500       Vishay Intertechnology Inc *                                                                   7,715,250
                                                                                                                         267,697,151
                            TELECOMMUNICATIONS - 3.5%
               64,100       Alltel Corp                                                                                    1,810,825
              533,100       AT & T Corp                                                                                   30,120,150
              149,800       Bell Atlantic Corp                                                                             8,950,550
              168,600       Bellsouth Corp                                                                                11,591,250
               99,600       Cincinnati Bell Inc *                                                                          2,714,100
               55,000       Frontier Corp                                                                                  1,533,125
              325,900       GTE Corp                                                                                      11,936,088
              144,900       Nynex Corp                                                                                     6,520,500
              145,600       Pacific Telesis Group                                                                          4,131,400
              203,700       SBC Communications                                                                            10,312,313
              118,400       Sprint Corp                                                                                    4,203,200
              161,200       US West Inc                                                                                    7,012,200
                                                                                                                         100,835,701
                            TOBACCO - 2.1%
              805,800       Philip Morris Cos Inc                                                                         60,132,825

                            UTILITIES - 12.4%
              324,800       AES Corp *                                                                                     6,008,800
              442,600       Allegheny Power System Inc (a)                                                                10,788,375
              525,800       American Electric Power Inc                                                                   17,942,925
              187,000       Ameritech Corp                                                                                 9,583,750
               14,100       Atlanta Gas Light (a)                                                                            519,938
              357,350       Baltimore Gas and Electric Co                                                                  9,380,438
               80,200       Brooklyn Union Gas Co                                                                          2,015,025
               17,900       California Energy Co Inc *                                                                       373,663
               78,300       Carolina Power and Light Co                                                                    2,397,938
              148,488       Centerior Energy Corp                                                                          1,596,246
              499,400       Central & South West Corp                                                                     12,235,300
              454,000       Cinergy Corp                                                                                  11,633,750
               56,300       Cipsco Inc                                                                                     1,850,863
              165,100       CMS Energy Corp (a)                                                                            4,065,588
              236,800       Consolidated Edison                                                                            6,689,600
               22,500       Delmarva Power and Light Co (a)                                                                  489,375
               34,500       Destec Energy Inc *                                                                              547,688
              431,474       Detroit Edison Co                                                                             13,213,891
              254,600       Dominion Resources Inc                                                                         9,197,425
              380,950       DPL Inc                                                                                        8,476,138
              127,200       DQE (a)                                                                                        3,036,900
              439,300       Duke Power Co                                                                                 17,846,563
              207,944       Entergy Corp                                                                                   4,990,656
              194,200       Florida Progress Corp                                                                          5,898,825
              246,500       FPL Group Inc                                                                                  9,582,688
              158,100       General Public Utilities                                                                       4,525,613
               36,300       Hawaiian Electric Industry Inc                                                                 1,311,338
               28,800       Houston Industries Inc                                                                         1,220,400
               92,800       Idaho Power Co                                                                                 2,447,600
               28,600       IES Industries                                                                                   722,150
               85,100       Illinova Corp                                                                                  2,138,138
               38,300       Ipalco Enterprises Inc (a)                                                                     1,326,138
              113,000       Kansas City Power and Light Co (a)                                                             2,528,375
               30,800       Ku Energy Corp                                                                                   839,300
               38,600       LG&E Energy Corp                                                                               1,495,750
              127,000       MCN Corp                                                                                       2,365,375
              103,000       Midamerican Energy Co                                                                          1,467,750
                8,900       Minnesota Power & Light Co                                                                       239,188
              156,200       Montana Power Co                                                                               3,436,400
               99,800       Nevada Power Co                                                                                2,033,425
               88,800       New England Electric System (a)                                                                3,108,000
               55,300       New York State Electric and Gas Corp                                                           1,334,113
              136,900       Nipsco Industries Inc                                                                          4,483,475
              186,400       Northern States Power Co                                                                       7,945,300
              108,000       Oklahoma Gas and Electric Co (a)                                                               3,820,500
              372,400       Pacific Enterprises                                                                            8,937,600
               14,600       Pacific Gas and Electric Co                                                                      419,750
            1,130,100       PacifiCorp (a)                                                                                20,483,063
              564,300       Panhandle Eastern Corp                                                                        14,107,500
               21,500       Portland General Electric Co (a)                                                                 516,000
              566,300       Potomac Electric Power Co (a)                                                                 12,104,663
              189,500       PP&L Resources Inc (a)                                                                         4,145,313
              288,700       Public Service of Colorado (a)                                                                 9,346,663
              126,700       Puget Sound Power and Light Co                                                                 2,739,888
              115,200       Scana Corp (a)                                                                                 2,678,400
            1,549,300       Southern Co (a)                                                                               32,728,963
               57,700       Southwesten Public Service Co (a)                                                              1,731,000
              291,300       Teco Energy (a)                                                                                6,299,363
               37,900       UGI Corp (a)                                                                                     810,113
              150,900       Union Electric Co (a)                                                                          5,375,813
               53,800       Utilicorp United Inc                                                                           1,459,325
               24,300       Washington Gas Light                                                                             464,738
              162,300       Washington Water Power (a)                                                                     2,515,650
               92,400       Western Resources Inc                                                                          2,795,100
              384,500       Wisconsin Energy Corp (a)                                                                     10,333,438
               24,300       Wisconsin Power & Light Holding Co                                                               692,550
               12,000       WPS Resources Corp                                                                               346,500
                                                                                                                         360,182,069

                            TOTAL STOCK (COST $2,247,456,323)                                                          2,771,325,266

         PAR VALUE          SHORT-TERM INVESTMENTS - 10.0%
                            REPURCHASE AGREEMENT - 4.3%
    $     125,717,228       Salomon Brothers Repurchase Agreement, dated 8/31/95,
                            due 9/1/95, with a maturity value of $125,735,737 and an
                            effective yield of 5.30%, collateralized by U.S. Treasury
                            Obligations with rates ranging from 6.25% to 6.50%, with
                            maturity dates ranging from 4/30/97 to 8/15/23 and with an
                            aggregate market value of $128,432,544.                                                      125,717,228

                            U.S. GOVERNMENT - 0.1%
            4,000,000       U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                     3,947,196

                            CASH EQUIVALENTS - 5.6%
           78,247,610       Bank of Boston Time Deposit, 5.95% due 9/1/95                                                 78,247,610
           14,427,289       Dreyfus Cash Management Money Market Fund Plus, A Shares                                      14,427,289
           12,967,412       Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                    12,967,412
            3,420,017       Lehman Prime Value Money Market Fund                                                           3,420,017
           37,361,412       National Westminster Time Deposit, 5.95% due 9/1/95                                           37,361,412
           14,000,000       Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                               14,000,000
                                                                                                                         160,423,740


                            TOTAL SHORT-TERM INVESTMENTS (Cost $290,088,018)                                             290,088,164

                            TOTAL INVESTMENTS - 105.7%
                            (Cost $2,537,544,341) * *                                                                  3,061,413,430

                            Other Assets and Liabilities (net) - (5.7%)                                                (166,289,752)

                            TOTAL NET ASSETS - 100.0%                                                         $        2,895,123,678



                            NOTES TO THE SCHEDULE OF INVESTMENTS:

                            ADR American Depositary Receipt

                            (a)  All or a portion of this security is on loan.

                            (b)  This security is held as collateral for open futures contracts.

                            *     Non-income producing security.

                            * *  The aggregate identified cost for federal income tax purposes is $2,537,544,341, resulting in gross unrealized appreciation and depreciation of $531,834,516 and $7,965,427, respectively, and net unrealized appreciation of $523,869,089.

                            See accompanying notes to the financial statements.


     GMO CORE FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


     ASSETS:
                Investments, at value (cost $2,247,456,323) (Note 1)                           $          2,771,325,266
                Short-term investments, at value (cost $290,088,018) (Note 1)                               290,088,164
                Receivable for investments sold                                                              13,813,501
                Receivable for variation margin on open futures contracts                                       221,759
                Receivable for Fund shares sold                                                                   2,435
                Dividends and interest receivable                                                             8,505,487
                Receivable for expenses waived or borne by Manager (Note 2)                                     167,295
                          Total assets                                                                    3,084,123,907

     LIABILITIES:
                Payable for investments purchased                                                            26,861,443
                Payable upon return of securities loaned (Note 1)                                           160,409,759
                Payable for Fund shares repurchased                                                             345,555
                Payable to affiliate for management fee  (Note 2)                                             1,243,035
                Accrued expenses                                                                                140,437
                          Total liabilities                                                                 189,000,229

     NET ASSETS  (equivalent to $18.25 per share based on 158,659,078
                shares outstanding, unlimited shares authorized)                               $          2,895,123,678

     NET ASSETS CONSIST OF:
                Paid-in capital                                                                $          2,238,124,306
                Accumulated undistributed net investment income                                              14,661,757
                Accumulated undistributed net realized gain                                                 118,288,630
                Net unrealized appreciation                                                                 524,048,985
                          NET ASSETS                                                           $          2,895,123,678


               See accompanying notes to the financial statements.
     GMO CORE FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

     INVESTMENT INCOME:
                 Dividends (net of withholding taxes of $224,402)                                   $        35,184,953
                 Interest (including securities lending income of $97,377)                                    3,118,522
                           Total income                                                                      38,303,475

     EXPENSES:
                 Management fee (Note 2)                                                                      6,884,621
                 Custodian and transfer agent fees                                                              204,230
                 Legal fees                                                                                      50,987
                 Audit fees                                                                                      31,033
                 Insurance                                                                                       12,690
                 Registration fees                                                                               12,294
                 Trustee fee (Note 2)                                                                             4,799
                 Miscellaneous                                                                                    1,176
                           Total expenses                                                                     7,201,830
                           Less:  expenses waived or borne by Manager (Note 2)                                 (907,319)
                           Net expenses                                                                       6,294,511
                                     Net investment income                                                   32,008,964

     REALIZED AND UNREALIZED GAIN (LOSS):
                           Net realized gain (loss) on:
                                     Investments                                                            120,105,827
                                     Closed futures contracts                                                 7,978,785
                                     Closed swap contracts                                                     (712,309)
                                             Net realized gain                                              127,372,303

                           Change in net unrealized appreciation (depreciation) on:
                                     Investments                                                            307,360,359
                                     Open futures contracts                                                    (151,444)
                                             Net unrealized gain                                            307,208,915
                                     Net realized and unrealized gain                                       434,581,218

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $       466,590,182

                             See accompanying notes to the financial statements.

       GMO CORE FUND
       (A SERIES OF GMO TRUST)

       STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                             AUGUST 31, 1995          YEAR ENDED
                                                                               (UNAUDITED)         FEBRUARY 28, 1995
       INCREASE (DECREASE) IN NET ASSETS:
       Operations:
                    Net investment income                                 $        32,008,964    $       53,659,297
                    Net realized gain                                             127,372,303           120,519,094
                    Change in net unrealized appreciation (depreciation)          307,208,915           (23,956,664)
                    Net increase in net assets resulting from operations          466,590,182           150,221,727

       Distributions to shareholders from:
                    Net investment income                                         (27,339,592)          (50,303,126)
                    Net realized gains                                             (7,361,868)         (137,451,908)
                                                                                  (34,701,460)         (187,755,034)

       Fund share transactions:  (Note 4)
                    Proceeds from sale of shares                                  256,424,957           637,535,879
                    Net asset value of shares issued to shareholders
                            in payment of distributions declared                   24,203,479           166,089,524
                    Cost of shares repurchased                                   (126,641,418)         (398,849,571)
                    Net increase in net assets resulting
                            from Fund share transactions                          153,987,018           404,775,832

                    Total increase in net assets                                  585,875,740           367,242,525

       NET ASSETS:
                    Beginning of period                                         2,309,247,938         1,942,005,413

                    End of period (including accumulated undistributed
                            net investment income of $14,661,757 and
                            $9,992,385, respectively)                     $     2,895,123,678    $    2,309,247,938

               See accompanying notes to the financial statements.
    GMO CORE FUND
    (A SERIES OF GMO TRUST)

    FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 1995                    YEAR ENDED FEBRUARY 28/29,
                                                      (UNAUDITED)      1995         1994         1993         1992       1991(B)

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 15.45      $ 15.78      $ 15.73      $ 15.96      $ 15.13      $ 13.90

Income from investment operations:
     Net investment income (a)                             0.21         0.41         0.42         0.45         0.43         0.43
     Net realized and unrealized gain                      2.82         0.66         1.59         1.13         1.55         1.74
            Total from investment operations               3.03         1.07         2.01         1.58         1.98         2.17

Less distributions to shareholders:
     From net investment income                           (0.18)       (0.39)       (0.43)       (0.46)       (0.42)       (0.51)
     From net realized gains                              (0.05)       (1.01)       (1.53)       (1.35)       (0.73)       (0.43)
            Total distributions                           (0.23)       (1.40)       (1.96)       (1.81)       (1.15)       (0.94)

NET ASSET VALUE, END OF PERIOD                          $ 18.25      $ 15.45      $ 15.78      $ 15.73      $ 15.96      $ 15.13

TOTAL RETURN (C)                                          19.73%        7.45%       13.36%       10.57%       13.62%       16.52%


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)              $ 2,895,124  $ 2,309,248  $ 1,942,005  $ 1,892,955  $ 2,520,710  $ 1,613,945
     Net expenses to average
            daily net assets (a)                           0.48%*       0.48%        0.48%        0.49%        0.50%        0.50%
     Net investment income to average
            daily net assets (a)                           2.44%*       2.63%        2.56%        2.79%        2.90%        3.37%
     Portfolio turnover rate                                 37%          99%          40%          54%          39%          55%


         *             Annualized
         (a)           Net of fees and expenses voluntarily waived or borne by the Manager of the following
                       per share amounts:        $         0.01         0.01  $      0.01 $       0.01         0.01         0.01
         (b)           The per share amounts and the number of shares outstanding have been restated to reflect a ten for one stock split effective December 31, 1990.
         (c)           Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.


               See accompanying notes to the financial statements.


GMO CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

   The GMO Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   PORTFOLIO VALUATION
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

   FUTURES CONTRACTS
   The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1995.

   REPURCHASE AGREEMENTS
   The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

   SECURITY LENDING
   The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $157,629,465, collateralized by cash in the amount of $160,423,740, which was invested in short-term instruments.

   SWAP AGREEMENTS
   The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

   TAXES
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

   DISTRIBUTIONS TO SHAREHOLDERS
   The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

   Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   EXPENSES
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

   PURCHASES AND REDEMPTIONS OF FUND SHARES
   The premium on cash purchases of Fund shares is .17 % of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $351,591 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .525% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $4,799. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3. PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of securities, excluding short-term
   investments,   for  the  six  months  ended   August  31,  1995,   aggregated
   $1,050,223,485 and $924,302,681, respectively.

4. SHARE TRANSACTIONS

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                   August 31, 1995                 Year Ended
                                                                     (Unaudited)               February 28, 1995

   Shares sold                                                        15,074,172                  41,333,390
   Shares issued to shareholders in reinvestment
    of distributions                                                   1,436,312                  11,326,288
   Shares repurchased                                                (7,360,742)                (26,231,509)

   Net increase                                                        9,149,742                  26,428,169
   Fund shares:
    Beginning of period                                              149,509,336                 123,081,167
    End of period                                                    158,659,078                 149,509,336




5. FINANCIAL INSTRUMENTS
    A summary of outstanding futures contracts at August 31, 1995, is as follows:

     Number of                                                                                  Net Unrealized
     Contracts               Type             Expiration Date           Contract Value           Appreciation
        263                 S & P 500         September 1995            $   74,014,775       $      179,896

   At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                VALUE ($)
                     STOCK - 96.1%
                     AEROSPACE - 3.2%
            11,462   Lockheed Martin                                                                                        697,749
            13,300   Raytheon Co                                                                                          1,075,638
                                                                                                                          1,773,387
                     AUTOMOTIVE - 0.1%
             1,000   Bandag Inc                                                                                              59,375

                     BANKING AND FINANCIAL SERVICES - 6.8%
               100   Bancorp Hawaii Inc                                                                                       3,350
             5,040   Bear Stearns Cos Inc                                                                                   103,950
             3,000   Beneficial Corp                                                                                        147,375
               797   Charles Schwab & Co *                                                                                   37,061
             1,900   Chase Manhattan Corp                                                                                   109,250
             4,600   Chemical Banking Corp                                                                                  267,950
            13,200   Citicorp                                                                                               876,150
            11,300   Dean Witter Discover and Co                                                                            576,300
             3,200   Edwards (A G) Inc                                                                                       78,000
               700   First Bank of America Corp                                                                              30,975
             1,500   First Chicago Corp                                                                                      95,063
             6,100   Household International Inc                                                                            342,363
             6,000   Morgan Stanley Group Inc                                                                               521,250
             3,700   Student Loan Marketing Association                                                                     200,263
             7,600   Travelers Inc                                                                                          364,800
                                                                                                                          3,754,100
                     COMPUTER AND OFFICE EQUIPMENT - 2.7%
            19,500   Micron Technology                                                                                    1,499,063

                     COMPUTERS - 0.4%
             5,500   Silicon Graphics *                                                                                     232,375

                     CONSTRUCTION - 0.1%
               500   Vulcan Materials Inc                                                                                    26,313
             1,100   York International Corp                                                                                 48,950
                                                                                                                             75,263
                     CONSUMER GOODS - 3.7%
             6,300   Black and Decker Corp                                                                                  203,963
             1,600   Clorox Co                                                                                              108,200
            14,400   Eastman Kodak Co                                                                                       829,800
             2,900   International Flavors & Fragrances                                                                     138,838
             4,600   Liz Claiborne                                                                                          104,650
             1,500   National Service Industries                                                                             43,500
             2,000   Nike Inc Class B                                                                                       185,250
             3,300   Polaroid Corp                                                                                          143,963
             2,400   Reebok International Ltd                                                                                85,200
             3,300   VF Corp                                                                                                180,675
                                                                                                                          2,024,039
                     FOOD AND BEVERAGE - 13.1%
            12,300   Anheuser-Busch Cos Inc                                                                                 702,638
            15,795   Archer Daniels Midland Co                                                                              262,592
             2,900   Brown Forman Corp Class B                                                                              107,300
            35,000   Coca-Cola Co                                                                                         2,248,750
            11,900   ConAgra Inc                                                                                            450,713
             4,000   CPC International Inc                                                                                  251,500
             2,400   Dean Foods Co                                                                                           63,600
             8,600   General Mills Co                                                                                       443,975
            12,400   Heinz (H J) Co                                                                                         525,450
               900   Hershey Foods Corp                                                                                      53,888
             1,800   Hormel (Geo A) and Co                                                                                   43,200
             2,000   IBP Inc                                                                                                 98,500
             5,900   Kellogg Co                                                                                             398,250
             7,100   Pepsico Inc                                                                                            321,275
            13,500   Sara Lee Corp                                                                                          374,625
             1,200   Tyson Food Inc Class A                                                                                  30,900
             6,000   Unilever ADR                                                                                           741,719
             1,600   Universal Foods Corp                                                                                    50,800
             5,400   Whitman Corp                                                                                           108,675
                                                                                                                          7,278,350
                     HEALTH CARE - 4.1%
            10,400   Johnson & Johnson                                                                                      717,600
             8,400   Medtronic Inc                                                                                          792,750
             1,700   Rhone Poulenc Rorer Inc (a)                                                                             75,225
               600   Tambrands Inc                                                                                           26,925
             9,900   Tenet Healthcare Corp *                                                                                157,163
             9,700   Upjohn Co                                                                                              411,038
             2,900   Wellpoint Health Networks Class A *                                                                     86,275
                                                                                                                          2,266,976
                     INSURANCE - 5.4%
             5,700   Aetna Life and Casualty Co                                                                             389,025
             4,400   AFLAC Corp                                                                                             179,850
               900   Allmerica Property and Casualty                                                                         21,713
             8,300   Allstate Corp                                                                                          281,163
             2,000   AMBAC Inc                                                                                               84,500
             9,100   American General Corp                                                                                  320,775
             4,000   AON Corp                                                                                               156,000
             1,000   Chubb Corp                                                                                              91,250
             3,000   Cigna Corp                                                                                             290,250
               300   CNA Financial Corp *                                                                                    28,763
               500   Geico Corp                                                                                              34,125
               400   Jefferson Pilot Corp                                                                                    25,150
               200   Marsh & McLennan Cos Inc                                                                                16,475
             1,200   MBIA Inc                                                                                                81,600
               600   MGIC Investment (a)                                                                                     33,600
             2,200   Old Republic International Corp                                                                         60,775
             1,700   Provident Life and Accident Insurance Co Class B                                                        44,413
             2,700   Providian Corp                                                                                         103,613
             1,000   Safeco Corp (a)                                                                                         64,625
             5,900   St Paul Cos                                                                                            320,075
             4,200   Torchmark Corp (a)                                                                                     168,000
             2,500   Transamerica Corp                                                                                      170,000
               200   Transatlantic Holdings Inc                                                                              14,000
             2,100   Twentieth Century Industries *                                                                          33,075
                                                                                                                          3,012,815
                     MACHINERY - 0.8%
             2,100   Dover Corp                                                                                             167,475
             1,500   FMC Corp * (a)                                                                                         115,500
             4,500   Harnischfeger Industries                                                                               165,375
                                                                                                                            448,350
                     MANUFACTURING - 7.2%
            30,200   Boeing Co                                                                                            1,925,250
             2,400   Crown Cork & Seal Inc * (a)                                                                            108,000
             2,400   Danaher Corp                                                                                            79,200
            14,900   International Business Machines Corp                                                                 1,540,288
             7,000   Pall Corp                                                                                              153,125
             3,200   Tenneco Inc                                                                                            155,200
               100   Textron Inc                                                                                              6,850
                                                                                                                          3,967,913
                     OIL AND GAS - 5.6%
             5,600   Amoco Corp                                                                                             357,000
             1,100   Atlantic Richfield Co                                                                                  120,038
             1,300   Cabot Corp                                                                                              62,563
             3,700   Chevron Corp                                                                                           178,988
               500   Columbia Gas Systems *                                                                                  17,625
               500   El Paso Natural Gas Co                                                                                  14,063
            14,500   Exxon Corp                                                                                             996,875
             4,300   Mobil Corp                                                                                             409,575
               200   Murphy Oil Corp                                                                                          8,100
               500   National Fuel Gas                                                                                       14,063
             1,700   Nicor Inc                                                                                               43,563
               600   Occidental Petroleum Corp                                                                               13,050
               200   Pennzoil Co                                                                                              8,800
               700   Peoples Energy Corp                                                                                     19,075
             4,000   Royal Dutch Petroleum Co ADR (a)                                                                       477,000
             1,900   Texaco Inc                                                                                             123,025
             6,650   Williams Companies Inc (a)                                                                             243,556
                                                                                                                          3,106,959
                     PAPER AND ALLIED PRODUCTS - 0.2%
             1,500   Consolidated Papers Inc                                                                                 90,750
             1,000   Glatfelter (PH) Co                                                                                      22,500
                                                                                                                            113,250
                     PHARMACEUTICALS - 12.7%
            13,200   Abbott Laboratories                                                                                    511,500
            10,400   American Home Products Corp                                                                            800,800
            14,802   Amgen Inc *                                                                                            708,646
            22,000   Bristol-Myers Squibb Co                                                                              1,509,750
            15,600   Lilly (Eli) & Co                                                                                     1,277,250
            20,500   Merck & Co Inc                                                                                       1,022,438
             3,150   Mylan Laboratories (a)                                                                                  72,056
            21,100   Pfizer Inc                                                                                           1,041,813
               900   Schering-Plough Corp (a)                                                                                41,963
               800   Warner Lambert Co                                                                                       72,300
                                                                                                                          7,058,516
                     PRINTING AND PUBLISHING - 0.6%
             3,900   Dun and Bradstreet Corp                                                                                225,713
             1,100   McGraw Hill Inc                                                                                         86,625
                                                                                                                            312,338
                     REFINING - 0.3%
             5,500   Ashland Inc                                                                                            180,125
                     Retail Trade - 1.9%
             5,800   American Stores Co                                                                                     170,375
             2,900   Circuit City Stores Inc                                                                                100,050
               700   Fruit of the Loom Inc *                                                                                 16,450
             6,700   Melville Corp                                                                                          223,613
             8,400   Rite Aid Corp                                                                                          235,200
             7,600   Walgreen Co                                                                                            186,200
               600   Weismarkets Inc                                                                                         16,950
             1,400   Winn Dixie                                                                                              83,300
                                                                                                                          1,032,138
                     SERVICES - 1.3%
               700   BHC Communications Inc Class A *                                                                        63,525
             2,300   Capital Cities/ABC Inc                                                                                 264,500
             1,400   Fleming Cos                                                                                             40,775
             3,400   Gannett Co Inc                                                                                         181,900
               300   Kingworld Productions Inc *                                                                             11,400
               800   Manpower Inc (a)                                                                                        23,000
             1,200   Omnicom Group                                                                                           75,300
             1,100   Supervalu Inc                                                                                           32,588
                                                                                                                            692,988
                     TECHNOLOGY - 9.6%
            11,000   3Com Corp *                                                                                            429,000
             8,900   Apple Computer                                                                                         382,700
             1,500   Avery Dennison Corp                                                                                     61,500
             6,000   Cisco Systems Inc *                                                                                    393,750
             7,100   Digital Equipment Corp *                                                                               296,425
            21,900   Hewlett-Packard Inc                                                                                  1,752,000
             9,300   LSI Logic Corp * (a)                                                                                   458,025
             9,000   Microsoft Corp *                                                                                       832,500
            10,000   Novell Inc *                                                                                           180,000
             6,300   Sun Microsystems Inc *                                                                                 364,613
             3,600   Vishay Intertechnology Inc *                                                                           145,800
                                                                                                                          5,296,313
                     TELECOMMUNICATIONS - 3.6%
             1,400   Alltel Corp                                                                                             39,550
            10,700   AT & T Corp                                                                                            604,550
             2,900   Bell Atlantic Corp                                                                                     173,275
             3,300   Bellsouth Corp                                                                                         226,875
             2,000   Cincinnati Bell Inc                                                                                     54,500
             1,000   Frontier Corp                                                                                           27,875
             6,300   GTE Corp                                                                                               230,738
             2,800   Nynex Corp                                                                                             126,000
             3,100   Pacific Telesis Group                                                                                   87,963
             3,900   SBC Communications                                                                                     197,438
             2,500   Sprint Corp                                                                                             88,750
             3,100   US West Inc                                                                                            134,850
                                                                                                                          1,992,364
                     UTILITIES - 12.7%
             6,100   AES Corp *                                                                                             112,850
             8,700   Allegheny Power System Inc                                                                             212,063
            10,300   American Electric Power Inc                                                                            351,488
             3,600   Ameritech Corp                                                                                         184,500
               300   Atlanta Gas Light (a)                                                                                   11,063
             7,100   Baltimore Gas and Electric Co                                                                          186,375
             1,500   Brooklyn Union Gas Co                                                                                   37,688
             1,600   Carolina Power and Light Co                                                                             49,000
             2,900   Centerior Energy Corp                                                                                   31,175
             9,900   Central & South West Corp                                                                              242,550
             8,900   Cinergy Corp                                                                                           228,063
             1,000   Cipsco Inc                                                                                              32,875
             3,300   CMS Energy Corp                                                                                         81,263
             5,000   Consolidated Edison                                                                                    141,250
               700   Destec Energy Inc *                                                                                     11,113
             8,300   Detroit Edison Co                                                                                      254,188
             5,000   Dominion Resources Inc                                                                                 180,625
             7,500   DPL Inc                                                                                                166,875
             2,500   DQE                                                                                                     59,688
             8,800   Duke Power Co                                                                                          357,500
             4,100   Entergy Corp                                                                                            98,400
             3,900   Florida Progress Corp                                                                                  118,463
             5,000   FPL Group Inc                                                                                          194,375
             3,100   General Public Utilities                                                                                88,738
               700   Hawaiian Electric Industry Inc                                                                          25,288
               600   Houston Industries Inc                                                                                  25,425
             1,700   Idaho Power Co                                                                                          44,838
               400   IES Industries                                                                                          10,100
             2,000   Illinova Corp                                                                                           50,250
               700   Ipalco Enterprises Inc (a)                                                                              24,238
             2,700   Kansas City Power and Light Co                                                                          60,413
               500   Ku Energy Corp                                                                                          13,625
               700   LG&E Energy Corp                                                                                        27,125
             2,300   MCN Corp                                                                                                42,838
             2,100   Midamerican Energy Co                                                                                   29,925
               300   Minnesota Power & Light Co                                                                               8,063
             3,100   Montana Power Co                                                                                        68,200
             2,000   Nevada Power Co                                                                                         40,750
             1,700   New England Electric System                                                                             59,500
             1,200   New York State Electric and Gas Corp                                                                    28,950
             2,500   Nipsco Industries Inc                                                                                   81,875
             3,700   Northern States Power Co                                                                               157,713
             2,000   Oklahoma Gas and Electric Co (a)                                                                        70,750
             7,400   Pacific Enterprises                                                                                    177,600
            22,300   PacifiCorp                                                                                             404,188
            11,300   Panhandle Eastern Corp                                                                                 282,500
            11,200   Potomac Electric Power Co                                                                              239,400
             4,300   PP&L Resources Inc                                                                                      94,063
             5,700   Public Service of Colorado                                                                             184,538
             2,500   Puget Sound Power and Light Co                                                                          54,063
             2,200   Scana Corp (a)                                                                                          51,150
            30,600   Southern Co                                                                                            646,425
               900   Southwesten Public Service Co (a)                                                                       27,000
             5,400   Teco Energy                                                                                            116,775
               500   UGI Corp (a)                                                                                            10,688
             2,800   Union Electric Co                                                                                       99,750
               900   Utilicorp United Inc                                                                                    24,413
               600   Washington Gas Light                                                                                    11,475
             3,400   Washington Water Power (a)                                                                              52,700
             1,900   Western Resources Inc                                                                                   57,475
             7,300   Wisconsin Energy Corp                                                                                  196,188
               400   Wisconsin Power & Light Holding Co                                                                      11,400
               300   WPS Resources Corp                                                                                       8,663
                                                                                                                          7,052,488
                     TOTAL STOCK (Cost $43,407,552)                                                                      53,229,485

   PAR VALUE         SHORT-TERM INVESTMENTS - 7.6%
                     REPURCHASE AGREEMENT - 3.8%
$        2,124,021   Salomon Brothers Repurchase Agreement, dated 8/31/95,
                     due 9/1/95, with a maturity value of $2,124,333 and an
                     effective yield of 5.30%, collateralized by U.S. Treasury
                     Obligations with rates ranging from 6.25% to 6.50%, with
                     maturity dates ranging from 4/30/97 to 8/15/23 and with an
                     aggregate market value of $2,169,897.                                                                2,124,021

                     U.S. GOVERNMENT - 0.3%
           150,000   U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                             148,019

                     CASH EQUIVALENTS - 3.5%
           376,597   Bank of Boston Time Deposit, 5.95% due 9/1/95                                                          376,597
           174,721   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               174,721
           157,041   Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                             157,041
           234,441   National Westminster Time Deposit, 5.95% due 9/1/95                                                    234,441
         1,000,000   Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                      1,000,000
                                                                                                                          1,942,800
                     TOTAL SHORT-TERM INVESTMENTS (Cost $4,214,835)                                                       4,214,840

                     TOTAL INVESTMENTS - 103.7%
                     (Cost $47,622,387) * *                                                                              57,444,325

                     Other Assets and Liabilities (net) - (3.7%)                                                         (2,070,086)

                     TOTAL NET ASSETS - 100.0%                                                                     $     55,374,239

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     ADR American Depositary Receipt

                     (a) All or a portion of this security is on loan.

                     (b) This security is held as collateral for open futures contracts.

                     *   Non-income producing security.

                     **  The aggregate  identified  cost for federal  income tax purposes is $47,622,387,  resulting in gross unrealized
                         appreciation   and   depreciation  of  $10,003,942  and
                         $182,004, respectively, and net unrealized appreciation
                         of $9,821,938.

              See accompanying notes to the financial statements.


GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

ASSETS:
  Investments, at value (cost $43,407,552) (Note 1)                                        $            53,229,485
  Short-term investments, at value (cost $4,214,835) (Note 1)                                            4,214,840
  Receivable for investments sold                                                                          291,540
  Receivable for variation margin on open futures contracts                                                  4,239
  Dividends and interest receivable                                                                        168,922
  Receivable for expenses waived or borne by Manager (Note 2)                                               13,570
    Total assets                                                                                        57,922,596

LIABILITIES:
  Payable for investments purchased                                                                        194,387
  Payable upon return of securities loaned (Note 1)                                                      1,942,344
  Payable for Fund shares repurchased                                                                      346,819
  Payable to affiliate for management fee  (Note 2)                                                         23,055
  Accrued expenses                                                                                          41,752
    Total liabilities                                                                                    2,548,357

NET ASSETS (equivalent to $12.44 per share based on 4,451,076
  shares outstanding, unlimited shares authorized)                                         $            55,374,239

NET ASSETS CONSIST OF:
   Paid-in capital                                                                         $            41,904,629
   Accumulated undistributed net investment income                                                         280,261
   Accumulated undistributed net realized gain                                                           3,370,573
   Net unrealized appreciation                                                                           9,818,776
     NET ASSETS                                                                            $            55,374,239

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $5,040)                                                 $             714,953
  Interest (including securities lending income of $2,254)                                                      95,004
    Total income                                                                                               809,957

EXPENSES:
  Management fee (Note 2)                                                                                      137,101
  Custodian and transfer agent fees                                                                             45,469
  Audit fees                                                                                                    22,749
  Legal fees                                                                                                     1,003
  Registration fees                                                                                                368
  Insurance                                                                                                        277
  Trustee fee (Note 2)                                                                                              93
  Miscellaneous                                                                                                    277
    Total expenses                                                                                             207,337
    Less:  expenses waived or borne by Manager (Note 2)                                                        (75,720)
    Net expenses                                                                                               131,617
      Net investment income                                                                                    678,340

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                                              3,484,463
    Closed futures contracts                                                                                   287,978
    Closed swap contracts                                                                                      (14,708)
      Net realized gain                                                                                      3,757,733

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                                              5,384,289
    Open futures contracts                                                                                      (3,162)
      Net unrealized gain                                                                                    5,381,127
      Net realized and unrealized gain                                                                       9,138,860

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $           9,817,200

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                          AUGUST 31, 1995            YEAR ENDED
                                                                             (UNAUDITED)          FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                            $              678,340   $              1,310,448
  Net realized gain                                                             3,757,733                  4,347,228
  Change in net unrealized appreciation (depreciation)                          5,381,127                 (2,293,926)
  Net increase in net assets resulting from operations                          9,817,200                  3,363,750

Distributions to shareholders from:
  Net investment income                                                          (398,079)                (1,340,450)
  Net realized gains                                                             (902,689)                (4,364,391)
                                                                               (1,300,768)                (5,704,841)
Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                                  7,065,587                  2,407,000
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                        1,300,768                  5,704,841
  Cost of shares repurchased                                                   (9,477,279)               (13,646,591)
  Net decrease in net assets resulting
    from Fund share transactions                                               (1,110,924)                (5,534,750)

  Total increase (decrease) in net assets                                       7,405,508                 (7,875,841)

NET ASSETS:
  Beginning of period                                                          47,968,731                 55,844,572

  End of period (including accumulated undistributed
    net investment income of $280,261 and
    $0, respectively)                                              $           55,374,239   $             47,968,731

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS ENDED
                                                             AUGUST 31, 1995           YEAR ENDED FEBRUARY 28/29,
                                                              (UNAUDITED)      1995          1994       1993        1992*

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.65      $ 11.07       $11.35      $10.50     $10.00

Income from investment operations:
          Net investment income (a)                                0.15         0.23         0.34        0.31       0.12
          Net realized and unrealized gain                         1.92         0.50         1.18        0.84       0.44
                 Total from investment operations                  2.07         0.73         1.52        1.15       0.56

Less distributions to shareholders:
          From net investment income                              (0.08)       (0.28)       (0.35)      (0.30)     (0.06)
          From net realized gains                                 (0.20)       (0.87)       (1.45)         --         --
                 Total distributions                              (0.28)       (1.15)       (1.80)      (0.30)     (0.06)

Net asset value, end of period                                  $ 12.44      $ 10.65       $11.07      $11.35     $10.50

Total Return (b)                                                  19.66%        7.36%       14.12%      11.20%      5.62%


RATIOS/SUPPLEMENTAL DATA:

          Net assets, end of period (000's)                     $55,374      $47,969      $55,845      $85,232    $75,412
          Net expenses to average
                 daily net assets (a)                              0.48%**      0.48%        0.48%       0.49%      0.49%**
          Net investment income to average
                 daily net assets (a)                              2.47%**      2.52%        2.42%       2.88%      3.77%**
          Portfolio turnover rate                                    43%         112%         38%        56%          0%



                   *             For the period from the commencement of operations, October 31, 1991 to February 29, 1992.
                   **            Annualized.
                   (a)           Net of fees and expenses voluntarily waived or borne by the Manager of the following
                                 per share amounts:             $  0.02        $0.03        $0.03       $0.03      $0.01
                   (b)           Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.



              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $1,894,650 collateralized by cash in the amount of $1,942,800, which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS  TO  SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY  TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND  REDEMPTIONS  OF FUND SHARES
     The  premium  on cash  purchases  of  Fund  shares  is  .17% of the  amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $11,020 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $93. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $21,722,290 and $24,015,795, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 100% of the outstanding shares of the Fund were held by three individual shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                 Six Months Ended
                                                                  August 31, 1995              Year Ended
                                                                    (Unaudited)             February 28, 1995

     Shares sold                                                      629,346                     226,368
     Shares issued to shareholders in reinvestment
       of distributions                                               111,652                     560,904
     Shares repurchased                                              (792,160)                 (1,331,510)
     Net decrease                                                     (51,162)                   (544,238)
     Fund shares:
       Beginning of period                                          4,502,238                   5,046,476
       End of period                                                4,451,076                   4,502,238


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:


     Number of                                                                                  Net Unrealized
     Contracts               Type            Expiration Date           Contract Value            Depreciation
         4                 S&P 500            September 1995             $ 1,125,700               $ (3,162)

     At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

     SHARES             DESCRIPTION                                                                                     VALUE ($)

                        STOCK - 97.4%
                        AEROSPACE - 2.4%
          38,343        Lockheed Martin                                                                                  2,334,130
          45,300        Raytheon Co                                                                                      3,663,638
          32,500        Rockwell International Corp                                                                      1,454,375
                                                                                                                         7,452,143
                        AUTOMOTIVE - 2.7%
           2,300        Bandag Inc                                                                                         136,563
          65,600        Ford Motor Co (a)                                                                                2,009,000
          67,500        General Motors Corp                                                                              3,172,500
         200,000        Mascotech Industries Inc                                                                         2,625,000
          25,000        Mascotech Industries Inc Convertible Preferred $1.20 (a)                                           375,000
           3,300        SPX Corp                                                                                            49,913
                                                                                                                         8,367,976
                        BANKING AND FINANCIAL SERVICES - 13.8%
         162,500        American Express Co                                                                              6,560,938
          32,500        BankAmerica Corp                                                                                 1,836,250
          24,945        Bear Stearns Cos Inc                                                                               514,491
          13,300        Beneficial Corp                                                                                    653,363
          25,000        Chase Manhattan Corp                                                                             1,437,500
          40,000        Chemical Banking Corp                                                                            2,330,000
         107,575        Citicorp                                                                                         7,140,269
          35,000        Citicorp Convertible Preferred 10.75%                                                            6,387,500
         122,142        Citicorp Convertible Preferred $1.21 (a)                                                         2,442,840
           9,500        Comdisco Inc (a)                                                                                   289,750
           5,000        Countrywide Credit Industries                                                                      110,000
          59,100        Dean Witter Discover and Co                                                                      3,014,100
          17,000        Edwards (A G) Inc                                                                                  414,375
          15,000        Great Western Financial (a)                                                                        350,625
          14,600        Household International Inc (a)                                                                    819,425
          19,200        Morgan Stanley Group Inc                                                                         1,668,000
           7,500        Nationsbank Corp                                                                                   460,313
          10,000        PNC Bank Corp                                                                                      262,500
          14,400        Student Loan Marketing Association                                                                 779,400
          37,500        Time Warner Financing *                                                                          1,270,313
          81,300        Travelers Inc                                                                                    3,902,400
                                                                                                                        42,644,352
                        CHEMICALS - 0.8%
          50,000        Albemarle Corp                                                                                     818,750
          15,000        Borden Chemical and Plastics LP                                                                    266,250
          25,000        Lubrizol Corp                                                                                      775,000
          21,400        Wellman Inc                                                                                        545,700
                                                                                                                         2,405,700
                        COMPUTER AND DATA PROCESSING SERVICES - 0.4%
         175,000        SHL System House *                                                                               1,159,375

                        CONSTRUCTION - 0.3%
          27,500        Owens Corning Fiberglass Corp * (a)                                                              1,079,375

                        CONSUMER GOODS - 3.0%
             800        Bic Corp                                                                                            31,800
          25,000        Burlington Industries Inc *                                                                        309,375
          85,000        Eastman Kodak Co                                                                                 4,898,125
           4,700        Jones Apparel Group Inc *                                                                          163,325
          18,100        Liz Claiborne                                                                                      411,775
          75,000        Maytag Corp                                                                                      1,162,500
           5,600        Nike Inc Class B (a)                                                                               518,700
          17,900        Polaroid Corp                                                                                      780,888
           2,500        Procter and Gamble Co                                                                              173,438
           7,700        Reebok International Ltd (a)                                                                       273,350
             500        Russell Corp                                                                                        13,750
           1,400        Springs Industries Inc                                                                              60,375
          13,100        VF Corp                                                                                            717,225
                                                                                                                         9,514,626
                        ENVIRONMENTAL CONTROL - 0.0%
           7,500        Waste Management International Plc ADS *                                                            80,625

                        FOOD AND BEVERAGE - 4.8%
          50,300        Anheuser-Busch Cos Inc                                                                           2,873,388
          80,805        Archer Daniels Midland Co                                                                        1,343,383
          10,000        AuBon Pain Co Inc Class A *                                                                         90,000
           8,000        Brown Forman Corp Class B                                                                          296,000
          45,000        Coors (Adolph) Co                                                                                  765,000
          10,000        Darden Restaurants Inc *                                                                           102,500
           6,200        Dean Foods Co                                                                                      164,300
           5,000        General Mills Co                                                                                   258,125
          14,500        Heinz (H J) Co (a)                                                                                 614,438
           2,000        Hershey Foods Corp (a)                                                                             119,750
           6,600        Hormel (Geo A) and Co                                                                              158,400
           3,500        IBP Inc                                                                                            172,375
           1,400        International Multifoods Corp                                                                       31,500
           1,000        Pepsico Inc                                                                                         45,250
         633,000        RJR Nabisco Holdings Convertible Preferred Series C 9.25%                                        3,798,000
          25,000        Sara Lee Corp                                                                                      693,750
          23,200        Unilever ADR                                                                                     2,868,100
           4,300        Universal Foods Corp                                                                               136,525
          25,000        Wendys International Inc                                                                           490,625
           4,700        Whitman Corp                                                                                        94,588
                                                                                                                        15,115,997
                        FOREST PRODUCTS - 0.0%
           2,500        Crown Vantage Inc *                                                                                 60,625

                        HEALTH CARE - 2.3%
           6,800        Bausch & Lomb Inc (a)                                                                              270,300
           5,000        Baxter International Inc                                                                           195,000
         120,000        Beverly Enterprises Inc *                                                                        1,590,000
           2,500        Johnson & Johnson                                                                                  172,500
           8,600        Medtronic Inc                                                                                      811,625
          78,500        Tenet Healthcare Corp *                                                                          1,246,188
          60,900        Upjohn Co                                                                                        2,580,638
          12,100        Wellpoint Health Networks Class A *                                                                359,975
                                                                                                                         7,226,226
                        INSURANCE - 8.2%
          51,400        Aetna Life and Casualty Co                                                                       3,508,050
             300        AFLAC Corp                                                                                          12,263
          12,900        Allmerica Property and Casualty                                                                    311,213
          48,211        Allstate Corp                                                                                    1,633,149
           3,000        AMBAC Inc                                                                                          126,750
           9,900        American General Corp                                                                              348,975
           9,100        AON Corp                                                                                           354,900
          26,400        Cigna Corp                                                                                       2,554,200
          15,000        First Colony Corp                                                                                  367,500
           1,500        General Re Corp                                                                                    222,938
           2,400        Horace Mann Educators                                                                               68,100
          10,000        Jefferson Smurfit Corp *                                                                           151,250
         100,000        Kemper Corp                                                                                      4,800,000
          25,000        Life Re Corp                                                                                       503,125
           5,000        Lincoln National Corp                                                                              215,000
          18,300        Loews Corp                                                                                       2,404,163
           2,500        Marsh & McLennan Cos Inc                                                                           205,938
           6,200        MBIA Inc                                                                                           421,600
          10,000        National Re Corp                                                                                   317,500
           5,000        Ohio Casualty Corp                                                                                 166,250
           8,300        Old Republic International Corp                                                                    229,288
             500        Protective Life Corp                                                                                14,250
           5,700        Provident Life and Accident Insurance Co Class B                                                   148,913
          13,500        Providian Corp                                                                                     518,063
         250,000        Reliance Group Holdings Inc                                                                      2,000,000
           2,300        Reliastar Financial Corp                                                                            87,400
          23,100        St Paul Cos                                                                                      1,253,175
          25,000        TIG Holdings Inc                                                                                   640,625
           6,500        Torchmark Corp (a)                                                                                 260,000
          15,000        Transamerica Corp                                                                                1,020,000
             400        Transatlantic Holdings Inc                                                                          28,000
          25,000        USF & G Corp                                                                                       453,125
           2,900        USLIFE Corp                                                                                        125,063
          25,000        Willis Corroon Group Plc ADR (a)                                                                   265,625
                                                                                                                        25,736,391
                        MACHINERY - 0.5%
           5,000        Allegheny Ludlum Corp                                                                              105,000
          50,000        CBI Industries Inc                                                                               1,225,000
           2,500        Cummins Engine Inc (a)                                                                              98,125
          10,000        Giddings and Lewis Inc                                                                             163,750
                                                                                                                         1,591,875
                        MANUFACTURING - 10.4%
           2,800        Ball Corp                                                                                           95,200
         112,400        Boeing Co                                                                                        7,165,500
          50,000        Corning Inc (a)                                                                                  1,631,250
          15,000        General Electric Co                                                                                883,125
          63,500        International Business Machines Corp                                                             6,564,313
           7,500        ITT Corp                                                                                           897,188
           9,000        Minnesota Mining and Manufacturing                                                                 491,625
           1,200        Sequa Corp Class A *                                                                                31,950
         122,500        Teledyne Inc                                                                                     2,909,375
           3,500        Teledyne Inc Preferred Series E $1.20                                                               51,625
           7,500        Temple Inland Inc                                                                                  388,125
          40,000        Tenneco Inc                                                                                      1,940,000
           3,200        Textron Inc                                                                                        219,200
          22,500        United Technologies Corp                                                                         1,875,938
         125,000        Westinghouse Electric Corp                                                                       1,703,125
         425,000        Westinghouse Electric Corp Convertible Preferred $1.30 144A                                      5,737,500
                                                                                                                        32,585,039
                        METALS AND MINING - 2.0%
          45,000        Alcan Aluminum Ltd                                                                               1,468,125
          21,800        Asarco Inc                                                                                         705,775
          35,000        Cyprus Amax Minerals Co (a)                                                                        980,000
           7,500        Freeport-McMoran Corp Preferred 0.00%                                                              269,063
          50,000        Inco Ltd (a)                                                                                     1,750,000
          25,000        Pegasus Gold *                                                                                     312,500
          10,000        Pittston Minerals Group                                                                            118,750
          10,000        Reynolds Metals Co                                                                                 597,500
                                                                                                                         6,201,713
                        OIL AND GAS - 6.5%
          12,500        Amerada Hess Corp                                                                                  592,188
           6,900        Chevron Corp                                                                                       333,788
          22,000        Columbia Gas Systems *                                                                             775,500
          10,000        Dresser Industries Inc                                                                             240,000
           3,200        El Paso Natural Gas Co                                                                              90,000
          15,000        Enserch Corp                                                                                       245,625
           1,200        Equitable Resources Inc                                                                             33,450
          34,400        Exxon Corp                                                                                       2,365,000
           5,000        Kerr-McGee Corp                                                                                    275,000
          33,900        Mobil Corp                                                                                       3,228,975
         125,000        Noram Energy Corp                                                                                  890,625
          37,500        Occidental Petroleum Corp                                                                          815,625
             100        Oneok Inc                                                                                            2,188
          21,100        Royal Dutch Petroleum Co ADR (a)                                                                 2,516,175
          15,000        Seagull Energy Corp *                                                                              301,875
          20,000        Texaco Inc                                                                                       1,295,000
          77,500        Unocal Corp                                                                                      2,257,188
          25,000        Unocal Corp Convertible Preferred $3.50 144A                                                     1,371,875
          95,000        USX - Marathon Group                                                                             1,959,375
          19,500        Westcoast Energy Inc                                                                               297,375
          10,300        Williams Companies Inc                                                                             377,238

                                                                                                                        20,264,065
                        PAPER AND ALLIED PRODUCTS - 2.2%
          25,000        Boise Cascade Corp Preferred Series G $1.58                                                        890,625
          10,000        Champion International Corp                                                                        566,250
          20,000        International Paper Co                                                                           1,637,500
          25,000        James River Corp                                                                                   868,750
          90,000        James River Corp Convertible Preferred 9.00%                                                     2,981,250
                                                                                                                         6,944,375
                        PHARMACEUTICALS - 4.5%
          17,700        Abbott Laboratories                                                                                685,875
          15,000        Allergan Inc                                                                                       455,625
          16,800        American Home Products Corp                                                                      1,293,600
          56,300        Bristol-Myers Squibb Co                                                                          3,863,588
          75,000        Lilly (Eli) & Co                                                                                 6,140,625
          29,700        Merck & Co Inc                                                                                   1,481,288
           1,650        Mylan Laboratories (a)                                                                              37,744
                                                                                                                        13,958,345
                        PRIMARY PROCESSING - 1.1%
          37,500        Armco Inc *                                                                                        234,375
          25,000        Bethlehem Steel Corp *                                                                             365,625
           5,000        Dow Chemical Co                                                                                    370,000
           5,000        Du Pont (E I) De Nemours & Co Inc                                                                  326,875
          10,000        LTV Corp *                                                                                         156,250
          25,000        Methanex Corp *                                                                                    184,375
          20,000        National Steel Corp Class B *                                                                      335,000
             700        NCH Corp                                                                                            40,075
          20,000        USX-US Steel Group Inc                                                                             655,000
           2,500        Valspar                                                                                            100,000
          75,000        Weirton Steel Corp *                                                                               421,875
          10,000        WHX Corp *                                                                                         126,250
                                                                                                                         3,315,700
                        PRINTING AND PUBLISHING - 0.2%
           8,100        Dun and Bradstreet Corp                                                                            468,788
             900        Pulitzer Publishing Co                                                                              43,650
                                                                                                                           512,438
                        REAL ESTATE - 0.9%
          25,000        Crown American Realty                                                                              206,250
          10,000        JP Realty Inc                                                                                      201,250
          75,000        Summit Properties Inc                                                                            1,368,750
          50,000        Walden Residential Properties Inc                                                                  943,750
                                                                                                                         2,720,000
                        REFINING - 0.6%
          16,200        Ashland Inc (a)                                                                                    530,550
           7,100        Diamond Shamrock Inc                                                                               189,038
           5,000        Imperial Oil Ltd                                                                                   179,375
          12,275        Sun Co Inc                                                                                         326,822
           7,900        Tosco Corp                                                                                         253,788
          14,000        Valero Energy Corp                                                                                 320,250
                                                                                                                         1,799,823
                        RETAIL TRADE - 2.9%
          40,200        American Stores Co                                                                               1,180,875
           1,300        Blair Corp                                                                                          43,388
           5,000        Brown Group Inc                                                                                     91,250
           8,700        Circuit City Stores Inc                                                                            300,150
           3,800        Family Dollar Stores                                                                                69,350
           8,800        Fruit of the Loom Inc *                                                                            206,800
          75,000        Kmart (a)                                                                                        1,021,875
             500        Lands' End Inc *                                                                                     8,688
           2,200        Longs Drugstores Corp (a)                                                                           81,400
           5,000        May Dept Stores                                                                                    211,875
          39,400        Melville Corp                                                                                    1,314,975
         135,000        Price/Costco Inc *                                                                               2,278,125
          19,600        Rite Aid Corp (a)                                                                                  548,800
          17,500        Sears Roebuck & Co                                                                                 566,563
           2,500        Stanhome Inc                                                                                        77,500
             500        The Vons Co Inc *                                                                                   11,188
          20,000        TJX Cos Inc                                                                                        250,000
          35,000        Wal-Mart Stores Inc                                                                                861,875
                                                                                                                         9,124,677
                        SERVICES - 1.7%
           2,300        BHC Communications Inc Class A *                                                                   208,725
           6,113        Chris Craft Industries Inc                                                                         275,085
          22,200        Fleming Cos                                                                                        646,575
           6,500        Gannett Co Inc                                                                                     347,750
           3,000        Kingworld Productions Inc *                                                                        114,000
           2,000        Lee Enterprises Inc                                                                                 79,250
         100,000        MCI Communications Corp                                                                          2,406,250
           1,000        Meredith Corp                                                                                       39,250
           3,700        PHH Corp                                                                                           161,413
          50,000        Safety Kleen                                                                                       653,000
           8,400        Supervalu Inc (a)                                                                                  248,850
                                                                                                                         5,180,148
                        TECHNOLOGY - 6.1%
          14,000        Advanced Micro Devices                                                                             472,500
          38,300        Apple Computer                                                                                   1,646,900
          10,000        Avnet Inc                                                                                          515,000
          25,000        Data General Corp *                                                                                243,750
         119,000        Digital Equipment Corp *                                                                         4,968,250
          35,000        Fisher Scientific                                                                                1,141,875
          22,500        Intel Corp                                                                                       1,380,938
          20,100        Microsoft Corp *                                                                                 1,859,250
          47,000        Novell Inc *                                                                                       846,000
           4,300        Seagate Technology *                                                                               190,275
           2,500        Storage Technology Convertible Preferred 7.00%                                                     154,688
           4,900        Stratus Computer Inc *                                                                             137,200
          11,500        Sun Microsystems Inc * (a)                                                                         665,563
         187,500        Tandem Computers Inc *                                                                           2,296,841
          72,500        WMX Technologies                                                                                 2,129,688
           3,000        Xerox Corp                                                                                         362,250
                                                                                                                        19,010,968
                        TELECOMMUNICATIONS - 4.4%
           5,000        Airtouch Communications Inc *                                                                      162,500
           2,400        Alltel Corp                                                                                         67,800
          45,000        AT & T Corp                                                                                      2,542,500
           5,600        Bell Atlantic Corp                                                                                 334,600
           6,300        Bellsouth Corp                                                                                     433,125
           4,600        Comsat Corp                                                                                        106,950
         144,800        GTE Corp                                                                                         5,303,300
           5,400        Nynex Corp                                                                                         243,000
          50,500        Pacific Telesis Group                                                                            1,432,938
           7,600        SBC Communications                                                                                 384,750
           4,600        Sprint Corp                                                                                        163,300
          25,000        Tele-Communications Class A *                                                                      462,500
           5,000        Tele-Communications Liberty Media Class A *                                                        132,812
          48,500        US West Inc                                                                                      2,109,750
                                                                                                                        13,879,825
                        TOBACCO - 1.4%
          70,000        American Brands Inc                                                                              2,940,000
          50,000        Hanson Plc ADR (a)                                                                                 856,250
           8,200        Philip Morris Cos Inc                                                                              611,925
                                                                                                                         4,408,175
                        TRANSPORTATION - 1.9%
          20,000        AMR Corp *                                                                                       1,410,000
         100,000        Canadian Pacific Ltd                                                                             1,687,500
          25,000        Navistar International Corp Preferred $6.00                                                      1,346,875
          10,000        Overseas Shipholding Group Inc                                                                     208,750
           5,000        Ryder System Inc                                                                                   121,250
          35,000        USAir Group Inc Convertible Preferred Series B $4.38                                             1,050,000
                                                                                                                         5,824,375
                        UTILITIES - 11.4%
          16,000        AES Corp *                                                                                         296,000
          18,800        Allegheny Power System Inc                                                                         458,250
          20,900        American Electric Power Inc                                                                        713,213
           3,700        American Water Works Co                                                                            110,538
           7,000        Ameritech Corp                                                                                     358,750
           4,800        Atlanta Gas Light (a)                                                                              177,000
          17,300        Baltimore Gas and Electric Co                                                                      454,125
           9,800        Brooklyn Union Gas Co                                                                              246,225
           8,800        California Energy Co Inc *                                                                         183,700
           4,000        Carolina Power and Light Co                                                                        122,500
          77,600        Centerior Energy Corp                                                                              834,200
          20,400        Central & South West Corp                                                                          499,800
          60,100        Cinergy Corp                                                                                     1,540,063
           7,500        Cipsco Inc                                                                                         246,563
          10,000        CMS Energy Corp (a)                                                                                246,250
          20,400        Consolidated Edison                                                                                576,300
           9,600        Delmarva Power and Light Co                                                                        208,800
          16,500        Destec Energy Inc *                                                                                261,938
          17,100        Detroit Edison Co                                                                                  523,688
          38,900        DPL Inc                                                                                            865,525
           8,400        DQE                                                                                                200,550
          21,100        Duke Power Co (a)                                                                                  857,188
          60,400        Entergy Corp                                                                                     1,449,600
          12,700        FPL Group Inc                                                                                      493,713
          35,100        General Public Utilities                                                                         1,004,738
           5,100        Hawaiian Electric Industry Inc                                                                     184,238
           2,900        Houston Industries Inc                                                                             122,888
           4,400        Idaho Power Co                                                                                     116,050
           2,000        IES Industries                                                                                      50,665
          30,300        Illinova Corp                                                                                      761,288
           6,300        LG&E Energy Corp                                                                                   244,125
           9,200        Midamerican Energy Co                                                                              131,100
           6,300        Montana Power Co                                                                                   138,600
          10,500        Nevada Power Co                                                                                    213,938
           4,400        New England Electric System                                                                        154,000
           8,300        New York State Electric and Gas Corp                                                               200,238
         275,000        Niagara Mohawk Power Corp                                                                        3,300,000
          10,100        Nipsco Industries Inc                                                                              330,775
          25,000        Northeast Utilities                                                                                571,875
          11,500        Northern States Power Co                                                                           490,188
          33,900        Ohio Edison Co                                                                                     733,088
             700        Oklahoma Gas and Electric Co (a)                                                                    24,763
          15,700        Pacific Enterprises                                                                                376,800
          17,500        Pacific Gas and Electric Co                                                                        503,125
          38,200        PacifiCorp (a)                                                                                     692,375
          50,000        Panhandle Eastern Corp                                                                           1,250,000
           3,300        Peco Energy Co                                                                                      87,863
           5,700        Pinnacle West Capital Corp                                                                         141,788
          11,300        Portland General Electric Co (a)                                                                   271,200
          12,200        Potomac Electric Power Co (a)                                                                      260,775
           9,800        PP&L Resources Inc (a)                                                                             214,375
          46,500        Public Service Enterprise Group Inc                                                              1,278,750
          10,500        Public Service of Colorado                                                                         339,938
          32,100        Public Services Co of New Mexico *                                                                 489,525
           7,600        Puget Sound Power and Light Co                                                                     164,350
           3,100        Rochester Gas and Electric Corp                                                                     68,975
          26,900        SCE Corp                                                                                           447,213
          25,000        Southern Co (a)                                                                                    528,125
           6,500        Southwesten Public Service Co (a)                                                                  195,000
         100,200        Texas Utilities Co                                                                               3,481,950
          25,000        TransCanada Pipeline Ltd                                                                           340,625
         109,000        Unicom Corp                                                                                      3,065,625
          10,200        Washington Water Power (a)                                                                         158,100
           4,100        Western Resources Inc                                                                              124,025
          17,500        Wisconsin Energy Corp                                                                              470,313
                                                                                                                        35,647,851

                        TOTAL STOCK (Cost $254,564,254)                                                                303,812,803

    PAR VALUE           SHORT-TERM INVESTMENTS - 10.6%
                        REPURCHASE AGREEMENT - 3.4%
$     10,477,145        Salomon Brothers Repurchase Agreement, dated 8/31/95,
                        due 9/1/95, with a maturity value of $10,478,687 and an
                        effective yield of 5.30%, collateralized by U.S. Treasury
                        Obligations with rates ranging from 6.25% to 6.50%, with
                        maturity dates ranging from 4/30/97 to 8/15/23 and with an
                        aggregate market value of $10,703,436.                                                          10,477,145

                        U.S. GOVERNMENT - 0.0%
         100,000        U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                          98,680

                        CASH EQUIVALENTS - 7.2%
       7,507,213        Bank of Boston Time Deposit, 5.95% due 9/1/95                                                    7,507,213
       2,032,185        Dreyfus Cash Management Money Market Fund Plus, A Shares                                         2,032,185
       1,826,551        Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                       1,826,551
       6,230,864        National Westminster Time Deposit, 5.95% due 9/1/95                                              6,230,864
       5,000,000        Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                  5,000,000
                                                                                                                        22,596,813

                        TOTAL SHORT-TERM INVESTMENTS (Cost $33,172,635)                                                 33,172,638

                        TOTAL INVESTMENTS - 108.0%
                        (Cost $287,736,889) * *                                                                        336,985,441

                        Other Assets and Liabilities (net) - (8.0%)                                                    (24,990,478)

                        TOTAL NET ASSETS - 100.0%                                                                $     311,994,963

                                       NOTES TO THE SCHEDULE OF INVESTMENTS:

                                       ADR American Depositary Receipt

                                       ADS American Depositary Shares

     144A Securities exempt from registration  under Rule 144A of the Securities
          Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     (a) All or a portion of this security is on loan.

     (b) This security is held as collateral for open futures contracts.

     *   Non-income producing security.

     * * The aggregate identified cost for federal income tax purposes is $287,736,889, resulting in gross unrealized appreciation and depreciation of $52,820,264 and $3,571,712, respectively, and net unrealized appreciation of $49,248,552.

                     See accompanying notes to the financial statements.


   GMO VALUE ALLOCATION FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


   ASSETS:
             Investments, at value (cost $254,564,254) (Note 1)                         $       303,812,803
             Short-term investments, at value (cost $33,172,635) (Note 1)                        33,172,638
             Receivable for investments sold                                                      2,456,432
             Receivable for variation margin on open futures contracts                                5,100
             Dividends and interest receivable                                                    1,163,718
             Foreign withholding taxes receivable                                                       986
             Receivable for expenses waived or borne by Manager (Note 2)                             41,998
                        Total assets                                                            340,653,675

   LIABILITIES:
             Payable for investments purchased                                                    3,359,296
             Payable upon return of securities loaned (Note 1)                                   22,600,204
             Payable for open swap contracts (Notes 1 and 6)                                      2,453,520
             Payable to affiliate for management fee  (Note 2)                                      181,065
             Accrued expenses                                                                        64,627
                        Total liabilities                                                        28,658,712

       NET ASSETS (equivalent to $13.65 per share based on 22,864,103
             shares outstanding, unlimited shares authorized)                           $       311,994,963

   NET ASSETS CONSIST OF:
             Paid-in capital                                                            $       244,872,047
             Accumulated undistributed net investment income                                      2,094,911
             Accumulated undistributed net realized gain                                         18,237,048
             Net unrealized appreciation                                                         46,790,957
                        NET ASSETS                                                      $       311,994,963


             See  accompanying notes to the financial statements.

    GMO VALUE ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


    INVESTMENT INCOME:
            Dividends (net of withholding taxes of $37,428)                    $         5,288,058
            Interest (including securities lending income of $7,849)                       492,545
                   Total income                                                          5,780,603

    EXPENSES:
            Management fee (Note 2)                                                      1,168,831
            Custodian and transfer agent fees                                               71,711
            Audit fees                                                                      24,781
            Legal fees                                                                       8,071
            Insurance                                                                        2,032
            Trustee fee (Note 2)                                                               738
            Registration fees                                                                  552
            Miscellaneous                                                                      461
                   Total expenses                                                        1,277,177
                   Less:  expenses waived or borne by Manager (Note 2)                    (258,626)
                   Net expenses                                                          1,018,551
                         Net investment income                                           4,762,052

    REALIZED AND UNREALIZED GAIN (LOSS):
                   Net realized gain (loss) on:
                         Investments                                                    26,322,717
                         Closed futures contracts                                          813,950
                         Closed swap contracts                                            (205,701)
                              Net realized gain                                         26,930,966

                   Change in net unrealized appreciation (depreciation) on:
                         Investments                                                    22,637,998
                         Open futures contracts                                            (49,968)
                         Open swap contracts                                            (2,453,520)
                              Net unrealized gain                                       20,134,510
                         Net realized and unrealized gain                               47,065,476

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $        51,827,528

                  See  accompanying notes to the financial statements.

   GMO VALUE ALLOCATION FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                 AUGUST 31, 1995       YEAR ENDED
                                                                   (UNAUDITED)      FEBRUARY 28, 1995
   INCREASE (DECREASE) IN NET ASSETS:
   Operations:
       Net investment income                                 $        4,762,052   $      12,834,774
       Net realized gain                                             26,930,966          45,814,165
       Change in net unrealized appreciation (depreciation)          20,134,510         (41,548,844)
       Net increase in net assets resulting from operations          51,827,528          17,100,095

   Distributions to shareholders from:
       Net investment income                                         (4,581,860)        (16,241,648)
       Net realized gains                                            (4,574,131)        (53,036,477)
                                                                     (9,155,991)        (69,278,125)

   Fund share transactions:  (Note 5)
       Proceeds from sale of shares                                  12,260,330          37,637,168
       Net asset value of shares issued to shareholders
            in payment of distributions declared                      6,838,311          59,045,467
       Cost of shares repurchased                                  (100,469,676)       (373,341,674)
       Net decrease in net assets resulting
            from Fund share transactions                            (81,371,035)       (276,659,039)

       Total decrease in net assets                                 (38,699,498)       (328,837,069)

   NET ASSETS:
       Beginning of period                                          350,694,461         679,531,530

       End of period (including accumulated undistributed
            net investment income of $2,094,911 and
            $1,914,719, respectively)                        $      311,994,963   $     350,694,461

                        See  accompanying notes to the financial statements.

    GMO VALUE ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 1995                  YEAR ENDED FEBRUARY 28/29,
                                                      (UNAUDITED)     1995          1994         1993        1992        1991 *

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.05      $ 13.48      $ 13.50      $ 12.94      $ 12.25      $ 10.00

Income from investment operations:
        Net investment income (a)                          0.21         0.41         0.43         0.38         0.40         0.12
        Net realized and unrealized gain                   1.77         0.32         1.27         0.98         1.11         2.16
               Total from investment operations            1.98         0.73         1.70         1.36         1.51         2.28

Less distributions to shareholders:
        From net investment income                        (0.18)       (0.45)       (0.40)       (0.38)       (0.41)       (0.03)
        From net realized gains                           (0.20)       (1.71)       (1.32)       (0.42)       (0.41)        --
               Total distributions                        (0.38)       (2.16)       (1.72)       (0.80)       (0.82)       (0.03)

NET ASSET VALUE, END OF PERIOD                          $ 13.65      $ 12.05      $ 13.48      $ 13.50      $ 12.94      $ 12.25

TOTAL RETURN (B)                                          16.63%        6.85%       13.02%       11.01%       12.96%       22.85%


RATIOS/SUPPLEMENTAL DATA:

        Net assets, end of period (000's)             $ 311,995    $ 350,694    $ 679,532  $ 1,239,536    $ 644,136    $ 190,664
        Net expenses to average
               daily net assets (a)                        0.61%**      0.61%        0.61%        0.62%        0.67%        0.70%**
        Net investment income to average
               daily net assets (a)                        2.85%**      2.86%        2.70%        3.15%        3.75%        7.89%**
        Portfolio turnover rate                              37%          77%          35%          50%          41%          23%



            *            For the period from the commencement of operations, November 14, 1990 through February 28, 1991.
            **           Annualized
            (a)          Net of fees and expenses voluntarily waived or borne by the manager of the following
                         per share amounts:          $     0.01   $     0.02  $      0.02  $      0.01  $      0.01  $      0.01
            (b)          Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.


               See accompanying notes to the financial statements.


GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995



1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Value Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $21,821,666, collateralized by cash in the amount of $22,596,813, which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The  premium  on cash  purchases  of  Fund  shares  is  .15% of the  amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $16,070 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .70% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .61% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $738. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $115,222,735 and $186,939,600, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 35% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 1995                 YEAR ENDED
                                                                     (UNAUDITED)               FEBRUARY 28, 1995

     Shares sold                                                          955,616                    3,061,654
     Shares issued to shareholders in reinvestment
      of distributions                                                    523,892                    5,068,747
     Shares repurchased                                                (7,711,166)                 (29,453,951)
     Net decrease                                                      (6,231,658)                 (21,323,550)
     Fund shares:

      Beginning of period                                              29,095,761                   50,419,311
      End of period                                                    22,864,103                   29,095,761

6.   FINANCIAL INSTRUMENTS

    A summary of outstanding financial instruments at August 31, 1995, is as follows:

      FUTURES CONTRACTS

     Number of                                                                             Net Unrealized
     Contracts               Type             Expiration Date           Contract Value      Depreciation
         6                  S&P 500           September 1995          $       1,688,550       $ (4,075)

     At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

     SWAP AGREEMENTS

                                                                                                    Unrealized
      Notional Amount         Expiration Date                       Description                    Depreciation
      $50,587,819 (a)             12/1/95             Agreement with Morgan Stanley & Co.         $ (2,453,520)
                                                      International dated 6/27/95 to pay
                                                      (receive) the return on an index of
                                                      selected securities minus LIBOR and to
                                                      receive (pay) the return on a second
                                                      index of selected securities minus
                                                      LIBOR plus 0.45%.

     (a) Represents initial notional amount for purposes of calculating the Fund's obligation. The counterparty notional amount is $50,615,537.


GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

                  SHARES             DESCRIPTION                                                       VALUE ($)

                                     STOCK - 96.5%
                                     AEROSPACE - 2.5%
                      42,623         Lockheed Martin                                                                 2,594,675
                      72,000         Raytheon Co                                                                     5,823,000
                                                                                                                     8,417,675
                                     AUTOMOTIVE - 0.2%
                      10,700         Bandag Inc                                                                        635,313
                       1,900         Breed Technologies Inc                                                             36,338
                                                                                                                       671,651
                                     BANKING AND FINANCIAL SERVICES - 3.0%
                       9,660         Bear Stearns Cos Inc                                                              199,238
                      19,965         Comdisco Inc (a)                                                                  608,933
                      93,800         Dean Witter Discover and Co                                                     4,783,800
                         500         Edwards (A G) Inc                                                                  12,188
                      25,100         Morgan Stanley Group Inc                                                        2,180,563
                      12,700         Student Loan Marketing Association                                                687,388
                      33,200         Travelers Inc                                                                   1,593,600
                                                                                                                    10,065,710
                                     CHEMICALS - 0.0%
                       5,000         Wellman Inc                                                                       127,500

                                     COMPUTERS - 1.5%
                      25,200         Adobe Systems Inc                                                               1,285,200
                      91,100         Silicon Graphics * (a)                                                          3,848,975
                                                                                                                     5,134,175
                                     CONSTRUCTION - 0.3%
                      19,700         York International Corp                                                           876,650

                                     CONSUMER GOODS - 2.2%
                      30,100         Black and Decker Corp (a)                                                         974,488
                       2,300         Church & Dwight Co Inc                                                             52,613
                       5,200         Clorox Co                                                                         351,650
                      10,700         International Flavors & Fragrances                                                512,263
                      22,600         Jones Apparel Group Inc *                                                         785,350
                      17,600         Liz Claiborne                                                                     400,400
                       9,400         Newell Co (a)                                                                     235,000
                      16,600         Nike Inc Class B                                                                1,537,575
                      11,800         Polaroid Corp                                                                     514,775
                      33,100         Reebok International Ltd                                                        1,175,050
                       4,800         Russ Berrie and Co                                                                 69,600
                       6,100         Russell Corp                                                                      167,750
                      10,600         VF Corp                                                                           580,350
                                                                                                                     7,356,864
                                     FOOD AND BEVERAGE - 18.8%
                     102,800         Anheuser-Busch Cos Inc                                                          5,872,450
                      17,500         Brown Forman Corp Class B                                                         647,500
                     250,300         Coca-Cola Co                                                                   16,081,758
                      26,600         ConAgra Inc                                                                     1,007,475
                      99,300         CPC International Inc                                                           6,243,488
                      22,850         Dean Foods Co                                                                     605,525
                      20,700         General Mills Co                                                                1,068,638
                      98,500         Heinz (H J) Co                                                                  4,173,938
                      10,100         Hershey Foods Corp                                                                604,738
                      15,600         Hormel (Geo A) and Co                                                             374,400
                       3,000         International Multifoods Corp                                                      67,500
                      75,900         Kellogg Co                                                                      5,123,250
                     219,700         Pepsico Inc                                                                     9,941,425
                     209,800         Sara Lee Corp                                                                   5,821,950
                       4,496         Tootsie Roll Industries Inc                                                       179,278
                       5,400         Tyson Food Inc Class A                                                            139,050
                      26,900         Unilever ADR                                                                    3,325,513
                      20,000         Universal Foods Corp                                                              635,000
                      45,600         Whitman Corp                                                                      917,700
                      18,400         Wrigley (William Jr) Co                                                           830,300
                                                                                                                    63,660,876
                                     HEALTH CARE - 7.8%
                      15,700         Bausch & Lomb Inc (a)                                                             624,075
                      46,100         Boston Scientific Corp * (a)                                                    1,832,475
                      17,200         Forest Labs *                                                                     769,700
                         700         Haemonetics Corp *                                                                 15,050
                     136,900         Johnson & Johnson                                                               9,446,100
                     121,800         Medtronic Inc                                                                  11,494,875
                       6,500         Surgical Care Affiliates                                                          142,188
                      11,800         Tenet Healthcare Corp *                                                           187,325
                      21,000         US Health Care Inc                                                                672,000
                       6,600         Vencor Inc * (a)                                                                  195,525
                      31,300         Wellpoint Health Networks Class A *                                               931,175
                                                                                                                    26,310,488
                                     INSURANCE - 0.5%
                      12,900         Loews Corp                                                                      1,694,738

                                     MACHINERY - 0.3%
                       9,900         Dover Corp                                                                        789,525
                       2,100         FMC Corp *                                                                        161,700
                                                                                                                       951,225
                                     MANUFACTURING - 0.8%
                      10,100         Alco Standard Corp                                                                813,050
                      18,000         Danaher Corp                                                                      594,000
                      62,800         Pall Corp                                                                       1,373,750
                       1,700         Sequa Corp Class A *                                                               45,263
                                                                                                                     2,826,063
                                     OIL AND GAS - 0.1%
                         200         Berry Petroleum Class A                                                             1,950
                      10,500         Burlington Resources Inc                                                          426,563
                                                                                                                       428,513
                                     PHARMACEUTICALS - 21.9%
                     327,204         Abbott Laboratories                                                            12,679,155
                      30,900         American Home Products Corp                                                     2,379,300
                     231,000         Amgen Inc *                                                                    11,059,125
                     143,400         Bristol-Myers Squibb Co                                                         9,840,825
                      68,300         Lilly (Eli) & Co                                                                5,592,063
                     125,800         Merck & Co Inc                                                                  6,274,275
                     135,900         Mylan Laboratories (a)                                                          3,108,713
                     289,856         Pfizer Inc                                                                     14,311,640
                     123,000         Schering-Plough Corp (a)                                                        5,734,875
                      37,700         Warner Lambert Co                                                               3,407,138
                                                                                                                    74,387,109
                                     PRIMARY PROCESSING - 0.1%
                       6,000         Valspar                                                                           240,000

                                     PRINTING AND PUBLISHING - 1.7%
                       4,500         Central Newspapers Class A                                                        127,688
                      54,700         Dun and Bradstreet Corp                                                         3,165,763
                       1,600         McClatchy Newspapers Inc                                                           35,800
                       2,000         Pulitzer Publishing Co                                                             97,000
                      50,600         Readers Digest Association Inc                                                  2,340,250
                                                                                                                     5,766,501
                                     REFINING - 0.2%
                      22,300         Ashland Inc                                                                       730,325

                                     RETAIL TRADE - 3.7%
                      54,800         Albertson's Inc                                                                 1,746,750
                      17,900         American Stores Co                                                                525,813
                       3,300         Blair Corp                                                                        110,138
                      43,000         Circuit City Stores Inc                                                         1,483,500
                       7,500         Dayton Hudson Corp                                                                548,438
                      14,900         Fruit of the Loom Inc *                                                           350,150
                      10,800         Hannaford Brothers Co                                                             276,750
                      67,400         Kroger Co *                                                                     2,198,925
                       1,300         Lands' End Inc *                                                                   22,588
                       9,000         Price/Costco Inc *                                                                151,875
                      47,100         Rite Aid Corp                                                                   1,318,800
                       9,400         Stanhome Inc                                                                      291,400
                     142,000         Walgreen Co                                                                     3,479,000
                       6,700         Weismarkets Inc                                                                   189,275
                                                                                                                    12,693,402
                                     SERVICES - 1.7%
                       3,100         BHC Communications Inc Class A *                                                  281,325
                       2,100         Capital Cities/ABC Inc                                                            241,500
                      14,225         Chris Craft Industries Inc                                                        640,136
                      42,900         Gannett Co Inc                                                                  2,295,150
                      18,800         Kingworld Productions Inc *                                                       714,400
                       9,400         Lee Enterprises Inc                                                               372,475
                       8,900         PHH Corp                                                                          388,263
                         500         Rollins Inc                                                                        11,938
                       1,700         Total System Services Inc                                                          33,150
                       2,700         Washington Post Co Class B                                                        775,913
                                                                                                                     5,754,250
                                     TECHNOLOGY - 20.5%
                     117,200         3Com Corp *                                                                     4,570,800
                      56,400         Apple Computer                                                                  2,425,200
                      54,400         Cabletron Systems Inc * (a)                                                     2,876,400
                       1,900         Cadence Design Systems Inc * (a)                                                   68,875
                     239,100         Cisco Systems Inc *                                                            15,690,938
                      18,100         Cypress Semiconductor Corp * (a)                                                  825,813
                      80,200         Hewlett-Packard Inc                                                             6,416,000
                     135,800         Intel Corp                                                                      8,334,725
                      58,100         LSI Logic Corp * (a)                                                            2,861,425
                     190,500         Microsoft Corp *                                                               17,621,250
                     310,600         Novell Inc *                                                                    5,590,800
                      27,200         Sun Microsystems Inc *                                                          1,574,200
                      15,000         Vishay Intertechnology Inc *                                                      607,500
                                                                                                                    69,463,926
                                     TELECOMMUNICATIONS - 3.4%
                       7,700         Alltel Corp                                                                       217,525
                      64,700         AT & T Corp                                                                     3,655,550
                      18,000         Bell Atlantic Corp                                                              1,075,500
                      20,500         Bellsouth Corp                                                                  1,409,375
                      39,600         GTE Corp                                                                        1,450,350
                      17,400         Nynex Corp                                                                        783,000
                      17,500         Pacific Telesis Group                                                             496,563
                      24,700         SBC Communications                                                              1,250,438
                      14,400         Sprint Corp                                                                       511,200
                      19,400         US West Inc                                                                       843,900
                                                                                                                    11,693,401
                                     TOBACCO - 4.9%
                     223,128         Philip Morris Cos Inc                                                          16,650,927

                                     UTILITIES - 0.4%
                      22,700         Ameritech Corp                                                                  1,163,375
                       4,200         California Energy Co Inc *                                                         87,675
                                                                                                                     1,251,050

                                     TOTAL STOCK (Cost $270,626,130)                                               327,153,019

                PAR VALUE            SHORT-TERM INVESTMENTS - 8.8%
                                     REPURCHASE AGREEMENT - 3.3%
           $      11,157,335         Salomon Brothers Repurchase Agreement, dated 8/31/95,
                                     due 9/1/95, with a maturity value of $11,158,977 and an
                                     effective yield of 5.3%, collateralized by U.S. Treasury
                                     Obligations with rates ranging from 6.25% to 6.50%, with
                                     maturity dates ranging from 4/30/97 to 8/15/23 and with an
                                     aggregate market value of 11,398,317.                                          11,157,335

                                     U.S. GOVERNMENT - 0.1%
                     400,000         U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                        394,719

                                     CASH EQUIVALENTS - 5.5%
                   8,028,667         Bank of Boston Time Deposit, 5.95% due 9/1/95                                   8,028,667
                   1,664,603         Dreyfus Cash Management Money Market Fund Plus, A Shares                        1,664,603
                   1,496,165         Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                      1,496,165
                   2,820,065         National Westminster Time Deposit, 5.95% due 9/1/95                             2,820,065
                   4,500,000         Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                 4,500,000
                                                                                                                    18,509,500

                                     TOTAL SHORT-TERM INVESTMENTS (Cost $30,061,540)                                30,061,554

                                     TOTAL INVESTMENTS - 105.3%
                                     (Cost $300,687,670) * *                                                       357,214,573

                                     Other Assets and Liabilities (net) - (5.3%)                                   (18,030,267)

                                     TOTAL NET ASSETS - 100.0%                                      $              339,184,306



                                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                                     ADR American Depositary Receipt

                                     (a)   All or a portion of this security is on loan.

                                     (b)   This security is held as collateral for open futures contracts.

                                     *     Non-income producing security.

                                     * *   The aggregate identified cost for federal income tax purposes is $300,687,670, resulting in gross unrealized appreciation and depreciation of $59,193,872 and $2,666,969, respectively, and net unrealized appreciation of $56,526,903.

                             See accompanying notes to the financial statements.


     GMO GROWTH ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


     ASSETS:
                 Investments, at value (cost $270,626,130) (Note 1)                           $           327,153,019
                 Short-term investments, at value (cost $30,061,540) (Note 1)                              30,061,554
                 Receivable for investments sold                                                              742,425
                 Receivable for variation margin on open futures contracts                                     19,539
                 Dividends and interest receivable                                                            496,288
                 Receivable for expenses waived or borne by Manager (Note 2)                                   22,400
                         Total assets                                                                     358,495,225

     LIABILITIES:
                 Payable for investments purchased                                                            315,092
                 Payable upon return of securities loaned (Note 1)                                         18,507,225
                 Payable for Fund shares repurchased                                                          301,000
                 Payable to affiliate for management fee  (Note 2)                                            140,509
                 Accrued expenses                                                                              47,093
                         Total liabilities                                                                 19,310,919

         NET ASSETS  (equivalent to $5.04 per share based on 67,350,475
                 shares outstanding, unlimited shares authorized)                             $           339,184,306

     NET ASSETS CONSIST OF:
                 Paid-in capital                                                              $           277,827,521
                 Accumulated undistributed net investment income                                            1,105,348
                 Accumulated undistributed net realized gain                                                3,710,155
                 Net unrealized appreciation                                                               56,541,282
                         NET ASSETS                                                           $           339,184,306


                 See accompanying notes to the financial statments.

    GMO GROWTH ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


    INVESTMENT INCOME:
          Dividends (net of withholding taxes of $11,885)                     $          2,781,264
          Interest (including securities lending income of $21,125)                        496,506
                Total income                                                             3,277,770

    EXPENSES:
          Management fee (Note 2)                                                          771,163
          Custodian and transfer agent fees                                                 39,487
          Audit fees                                                                        29,642
          Legal fees                                                                         4,958
          Registration fees                                                                  4,374
          Insurance                                                                          1,470
          Trustee fee (Note 2)                                                                 643
          Miscellaneous                                                                        277
                Total expenses                                                             852,014
                Less:  expenses waived or borne by Manager (Note 2)                       (111,698)
                Net expenses                                                               740,316
                      Net investment income                                              2,537,454

    REALIZED AND UNREALIZED GAIN (LOSS):
                Net realized gain (loss) on:
                      Investments                                                        2,776,653
                      Closed futures contracts                                           1,511,829
                      Closed swap contracts                                               (100,858)
                            Net realized gain                                            4,187,624

                Change in net unrealized appreciation (depreciation) on:
                      Investments                                                       42,128,037
                      Open futures contracts                                               (39,448)
                            Net unrealized gain                                         42,088,589
                      Net realized and unrealized gain                                  46,276,213

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $         48,813,667

                      See accompanying notes to the financial statments.

    GMO GROWTH ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 1995       YEAR ENDED
                                                                     (UNAUDITED)      FEBRUARY 28, 1995
    INCREASE (DECREASE) IN NET ASSETS:
    Operations:
            Net investment income                                $       2,537,454   $       3,189,370
            Net realized gain                                            4,187,624          12,677,026
            Change in net unrealized appreciation (depreciation)        42,088,589           7,126,286
            Net increase in net assets resulting from operations        48,813,667          22,992,682

    Distributions to shareholders from:
            Net investment income                                       (1,990,601)         (2,852,156)
            Net realized gains                                         (10,202,708)         (3,416,541)
                                                                       (12,193,309)         (6,268,697)

    Fund share transactions:  (Note 5)
            Proceeds from sale of shares                               102,414,592          35,930,626
            Net asset value of shares issued to shareholders
              in payment of distributions declared                      10,415,239           4,464,606
            Cost of shares repurchased                                 (49,272,200)        (48,810,882)
            Net increase (decrease) in net assets resulting
              from Fund share transactions                              63,557,631          (8,415,650)

            Total increase in net assets                               100,177,989           8,308,335

    NET ASSETS:
            Beginning of period                                        239,006,317         230,697,982

            End of period (including accumulated undistributed
              net investment income of $1,105,348 and
              $558,495, respectively)                            $     339,184,306   $     239,006,317

                         See accompanying notes to the financial statments.

     GMO GROWTH ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS ENDED
                                                 AUGUST 31, 1995               YEAR ENDED FEBRUARY 28/29,
                                                   (UNAUDITED)     1995        1994        1993       1992          1991

NET ASSET VALUE, BEGINNING OF PERIOD                $  4.45      $  4.14       $4.55    $   5.82    $  14.54   $   12.64

Income from investment operations:
      Net investment income (a)                        0.04         0.06         0.06       0.07        0.19        0.25
      Net realized and unrealized gain                 0.74         0.38         0.11       0.17        1.63        2.61
            Total from investment operations           0.78         0.44         0.17       0.24        1.82        2.86

Less distributions to shareholders:
      From net investment income                      (0.03)       (0.06)       (0.06)     (0.08)      (0.23)      (0.25)
      From net realized gains                         (0.16)       (0.07)       (0.52)     (1.43)     (10.31)      (0.71)
            Total distributions                       (0.19)       (0.13)       (0.58)     (1.51)     (10.54)      (0.96)

NET ASSET VALUE, END OF PERIOD                      $  5.04      $  4.45       $ 4.14   $   4.55   $    5.82   $   14.54

TOTAL RETURN (B)                                      17.67%       10.86%        4.13%      3.71%      20.47%      24.24%


RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)          $  339,184   $  239,006    $ 230,698  $ 168,143   $ 338,439 $ 1,004,345
      Net expenses to average
            daily net assets (a)                       0.48%*       0.48%        0.48%      0.49%       0.50%       0.50%
      Net investment income to average
            daily net assets (a)                       1.65%*       1.50%        1.38%      1.15%       1.38%       1.91%
      Portfolio turnover rate                            30%         139%          57%        36%         46%         45%


            *           Annualized
           (a)          Net of fees and expenses voluntarily waived or borne by the Manager of less than $.01 per share for each period presented.
           (b)          Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.



                        See accompanying notes to the financial statments.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Growth Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $18,148,000 collateralized by cash in the amount of $18,509,500, which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The  premium  on cash  purchases  of  Fund  shares  is .17 % of the  amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $98,213 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $643. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $153,363,380 and $85,231,458, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 51% of the outstanding shares of the Fund were held by four individual shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                   August 31, 1995                 Year Ended
                                                                     (Unaudited)               February 28, 1995
    Shares sold                                                        21,976,921                    8,350,129
    Shares issued to shareholders in reinvestment
     of distributions                                                   2,161,521                    1,076,722
    Shares repurchased                                                (10,445,188)                 (11,444,911)

    Net increase (decrease)                                            13,693,254                  (2,018,060)
    Fund shares:
      Beginning of period                                              53,657,221                   55,675,281
      End of period                                                    67,350,475                   53,657,221


 6.  FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:


     Number of                                                                                  Net Unrealized
     Contracts               Type            Expiration Date           Contract Value            Appreciation
         22                S&P 500            September 1995             $ 6,191,350               $ 14,379

     At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

          SHARES            DESCRIPTION                                                                               VALUE ($)
                            STOCK - 96.2%
                            AEROSPACE - 3.1%
              46,993        Lockheed Martin                                                                              2,860,699
              54,800        Raytheon Co                                                                                  4,431,950
                                                                                                                         7,292,649
                            AUTOMOTIVE - 0.1%
               4,100        Bandag Inc                                                                                     243,438

                            BANKING AND FINANCIAL SERVICES - 6.6%
                 600        Bancorp Hawaii Inc                                                                              20,100
              19,890        Bear Stearns Cos Inc                                                                           410,231
              12,600        Beneficial Corp                                                                                618,975
               3,350        Charles Schwab & Co                                                                            155,775
               7,100        Chase Manhattan Corp                                                                           408,250
              18,800        Chemical Banking Corp                                                                        1,095,100
              54,200        Citicorp                                                                                     3,597,525
              46,400        Dean Witter Discover and Co                                                                  2,366,400
              12,400        Edwards (A G) Inc                                                                              302,250
               2,200        First Bank of America Corp                                                                      97,350
               5,800        First Chicago Corp                                                                             367,575
              25,000        Household International Inc                                                                  1,403,125
              24,800        Morgan Stanley Group Inc                                                                     2,154,500
              15,100        Student Loan Marketing Association                                                             817,288
              31,300        Travelers Inc                                                                                1,502,400
                                                                                                                        15,316,844
                            COMPUTER AND OFFICE EQUIPMENT - 2.6%
              80,100        Micron Technology                                                                            6,157,688

                            COMPUTERS - 0.4%
              22,700        Silicon Graphics * (a)                                                                         959,075

                            CONSTRUCTION - 0.1%
               1,600        Vulcan Materials Inc                                                                            84,200
               4,600        York International Corp                                                                        204,700
                                                                                                                           288,900
                            CONSUMER GOODS - 3.5%
              26,800        Black and Decker Corp                                                                          867,650
               6,400        Clorox Co                                                                                      432,800
              59,300        Eastman Kodak Co                                                                             3,417,163
              12,000        International Flavors & Fragrances                                                             574,500
              19,100        Liz Claiborne                                                                                  434,525
               4,900        National Service Industries                                                                    142,100
               7,900        Nike Inc Class B                                                                               731,738
              14,000        Polaroid Corp                                                                                  610,750
                 100        Premark International Inc                                                                        5,238
              10,400        Reebok International Ltd                                                                       369,200
              14,000        VF Corp                                                                                        766,500
                                                                                                                         8,352,164
                            FOOD AND BEVERAGE - 12.7%
              50,500        Anheuser-Busch Cos Inc                                                                       2,884,813
              66,465        Archer Daniels Midland Co                                                                    1,104,981
              12,300        Brown Forman Corp Class B                                                                      455,100
             144,000        Coca-Cola Co                                                                                 9,252,000
              49,000        ConAgra Inc                                                                                  1,855,875
              17,000        CPC International Inc                                                                        1,068,875
               9,300        Dean Foods Co                                                                                  246,450
              35,600        General Mills Co                                                                             1,837,850
              50,800        Heinz (H J) Co                                                                               2,152,650
               3,600        Hershey Foods Corp                                                                             215,550
               7,700        Hormel (Geo A) and Co                                                                          184,800
               7,900        IBP Inc                                                                                        389,075
              24,900        Kellogg Co                                                                                   1,680,750
              29,300        Pepsico Inc                                                                                  1,325,825
              55,700        Sara Lee Corp                                                                                1,545,675
               4,700        Tyson Food Inc Class A                                                                         121,025
              24,600        Unilever ADR                                                                                 3,041,175
               7,100        Universal Foods Corp                                                                           225,425
              20,800        Whitman Corp                                                                                   418,600
                                                                                                                        30,006,494
                            HEALTH CARE - 4.0%
                 600        Bausch & Lomb Inc (a)                                                                           23,850
              42,700        Johnson & Johnson                                                                            2,946,300
              34,400        Medtronic Inc                                                                                3,246,500
               7,300        Rhone Poulenc Rorer Inc (a)                                                                    323,025
               2,300        Tambrands Inc                                                                                  103,213
              42,300        Tenet Healthcare Corp *                                                                        671,513
              39,900        Upjohn Co                                                                                    1,690,738
              11,100        Wellpoint Health Networks Class A *                                                            330,225
                                                                                                                         9,335,364
                            INSURANCE - 6.0%
              23,600        Aetna Life and Casualty Co                                                                   1,610,700
              19,000        AFLAC Corp                                                                                     776,625
               2,900        Allmerica Property and Casualty                                                                 69,963
              35,400        Allstate Corp                                                                                1,199,175
               7,700        AMBAC Inc                                                                                      325,325
              37,600        American General Corp                                                                        1,325,400
              16,900        AON Corp                                                                                       659,100
               4,600        Chubb Corp                                                                                     419,750
              12,700        Cigna Corp                                                                                   1,228,725
               1,300        CNA Financial Corp *                                                                           124,638
               2,100        Geico Corp                                                                                     143,325
               1,600        Jefferson Pilot Corp                                                                           100,600
               9,300        Loews Corp                                                                                   1,221,788
                 900        Marsh & McLennan Cos Inc                                                                        74,138
               5,000        MBIA Inc                                                                                       340,000
               2,600        MGIC Investment (a)                                                                            145,600
               9,600        Old Republic International Corp                                                                265,200
               7,400        Provident Life and Accident Insurance Co Class B                                               193,325
              11,400        Providian Corp                                                                                 437,475
               3,700        Safeco Corp (a)                                                                                239,113
              25,300        St Paul Cos                                                                                  1,372,525
              18,100        Torchmark Corp (a)                                                                             724,000
              10,900        Transamerica Corp                                                                              741,200
               1,000        Transatlantic Holdings Inc                                                                      70,000
               7,400        Twentieth Century Industries *                                                                 116,550
                                                                                                                        13,924,240
                            MACHINERY - 0.8%
               9,100        Dover Corp                                                                                     725,725
               6,300        FMC Corp * (a)                                                                                 485,100
              18,500        Harnischfeger Industries                                                                       679,875
                                                                                                                         1,890,700
                            MANUFACTURING - 6.9%
             124,100        Boeing Co                                                                                    7,911,375
              10,200        Crown Cork & Seal Inc * (a)                                                                    459,000
              10,200        Danaher Corp                                                                                   336,600
              60,600        International Business Machines Corp                                                         6,264,525
              28,600        Pall Corp                                                                                      625,625
              14,100        Tenneco Inc                                                                                    683,850
                 600        Textron Inc                                                                                     41,100
                                                                                                                        16,322,075
                            OIL AND GAS - 5.4%
              22,800        Amoco Corp                                                                                   1,453,500
               4,600        Atlantic Richfield Co                                                                          501,975
               5,700        Cabot Corp                                                                                     274,313
              15,900        Chevron Corp                                                                                   769,163
               1,800        Columbia Gas Systems *                                                                          63,450
               2,300        El Paso Natural Gas Co                                                                          64,688
              59,500        Exxon Corp                                                                                   4,090,625
                 400        FINA Inc Class A                                                                                18,500
              17,500        Mobil Corp                                                                                   1,666,875
                 600        Murphy Oil Corp                                                                                 24,300
               2,300        National Fuel Gas                                                                               64,688
               6,700        Nicor Inc                                                                                      171,688
               2,400        Occidental Petroleum Corp                                                                       52,200
               3,500        Peoples Energy Corp                                                                             95,375
              16,300        Royal Dutch Petroleum Co ADR (a)                                                             1,943,775
               8,100        Texaco Inc                                                                                     524,475
              27,075        Williams Companies Inc                                                                         991,622
                                                                                                                        12,771,212
                            PAPER AND ALLIED PRODUCTS - 0.2%
               5,900        Consolidated Papers Inc                                                                        356,950
               4,000        Glatfelter (PH) Co                                                                              90,000
                                                                                                                           446,950
                            PHARMACEUTICALS - 12.3%
              54,200        Abbott Laboratories                                                                          2,100,250
              42,700        American Home Products Corp                                                                  3,287,900
              60,798        Amgen Inc *                                                                                  2,910,704
              90,500        Bristol-Myers Squibb Co                                                                      6,210,563
              64,200        Lilly (Eli) & Co                                                                             5,256,375
              84,400        Merck & Co Inc                                                                               4,209,450
              12,150        Mylan Laboratories (a)                                                                         277,931
              86,600        Pfizer Inc                                                                                   4,275,875
               3,800        Schering-Plough Corp (a)                                                                       177,175
               3,300        Warner Lambert Co                                                                              298,238
                                                                                                                        29,004,461
                            PRINTING AND PUBLISHING - 0.8%
              16,600        Dun and Bradstreet Corp                                                                        960,725
               4,200        McGraw Hill Inc                                                                                330,750
              14,000        Readers Digest Association Inc (a)                                                             647,500
                                                                                                                         1,938,975
                            REFINING - 0.3%
              23,600        Ashland Inc                                                                                    772,900

                            RETAIL TRADE - 1.9%
              24,500        American Stores Co                                                                             719,688
              13,000        Circuit City Stores Inc                                                                        448,500
               4,200        Fruit of the Loom Inc *                                                                         98,700
              28,500        Melville Corp                                                                                  951,188
              34,300        Rite Aid Corp                                                                                  960,400
              32,200        Walgreen Co                                                                                    788,900
               2,900        Weismarkets Inc                                                                                 81,925
               5,800        Winn Dixie                                                                                     345,100
                                                                                                                         4,394,401
                            SERVICES - 1.2%
               3,000        BHC Communications Inc Class A *                                                               272,251
               9,600        Capital Cities/ABC Inc                                                                       1,104,000
               4,600        Fleming Cos                                                                                    133,975
              14,100        Gannett Co Inc                                                                                 754,350
               1,000        Kingworld Productions Inc *                                                                     38,000
               3,300        Manpower Inc (a)                                                                                94,875
               5,100        Omnicom Group                                                                                  320,025
               5,600        Supervalu Inc                                                                                  165,900
                                                                                                                         2,883,376
                            TECHNOLOGY - 9.3%
              45,000        3Com Corp *                                                                                  1,755,000
              36,700        Apple Computer                                                                               1,578,100
               6,200        Avery Dennison Corp                                                                            254,200
              24,700        Cisco Systems Inc *                                                                          1,620,938
              29,200        Digital Equipment Corp *                                                                     1,219,100
              90,100        Hewlett-Packard Inc                                                                          7,208,000
              38,300        LSI Logic Corp * (a)                                                                         1,886,275
              37,200        Microsoft Corp *                                                                             3,441,000
              41,000        Novell Inc *                                                                                   738,000
              26,000        Sun Microsystems Inc *                                                                       1,504,750
              15,500        Vishay Intertechnology Inc *                                                                   627,750
                                                                                                                        21,833,113
                            TELECOMMUNICATIONS - 3.5%
               5,500        Alltel Corp                                                                                    155,375
              43,800        AT & T Corp                                                                                  2,474,700
              12,200        Bell Atlantic Corp                                                                             728,950
              13,900        Bellsouth Corp                                                                                 955,625
               8,100        Cincinnati Bell Inc *                                                                          220,725
               4,600        Frontier Corp                                                                                  128,225
              26,900        GTE Corp                                                                                       985,213
              11,800        Nynex Corp                                                                                     531,000
              11,900        Pacific Telesis Group                                                                          337,663
              16,800        SBC Communications                                                                             850,500
               9,800        Sprint Corp                                                                                    347,900
              13,200        US West Inc                                                                                    574,200
                                                                                                                         8,290,076
                            TOBACCO - 2.1%
              66,300        Philip Morris Cos Inc                                                                        4,947,638

                            UTILITIES - 12.4%
              26,600        AES Corp *                                                                                     492,100
              35,800        Allegheny Power System Inc                                                                     872,625
              42,800        American Electric Power Inc                                                                  1,460,550
              15,400        Ameritech Corp                                                                                 789,250
               1,100        Atlanta Gas Light (a)                                                                           40,563
              28,800        Baltimore Gas and Electric Co                                                                  756,000
               6,400        Brooklyn Union Gas Co                                                                          160,800
               1,400        California Energy Co Inc *                                                                      29,225
               6,400        Carolina Power and Light Co                                                                    196,000
              12,100        Centerior Energy Corp                                                                          130,075
              40,700        Central & South West Corp                                                                      997,150
              37,100        Cinergy Corp                                                                                   950,688
               4,500        Cipsco Inc                                                                                     147,938
              13,400        CMS Energy Corp                                                                                329,975
              19,500        Consolidated Edison                                                                            550,875
               1,900        Delmarva Power and Light Co                                                                     41,325
               2,800        Destec Energy Inc *                                                                             44,450
              34,800        Detroit Edison Co                                                                            1,065,750
              20,500        Dominion Resources Inc                                                                         740,563
              30,800        DPL Inc                                                                                        685,300
              10,450        DQE                                                                                            249,494
              36,000        Duke Power Co                                                                                1,462,500
              16,800        Entergy Corp                                                                                   403,200
              15,700        Florida Progress Corp                                                                          476,888
              20,200        FPL Group Inc                                                                                  785,275
              12,700        General Public Utilities                                                                       363,538
               3,000        Hawaiian Electric Industry Inc                                                                 108,375
               2,300        Houston Industries Inc                                                                          97,463
               7,500        Idaho Power Co                                                                                 197,813
               2,400        IES Industries                                                                                  60,600
               6,900        Illinova Corp                                                                                  173,363
               3,100        Ipalco Enterprises Inc (a)                                                                     107,338
               9,300        Kansas City Power and Light Co                                                                 208,088
               2,300        Ku Energy Corp                                                                                  62,675
               3,100        LG&E Energy Corp                                                                               120,125
              10,100        MCN Corp                                                                                       188,113
               8,500        Midamerican Energy Co                                                                          121,125
                 800        Minnesota Power & Light Co                                                                      21,500
              12,600        Montana Power Co                                                                               277,200
               8,100        Nevada Power Co                                                                                165,038
               7,100        New England Electric System                                                                    248,500
               4,100        New York State Electric and Gas Corp                                                            98,913
              11,200        Nipsco Industries Inc                                                                          366,800
              15,200        Northern States Power Co                                                                       647,900
               8,800        Oklahoma Gas and Electric Co (a)                                                               311,300
              30,000        Pacific Enterprises                                                                            720,000
               1,200        Pacific Gas and Electric Co                                                                     34,500
              92,000        PacifiCorp                                                                                   1,667,500
              46,300        Panhandle Eastern Corp                                                                       1,157,500
               1,800        Portland General Electric Co                                                                    43,200
              46,100        Potomac Electric Power Co                                                                      985,388
              15,600        PP&L Resources Inc                                                                             341,250
              23,300        Public Service of Colorado                                                                     754,338
              10,200        Puget Sound Power and Light Co                                                                 220,575
               9,600        Scana Corp (a)                                                                                 223,200
             126,200        Southern Co                                                                                  2,665,975
               4,700        Southwesten Public Service Co (a)                                                              141,000
              23,300        Teco Energy                                                                                    503,863
               2,900        UGI Corp (a)                                                                                    61,988
              12,200        Union Electric Co                                                                              434,625
               4,500        Utilicorp United Inc                                                                           122,063
               1,800        Washington Gas Light                                                                            34,425
              13,300        Washington Water Power (a)                                                                     206,150
               7,500        Western Resources Inc                                                                          226,875
              31,400        Wisconsin Energy Corp                                                                          843,875
               1,900        Wisconsin Power & Light Holding Co                                                              54,150
                 900        WPS Resources Corp                                                                              25,988
                                                                                                                        29,272,754

                            TOTAL STOCK (Cost $182,756,114)                                                            226,645,487

         PAR VALUE          SHORT-TERM INVESTMENTS - 6.8%
                            REPURCHASE AGREEMENT - 3.4%
    $      8,038,764        Salomon Brothers Repurchase Agreement, dated 8/31/95,
                            due 9/1/95, with a maturity value of $8,039,947 and an
                            effective yield of 5.30%, collateralized by U.S. Treasury
                            Obligations with rates ranging from 6.25% to 6.50%, with
                            maturity dates ranging from 4/30/97 to 8/15/23 and with an
                            aggregate market value of $8,212,390.                                                        8,038,764

                            U.S. GOVERNMENT - 0.1%
             300,000        U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                     296,039

                            CASH EQUIVALENTS - 3.3%
           3,224,803        Bank of Boston Time Deposit, 5.95% due 9/1/95                                                3,224,803
             700,951        Dreyfus Cash Management Money Market Fund Plus, A Shares                                       700,951
             630,023        Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                     630,023
           1,238,423        National Westminster Time Deposit, 5.95% due 9/1/95                                          1,238,423
           2,000,000        Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                              2,000,000
                                                                                                                         7,794,200

                            TOTAL SHORT-TERM INVESTMENTS (Cost $16,128,992)                                             16,129,003

                            TOTAL INVESTMENTS - 103.0%
                            (Cost $198,885,106) * *                                                                    242,774,490

                             Other Assets and Liabilities (net) - (3.0%)                                                (6,982,603)

                             TOTAL NET ASSETS - 100.0%                                                             $   235,791,887



                              NOTES TO THE SCHEDULE OF INVESTMENTS:

                              ADR American Depositary Receipt

                              (a)   All or a portion of this security is on loan.

                              (b)   This security is held as collateral for open futures contracts.

                              *     Non-income producing security.

                              * *   The aggregate identified cost for federal income tax purposes is $198,885,106, resulting in gross unrealized appreciation and depreciation of $44,723,056 and $833,672, respectively, and net unrealized appreciation of $43,889,384.

              See accompanying notes to the financial statements.



    GMO U.S. SECTOR ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


    ASSETS:
          Investments, at value (cost $182,756,114) (Note 1)                        $         226,645,487
          Short-term investments, at value (cost $16,128,992) (Note 1)                         16,129,003
          Receivable for investments sold                                                       1,219,247
          Receivable for variation margin on open futures contracts                                16,150
          Dividends and interest receivable                                                       698,345
          Receivable for expenses waived or borne by Manager (Note 2)                              17,325
                 Total assets                                                                 244,725,557

    LIABILITIES:
          Payable for investments purchased                                                       992,871
          Payable upon return of securities loaned (Note 1)                                     7,793,014
          Payable to affiliate for management fee  (Note 2)                                        95,522
          Accrued expenses                                                                         52,263
                 Total liabilities                                                              8,933,670

        NET ASSETS (equivalent to $13.06 per share based on 18,053,484
          shares outstanding, unlimited shares authorized)                          $         235,791,887

    NET ASSETS CONSIST OF:
          Paid-in capital                                                           $         179,513,557
          Accumulated undistributed net investment income                                       1,536,450
          Accumulated undistributed net realized gain                                          10,868,869
          Net unrealized appreciation                                                          43,873,011
                 NET ASSETS                                                         $         235,791,887


              See accompanying notes to the financial statements.

     GMO U.S. SECTOR ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


     INVESTMENT INCOME:
              Dividends (net of withholding taxes of $19,788)                            $         3,050,053
              Interest (including securities lending income of $8,749)                               244,449
                       Total income                                                                3,294,502

     EXPENSES:
              Management fee (Note 2)                                                                555,028
              Custodian and transfer agent fees                                                       55,217
              Audit fees                                                                              23,499
              Legal fees                                                                               4,008
              Insurance                                                                                1,104
              Registration fees                                                                          839
              Trustee fee (Note 2)                                                                       459
              Miscellaneous                                                                              186
                       Total expenses                                                                640,340
                       Less:  expenses waived or borne by Manager (Note 2)                           (96,639)
                       Net expenses                                                                  543,701
                               Net investment income                                               2,750,801

     REALIZED AND UNREALIZED GAIN (LOSS):
                       Net realized gain (loss) on:
                               Investments                                                        11,528,271
                               Closed futures contracts                                              586,968
                               Closed swap contracts                                                 (64,087)
                                     Net realized gain                                            12,051,152

                       Change in net unrealized appreciation (depreciation) on:
                               Investments                                                        25,769,746
                               Open futures contracts                                                (22,989)
                                     Net unrealized gain                                          25,746,757
                               Net realized and unrealized gain                                   37,797,909

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $        40,548,710

                       See accompanying notes to the financial statements.

    GMO U.S. SECTOR ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                           AUGUST 31, 1995         YEAR ENDED
                                                                             (UNAUDITED)       FEBRUARY 28, 1995
    INCREASE (DECREASE) IN NET ASSETS:
    Operations:
           Net investment income                                        $         2,750,801   $        4,975,763
           Net realized gain                                                     12,051,152            8,878,913
           Change in net unrealized appreciation (depreciation)                  25,746,757              925,826
           Net increase in net assets resulting from operations                  40,548,710           14,780,502

    Distributions to shareholders from:
           Net investment income                                                 (2,132,461)          (4,670,650)
           Net realized gains                                                    (1,086,252)         (12,614,921)
                                                                                 (3,218,713)         (17,285,571)

    Fund share transactions:  (Note 5)
           Proceeds from sale of shares                                           2,225,087           47,339,037
           Net asset value of shares issued to shareholders
                   in payment of distributions declared                             833,727            5,887,140
           Cost of shares repurchased                                           (11,888,022)         (10,457,780)
           Net increase (decrease) in net assets resulting
                   from Fund share transactions                                  (8,829,208)          42,768,397

           Total increase in net assets                                          28,500,789           40,263,328

    NET ASSETS:
           Beginning of period                                                  207,291,098          167,027,770

           End of period (including accumulated undistributed
                   net investment income of $1,536,450 and
                   $918,110, respectively)                              $       235,791,887   $      207,291,098

           See accompanying notes to the financial statements.


     GMO U.S. SECTOR ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 1995                YEAR ENDED FEBRUARY 28/29,
                                                     (UNAUDITED)            1995           1994         1993*

     NET ASSET VALUE, BEGINNING OF PERIOD        $         11.06   $         11.26  $        10.38 $         10.00

     Income from investment operations:
         Net investment income (a)                          0.16              0.28            0.29            0.05
         Net realized and unrealized gain                   2.02              0.49            1.21            0.33
               Total from investment operations             2.18              0.77            1.50            0.38

     Less distributions to shareholders:
         From net investment income                        (0.12)            (0.27)          (0.30)              -
         From net realized gains                           (0.06)            (0.70)          (0.32)              -
               Total distributions                         (0.18)            (0.97)          (0.62)              -

     NET ASSET VALUE, END OF PERIOD              $         13.06   $         11.06  $        11.26 $         10.38

     TOTAL RETURN (B)                                      19.81%             7.56%          14.64%           3.80%


     RATIOS/SUPPLEMENTAL DATA:

         Net assets, end of period (000's)       $       235,792   $       207,291  $      167,028 $       169,208
         Net expenses to average
               daily net assets (a)                         0.48%**           0.48%           0.48%           0.48%**
         Net investment income to average
               daily net assets (a)                         2.42%**           2.61%           2.56%           3.20%**
         Portfolio turnover rate                              37%              101%             53%              9%



         *           For the period from January 4, 1993 (commencement of operations) to February 28, 1993.
         **          Annualized.
         (a)         Net of fees and expenses voluntarily waived or borne by the Manager of the following
                     per share amounts:          $          0.01   $          0.01  $         0.01 $          0.01
         (b)         Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.

                     See accompanying notes to the financial statements.


GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO U.S. Sector Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in commitment value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $7,601,131, collateralized by cash in the amount of $7,794,200 which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund entered into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .17% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $1,106 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .49% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets. In addition, the Fund's organizational expenses have been borne by the manager.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $459. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $80,211,766 and $92,452,889, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 84% of the outstanding shares of the Fund were held by three shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.  SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        Six Months Ended
                                                         August 31, 1995                   Year Ended
                                                           (Unaudited)                 February 28, 1995
     Shares sold                                               194,243                       4,299,814
     Shares issued to shareholders in
      reinvestment of distributions                             68,559                         561,797
     Shares repurchased                                       (943,623)                       (957,241)

     Net (decrease) increase                                  (680,821)                       3,904,370
     Fund shares:
      Beginning of period                                   18,734,305                      14,829,935
      End of period                                         18,053,484                      18,734,305


6.   FINANCIAL INSTRUMENTS
    A summary of outstanding futures contracts at August 31, 1995 is as follows:


     Number of                                                                                  Net Unrealized
     Contracts               Type            Expiration Date           Contract Value            Depreciation
         19                S&P 500            September 1995       $          5,347,075     $            (16,373)


     At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on these contracts.


GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

                     SHARES              DESCRIPTION                                                              VALUE ($)
                                         STOCK - 94.9%
                                         ADVERTISING - 0.0%
                         200             Grey Advertising                                                                    37,000

                                         AEROSPACE - 1.2%
                       9,900             AAR Corp                                                                           164,588
                       1,000             Curtiss Wright Corp                                                                 44,000
                       1,800             EDO Corp *                                                                           9,675
                       1,800             Hexcel Corp *                                                                       19,800
                       2,200             Hi-Shear Industries *                                                               17,325
                       6,100             Logicon Inc                                                                        335,500
                      11,500             Rohr Inc * (a)                                                                     178,250
                      28,000             Thiokol Corp                                                                       976,500
                       7,300             United Industial Corp                                                               47,450
                       3,500             Whittaker Corp *                                                                    68,250
                                                                                                                          1,861,338
                                         AUTOMOTIVE - 0.8%
                       2,800             Bandag Inc                                                                         166,250
                       3,500             Breed Technologies Inc                                                              66,938
                       2,600             Donnelly Corp                                                                       41,600
                       9,000             Oshkosh Truck                                                                      121,500
                      10,800             Smith (A O) Corp Class A                                                           271,350
                      10,100             SPX Corp                                                                           152,763
                      10,500             Standard Products Corp                                                             204,750
                      10,050             TBC Corp *                                                                          95,475
                         500             Trak Auto Corp *                                                                     7,750
                       4,600             Walbro Corp                                                                        105,225
                                                                                                                          1,233,601
                                         BANKING AND FINANCIAL SERVICES - 7.2%
                      16,000             Alex Brown Inc                                                                     960,000
                         100             Amplicon Inc                                                                         1,675
                         600             Baldwin and Lyons Inc Class B                                                        9,019
                       7,300             Banponce Corp                                                                      271,013
                       3,800             CCB Financial Corp                                                                 183,350
                       4,700             Centura Banks Inc                                                                  146,288
                       2,700             CMAC Investment Corp                                                               136,350
                      31,700             Comdisco Inc (a)                                                                   966,850
                       6,600             Compass Bancshares                                                                 198,000
                       7,400             Deposit Guaranty Corp                                                              292,300
                       5,200             Downey Financial Corp                                                              113,750
                       9,800             Eaton Vance Corp                                                                   374,850
                      39,400             Edwards (A G) Inc                                                                  960,375
                       1,500             First Citizens Bancshares Class A                                                   78,750
                      14,850             First Commerce Corp (a)                                                            478,913
                       1,000             First Empire State Corp                                                            183,000
                       3,300             First Hawaiian Inc                                                                  91,988
                       2,250             Firstmerit Corp                                                                     60,188
                       1,324             Glendale Federal Bank *                                                             20,853
                       6,300             Inter-Regional Financial Group                                                     201,600
                       4,300             Jefferies Group Inc                                                                169,850
                       3,700             LDI Corp *                                                                          13,413
                       7,475             Legg Mason Inc                                                                     220,513
                       4,600             Mercantile Bankshares                                                              122,475
                         300             Midland Co                                                                          13,425
                      12,100             Money Store Inc                                                                    794,063
                       8,850             Morgan Keegan Inc                                                                  101,775
                         700             NS Bancorp Inc                                                                      24,150
                       9,800             Piper Jaffrey Inc                                                                  142,100
                       6,400             Price (T Rowe) Associates Inc                                                      304,000
                      14,613             Quick and Reilly Group                                                             546,161
                      15,900             Raymond James Financial Corp                                                       349,800
                      12,960             Southern National Corp                                                             346,680
                      31,400             Standard Federal Bancorp                                                         1,224,600
                       6,700             Star Banc Corp                                                                     355,100
                       3,300             Student Loan Group                                                                  98,175
                       4,000             Trustmark Corp                                                                      70,000
                       3,000             United Carolina Bancshares                                                         105,000
                       7,700             Washington Federal Inc                                                             179,025
                       1,600             Wilmington Trust Corp                                                               48,800
                                                                                                                         10,958,217
                                         CHEMICALS - 1.0%
                         400             Macdermid Inc                                                                       17,900
                         700             Quaker Chemical                                                                     10,675
                       1,300             Stepan Co                                                                           21,938
                      13,200             Vigoro Corp                                                                        580,800
                      35,300             Wellman Inc                                                                        900,150
                                                                                                                          1,531,463
                                         CONSTRUCTION - 0.7%
                      10,500             Apogee Enterprises Inc                                                             165,375
                         600             Christiana Cos *                                                                    15,300
                         300             Churchill Downs Inc                                                                 11,625
                       8,000             Crane Co                                                                           288,000
                      15,900             Del Webb                                                                           296,138
                         400             Florida Rock Industries                                                             11,100
                       1,800             International Aluminium Corp                                                        56,250
                         800             Keystone Construction Industy Inc *                                                 11,700
                         700             Pitt-Des Moines                                                                     24,500
                         800             Pratt and Lambert Inc                                                               17,800
                       1,600             Puerto Rican Cement Co                                                              51,600
                       3,600             Wolohan Lumber Co                                                                   42,300
                                                                                                                            991,688
                                         CONSUMER GOODS - 7.4%
                      11,300             Alberto Culver Co Class B                                                          322,050
                       6,200             Armor All Products Corp                                                            100,750
                       7,500             AT Cross                                                                           119,063
                       4,900             Beauticontrol Cosmetics Inc                                                         55,738
                      33,000             Bed, Bath and Beyond Inc * (a)                                                     901,313
                       6,600             Bic Corp                                                                           262,350
                       4,384             Block Drug Co Inc Class A                                                          172,072
                      12,500             Church & Dwight Co Inc                                                             285,938
                       6,900             Coleman Co Inc * (a)                                                               260,475
                       3,300             Delta Woodside Industries                                                           27,638
                       1,500             Fab Industries Inc                                                                  46,313
                       6,900             First Brands                                                                       301,013
                       4,200             Garan Inc                                                                           72,975
                       2,200             Guilford Mills                                                                      55,000
                      24,200             Gymboree Corp * (a)                                                                719,950
                       8,300             Helene Curtis Industries                                                           244,850
                       4,300             Johnson Worldwide Associates *                                                     104,275
                      24,800             Jones Apparel Group Inc *                                                          861,800
                      12,800             Jostens Inc                                                                        307,200
                       7,600             K Swiss Inc Class A                                                                 95,000
                      31,500             Kinetic Concepts Inc                                                               283,500
                      13,810             Lancaster Colony Corp                                                              479,898
                      35,400             Liz Claiborne                                                                      805,350
                      12,340             Natures Sunshine Products Inc                                                      289,990
                       2,300             Oil Dri America Class A                                                             36,225
                      15,700             Paragon Trade Brands Inc *                                                         243,350
                       6,300             Polaroid Corp                                                                      274,838
                       6,500             Quiksilver Inc *                                                                   193,375
                      10,700             Russ Berrie and Co                                                                 155,150
                      12,400             Russell Corp                                                                       341,000
                       6,400             Springs Industries Inc                                                             276,000
                       9,200             Starter Corp *                                                                      65,550
                       6,600             Sturm Ruger and Company Inc                                                        222,750
                       6,500             Superior Surgical Manufacturing                                                     69,063
                      10,500             The Men's Wearhouse Inc *                                                          329,438
                      10,700             Topp Inc                                                                            64,200
                       4,000             Toro Corp                                                                          119,500
                      19,400             Tultex Corp *                                                                      118,825
                      24,600             Vicor Corp *                                                                     1,156,200
                       5,900             WD 40 Co                                                                           253,700
                       1,000             Weyco Group                                                                         36,750
                       1,900             WH Brady Co Class A                                                                138,700
                                                                                                                         11,269,115
                                         ENVIRONMENTAL CONTROL - 0.1%
                       7,700             Calgon Carbon Corporation                                                           87,588

                                         FOOD AND BEVERAGE - 4.3%
                       1,200             Alico Inc                                                                           21,600
                      41,200             Bob Evans Farms                                                                    736,450
                       5,700             Canadnaigua Wine Co Class B *                                                      272,175
                      22,800             Dean Foods Co                                                                      604,200
                         200             Farmer Brothers Co                                                                  25,000
                      13,500             Flowers Industries Inc                                                             278,438
                       1,100             Golden Poultry Co                                                                    6,463
                      14,700             Great Atlantic & Pacific Tea Co                                                    417,113
                       9,800             IBP Inc                                                                            482,650
                         900             Imperial Holly Inc                                                                   7,875
                      20,600             International Multifoods Corp                                                      463,500
                       6,000             JM Smucker Co                                                                      126,000
                       7,400             Lance Inc                                                                          133,200
                       7,400             Luby's Cafeteria Inc                                                               147,075
                       7,100             Pilgrims Pride Corp                                                                 55,913
                      17,100             Quality Food Centers Inc                                                           423,225
                       2,300             Riser Foods Inc Class A *                                                           25,588
                      41,500             Ryans Family Steak House *                                                         311,250
                       7,900             Sanderson Farms Inc                                                                 92,825
                      10,500             Savannah Foods and Industries Inc                                                  112,875
                         100             Seaboard Corp                                                                       25,000
                      10,800             Showbiz Pizza Time *                                                               137,193
                      19,300             Smith Food and Drug Center Class B                                                 364,288
                       2,900             Tasty Baking                                                                        39,513
                       3,800             Thorn Apple Valley                                                                  70,775
                       5,860             Tootsie Roll Industries Inc                                                        233,668
                       5,800             United Foods Inc Class B *                                                          12,325
                      22,925             Universal Foods Corp                                                               727,869
                       2,925             Uno Restaurant Corp *                                                               23,034
                      13,950             WLR Foods Inc                                                                      184,838
                                                                                                                          6,561,918
                                         HEALTH CARE - 8.8%
                      18,200             Acuson Corp *                                                                      238,875
                      15,200             Adac Laboratories                                                                  174,800
                      18,300             Ballard Medical Products                                                           263,063
                       5,500             Beckman Instruments Inc                                                            157,438
                       3,300             Bergen Brunswig Corp Class A                                                        68,888
                           1             Beverly Enterprises Inc *                                                                7
                      10,100             Bindley Western Industries Inc                                                     155,288
                       3,900             BioMet Inc *                                                                        62,888
                       7,700             Bio-Rad Laboratories Inc Class A *                                                 294,525
                       4,300             Circon Corp *                                                                       80,088
                       6,000             Conmed Corp                                                                        177,000
                       9,600             Cordis Corp *                                                                      741,600
                      12,100             Datascope Corp *                                                                   254,100
                       6,900             Diagnostic Prods Corp                                                              265,650
                      42,100             FHP Group * (a)                                                                  1,041,975
                      12,500             HBO and Co                                                                         687,500
                      43,000             Health Care Compare * (a)                                                        1,617,875
                       4,000             Healthcare Services Group Inc *                                                     44,500
                      17,700             Healthsource * (a)                                                                 708,000
                       7,760             Hillhaven Corp *                                                                   216,310
                       2,900             Life Technologies Inc                                                               68,875
                       2,900             Lincare Holdings Inc *                                                              86,638
                       2,400             Lunar Corp *                                                                        69,000
                       7,300             Marquette Electronics Class A *                                                    123,188
                      12,100             Med-Chem Products Inc *                                                            110,413
                       9,300             Mentor Corp                                                                        355,725
                      15,400             Nellcor Inc *                                                                      800,800
                      14,500             Ren Corp *                                                                         280,938
                      11,200             Research Industries Corp *                                                         298,200
                      11,700             Respironics Inc * (a)                                                              207,675
                       1,600             Seafield Capital Corp                                                               56,000
                       8,900             Sofamor Denek Group Inc *                                                          220,275
                       7,600             Spacelabs Medical Inc *                                                            198,550
                      47,200             Surgical Care Affiliates                                                         1,032,500
                       5,100             Tecnol Medical Products Inc *                                                       92,438
                       9,100             Tokos Medical Corp *                                                                98,963
                      16,000             Utah Medical Products Inc *                                                        248,000
                      32,750             Vencor Inc * (a)                                                                   970,149
                      14,700             Vital Sign Inc                                                                     281,138
                       3,000             Vitalink Pharmacy Services *                                                        44,250
                      16,100             Vivra Inc *                                                                        533,313
                                                                                                                         13,427,398
                                         INSURANCE - 7.9%
                       2,468             Alleghany Corp                                                                     417,709
                      29,000             Allmerica Property and Casualty                                                    699,626
                       7,700             AMBAC Inc                                                                          325,325
                      17,400             American Bankers Insurance Group                                                   604,650
                       2,749             American Heritage Life Investments                                                  55,324
                       2,000             American National Insurance                                                        114,750
                      11,200             Argonaut Group Inc                                                                 341,600
                       2,700             Avemco Corp                                                                         43,538
                         900             Bankers Life Holding Corp                                                           17,100
                       6,000             Capital Re Corp                                                                    171,000
                       5,300             Capitol American Financial Corp                                                    120,575
                       4,800             Citizens Corp                                                                       91,800
                       2,300             Crawford and Co                                                                     35,650
                       4,200             Delphi Financial Group Inc *                                                        75,600
                      11,200             Enhance Financial Services Group Inc                                               226,800
                         800             EW Blanch Holdings Inc                                                              14,578
                         952             First American Financial Corp                                                       22,848
                       1,700             Foremost Corporation of America                                                     68,000
                      15,110             Fremont Gen Corp                                                                   411,748
                       7,863             Frontier Insurance Group Inc                                                       228,027
                      12,759             Gainsco Inc                                                                        120,413
                       6,800             Gallagher (Arthur J) and Co                                                        249,900
                       3,800             Guaranty National Corp                                                              66,975
                       5,700             Hilb Rogal and Hamilton Co                                                          75,525
                       2,800             Home Beneficial Corp Class B                                                        65,100
                      12,700             Horace Mann Educators                                                              360,363
                       6,400             Independent Insurance Group                                                        161,600
                       6,100             Integon Corp (a)                                                                   103,700
                       3,600             John Alden Financial Corp                                                           75,600
                       1,900             Kansas City Life Insurance Co                                                       94,050
                       8,600             Liberty Corp                                                                       283,800
                       9,000             Life Re Corp                                                                       181,125
                       3,200             Markel Corp *                                                                      217,600
                       9,800             National Re Corp                                                                   311,150
                      14,700             Old Republic International Corp                                                    406,088
                       4,200             Orion Capital                                                                      176,400
                       9,500             Penncorp Financial Group Inc                                                       216,125
                      22,700             Presidential Life Corp                                                             198,625
                      23,100             Protective Life Corp                                                               658,350
                      13,800             Provident Life and Accident Insurance Co Class B                                   360,525
                       8,100             Reinsurance Group of America                                                       273,375
                      24,439             Reliastar Financial Corp                                                           928,682
                       4,875             RLI Corp                                                                           109,688
                       4,400             Scor U S Corp                                                                       48,400
                       7,700             Selective Insurance Group                                                          263,725
                       7,100             Transatlantic Holdings Inc                                                         497,000
                       2,900             Twentieth Century Industries *                                                      45,675
                       8,720             United Cos Financial Corp                                                          542,820
                      14,650             USLIFE Corp                                                                        631,781
                       5,200             Zenith National Insurance Corp                                                     118,950
                                                                                                                         11,929,358
                                         MACHINERY - 1.8%
                      30,400             Ametek Inc                                                                         532,000
                       5,600             Applied Power Inc Class A                                                          185,500
                       1,700             Baldwin Technology Co Inc Class A *                                                 10,306
                       5,900             Cascade Corp                                                                        91,450
                       3,850             Commercial Intertech Corp                                                           77,481
                         700             Gleason Corp                                                                        23,450
                       1,250             Gorman Rupp Co                                                                      18,594
                       3,850             Graco Inc                                                                          117,906
                       6,450             Idex Corp                                                                          259,613
                       6,900             Kaydon Corp                                                                        210,450
                       1,000             Lindsay Manufacturing Co *                                                          34,500
                      15,900             Presstek Inc * (a)                                                                 822,825
                       5,100             Regal Beloit Corp                                                                   95,625
                       4,700             Tecumseh Products Co Class B                                                       216,347
                       2,100             Tennant Co                                                                          56,175
                                                                                                                          2,752,222
                                         MANUFACTURING - 4.3%
                      11,100             Alliant Techsystems Inc *                                                          521,700
                         400             American Biltrite Inc                                                                9,000
                      34,300             Ball Corp                                                                        1,166,200
                       2,400             Barnes Group Inc                                                                    99,000
                       3,400             Blessings Corp                                                                      42,925
                      14,700             BMC Industries                                                                     543,900
                      12,300             BW/IP Inc                                                                          219,863
                       4,900             Carlisle Corp                                                                      200,288
                       7,000             Carlisle Plastics Inc *                                                             33,250
                       2,500             CSS Industries Inc *                                                                46,563
                       7,300             Danaher Corp                                                                       240,900
                      21,700             Figgie International Class A *                                                     279,388
                      25,700             Gibson Greetings Inc                                                               369,438
                       1,400             Greif Brothers Corp                                                                 30,450
                      17,900             Kaman Corp Class A                                                                 214,800
                       4,100             Katy Industries Inc                                                                 38,950
                       2,700             Kysor Industrial Corp                                                               58,050
                       2,600             Liqui-Box Corp                                                                      77,350
                         300             Mine Safety Appliances                                                              15,900
                       6,545             Myers Industries                                                                    94,903
                       5,600             O'Sullivan Corp                                                                     61,600
                       5,800             Paxar Corp *                                                                       106,575
                       6,100             PEC Isreal Economic Corp *                                                         156,313
                         200             Penn Engineering & Manufacturing Corp                                               19,200
                      10,400             Sealed Air Corp *                                                                  548,600
                       5,700             Sealright Inc                                                                       74,100
                       3,700             Sequa Corp Class A *                                                                98,513
                       1,200             SPS Technologies Inc *                                                              46,800
                       6,700             Standex International Corp                                                         227,800
                       1,400             Starrett (L S) Co Class A                                                           32,200
                       9,800             Synetic Inc *                                                                      219,275
                       9,600             Teledyne Inc                                                                       228,000
                       5,300             Tredegar Industries                                                                162,313
                       3,900             Tyler Corp *                                                                        10,238
                         200             Versa Technologies                                                                   2,900
                       6,200             West Co Inc                                                                        185,225
                                                                                                                          6,482,470
                                         OIL AND GAS - 2.2%
                       1,200             Atwood Oceanics Inc *                                                               25,744
                       4,600             Bay State Gas Co                                                                   108,100
                       7,800             Berry Petroleum Class A                                                             76,050
                       8,700             Cabot Corp                                                                         418,688
                       2,800             Cascade Natural Gas                                                                 39,550
                       3,600             Connecticut Natural Gas Corp                                                        79,200
                       1,900             Crown Central Petroleum Class A *                                                   30,400
                       3,300             Daniel Industries                                                                   50,738
                       1,400             El Paso Natural Gas Co                                                              39,375
                       1,450             Equitable Resources Inc                                                             40,419
                         800             FINA Inc Class A                                                                    37,000
                       7,600             Giant Industries Inc                                                                79,800
                       2,700             Hondo Oil & Gas Co * (a)                                                            54,000
                       1,500             Howell Corp                                                                         24,000
                       8,300             Indiana Energy Inc                                                                 172,225
                      11,300             Indresco Inc *                                                                     189,275
                       4,750             K N Energy                                                                         124,094
                       4,200             Laclede Gas Co                                                                      83,475
                       2,800             Madison Gas & Electric Co                                                           92,400
                       9,100             National Fuel Gas                                                                  255,938
                       1,950             North Carolina Natural Gas                                                          42,656
                       4,700             Northwest Natural Gas Co                                                           145,700
                       8,400             Peoples Energy Corp                                                                228,900
                       8,200             Piedmont Natural Gas Co                                                            167,075
                       2,729             Southeastern Mich Gas Entrprise                                                     52,524
                       5,400             Southern Indiana Gas & Electric                                                    170,775
                      14,100             Ultramar Corp                                                                      333,113
                       3,200             United Cities Gas Co                                                                49,600
                       7,700             Washington Energy                                                                  128,013
                                                                                                                          3,338,827
                                         PAPER AND ALLIED PRODUCTS - 0.0%
                         100             American Filtona                                                                     3,050

                                         PHARMACEUTICALS - 1.5%
                      10,700             AL Pharma Inc Class A                                                              224,700
                       3,100             Allergan Inc                                                                        94,163
                       2,600             Copley Pharmaceutical Inc *                                                         46,800
                      28,800             Genzyme Corp * (a)                                                               1,609,200
                      13,804             ICN Pharmaceuticals Inc                                                            279,524
                       2,100             Watson Pharmaceutical Inc * (a)                                                     86,888
                                                                                                                          2,341,275
                                         PRIMARY PROCESSING - 0.9%
                       5,300             Dexter Corp                                                                        131,175
                       2,500             Lea Ronal Inc                                                                       56,875
                      12,200             Lydall Inc *                                                                       291,275
                       3,000             NCH Corp                                                                           171,750
                       1,600             Olin Corp                                                                          103,400
                       2,700             Petrolite Corp                                                                      69,525
                      22,200             UNR Industries Inc                                                                 174,825
                       8,600             Valspar                                                                            344,000
                                                                                                                          1,342,825
                                         PRINTING AND PUBLISHING - 1.0%
                       8,400             Central Newspapers Class A                                                         238,350
                      11,500             Houghton Mifflin Co (a)                                                            562,063
                       5,900             McClatchy Newspapers Inc                                                           132,013
                       3,700             Plenum Publishing                                                                  131,350
                       6,800             Pulitzer Publishing Co                                                             329,800
                       3,100             Wiley (John) and Sons Class A                                                      175,538
                                                                                                                          1,569,114
                                         REFINING - 1.6%
                       3,700             Ashland Coal                                                                       106,838
                      29,500             Diamond Shamrock Inc                                                               785,438
                       4,700             Getty Petroleum Corp *                                                              58,750
                       6,600             Holly Corp                                                                         149,325
                       5,900             Quaker State Corp                                                                   88,500
                      33,900             Tosco Corp                                                                       1,089,038
                       8,100             Valero Energy Corp                                                                 185,288
                       1,400             Vintage Petroleum Inc                                                               28,000
                                                                                                                          2,491,177
                                         RETAIL TRADE - 10.8%
                      24,150             Arbor Drugs Inc                                                                    452,813
                       4,525             Arctco Inc                                                                          61,653
                       7,600             Baker (J) Inc                                                                       67,450
                       4,800             Blair Corp                                                                         160,200
                      46,000             Bruno's Inc                                                                        477,250
                       3,100             Buckle (The) Inc *                                                                  51,150
                      17,800             Burlington Coat Factory Warehouse *                                                213,600
                      17,700             Caldor Inc * (a)                                                                   137,175
                      26,700             Casey's General Stores Inc                                                         537,338
                       9,700             Claire's Stores Inc                                                                209,763
                      11,800             CPI Corp                                                                           237,475
                       5,000             Crown Books *                                                                       45,000
                         700             Dart Group Corp Class A                                                             58,188
                       4,700             Deb Shops Inc                                                                       17,038
                       4,000             Delchamps Inc                                                                       76,000
                       7,100             Designs Inc *                                                                       62,388
                      19,400             Dress Barn Inc *                                                                   184,300
                       4,000             Edison Brothers Stores Inc                                                          13,000
                      18,700             Egghead Inc *                                                                      224,400
                       1,900             Express Scripts Inc Class A *                                                       70,300
                      30,100             Family Dollar Stores                                                               549,325
                      39,000             Fastenal Co (a)                                                                  1,287,000
                      10,000             Fay's Inc                                                                           80,000
                      13,000             General Host Corp *                                                                 81,250
                       3,380             Genovese Drug Stores Inc Class A                                                    35,068
                      13,100             Giant Food Inc Class A                                                             407,738
                      18,400             Good Guys Inc *                                                                    232,300
                      12,000             Goody's Family Clothing                                                            168,000
                      17,200             Hancock Fabrics Inc                                                                180,600
                      19,400             Hannaford Brothers Co                                                              497,125
                       3,400             Hi-Lo Automotive Inc *                                                              27,200
                      11,000             House of Fabrics * (a)                                                               8,250
                       3,600             Ingles Markets                                                                      37,350
                       2,700             Intertan * (a)                                                                      24,975
                      16,000             Lands' End Inc *                                                                   278,000
                       1,200             La-Z-Boy Chair Co                                                                   34,050
                      18,400             Lechters Inc *                                                                     193,200
                       5,300             Lillian Vernon Corp                                                                 85,463
                      13,900             Longs Drugstores Corp (a)                                                          514,300
                      25,900             MacFrugals Bargains Close Outs Inc *                                               433,825
                      11,600             Mercantile Stores                                                                  532,150
                      27,000             Micro Warehouse Inc * (a)                                                        1,289,250
                         900             National Presto Industry *                                                          38,250
                       1,500             Oshmans Sporting Goods *                                                            19,125
                         800             Penn Traffic Co *                                                                   13,400
                       4,800             Phillips Van Heusen                                                                 70,800
                      25,300             Pier 1 Imports Inc                                                                 234,025
                       7,900             Proffitts Inc *                                                                    208,363
                       1,400             Richfood Holdings Inc                                                               33,863
                      11,400             Rite Aid Corp                                                                      319,200
                       5,300             Ross Stores Inc                                                                     84,800
                       8,000             Ruddick Corp                                                                       214,000
                      11,000             Shopko Stores Inc                                                                  138,875
                       7,200             Smart & Final Inc                                                                  125,100
                      51,100             Southland Corp *                                                                   191,625
                      16,700             Stanhome Inc                                                                       517,700
                      55,725             Staples Inc *                                                                    1,427,953
                       3,200             Stein Mart Inc *                                                                    44,000
                       5,660             Strawbridge and Clothier Class A                                                   103,295
                      14,600             Stride Rite Corp                                                                   164,250
                       6,000             Sun Television & Appliance                                                          39,375
                       3,900             Syms Corp *                                                                         33,638
                      18,300             The Vons Co Inc *                                                                  409,463
                      11,600             Tiffany & Co                                                                       495,900
                       2,100             Trans World Entertainment Corp *                                                     6,825
                      22,700             Tyco Toys Inc *                                                                    150,388
                      12,100             Value City Department Stores Inc *                                                  92,263
                      15,600             Venture Stores Inc                                                                  91,650
                      26,300             Waban Inc * (a)                                                                    496,413
                       5,500             Weismarkets Inc                                                                    155,375
                       5,400             Younkers Inc *                                                                      93,150
                                                                                                                         16,345,964
                                         SERVICES - 8.6%
                       4,100             ABM Industries Inc                                                                 105,575
                      12,300             Advo Inc                                                                           229,088
                       9,100             Allwaste *                                                                          48,913
                      11,100             American Business Information                                                      210,900
                      17,700             American Media Inc Class A                                                         106,200
                       3,600             Anthony Industries                                                                  72,450
                       3,900             Aquarion Co                                                                         90,188
                       8,900             Banta Corp                                                                         349,325
                      22,400             Belo (AH) Corp                                                                     786,800
                       1,200             Berlitz International Inc *                                                         17,700
                       1,500             BET Holdings Inc Class A *                                                          27,563
                       6,200             Borg-Warner Security Corp *                                                         52,700
                      11,800             Bowne and Co Inc                                                                   213,875
                       3,100             C C H Inc                                                                           68,588
                       2,700             CACI International Inc Class A *                                                    33,413
                       1,800             California Water Service Co                                                         55,800
                      15,250             Casino America Inc *                                                               221,125
                       1,550             Castle AM                                                                           33,713
                       9,700             CDI Corp *                                                                         195,213
                       5,300             Chemed Corp                                                                        186,825
                      18,629             Chris Craft Industries Inc                                                         838,304
                      10,950             Concord EFS Inc                                                                    312,075
                       8,800             Dames and Moore Inc                                                                123,200
                       8,800             Devon Group Inc *                                                                  353,100
                       3,900             Devry Inc                                                                           86,288
                      30,000             Electro Rent Corp                                                                  510,000
                       2,500             E-Town Corp                                                                         67,188
                      28,600             Fleming Cos                                                                        832,975
                       8,800             Flightsafety International Inc                                                     390,500
                       6,400             GRC International Inc *                                                            156,800
                      40,300             Handleman Co                                                                       382,850
                      24,900             Harland (JH) Co                                                                    550,913
                       2,700             Horsehead Resources *                                                               16,538
                       8,700             Ideon Group                                                                         92,438
                      15,600             International Dairy Queen Inc Class A *                                            329,550
                       2,600             International Shipholding Corp                                                      64,025
                         500             IWC Resources Corp                                                                   9,500
                       5,000             Jenny Craig Inc *                                                                   47,500
                       2,500             Kellwood Co                                                                         51,563
                       6,100             Kelly Services                                                                     175,375
                       2,200             Kingworld Productions Inc *                                                         83,600
                      11,600             Lee Enterprises Inc                                                                459,650
                         400             Marcus Corp                                                                         12,600
                       7,700             McGrath Rentcorp                                                                   130,900
                      19,000             Mid American Waste Systems Inc *                                                   102,125
                       3,000             Morningstar Group Inc *                                                             25,875
                       7,500             Nash Finch Co                                                                      151,875
                      14,700             National Auto Credit Inc *                                                         213,150
                      11,800             Nelson (Thomas) Inc (a)                                                            300,900
                       5,600             Pacific Telecom Inc                                                                167,300
                      15,600             PHH Corp                                                                           680,550
                       4,700             Philadelphia Suburban Corp                                                          84,600
                       6,700             Republic Waste Industries * (a)                                                    142,375
                      13,950             Rollins Inc                                                                        333,056
                       1,200             Roto Rooter Inc                                                                     37,200
                       2,000             Sevenson Environmental Services                                                     35,000
                       7,900             Sizzler International Inc                                                           47,400
                      13,500             Sonic Corp                                                                         276,750
                       6,000             Super Food Services Inc                                                             79,500
                       1,400             Technology Solutions *                                                              22,295
                      14,800             Tetra Technologies Inc *                                                           205,350
                       2,800             Total System Services Inc                                                           54,600
                       9,700             True North Communications Inc                                                      208,550
                       4,300             Unifirst Corp                                                                       59,663
                       2,500             United Television Inc                                                              211,250
                       7,248             United Water Resources Inc                                                          94,224
                       1,000             Vallen Corp *                                                                       18,550
                       1,200             Volt Information Sciences Inc *                                                     43,350
                       2,500             Wackenhut Corp                                                                      35,938
                       9,000             Western Waste Industries *                                                         203,625
                                                                                                                         13,018,437
                                         TECHNOLOGY - 13.6%
                       6,600             American Business Products                                                         124,575
                       8,750             American Management Systems Inc                                                    223,125
                         600             Aydin Corp *                                                                        10,050
                       8,000             Balder Electric                                                                    279,000
                       5,500             Brooktree Corp *                                                                   100,650
                      11,900             Burr Brown Corp                                                                    392,700
                      49,200             Cadence Design Systems Inc * (a)                                                 1,783,500
                       5,000             Checkpoint Systems Inc *                                                           120,000
                      17,300             Chips & Technology Inc *                                                           237,875
                       6,300             Coherent Inc *                                                                     223,650
                       1,800             Cohu Inc                                                                            52,290
                      24,400             Comverse Technology Inc *                                                          488,000
                      11,100             Continuum Co *                                                                     402,375
                       1,100             CTS Corp                                                                            34,788
                       1,600             Cubic Corp                                                                          38,600
                      47,900             Cypress Semiconductor Corp * (a)                                                 2,185,438
                       5,400             Dell Computer Corp *                                                               415,800
                      12,100             Digi International Inc *                                                           341,825
                       2,000             Digital Systems International Inc *                                                 20,000
                       5,700             Dionex Corp *                                                                      289,275
                       7,800             Donaldson Co Inc                                                                   197,925
                       3,200             Duplex Product *                                                                    22,800
                       2,200             Dynamics Corp of America                                                            51,975
                      16,500             Dynatech Corp                                                                      330,000
                       9,800             Electro Scientific Industries *                                                    330,750
                       9,600             Ennis Business Forms                                                               124,800
                       3,200             Esterline Corp *                                                                    87,600
                       7,400             Exabyte *                                                                          111,925
                       4,300             Intersolv Inc *                                                                     84,925
                      17,800             Iomega Corp * (a)                                                                  422,750
                      13,100             Ionics Inc * (a)                                                                   515,813
                       9,300             Key Tronic Corp *                                                                  141,825
                      20,000             Kulicke & Soffa Industries                                                         777,500
                       2,000             Landauer Inc                                                                        36,500
                       5,700             Lattice Semiconductor *                                                            187,388
                      22,000             LTX Corp *                                                                         250,250
                       7,400             Marcam Corp *                                                                       83,250
                      46,100             Mentor Graphics Corp *                                                             887,425
                       2,300             Microdyne Corp *                                                                    49,738
                         500             MTS Systems Corp                                                                    14,313
                       9,000             National Computer System Inc                                                       184,500
                      13,500             Phoenix Technology Ltd *                                                           146,813
                      18,500             Picturetel Corp *                                                                1,040,625
                       7,300             Policy Management System Corp *                                                    361,350
                       5,700             Printronix Inc *                                                                   163,875
                      22,000             Shared Medical                                                                     811,250
                      31,800             Silicon Valley Group Inc *                                                       1,367,400
                       3,800             Stratus Computer Inc *                                                             106,400
                      42,700             Symantec * (a)                                                                   1,232,963
                      21,900             System Software Associates Inc (a)                                                 691,219
                         900             Tech System Corp *                                                                  26,213
                       1,200             Technitrol                                                                          20,400
                       1,600             Tekelec *                                                                           37,200
                      20,100             Trimble Navigation Ltd *                                                           645,713
                      17,810             Vishay Intertechnology Inc *                                                       721,305
                      19,900             X-Rite Inc                                                                         393,025
                                                                                                                         20,423,219
                                         TOBACCO - 0.0%
                         900             Culbro Corp *                                                                       32,513

                                         TRANSPORTATION - 0.6%
                      16,800             Air Express International Corp (a)                                                 382,200
                       6,700             Expeditors International Wash Inc                                                  155,775
                      10,300             Harper Group Inc                                                                   185,400
                         900             Oglebay Norton Co                                                                   31,050
                       7,500             Swift Transportation Co *                                                          148,125
                       4,000             Worldcorp Inc *                                                                     48,000
                                                                                                                            950,550
                                         UTILITIES - 8.6%
                         100             AES Corp *                                                                           1,850
                      14,300             American Water Works Co                                                            427,213
                      11,100             Atlanta Gas Light (a)                                                              409,313
                      15,100             Atlantic Energy Inc                                                                286,900
                       4,600             Atmos Energy Corp                                                                   91,425
                       4,900             Black Hills Corp                                                                   118,825
                       8,100             Boston Edison Co                                                                   207,563
                      14,700             Brooklyn Union Gas Co                                                              369,338
                      14,100             California Energy Co Inc *                                                         294,338
                      14,300             Centerior Energy Corp                                                              153,725
                       9,600             Central Hudson Gas & Electric                                                      266,400
                       8,600             Central Louisiana Electric Inc                                                     210,700
                      20,400             Central Maine Power                                                                234,600
                       5,650             Central Vermont Public Service                                                      77,688
                       4,900             Cilcorp Inc                                                                        175,175
                           1             Cinergy Corp                                                                            10
                      10,700             Cipsco Inc                                                                         351,763
                       2,400             Colonial Gas Co                                                                     46,800
                       4,900             Commonwealth Energy Systems                                                        199,063
                       3,200             Connecticut Energy Corp                                                             62,000
                       6,400             Delmarva Power and Light Co                                                        139,200
                      24,600             Destec Energy Inc *                                                                390,525
                       9,200             Eastern Enterprises                                                                281,750
                      11,400             Eastern Utilities Associates                                                       266,475
                       5,200             Empire District Electric Co                                                         92,300
                       4,600             Energen Corp                                                                       100,625
                       1,300             Green Mountain Power Corp                                                           34,125
                       9,000             Hawaiian Electric Industry Inc                                                     325,125
                      10,600             Idaho Power Co                                                                     279,575
                       9,000             IES Industries                                                                     227,250
                       3,200             Interstate Power Co                                                                 78,400
                       9,200             Ku Energy Corp                                                                     250,700
                       1,400             LG&E Energy Corp                                                                    54,250
                      24,900             MCN Corp                                                                           463,763
                       6,600             MDU Resources Group Inc                                                            199,650
                      24,482             Midamerican Energy Co                                                              348,869
                      10,000             Minnesota Power & Light Co                                                         268,750
                      15,700             Nevada Power Co                                                                    319,888
                       6,200             New Jersey Resources Corp                                                          148,800
                         800             New York State Electric and Gas Corp                                                19,300
                       2,100             Northwestern Public Service Co                                                      52,763
                       2,400             NUI Corporation                                                                     36,300
                       4,500             Orange and Rockland Utilities                                                      147,938
                       4,000             Otter Tail Power Co                                                                133,000
                       2,000             Pennsylvania Enterprises Inc                                                        63,500
                      28,900             Portland General Electric Co (a)                                                   693,600
                       7,000             Public Service Co of North Carolina                                                106,750
                      28,100             Public Services Co of New Mexico *                                                 428,525
                      24,700             Rochester Gas and Electric Corp                                                    549,575
                      14,100             Sierra Pacific Resources                                                           303,150
                       2,800             South Jersey Industries                                                             55,650
                       4,400             Southern California Water Co                                                        79,200
                       1,200             St Joseph Light & Power                                                             35,550
                       4,300             TNP Enterprises Inc                                                                 73,100
                      52,100             Tucson Electric Power Co *                                                         156,300
                      12,000             UGI Corp (a)                                                                       256,500
                       6,700             United Illuminating Co                                                             224,450
                       3,900             Utilicorp United Inc                                                               105,788
                      13,900             Washington Gas Light                                                               265,838
                      18,600             Washington Water Power (a)                                                         288,300
                       5,200             Wicor Inc                                                                          152,750
                       9,500             Wisconsin Power & Light Holding Co                                                 270,750
                       7,500             WPS Resources Corp                                                                 216,563
                       2,600             Yankee Energy System Inc                                                            54,275
                                                                                                                         13,024,124

                                         TOTAL STOCK (Cost $125,745,702)                                                144,004,451

                PAR VALUE                SHORT-TERM INVESTMENTS - 18.9%
                                         REPURCHASE AGREEMENT - 4.2%
          $        6,399,278             Salomon Brothers Repurchase Agreement, dated 8/31/95,
                                         due 9/1/95, with a maturity value of $6,400,220 and an
                                         effective yield of 5.30%, collateralized by U.S. Treasury
                                         Obligations with rates ranging from 6.25% to 6.50%, with
                                         maturity dates ranging from 4/30/97 to 8/15/23 and with an
                                         aggregate market value of $6,537,493.                                            6,399,278

                                         U.S. GOVERNMENT - 0.1%
                     150,000             U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                         148,020

                                         CASH EQUIVALENTS - 14.6%
                   6,645,092             Bank of Boston Time Deposit, 5.95% due 9/1/95                                    6,645,092
                   1,996,180             Dreyfus Cash Management Money Market Fund Plus, A Shares,                        1,996,180
                   1,794,188             Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                       1,794,188
                   6,760,989             National Westminster Time Deposit, 5.95% due 9/1/95                              6,760,989
                   5,000,000             Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                  5,000,000
                                                                                                                         22,196,449

                                         TOTAL SHORT-TERM INVESTMENTS (Cost $28,743,742)                                 28,743,747

                                         TOTAL INVESTMENTS - 113.8%
                                             (Cost $154,489,444) * *                                                    172,748,198

                                             Other Assets and Liabilities (net) - (13.8%)                               (20,995,634)

                                             TOTAL NET ASSETS - 100.0%                                     $            151,752,564



                                             NOTES TO THE SCHEDULE OF INVESTMENTS:

                                             ADR American Depositary Receipt

                                             (a)   All or a portion of this security is on loan.

                                             (b)   This security is held as collateral for open futures contracts.

                                             *     Non-income producing security.

                                             * *   The aggregate identified cost for federal income tax purposes is $154,489,444, resulting in gross unrealized appreciation and depreciation of $21,734,816 and $3,476,062, respectively, and net unrealized appreciation of $18,258,754.

                             See accompanying notes to the financial statements.



     GMO CORE II SECONDARIES FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


     ASSETS:
              Investments, at value (cost $125,745,702) (Note 1)                      $  144,004,451
              Short-term investments, at value (cost $28,743,742) (Note 1)                28,743,747
              Receivable for investments sold                                              2,686,481
              Receivable for variation margin on open futures contracts                       11,253
              Dividends and interest receivable                                              256,537
              Receivable for expenses waived or borne by Manager (Note 2)                     18,332
                      Total assets                                                       175,720,801

     LIABILITIES:
              Payable for investments purchased                                            1,704,601
              Payable upon return of securities loaned (Note 1)                           22,190,110
              Payable to affiliate for management fee  (Note 2)                               63,037
              Accrued expenses                                                                10,489
                      Total liabilities                                                   23,968,237

          NET ASSETS  (equivalent to $14.92 per share based on 10,171,408
              shares outstanding, unlimited shares authorized)                        $  151,752,564

     NET ASSETS CONSIST OF:
              Paid-in capital                                                         $  111,866,948
              Accumulated undistributed net investment income                                672,908
              Accumulated undistributed net realized gain                                 20,882,092
              Net unrealized appreciation                                                 18,330,616
                      NET ASSETS                                                      $  151,752,564

              See accompanying notes to the financial statements.

   GMO CORE II SECONDARIES FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

   INVESTMENT INCOME:
         Dividends                                                                 $       1,373,929
         Interest (including securities lending income of $48,040)                           279,414
                Total income                                                               1,653,343

   EXPENSES:
         Management fee (Note 2)                                                             411,465
         Custodian and transfer agent fees                                                    51,897
         Audit fees                                                                           24,678
         Registration fees                                                                     4,115
         Legal fees                                                                            2,835
         Insurance                                                                               831
         Trustee fee (Note 2)                                                                    368
         Miscellaneous                                                                           188
                Total expenses                                                               496,377
                Less:  expenses waived or borne by Manager (Note 2)                         (101,368)
                Net expenses                                                                 395,009
                       Net investment income                                               1,258,334

   REALIZED AND UNREALIZED GAIN (LOSS):
                Net realized gain on:
                       Investments                                                        19,661,163
                       Closed futures contracts                                            1,928,883
                             Net realized gain                                            21,590,046

                Change in net unrealized appreciation (depreciation) on:
                       Investments                                                         1,296,051
                       Open futures contracts                                               (467,840)
                             Net unrealized gain                                             828,211
                       Net realized and unrealized gain                                   22,418,257

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $      23,676,591

                           See accompanying notes to the financial statements.

   GMO CORE II SECONDARIES FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                        AUGUST 31, 1995       YEAR ENDED
                                                                          (UNAUDITED)      FEBRUARY 28, 1995
   INCREASE (DECREASE) IN NET ASSETS:
   Operations:
         Net investment income                                         $      1,258,334   $      2,687,380
         Net realized gain                                                   21,590,046         14,687,241
         Change in net unrealized appreciation (depreciation)                   828,211         (8,564,992)
         Net increase in net assets resulting from operations                23,676,591          8,809,629

   Distributions to shareholders from:
         Net investment income                                               (1,292,502)        (2,478,510)
         Net realized gains                                                  (7,978,894)       (13,249,265)
                                                                             (9,271,396)       (15,727,775)

   Fund share transactions:  (Note 5)
         Proceeds from sale of shares                                         9,772,620        106,039,496
         Net asset value of shares issued to shareholders
                 in payment of distributions declared                         7,823,368         13,476,187
         Cost of shares repurchased                                        (116,029,266)       (28,102,815)
         Net increase (decrease) in net assets resulting
                 from Fund share transactions                               (98,433,278)        91,412,868

         Total increase (decrease) in net assets                            (84,028,083)        84,494,722

   NET ASSETS:
         Beginning of period                                                235,780,647        151,285,925

         End of period (including accumulated undistributed
                 net investment income of $672,908 and
                 $707,076, respectively)                               $    151,752,564   $    235,780,647

                            See accompanying notes to the financial statements.

    GMO CORE II SECONDARIES FUND
    (A SERIES OF GMO TRUST)

    FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED
                                                   AUGUST 31, 1995            YEAR ENDED FEBRUARY 28/29,
                                                    (UNAUDITED)        1995          1994         1993             1992*

    NET ASSET VALUE, BEGINNING OF PERIOD           $       13.61   $      14.31  $      12.68 $      11.12 $         10.00

    Income from investment operations:
         Net investment income (a)                          0.14           0.20          0.21         0.22            0.04
         Net realized and unrealized gain                   2.11           0.34          2.14         1.59            1.08
               Total from investment operations             2.24           0.54          2.35         1.81            1.12

    Less distributions to shareholders:
         From net investment income                        (0.11)         (0.20)        (0.22)       (0.21)              -
         From net realized gains                           (0.82)         (1.04)        (0.50)       (0.04)              -
               Total distributions                         (0.93)         (1.24)        (0.72)       (0.25)              -

    NET ASSET VALUE, END OF PERIOD                 $       14.92   $      13.61  $      14.31 $      12.68 $         11.12

    TOTAL RETURN (B)                                       17.03%          4.48%        18.97%       16.46%          11.20%


    RATIOS/SUPPLEMENTAL DATA:

         Net assets, end of period (000's)         $     151,753   $    235,781  $    151,286 $    102,232 $        58,258
         Net expenses to average
               daily net assets (a)                         0.48%**        0.48%         0.48%        0.49%           0.49%**
         Net investment income to average
               daily net assets (a)                         1.53%**        1.55%         1.66%        2.02%           2.19%**
         Portfolio turnover rate                              49%            54%           30%           3%              0%



         *          For the period from the commencement of operations, December 31, 1991 to February 29, 1992.
         **         Annualized.
         (a)        Net of fees and expenses voluntarily waived or borne by the Manager of the following
                    per share amounts:             $        0.01   $       0.01  $       0.02 $       0.02 $          0.01
         (b)        Calculation excludes subscription and redemption fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.

                    See accompanying notes to the financial statements.



GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Core II Secondaries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P Mid Cap 400 index and on such other domestic stock indices as the Manager may deem appropriate. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $21,545,288, collateralized by cash in the amount of $22,196,450, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, partnership interests, non-taxable dividends and losses deferred due to wash sales.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and redemptions of Fund shares is .75% of the amount invested and redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $5,535 in purchase premiums and $352,588 in redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $78,306,871 and $183,520,452, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 52% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                  August 31, 1995                 Year Ended
                                                                    (Unaudited)               February 28, 1995
     Shares sold                                                         702,032                    7,782,253
     Shares issued to shareholders in reinvestment
      of distributions                                                   561,743                    1,047,874
      Shares repurchased                                             (8,418,103)                  (2,079,900)
      Net (decrease) increase                                        (7,154,328)                    6,750,227

     Fund shares:
      Beginning of period                                             17,325,736                   10,575,509
      End of period                                                   10,171,408                   17,325,736

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:

    Number of                                                                                     Net Unrealized
    Contracts                Type              Expiration Date             Contract Value          Appreciation
        46             S & P Mid Cap 400       September 1995        $         4,855,300     $            71,862

     At August 31, 1995, the Fund had cash and/or securities to cover any margin requirements on these contracts.


GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995


GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

   SHARES              DESCRIPTION                                                                                 VALUE ($)
                       STOCK - 96.8%
                       AEROSPACE - 1.4%
       25,000          Gencorp Inc                                                                                          296,875
        2,500          Lockheed Martin                                                                                      152,188
       52,500          Rockwell International Corp                                                                        2,349,375
                                                                                                                          2,798,438
                       AUTOMOTIVE - 2.1%
        5,000          Chrysler Corp                                                                                        269,375
        5,000          Ford Motor Co * (a)                                                                                  153,125
       22,500          General Motors Corp                                                                                1,057,500
       25,000          Intermet Corp *                                                                                      278,125
      125,000          Mascotech Industries Inc                                                                           1,640,625
       37,500          Mascotech Industries Inc Convertible Preferred $1.20 (a)                                             562,500
       25,000          TBC Corp *                                                                                           237,500
                                                                                                                          4,198,750
                       BANKING AND FINANCIAL SERVICES - 6.9%
       70,000          American Express Co                                                                                2,826,250
        3,500          AT&T Capital Corp                                                                                    110,688
       15,000          Chase Manhattan Corp                                                                                 862,500
       35,000          Chemical Banking Corp                                                                              2,038,750
       23,710          Citicorp                                                                                           1,573,741
        2,500          Citicorp Convertible Preferred 10.75%                                                                456,250
       14,947          Citicorp Convertible Preferred $1.21 (a)                                                             298,940
       12,500          First Interstate Bancorp                                                                           1,193,750
       15,000          Great Western Financial (a)                                                                          350,625
        5,000          John Nuveen and Company Inc Class A                                                                  118,125
        5,000          Nationsbank Corp                                                                                     306,875
        5,000          PNC Bank Corp                                                                                        131,250
       25,000          Salomon 6.75% "DEC" Equity Linked Security (Elks) (b)                                                990,625
       10,000          Shawmut National Corp                                                                                323,750
       20,000          Time Warner Financing *                                                                              677,500
       30,000          Travelers Inc                                                                                      1,440,000
                                                                                                                         13,699,619
                       CHEMICALS - 2.0%
       25,000          Albemarle Corp                                                                                       409,375
       25,000          Borden Chemical and Plastics LP                                                                      443,750
       10,000          Cytec Industries Inc *                                                                               605,000
       15,000          Georgia Gulf Corp                                                                                    496,875
       10,000          IMC Global Inc                                                                                       632,500
       15,000          Lubrizol Corp                                                                                        465,000
       10,000          Praxair Inc                                                                                          260,000
       25,000          Wellman Inc                                                                                          637,500
                                                                                                                          3,950,000
                       COMMUNICATIONS - 0.1%
        2,500          Time Warner Inc                                                                                      105,313

                       COMPUTER AND DATA PROCESSING SERVICES - 0.7%
      210,000          SHL System House *                                                                                 1,391,250

                       COMPUTER AND OFFICE EQUIPMENT - 0.6%
        1,500          Harris Corp Inc *                                                                                     86,438
        5,000          Moore Corp Ltd (a)                                                                                   104,375
                                                                                                                            190,813
                       CONSTRUCTION - 0.9%
       47,500          Owens Corning Fiberglass Corp * (a)                                                                1,864,375

                       CONSUMER GOODS - 4.8%
       25,000          American Safety Razor Co *                                                                           250,000
       55,000          Black and Decker Corp                                                                              1,780,625
       25,000          Burlington Industries Inc *                                                                          309,375
       90,000          Eastman Kodak Co                                                                                   5,186,250
       35,000          Maytag Corp                                                                                          542,500
       13,500          Procter and Gamble Co (a)                                                                            936,563
       25,000          Scotts Company Class A *                                                                             562,500
                                                                                                                          9,567,813
                       ELECTRONIC EQUIPMENT - 0.3%
        5,000          Kuhlman Corp                                                                                          58,750
       10,000          Philips NV ADR (a)                                                                                   450,000
                                                                                                                            508,750
                       ENERGY - 0.1%
       10,000          Zeigler Coal Holding Co                                                                              126,250

                       FOOD AND BEVERAGE - 4.1%
        7,500          Anheuser-Busch Cos Inc                                                                               428,438
        5,250          Archer Daniels Midland Co                                                                             87,281
        5,000          AuBon Pain Co Inc Class A *                                                                           45,000
       25,000          Coca Cola Enterprises Inc                                                                            578,125
       27,500          Coors (Adolph) Co                                                                                    467,500
       25,000          Darden Restaurants Inc *                                                                             256,250
        5,000          Nabisco Holdings Corp Class A                                                                        143,125
       47,500          Nestle SA ADR (a)                                                                                  2,400,617
      500,000          RJR Nabisco Holdings Convertible Preferred Series C 9.25%                                          3,000,000
       15,000          Sara Lee Corp                                                                                        416,250
       13,000          Smith Food and Drug Center Class B                                                                   245,375
        5,000          Wendys International Inc                                                                              98,125
                                                                                                                          8,166,086
                       FOREST PRODUCTS - 0.0%
        3,500          Crown Vantage Inc *                                                                                   84,875

                       HEALTH CARE - 3.1%
       80,000          Baxter International Inc                                                                           3,120,000
       75,000          Beverly Enterprises Inc *                                                                            993,750
       15,000          Centocor Inc *                                                                                       181,875
       25,000          Community Psychiatric Centers                                                                        293,750
        2,500          Johnson & Johnson                                                                                    172,500
       15,000          Laboratory Corporation America Holdings *                                                            208,125
       22,500          Owens and Minor Holdings Co                                                                          326,250
       25,000          Perrigo Co *                                                                                         337,500
       10,000          Tenet Healthcare Corp *                                                                              158,750
        7,500          Upjohn Co                                                                                            317,813
                                                                                                                          6,110,313
                       INSURANCE - 8.9%
       25,000          Aetna Life and Casualty Co                                                                         1,706,250
       90,000          Alexander & Alexander Services Inc                                                                 2,081,250
       25,000          Alexander & Alexander Services Inc Convertible Preferred
                         Series A $3.63 (a)                                                                               1,215,625
       31,600          Allstate Corp                                                                                      1,070,454
        2,500          AON Corp                                                                                              97,500
       10,000          Cigna Corp                                                                                           967,500
       15,000          First Colony Corp                                                                                    367,500
       12,500          Gallagher (Arthur J) and Co                                                                          459,375
       25,000          Kemper Corp                                                                                        1,200,000
       10,000          Liberty Corp                                                                                         330,000
       25,000          Life Re Corp                                                                                         503,125
        5,000          Lincoln National Corp                                                                                215,000
        2,500          Loews Corp                                                                                           328,438
       12,500          National Re Corp                                                                                     396,875
       25,000          Ohio Casualty Corp                                                                                    83,125
      220,000          Reliance Group Holdings Inc                                                                        1,760,000
       25,000          Sedgwick Group ADR (a)                                                                               234,298
       15,000          TIG Holdings Inc                                                                                     384,375
       20,000          Transamerica Corp                                                                                  1,360,000
       50,000          USF & G Corp                                                                                         906,250
        5,000          USLIFE Corp                                                                                          215,625
       25,000          Washington National Corp                                                                             568,750
       75,000          Willis Corroon Group Plc ADR (a)                                                                     796,875
        9,800          Zurich Reinsurance Centre Inc *                                                                      289,100
                                                                                                                         17,537,290
                       MACHINERY - 1.8%
        5,000          Allegheny Ludlum Corp                                                                                105,000
       50,000          CBI Industries Inc                                                                                 1,225,000
       10,000          Cincinnati Milacron Inc                                                                              331,250
       15,000          Cummins Engine Inc (a)                                                                               588,750
       15,000          FMC Corp * (a)                                                                                     1,155,000
       15,000          Giddings and Lewis Inc                                                                               245,625
                                                                                                                          3,650,625
                       MANUFACTURING - 8.6%
       30,000          Corning Inc (a)                                                                                      978,750
        2,500          Emerson Electric                                                                                     178,438
       25,000          Fleetwood Enterprises Inc                                                                            490,625
       25,000          General Electric Co                                                                                1,471,875
       50,000          Griffon Corp *                                                                                       400,000
       30,000          International Business Machines Corp                                                               3,101,250
        5,000          Minnesota Mining and Manufacturing                                                                   273,125
      100,000          Teledyne Inc                                                                                       2,375,000
        2,125          Teledyne Inc Preferred Series E $1.20                                                                 31,344
       30,000          Tenneco Inc                                                                                        1,455,000
       25,000          United Technologies Corp                                                                           2,084,361
       62,500          Westinghouse Electric Corp                                                                           851,563
      250,000          Westinghouse Electric Corp Convertible Preferred $1.30 144A                                        3,375,000
                                                                                                                         17,066,331
                       METALS AND MINING - 2.8%
       10,000          Alcan Aluminum Ltd (a)                                                                               326,250
       12,500          Asarco Inc                                                                                           404,688
        5,000          Battle Mountain Gold Convertible Preferred $3.25                                                     273,125
       25,000          Brascan Ltd                                                                                          409,375
       10,000          Cyprus Amax Minerals Co (a)                                                                          280,000
        5,000          Echo Bay Financial Convertible Preferred Series A $1.75                                              157,500
       25,000          Falconbridge Ltd                                                                                     532,763
       50,000          Freeport-McMoran Corp Preferred                                                                    1,793,750
        2,500          Inco Ltd                                                                                              87,500
        4,500          Newmont Mining Corp                                                                                  195,750
       25,000          Pittston Minerals Group                                                                              296,875
       15,000          Placer Dome Inc (a)                                                                                  391,875
        6,000          Santa Fe Pacific Gold Corp                                                                            72,750
       25,000          Sherritt Inc *                                                                                       297,788
                                                                                                                          5,519,989
                       OIL AND GAS - 7.4%
       10,000          Amerada Hess Corp                                                                                    473,750
        5,000          Atlantic Richfield Co                                                                                545,625
       15,000          Atlantic Richfield Co Convertible Preferred 9.00%                                                    401,250
       10,000          Dresser Industries Inc                                                                               240,000
       25,000          Enserch Corp                                                                                         409,375
       10,000          Halliburton Co                                                                                       423,750
        5,000          Kerr-McGee Corp                                                                                      275,000
       95,000          Lasmo Plc ADR                                                                                        771,875
       20,500          Mitchell Energy Class A                                                                              369,000
       15,000          Mitchell Energy Class B                                                                              262,500
      125,000          Noram Energy Corp                                                                                    890,625
       20,000          Noram Energy Corp Convertible Preferred Series A $3.00                                               770,000
       30,000          Occidental Petroleum Corp                                                                            652,500
       25,000          Oryx Energy Co *                                                                                     337,500
       10,000          Questar Corp                                                                                         305,000
       15,000          Reading and Bates Corp Preferred $1.625                                                              538,125
       25,000          Santa Fe Energy Resources Inc Convertible Preferred 8.25%                                            240,625
        5,000          Seagull Energy Corp *                                                                                100,625
       10,000          Texaco Inc                                                                                           647,500
       55,000          Unocal Corp                                                                                        1,601,875
       25,000          Unocal Corp Convertible Preferred $3.50 144A                                                       1,371,875
       75,000          USX - Marathon Group                                                                               1,546,875
       20,000          USX-Delhi Group                                                                                      212,500
       25,000          Westcoast Energy Inc                                                                                 381,250
       15,000          Williams Companies Inc                                                                               549,375
       12,500          YPF Sociedad Anonima ADR                                                                             220,313
                                                                                                                         14,538,688
                       PAPER AND ALLIED PRODUCTS - 3.4%
       25,000          Boise Cascade Corp Preferred Series G $1.58                                                          890,625
        5,000          Champion International Corp                                                                          283,125
        5,000          International Paper Co                                                                               409,375
       35,000          James River Corp                                                                                   1,216,250
       92,500          James River Corp Convertible Preferred 9.00%                                                       3,064,063
       10,000          Pope and Talbot                                                                                      156,250
       15,000          Weyerhaeuser Co                                                                                      690,000
                                                                                                                          6,709,688
                       PHARMACEUTICALS - 1.3%
       15,000          Allergan Inc                                                                                         455,625
       15,000          Glaxo Plc ADR (a)                                                                                    356,250
       17,500          Lilly (Eli) & Co                                                                                   1,432,813
       10,000          Teva Pharmaceutical ADR                                                                              378,750
                                                                                                                          2,623,438
                       PRIMARY PROCESSING - 2.2%
       25,000          Armco Inc *                                                                                          156,250
        5,000          Armco Inc Convertible Preferred $3.625                                                               251,875
       15,000          Bethlehem Steel Corp *                                                                               219,375
        5,000          Dow Chemical Co                                                                                      370,000
       10,000          Du Pont (E I) De Nemours & Co Inc                                                                    653,750
       25,000          National Steel Corp Class B *                                                                        418,750
       25,000          Northwestern Steel and Wire *                                                                        243,750
        9,000          Olin Corp                                                                                            581,625
       50,000          Republic Engineered Steels *                                                                         343,750
       15,000          USX-US Steel Group Inc                                                                               491,250
      100,000          Weirton Steel Corp *                                                                                 562,500
                                                                                                                          4,292,875
                       PRINTING AND PUBLISHING - 0.2%
        7,500          Dun and Bradstreet Corp                                                                              434,063

                       REAL ESTATE - 3.7%
       50,000          AMLI Residential Properties Trust                                                                    943,750
       50,000          Crown American Realty                                                                                412,500
       50,000          Debartolo Realty Corp                                                                                706,250
       25,000          Irvine Apartment Communities                                                                         453,125
       87,500          JP Realty Inc                                                                                      1,760,938
       25,000          Regency Realty Corp                                                                                  446,875
       75,000          Summit Properties Inc                                                                              1,368,750
       60,000          Walden Residential Properties Inc                                                                  1,132,500
                                                                                                                          7,224,688
                       REFINING - 1.3%
        7,500          Ashland Inc (a)                                                                                      245,625
       25,000          Ashland Inc Convertible Preferred $3.125                                                           1,331,250
       15,000          Imperial Oil Ltd                                                                                     538,125
       20,000          Quaker State Corp                                                                                    300,000
        8,184          Sun Co Inc                                                                                           217,899
                                                                                                                          2,632,899
                       RETAIL TRADE - 4.1%
       20,000          American Stores Co                                                                                   587,500
        2,500          Dayton Hudson Corp                                                                                   182,813
       45,000          Federated Department Stores *                                                                      1,215,000
       50,000          Food Lion Inc                                                                                        287,500
       75,000          Kmart (a)                                                                                          1,021,875
      115,000          Price/Costco Inc *                                                                                 1,940,625
       15,000          Sears Roebuck & Co                                                                                   485,625
       10,000          The Limited Inc                                                                                      185,000
       15,000          TJX Cos Inc                                                                                          187,500
       75,000          Wal-Mart Stores Inc                                                                                1,846,875
        7,500          Williams-Sonoma Inc *                                                                                146,250
                                                                                                                          8,086,563
                       SERVICES - 1.2%
       20,000          Anthony Industries                                                                                   402,500
       10,000          Cordiant Plc *                                                                                        51,250
       25,000          Host Marriott Corp *                                                                                 287,500
       25,000          International Technology Corp *                                                                       81,250
       15,000          International Technology Corp Convertible Preferred 7.00%                                            307,500
       25,000          Morningstar Group Inc *                                                                              215,625
       15,000          Ogden Corp                                                                                           348,750
       25,000          Pinkertons Inc *                                                                                     435,938
       15,400          Wackenhut Corp Class B                                                                               198,275
                                                                                                                          2,328,588
                       TECHNOLOGY - 5.7%
       10,000          Advanced Micro Devices                                                                               337,500
       42,500          Avnet Inc                                                                                          2,188,750
       25,000          Cray Research Inc *                                                                                  581,250
       35,000          Data General Corp *                                                                                  341,250
       83,500          Digital Equipment Corp *                                                                           3,486,125
       15,000          Fisher Scientific                                                                                    489,375
       10,000          Intel Corp                                                                                           613,750
       10,000          Novell Inc *                                                                                         180,000
       10,000          Storage Technology Corp *                                                                            273,750
        7,500          Storage Technology Convertible Preferred 7.00%                                                       464,063
      200,000          Tandem Computers Inc *                                                                             2,450,000
        5,000          Xerox Corp                                                                                           603,750
                                                                                                                         12,009,563
                       TELECOMMUNICATIONS - 5.7%
       15,000          Airtouch Communications Inc *                                                                        487,500
       15,000          AT & T Corp                                                                                          847,500
       10,000          BCE Inc                                                                                              321,250
        5,000          Bell Atlantic Corp                                                                                   298,750
       15,000          Comsat Corp                                                                                          348,750
      125,000          GTE Corp                                                                                           4,578,125
       65,000          MCI Communications Corp                                                                            1,564,063
       25,000          Pacific Telesis Group                                                                                709,375
       15,000          Sprint Corp Convertible Preferred 8.25%                                                              508,125
       25,000          Tele-Communications Class A *                                                                        462,500
        5,000          Tele-Communications Liberty Media Group Class A *                                                    132,813
       25,000          US West Inc (a)                                                                                    1,087,500
                                                                                                                         11,346,251
                       TOBACCO - 0.7%
       10,000          American Brands Inc                                                                                  420,000
        2,000          BAT Industries Plc ADR                                                                                31,500
       55,000          Hanson Plc ADR (a)                                                                                   941,875
                                                                                                                          1,393,375
                       TRANSPORTATION - 3.6%
       15,000          AMR Corp *                                                                                         1,057,500
       85,000          Canadian Pacific Ltd                                                                               1,434,375
        5,000          Consolidated Freightways Inc (a)                                                                     129,375
        5,000          Delta Air Lines Inc (a)                                                                              371,875
        1,000          Delta Air Lines Inc Convertible Preferred Series C $3.50                                              58,625
       20,000          Hunt (JB) Transportation Services Inc                                                                320,000
       25,000          Navistar International Corp *                                                                        325,000
       25,000          Navistar International Corp Preferred $6.00 (a)                                                    1,346,875
       10,000          Overseas Shipholding Group Inc                                                                       208,750
        5,000          Pittston Services Group                                                                              126,875
       25,000          Ryder System Inc                                                                                     606,250
       25,000          Southern Pacific Rail Corp *                                                                         612,500
       15,000          USAir Group Inc *                                                                                    121,875
       15,000          USAir Group Inc Convertible Preferred Series B $4.38                                                 450,000
                                                                                                                          7,169,875
                       UTILITIES - 7.1%
       55,000          Centerior Energy Corp                                                                                591,250
       35,000          Cinergy Corp                                                                                         896,875
        5,000          CMS Energy Corp (a)                                                                                  123,125
       20,000          Detroit Edison Co                                                                                    612,500
       25,000          DPL Inc                                                                                              556,250
       50,000          Entergy Corp                                                                                       1,200,000
       10,000          General Public Utilities                                                                             286,250
        5,000          Illinova Corp                                                                                        125,625
      150,000          Niagara Mohawk Power Corp                                                                          1,800,000
       22,500          Northeast Utilities                                                                                  514,688
       25,000          Ohio Edison Co                                                                                       540,625
       25,000          PacifiCorp (a)                                                                                       453,125
      115,000          Panhandle Eastern Corp                                                                             2,875,000
       25,000          Public Service Enterprise Group Inc                                                                  687,500
       25,000          Public Services Co of New Mexico *                                                                   381,250
       25,000          Southern Co (a)                                                                                      528,125
       25,000          Texas Utilities Co                                                                                   868,750
       50,000          TransCanada Pipeline Ltd                                                                             681,250
       10,500          Unicom Corp                                                                                          295,313
                                                                                                                         14,017,501
                       TOTAL STOCK (Cost $161,912,591)                                                                  191,344,935

  PAR VALUE            LONG-TERM DEBT - 0.5%
                       HEALTH CARE - 0.5%
$   2,500,000          Roche Holdings Inc, 0.00% due 4/20/10                                                                990,625


                       TOTAL LONG-TERM DEBT (Cost $913,590)                                                                 990,625

                       SHORT-TERM INVESTMENTS - 10.1%
                       REPURCHASE AGREEMENT - 2.2%
                       4,284,958 Salomon Brothers  Repurchase  Agreement,  dated
                       8/31/95,  due 9/1/95, with a maturity value of $4,285,589
                       and an effective yield of 5.30%, collateralized by a U.S.
                       Treasury  Obligations  with rates  ranging  from 6.25% to
                       6.50%,  with  maturity  dates  ranging  from  4/30/97  to
                       8/15/23 and with an aggregate market value of $4,377,507.                                          4,284,958

                       CASH EQUIVALENTS - 7.9%
    5,701,044          Bank of Boston Time Deposit, 5.95% due 9/1/95                                                      5,701,044
    1,400,066          Dreyfus Cash Management Money Market Fund Plus, A Shares                                           1,400,066
    1,258,395          Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                         1,258,395
    4,208,482          National Westminster Time Deposit, 5.95% due 9/1/95                                                4,208,482
    3,000,000          Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                    3,000,000
                                                                                                                         15,567,987
                       TOTAL SHORT-TERM INVESTMENTS (Cost $19,852,945)                                                   19,852,945

                       TOTAL INVESTMENTS - 107.4%
                       (Cost $182,679,126) * *                                                                          212,188,505

                       Other Assets and Liabilities (net) - (7.4%)                                                      (14,618,626)

                       TOTAL NET ASSETS - 100.0%                                                                    $   197,569,879


                       NOTES TO THE SCHEDULE OF INVESTMENTS:

                       ADR   American Depositary Receipt

                       144A  Securities exempt from registration under Rule 144A
                             of the Securities Act of 1933. These securities may
                             be resold in transactions exempt from registration,
                             normally to qualified institutional buyers.
                       (a)   All or a portion of this security is on loan.
                       (b)   A derivative  security whose price is linked to the
                             common  stock  of  Digital  Equipment  Corporation.
                             Interest  is paid  quarterly  at an annual  rate of
                             6.75%  of  the  offering   price  of  $37.50.   The
                             redemption  value is  determined  by the ten  days'
                             average closing prices of Digital  Equipment common
                             stock but not to exceed $50.625.
                       *     Non-income producing security.
                       **    The aggregate  identified  cost for federal  income
                             tax  purposes is  $182,679,126,  resulting in gross
                             unrealized   appreciation   and   depreciation   of
                             $34,121,416 and $4,612,037,  respectively,  and net
                             unrealized   appreciation   of   $29,509,379.

              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

ASSETS:
                       Investments, at value (cost $162,826,181) (Note 1)                                $         192,335,560
                       Short-term investments, at cost (Note 1)                                                     19,852,945
                       Receivable for investments sold                                                                 740,463
                       Dividends and interest receivable                                                               737,271
                       Receivable for expenses waived or borne by Manager (Note 2)                                       9,393
                                 Total assets                                                                      213,675,632

LIABILITIES:
                       Payable for investments purchased                                                               376,255
                       Payable upon return of securities loaned (Note 1)                                            15,566,573
                       Payable to affiliate for management fee  (Note 2)                                               123,006
                       Accrued expenses                                                                                 39,919
                                 Total liabilities                                                                  16,105,753

NET ASSETS (equivalent to $14.02 per share based on 14,091,776
                       shares outstanding, unlimited shares authorized)                                 $          197,569,879

NET ASSETS CONSIST OF:                                                                                  $          161,648,644
                       Paid-in capital
                       Accumulated undistributed net investment income                                               1,197,547
                       Accumulated undistributed net realized gain                                                   5,214,309
                       Net unrealized appreciation                                                                  29,509,379
                                 NET ASSETS                                                             $          197,569,879


              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

          INVESTMENT INCOME:
                      Dividends (net of withholding taxes of $30,274)                                  $           3,266,380
                      Interest (including securities lending income of $6,453)                                       143,737
                                 Total income                                                                      3,410,117

          EXPENSES:
                      Management fee (Note 2)                                                                        718,819
                      Custodian and transfer agent fees                                                               29,484
                      Audit fees                                                                                      22,088
                      Legal fees                                                                                       3,369
                      Registration fees                                                                                1,106
                      Insurance                                                                                        1,013
                      Trustee fee (Note 2)                                                                               368
                      Miscellaneous                                                                                      277
                                 Total expenses                                                                      776,524
                                 Less:  expenses waived or borne by Manager (Note 2)                                 (57,705)
                                 Net expenses                                                                        718,819
                                          Net investment income                                                    2,691,298

          REALIZED AND UNREALIZED GAIN (LOSS):

                                 Net realized gain on investments                                                  6,036,757





                                 Change in net unrealized appreciation (depreciation) on investments              17,909,814




                                          Net realized and unrealized gain on investments                         23,946,571

          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $          26,637,869

              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS ENDED
                                                                                AUGUST 31, 1995          YEAR ENDED
                                                                                  (UNAUDITED)        FEBRUARY 28, 1995
       INCREASE (DECREASE) IN NET ASSETS:
       Operations:
                  Net investment income                                      $         2,691,298   $          4,916,741
                  Net realized gain                                                    6,036,757              7,371,472
                  Change in net unrealized appreciation (depreciation)                17,909,814              1,387,837
                  Net increase in net assets resulting from operations                26,637,869             13,676,050

       Distributions to shareholders from:
                  Net investment income                                               (2,383,879)            (4,583,693)

                  Net realized gains                                                  (3,210,933)            (7,395,946)


                                                                                      (5,594,812)           (11,979,639)

       Fund share transactions:  (Note 5)
                  Proceeds from sale of shares                                         -                     39,104,294
                  Net asset value of shares issued to shareholders
                           in payment of distributions declared                        3,655,915              8,303,555
                  Cost of shares repurchased                                         (10,000,000)           (14,000,000)
                  Net increase (decrease) in net assets resulting
                           from Fund share transactions                               (6,344,085)            33,407,849

                  Total increase in net assets                                        14,698,972             35,104,260

       NET ASSETS:
                  Beginning of period                                                182,870,907            147,766,647

                  End of period (including accumulated undistributed
                           net investment income of $1,197,547 and
                           $890,128, respectively)                           $       197,569,879   $        182,870,907


              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS ENDED
                                                         AUGUST 31, 1995            YEAR ENDED FEBRUARY 28/29,
                                                          (UNAUDITED)       1995          1994         1993      1992*

NET ASSET VALUE, BEGINNING OF PERIOD                       $ 12.54       $ 12.49        $11.71      $ 10.82    $ 10.00

Income from investment operations:
       Net investment income (a)                              0.19          0.34          0.27         0.30        0.11
       Net realized and unrealized gain                       1.69          0.55          1.64         1.32        0.77
              Total from investment operations                1.88          0.89          1.91         1.62        0.88

Less distributions to shareholders:
       From net investment income                            (0.17)        (0.32)        (0.28)       (0.30)      (0.06)
       From net realized gains                               (0.23)        (0.52)        (0.85)       (0.43)         --

              Total distributions                            (0.40)        (0.84)        (1.13)       (0.73)      (0.06)

NET ASSET VALUE, END OF PERIOD                             $ 14.02       $ 12.54        $12.49      $ 11.71    $  10.82

TOTAL RETURN (B)                                             15.17%         7.75%        16.78%       15.66%       8.87%


RATIOS/SUPPLEMENTAL DATA:

            Net assets, end of period (000's)              $197,570      $182,871      $147,767     $ 62,339   $ 32,252
            Net expenses to average
                   daily net assets (a)                       0.75%**       0.75%         0.75%        0.73%       0.62%**
            Net investment income to average
                   daily net assets (a)                       2.81%**       2.84%         2.32%        2.77%       3.43%**
            Portfolio turnover rate                             15%           49%           65%          83%         33%



            *   For the period from the commencement of operations, October 31, 1991 through February 29, 1992.
            **  Annualized.
            (a) Net of fees and expenses voluntarily waived or borne by the Manager of  the following per
                share amounts:                             $     -       $  0.01       $   0.01     $  0.03    $  0.03
            (b) Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.


              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 1995, the Fund had no outstanding futures contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $14,620,090, collateralized by cash in the amount of $15,567,987, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premiums and market discounts are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund did not receive any purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $27,610,960 and $32,684,228, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 95% of the outstanding shares of the Fund were held by four shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                  August 31, 1995                 Year Ended
                                                                    (Unaudited)               February 28, 1995
    Shares sold                                                             --                   3,213,626
    Shares issued to shareholders in reinvestment
       of distributions                                                269,783                     706,233
    Shares repurchased                                                (759,934)                 (1,169,385)
    Net increase                                                      (490,151)                  2,750,474
    Fund shares:
    Beginning of period                                             14,581,927                  11,831,453
    End of period                                                   14,091,776                  14,581,927


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

    SHARES       DESCRIPTION                                                                                        VALUE ($)

                 STOCK AND EQUIVALENTS - 86.6%
                 AUSTRALIA - 5.0%
        34,614   Amcor Ltd                                                                                           269,973
       595,837   Ampolex Ltd                                                                                       1,413,014
       293,400   Ashton Mining Ltd                                                                                   404,222
     4,018,931   Australia and New Zealand Banking Group Ltd                                                      16,338,520
       488,626   Australian National Industry Ltd                                                                    430,399
     2,803,538   Boral Ltd                                                                                         7,155,081
       415,687   Burns Philp & Co Ltd                                                                                885,648
       161,022   Caltex Australia Ltd                                                                                498,236
     2,766,315   Coles Myer Ltd                                                                                    8,976,092
        48,200   Comalco Ltd                                                                                         246,028
       219,671   Commonwealth Bank of Australia                                                                    1,625,678
       349,782   Crusader Ltd *                                                                                      339,700
     3,005,226   CSR Ltd                                                                                          10,633,675
       224,407   Email Ltd                                                                                           599,754
        80,027   Energy Resources of Australia Class A *                                                             242,198
    12,096,954   Fosters Brewing Group Ltd                                                                        11,292,917
     1,928,912   Goodman Fielder Ltd                                                                               1,757,139
       381,367   Hardie (James) Industries Ltd                                                                       657,487
        99,852   Metal Manufactures Ltd                                                                              240,555
       878,262   Mim Holdings Ltd                                                                                  1,256,279
     5,057,651   News Corp Ltd                                                                                    29,090,462
     2,468,286   News Corp Ltd  Preferred 1.19% (a)                                                               12,747,587
       709,203   North Ltd                                                                                         2,002,213
       621,091   Pacific Dunlop Ltd                                                                                1,468,227
        93,591   Pacific Magazines and Printing                                                                      184,605
     1,063,266   Pasminco Ltd *                                                                                    1,352,811
     5,569,570   Pioneer International Ltd                                                                        14,507,954
       150,942   Publishing & Broadcasting Ltd                                                                       460,229
     1,774,906   QCT Resources Ltd                                                                                 2,164,705
       196,376   Renison Goldfields Consolidated                                                                     820,521
        48,850   Rothmans Holdings                                                                                   173,218
     1,786,173   Santos Ltd                                                                                        4,719,968
       371,543   Schroders Property  *                                                                               575,684
     1,459,549   Schroders Property Fund                                                                           2,362,466
       153,701   Seven Network Ltd                                                                                   393,427
       127,320   Smith (Howard) Ltd                                                                                  609,624
        40,000   Sons of Gwalia Ltd                                                                                  199,355
       370,053   Southcorp Holdings Ltd                                                                              788,422
       852,307   Stockland Trust Group                                                                             1,957,061
       647,700   TNT Ltd (a) *                                                                                       882,594
     2,656,821   Western Mining Corp Holdings Ltd                                                                 17,861,674
       888,722   Westfield Trust Units                                                                             1,565,634
       691,491   Westpac Banking Corp                                                                              2,602,945
                                                                                                                 164,753,981
                 Austria - 1.6%
         2,055   Allgemeine Baugesellschaft AG                                                                       248,615
         2,677   Allgemeine Baugesellschaft AG Preferred 7.00%                                                       136,023
         6,353   Austrian Airlines *                                                                               1,039,132
        36,418   Bank Austria AG (Participating Certificate)                                                       1,233,642
        36,991   Bau Holding AG (Non Voting)                                                                       1,901,060
        38,214   Brau Union AG                                                                                     2,134,044
         3,674   BWT AG                                                                                              447,327
        63,744   Creditanstalt-Bankverein                                                                          3,473,384
        48,894   Creditanstalt-Bankverein Preferred 1.65%                                                          2,517,517
         5,634   EA-Generali AG                                                                                    1,657,660
         3,300   EA-Generali AG Preferred 6.00%                                                                      530,185
        22,261   EVN Energie-Versorgung Niederoesterreich AG                                                       2,906,443
         1,361   Jenbacher Werke AG                                                                                  225,247
        11,946   Lenzing AG                                                                                        1,075,253
        20,074   Leykam-Muerztaler Papier und Zellstoff AG *                                                         887,882
         5,790   Miba Holding AG Preferred  Series B 1.34%                                                           235,921
        56,908   OEMV AG                                                                                           5,419,679
        10,812   Oesterreichische Brau Beteiligungs AG                                                               547,284
        95,371   Oesterreichische Elektrizitaetswirschafts AG                                                      6,470,525
       127,706   Oesterreichische Laenderbank AG                                                                  10,135,153
        33,592   Oesterreichische Laenderbank AG Preferred (Non Voting)                                            1,505,296
         6,120   Perlmooser Zement                                                                                   470,895
        31,451   Radex-Heraklith AG                                                                                1,120,179
         8,838   RAS Versicherungs AG                                                                              1,275,372
        19,950   Steyr-Daimler-Puch AG *                                                                             359,138
         4,528   Strabag Oesterreich AG                                                                              611,344
         9,338   Universale Bau AG *                                                                                 338,915
        30,017   Veitsch-Radex AG                                                                                    720,484
         1,000   Wiener Allianz Versicherungs AG                                                                     222,120
        10,047   Wienerberger Baustoffindustrie AG                                                                 2,358,051
                                                                                                                  52,203,770
                 BELGIUM - 0.4%
        18,318   Banque Bruxelles Lambert (a)                                                                      2,907,278
         1,297   Banque Nationale de Belgique                                                                      1,672,120
           170   Bekaert SA                                                                                          131,388
           747   BQE Brux Lambert                                                                                    116,332
         4,000   Electrabel SA                                                                                       848,668
         1,800   GB-INNO-BM GIB Parts Soc. d'echange                                                                  77,453
         2,400   Gevaert Photo-Producten NV                                                                          131,074
        23,120   Groupe Bruxelles Lambert SA                                                                       2,953,895
         1,750   Petrofina SA Bruxelles                                                                              521,315
        23,577   Powerfin SA                                                                                       2,520,641
         5,847   Societe Generale De Belgigue                                                                        432,544
           379   Tessenderlo Chemie                                                                                  143,009
             6   Tessenderlo Chemie (Participating Certificate)                                                        2,221
                                                                                                                  12,457,938
                 CANADA - 1.9%
        99,502   Abitibi-Price Inc                                                                                 1,666,700
        53,600   Air Canada Inc                                                                                      199,516
       176,205   Alberta Energy Ltd                                                                                2,689,151
        10,300   Avenor Inc                                                                                          229,081
       107,503   Bank of Montreal                                                                                  2,360,944
       128,316   Bank of Nova Scotia                                                                               2,794,151
        81,492   BCE Inc                                                                                           2,623,882
        48,600   Brascan Ltd Class A (Convertible)                                                                   795,980
        16,200   Brunswick Mining & Smelt Ltd                                                                        173,367
        21,700   Cae Industries Inc                                                                                  145,394
        17,100   Cambridge Shopping Centres Ltd                                                                      152,764
       146,506   Canadian Imperial Bank of Commerce                                                                3,599,254
        28,200   Canadian Marconi Co                                                                                 257,175
        17,300   Canadian Tire Ltd Class A                                                                           209,287
        22,200   Canfor Corp                                                                                         237,577
        30,900   CCL Industries Class B                                                                              293,300
       248,011   Cominco Ltd                                                                                       4,915,908
        78,700   Dominion Textile Inc                                                                                541,950
       327,918   Domtar Inc                                                                                        3,082,051
        21,700   Donohue Inc Class A                                                                                 302,903
        32,200   Edper Group Ltd Class A                                                                             112,667
         6,400   Extendicare Inc                                                                                     134,599
        18,900   Falconbridge Ltd                                                                                    402,764
       155,907   Fletcher Challenge Class A                                                                        2,538,966
       161,302   Gulf Canada Resources Ltd                                                                           735,511
        59,500   Hees International Bancorp Inc                                                                      647,822
         9,000   Hudsons Bay Co                                                                                      180,905
        21,300   Imasco Ltd                                                                                          388,498
       155,407   Imperial Oil Ltd                                                                                  5,567,811
        26,400   Inco Ltd                                                                                            921,273
        14,800   International Forest Products A *                                                                   128,085
         5,800   IPL Energy Inc                                                                                      133,315
       349,019   Macmillan Bloedel Ltd                                                                             4,612,014
        44,800   Mitel Corp                                                                                          241,802
         7,500   Molson Co Ltd Class A                                                                               126,326
       134,604   National Bank of Canada                                                                           1,114,811
        12,500   Noma Industries Ltd Class A                                                                          47,692
       108,701   Noranda Forest Inc                                                                                  859,816
        44,100   Noranda Inc                                                                                         894,640
        95,402   Norcen Energy Resource                                                                            1,438,221
        51,000   Numac Energy Inc                                                                                    242,044
        69,701   Petro Canada                                                                                        687,540
        34,900   Power Corp of Canada                                                                                535,874
        25,700   Ranger Oil Ltd                                                                                      145,887
        33,900   Repap Enterprises Inc                                                                               249,218
         2,900   Rio Algom Ltd                                                                                        59,371
       130,226   Royal Bank of Canada                                                                              2,896,335
        22,300   Sceptre Resources Ltd                                                                               141,113
        33,100   Sears Canada Inc                                                                                    194,054
        18,300   Sherritt Inc                                                                                        217,979
        13,700   Slocan Forest Products Ltd                                                                          123,665
         5,500   Spar Aerospace Ltd                                                                                   61,418
       165,506   Teck Corp Class B                                                                                 3,234,344
       134,805   Toronto Dominion Bank                                                                             2,170,228
        10,600   Total Petroleum North America                                                                       115,410
        46,500   Transcanada Pipelines Ltd                                                                           640,424
        52,601   United Dominion Inds Ltd                                                                          1,267,789
        16,400   Westcoast Energy Inc                                                                                250,288
                                                                                                                  61,730,854
                 FINLAND - 0.6%
        66,000   Amer Group Class A                                                                                1,124,261
        35,500   Cultor OY Series 1                                                                                1,204,581
         4,400   Huhtamaki                                                                                           155,312
        25,238   Instrumentarium Class A                                                                             580,494
        13,891   Instrumentarium Class B                                                                             322,667
       162,650   Kansallis-Osake-Pankki *                                                                            157,422
        15,000   Kesko                                                                                               167,382
         2,400   Metra AB Class A                                                                                    103,845
         2,600   Metra AB Class B                                                                                    110,723
       119,844   Nokia Corp Class A                                                                                8,187,646
        89,000   Partek AB                                                                                         1,236,350
        21,119   Rautaruukki                                                                                         144,283
         8,500   Sampo Insurance Company Ltd                                                                         452,956
        15,900   Stockmann AB Series A                                                                               843,674
        17,800   Stockmann AB Series B                                                                               810,721
        83,950   Unitas Bank Ltd Class A *                                                                           238,975
        95,200   Valmet                                                                                            2,731,675
                                                                                                                  18,572,967
                 FRANCE - 6.4%
         4,169   Accor SA                                                                                            520,764
         2,816   Agache Financiere *                                                                                 736,402
         8,530   Air Liquide                                                                                       1,359,329
            28   Air Liquide L Shares                                                                                  4,462
       175,791   Alcatel Alsthom Cie Generale d'Electricite SA                                                    17,608,680
       105,598   Axa SA                                                                                            5,842,748
       545,586   Banque Nationale de Paris                                                                        22,356,983
           750   Bic SA                                                                                              121,894
         7,099   BIS SA *                                                                                            659,098
        21,992   Carrefour Supermarche SA                                                                         12,263,974
        17,666   Club Mediterranee SA *                                                                            1,699,629
           975   Colas SA                                                                                            182,203
       756,100   Compagnie de Suez SA                                                                             31,133,089
        25,536   Credit Foncier De France (Bearer) (a)                                                               682,443
       144,684   Credit Lyonnais *                                                                                 7,163,312
        31,636   Credit National                                                                                   2,204,468
         5,540   CSF Thompson Temp (Participating Certificates) *                                                    115,154
         8,875   Dassault Electronique SA                                                                            358,408
        12,416   Dollfus-Mieg and Cie                                                                                599,724
         6,963   Elf Gabon                                                                                         1,075,154
        96,246   Elf Sanofi SA                                                                                     5,942,617
        38,828   Eridania Beghin-Say SA                                                                            5,734,077
         2,180   Essilor International                                                                               368,116
         3,700   Esso (France)                                                                                       436,544
         1,622   Europe 1 Communication                                                                              341,000
       182,057   Financiere de Paribas SA                                                                          9,820,951
        68,389   FINEXTEL                                                                                            974,762
         4,760   INGENICO SA                                                                                          36,749
         3,933   Labinal SA                                                                                          607,293
       137,373   Lafarge Coppee SA                                                                                10,252,325
         4,263   Lefebvre (Jean) Entreprises                                                                         279,333
        37,427   LVMH Louis Vuitton Moet Hennessy (a)                                                              6,727,450
         5,200   Metaleurop SA *                                                                                      67,940
       215,828   Michelin SA Class B                                                                               9,356,890
        14,832   Moulinex SA *                                                                                       327,969
         2,225   Navigation Mixte SA                                                                                 365,584
           103   Navigation Mixte (Participating Certificate)                                                         15,700
         1,700   Nord-Est                                                                                             43,413
        16,923   Parisienne de Reescompte (CPR-Cie)                                                                1,189,283
        38,433   Pechiney International SA                                                                           921,357
        41,527   Pechiney International SA Preferred 3.43%                                                         2,688,178
        62,520   Pernod-Ricard                                                                                     3,922,120
       102,493   Peugeot SA                                                                                       13,533,175
         1,190   Poliet SA                                                                                           102,710
         2,375   Radiotechnique                                                                                      204,142
           814   Saint Louis                                                                                         240,260
         1,306   Salomon SA                                                                                          625,660
         3,475   SEFIMEG (Registered)                                                                                196,056
         6,472   SIMCO                                                                                               521,450
           291   SIMCO (Registered)                                                                                   21,257
           750   Skis Rossignol SA                                                                                   178,907
         2,750   Sligos SA                                                                                           242,799
        57,382   Societe Generale d 'Entreprise SA                                                                 1,533,519
        98,271   Societe Generale Paris                                                                           10,252,166
        23,936   SOVAC SA                                                                                          1,795,852
       117,541   SPIE Batignolles *                                                                                4,839,855
       310,363   Thomson CSF                                                                                       6,574,055
        10,329   Total SA                                                                                            606,061
        10,815   UAP Co                                                                                              252,846
         8,310   Union Immobiliere de France                                                                         682,698
         1,800   Vallourec *                                                                                          90,472
        51,927   Worms et Compagnie SA                                                                             2,282,054
                                                                                                                 211,883,563
                 GERMANY - 6.7%
         2,450   AEG AG                                                                                              242,607
        38,340   Bankgesellschaft Berlin AG                                                                        9,988,466
       225,910   Bayer AG                                                                                         58,347,463
       719,800   Bayer Vereinsbank AG                                                                             19,570,565
        64,050   Bayerische Hypotheken-und Wechselbank AG                                                         15,705,730
        15,002   Bayerische Motorenwerke AG                                                                        8,341,535
       304,500   Berliner Handels- und Frankfurter Bank *                                                          7,843,826
        19,544   Berliner Kraft und Licht AG Class A                                                               4,655,392
           400   Boss (Hugo) AG Preferred 3.84%                                                                      310,341
           175   Colonia Konzern AG                                                                                  148,042
        96,570   Commerzbank AG                                                                                   21,806,871
         2,770   Daimler-Benz AG                                                                                   1,367,703
        20,000   Deutsche Bank AG                                                                                    924,218
         3,800   Didier-Werke AG *                                                                                   352,496
        18,500   Douglas Holding AG                                                                                  688,706
         1,229   Draegerwerk AG Preferred 2.29%                                                                      215,797
     1,435,300   Dresdner Bank                                                                                    37,949,709
           300   Escada AG                                                                                            63,702
         1,100   Escada AG Preferred (Non Voting) 1.43%                                                              218,600
         1,070   GEA AG Preferred 3.13%                                                                              381,220
         6,540   IKB Deutsche Industriebank AG                                                                     1,224,011
         1,788   IKB Deutsche Industriebank AG New *                                                                 323,686
         2,700   Kaufhalle AG *                                                                                      334,434
           750   Kaufhof AG Preferred (Non Voting) 5.59%                                                             191,156
       121,600   Klockner Humboldt Deutz *                                                                           865,645
           800   Kugelfischer George Schaefer AG Preferred (Non Voting) *                                            111,614
         4,150   Kugelfischer George Schaefer AG *                                                                   627,012
         1,150   Linotype Hell AG *                                                                                  228,928
         2,075   Philips Kommunikations Industrie AG                                                                 720,216
        12,180   Porsche AG Preferred (Non Voting) *                                                               5,703,093
         3,188   Porsche AG Preferred *                                                                            1,431,980
         3,990   Puma AG Preferred *                                                                               1,181,237
         1,870   Rheinmetall Berlin AG                                                                               317,532
         1,620   Rheinmetall Berlin AG Preferred (Non Voting) 5.60%                                                  212,788
         1,500   RWE AG (Non Voting)                                                                                 406,404
           500   Salamander AG                                                                                        93,919
        39,500   Sap AG                                                                                            6,008,269
        38,000   Sap AG Preferred                                                                                  5,617,178
        12,320   Siemens AG                                                                                        6,270,049
           720   Varta AG *                                                                                          142,153
         2,400   Villeroy and Boch AG                                                                                480,212
         3,725   Volkswagen AG Preferred .79%                                                                        860,678
                                                                                                                 222,475,183
                 HONG KONG - 4.8%
       549,000   Amoy Properties Ltd (a)                                                                             492,901
     1,103,000   Applied International Holdings Ltd                                                                  115,415
       178,600   Applied International Holdings Ltd Warrants 12/30/99 *                                               11,075
     1,615,000   Cathay Pacific Airways Ltd                                                                        2,430,532
     1,500,000   Chinese Estates Holdings Ltd                                                                      1,017,310
       398,775   Cross Harbour Tunnel Co Ltd                                                                         783,023
     3,041,255   Dairy Farm International                                                                          2,828,367
     4,472,000   Denway Investments                                                                                  352,399
     1,533,000   Dickson Concepts (International) Ltd                                                              1,019,888
     8,166,927   Elec and Eltek International Holdings Ltd *                                                       1,192,175
       212,262   Furama Hotel Enterprises Ltd                                                                        246,784
     1,808,798   Goldlion Holdings Ltd (a)                                                                           911,292
       200,000   Great Eagle Holdings Ltd                                                                            408,216
     1,928,000   Hang Lung Development Co Ltd (a)                                                                  2,988,761
       322,500   Harbour Centre Development Ltd                                                                      352,038
       941,000   Henderson Land Development Co Ltd                                                                 5,117,698
       995,720   Hong Kong and China Gas Co Ltd (a)                                                                1,569,278
     1,662,700   Hong Kong Ferry Co Ltd                                                                            1,782,768
     2,087,000   Hong Kong Land Holdings                                                                           3,798,340
       212,400   Hongkong Aircraft Engineering Co Ltd                                                                499,377
       798,000   Hongkong and Shanghai Hotels Ltd Preferred 1.95% (a)                                                974,176
     1,391,900   Hongkong Electric Holdings Ltd                                                                    4,827,867
     7,555,801   Hopewell Holdings Ltd (a)                                                                         5,466,023
     3,630,000   Hutchison Whampoa Ltd (a)                                                                        17,491,151
       940,000   Jardine International Motor Holdings Ltd                                                            983,594
       320,574   Jardine Strategic Warrants 5/02/98 *                                                                145,861
        74,000   Johnson Electric Holdings Ltd (a)                                                                   147,216
       675,200   Kowloon Motor Bus Co Ltd                                                                          1,194,967
     2,084,000   Kumagai Gumi Hong Kong Ltd                                                                        1,615,295
     1,469,800   Lai Sun Garment (International) Ltd                                                               1,518,977
       201,000   Lane Crawford International Ltd Series A                                                            301,201
       250,000   Lane Crawford International Ltd Series B                                                             32,296
     1,276,000   Laws International Holdings Ltd                                                                     204,397
     1,043,576   Mandarin Oriental                                                                                   944,436
     2,102,000   National Mutual Asia Ltd                                                                          1,507,053
     1,693,721   New World Development Co Ltd                                                                      6,170,124
     1,094,000   Playmate Toys Holding                                                                               233,187
       615,539   Playmates Properties Holdings                                                                        86,673
       379,748   Realty Development Corp Ltd Class A                                                               1,089,059
    13,348,913   Regal International Ltd (a)                                                                       2,414,220
     1,349,600   San Miguel Brewery Ltd                                                                              784,550
     1,200,000   Shun Tak Holdings Ltd                                                                             1,007,622
       945,599   Sino Hotel Ltd                                                                                      218,657
     3,775,164   Sino Land Co Ltd (a) *                                                                            2,633,495
     2,324,000   South China Morning Post Ltd                                                                      1,283,439
     2,895,826   Stelux Holdings International                                                                       832,349
     2,385,400   Sun Hung Kai Properties Ltd                                                                      17,333,516
     4,938,136   Swire Pacific Ltd Class A                                                                        36,999,340
     1,706,707   Tai Cheung Holdings Ltd                                                                           1,477,191
       530,000   Television Broadcasts Ltd                                                                         1,958,145
     5,505,944   Wharf Holdings Ltd (a)                                                                           15,825,766
       412,000   Wing On International Holdings Ltd                                                                  734,479
     1,094,500   Winsor Industrial Corp Ltd                                                                        1,201,815
     1,191,000   World International Holdings Ltd                                                                  1,807,809
       886,000   World Trade Centre Group Ltd                                                                        117,889
                                                                                                                 159,481,472
                 ITALY - 3.8%
     3,972,100   Alitalia Linee Aeree Italiane Class A *                                                           1,860,128
       338,800   Alitalia Linee Aeree Italiane Class B (Private Placement) (c) *                                     102,294
        93,060   Assicurazioni Generali SPA                                                                        2,239,201
     2,970,000   Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                  3,477,115
       610,505   Banca Commerciale Italiana SPA                                                                    1,440,778
       344,000   Banca Commerciale Italiana SPA (Non Convertible)                                                    721,746
    11,505,200   Banca di Roma (a) *                                                                              10,910,429
       227,250   Banca Nazionale dell' Agricoltura di Risp *                                                          78,415
       735,500   Banca Nazionale dell'Agricoltura SPA (Non Convertible) *                                            249,261
       509,050   Banca Nazionale dell'Agricoltura SPA (Private Placement) *                                          223,959
        80,100   Banca Popolare di Bergamo Credit (a)                                                              1,056,222
       394,900   Banca Toscana *                                                                                     854,089
     6,517,690   Banco di Napoli (Non Convertible) *                                                               2,979,934
     3,500,000   Bastogi-IRBS SPA *                                                                                  207,037
     1,196,717   BCA Commitaliana Warrants 12/31/95 *                                                                637,847
       560,600   BCO Ambros Veneto Di Risp (Non Convertible)                                                         753,041
       540,200   Benetton Group SPA (a)                                                                            5,708,575
       283,750   Caffaro SPA                                                                                         336,570
       570,500   Cartiere Burgo SPA                                                                                3,875,639
       363,500   Cementir Cementerie del Tirreno SPA                                                                 346,052
       639,843   COFIDE SPA (a) *                                                                                    234,190
       507,500   COFIDE SPA (Non Convertible) *                                                                      162,610
       468,500   Cogefar Impresit Costruzioni Generali SPA (a) *                                                     464,488
       550,000   Comau Finanziaria SPA                                                                               813,360
       222,500   Compagnia Italiana Grandi Alberghi (Non Convertible) *                                              123,253
        83,967   Credito Fondiario                                                                                   195,573
     2,138,310   Credito Italiano (Non Convertible)                                                                2,267,569
        38,000   Danieli and Co SPA                                                                                  238,598
       173,000   Danieli and Co SPA (Non Convertible)                                                                522,864
     1,201,000   Edison SPA (a)                                                                                    5,084,038
        79,000   Editoriale l'Espresso SPA *                                                                         150,903
        40,500   Ericsson SPA                                                                                        663,813
       200,000   Falck Acciaierie and Ferriere Lombarde *                                                            389,427
     2,727,000   Fiat SPA                                                                                         10,023,159
     2,061,000   Fiat SPA Preferred                                                                                4,654,371
     2,484,500   Fiat SPA (Non Convertible)                                                                        5,327,547
       698,550   FIDIS SPA                                                                                         1,532,345
        27,000   Filippo SPA *                                                                                        16,554
       222,000   Finmeccanica SPA (Non Convertible) *                                                                142,264
     1,450,876   Finmeccanica SPA *                                                                                1,046,878
       510,000   Gemina SPA (Non Convertible) *                                                                      226,262
       919,940   Gilardini SPA                                                                                     1,779,911
       658,000   Grassetto SPA *                                                                                     408,286
     4,887,850   Industriali Riunite SPA (a) *                                                                     3,538,871
     2,037,000   Industriali Riunite (Cie) SPA (Non Convertible) *                                                   930,076
       795,710   Istituto Bancario San Paolo                                                                       4,287,693
       397,500   Italcementi Fabbriche Riunite Cemento SPA                                                         2,781,207
       301,400   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                         993,587
        17,000   Magona d'Italia SPA                                                                                  47,243
        97,500   Marzotto and Figli SPA                                                                              618,801
     1,980,000   Montedison SPA (Non Convertible) *                                                                1,228,581
     8,209,220   Montedison SPA *                                                                                  6,105,457
       535,000   Montefibre SPA                                                                                      405,808
       445,000   Montefibre SPA (Non Convertible)                                                                    255,007
       297,500   Olivetti and Co SPA Preferred (a) *                                                                 324,466
     1,697,700   Olivetti and Co SPA (a) *                                                                         1,436,285
       738,000   Olivetti and Co SPA (Non Convertible) *                                                             459,745
     2,754,500   Parmalat Finanziaria SPA                                                                          2,442,376
     2,359,975   Pirelli and Co                                                                                    3,511,831
       266,000   Pirelli and Co (Non Convertible)                                                                    273,720
       407,000   Pirelli SPA (Non Convertible) *                                                                     420,568
       332,200   Ratti SPA                                                                                           650,932
        21,100   Recordati Industria Chimica e Farmaceutica SPA                                                      128,714
        72,818   Recordati Industria Chimica e Farmaceutica SPA (Non Convertible)                                    242,293
       442,100   Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                1,171,381
       394,000   Rinascente per l'Esercizio di Grandi Magazzini SPA (a)                                            2,323,364
       356,600   Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                              1,127,218
       311,000   SAFFA SPA *                                                                                       1,063,561
        37,512   SAFILO SPA                                                                                          312,042
       428,033   Saipem SPA                                                                                          936,299
       298,000   Sasib SPA (a)                                                                                     1,404,710
       103,000   Sasib SPA (Non Convertible)                                                                         282,427
       543,000   Sirti SPA                                                                                         3,951,471
       130,000   Snia BPD SPA (Convertible)                                                                          157,804
       373,000   Snia BPD SPA (Non Convertible)                                                                      255,118
     3,440,270   Snia BPD SPA *                                                                                    4,218,467
       675,540   Societa Metallurgica Italia (a) *                                                                   348,406
       194,000   Sorin Biomedica SPA                                                                                 514,019
       116,900   Stefanel SPA                                                                                        212,493
       288,370   STET SPA (a)                                                                                        884,888
        14,000   Teleco Cavi SPA                                                                                      58,661
       252,000   Telecom Italia Mobile SPA (Non Convertible) (a) *                                                   252,637
       267,000   Telecom Italia Spa di Risp (a)                                                                      343,848
        27,850   Tosi (Franco) SPA                                                                                   263,502
       175,260   Unione Cementi Marchino Emiliane e di Augusta-Casale (a) *                                        1,187,913
       269,640   Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                            928,764
                                                                                                                 127,808,849
                 JAPAN - 18.8%
        67,000   Ajinomoto Co Inc                                                                                    690,969
       109,000   Alps Electric Co Ltd                                                                              1,346,710
       397,000   Amada Co Ltd                                                                                      4,134,783
     1,622,000   Aoki Corp *                                                                                       7,900,077
        50,800   Arabian Oil Co                                                                                    2,111,155
       258,000   Asahi Breweries Ltd (a)                                                                           2,976,872
        50,000   Asics Corp *                                                                                        152,652
        19,000   Bank of Kyoto Ltd                                                                                   137,744
       188,000   Bank of Yokohama Ltd                                                                              1,476,204
       211,000   Banyu Pharmaceutical Co Ltd                                                                       2,326,849
        62,000   Brother Industries Ltd                                                                              325,400
        54,000   Canon Sales Co Inc                                                                                1,439,118
       126,000   Chiba Bank Ltd                                                                                    1,183,642
        36,944   Chubu Electric Power Co Inc                                                                         860,084
        13,000   Chudenko Corp                                                                                       511,053
        76,000   Chugai Pharmaceutical Co                                                                            725,583
        31,000   Chugoku Bank Ltd                                                                                    538,112
        17,400   Chugoku Electric Power Co Inc                                                                       415,745
       595,000   Cosmo Oil Co Ltd (a)                                                                              3,098,484
       240,500   CSK Corp                                                                                          7,170,674
       208,000   Dai Nippon Ink & Chemicals                                                                          921,754
       510,000   Dai Nippon Printing Co Ltd                                                                        8,071,680
        42,000   Dai Tokyo Fire and Marine Insurance Co Ltd                                                          278,756
       892,000   Daicel Chemical Industries Ltd                                                                    4,863,716
        84,000   Daiichi Seiyaku Co Ltd                                                                            1,157,911
        90,000   Daikin Industries Ltd                                                                               783,887
       129,000   Daikyo Inc                                                                                        1,039,271
        50,000   Dainippon Pharmaceutical Co Ltd                                                                     506,458
        41,000   Dainippon Screen Manufacturing Co Ltd *                                                             334,079
        36,000   Daito Trust Construction Co                                                                         448,461
       237,000   Daiwa Bank Ltd (a)                                                                                1,938,398
       105,000   Daiwa Kosho Lease                                                                                 1,020,677
        14,000   Dennys Japan                                                                                        385,970
         1,940   East Japan Railway Co                                                                             9,211,212
        79,000   Eisai Co Ltd                                                                                      1,274,519
        14,000   Ezaki Glico Co Ltd                                                                                  121,509
       149,000   Fuji Heavy Industries Ltd *                                                                         594,874
       292,000   Fuji Photo Film Co Ltd                                                                            7,304,845
       830,000   Fujisawa Pharmaceutical Co Ltd                                                                    8,305,509
       292,000   Fujita Corp                                                                                       1,484,822
        62,000   Fujita Kanko Inc                                                                                  1,354,776
     1,394,000   Fujitsu Ltd (a)                                                                                  15,087,967
        17,000   Fujiya Co Ltd *                                                                                      72,906
         2,000   Fukuoka City Bank Ltd                                                                                14,704
       192,000   Fukuyama Transporting Co Ltd                                                                      1,727,186
       172,000   Furukawa Electric Co Ltd                                                                            990,535
       292,000   Gakken Co Ltd *                                                                                   1,902,241
       226,000   General Sekiyu (KK)                                                                               2,180,732
        61,000   Green Cross Corp                                                                                    473,375
       578,000   Hankyu Corp (a)                                                                                   3,246,031
        45,000   Hankyu Department Stores (a)                                                                        574,361
       220,000   Hanwa Co Ltd *                                                                                      721,091
       814,000   Haseko Corp                                                                                       3,740,236
       289,000   Hazama-Gumi Ltd                                                                                   1,316,118
        78,000   Heiwa Real Estate (a)                                                                               585,388
        52,000   Higo Bank Ltd                                                                                       422,117
        97,000   Hiroshima Bank Ltd                                                                                  533,854
       289,000   Hitachi Cable Ltd                                                                                 2,154,184
     1,845,300   Hitachi Ltd                                                                                      20,161,035
        42,000   Hitachi Maxell Ltd                                                                                  673,304
        97,000   Hokkaido Bank Ltd                                                                                   350,620
        24,000   Hokkaido Takushoku                                                                                   74,008
        70,000   Hokuriku Bank Ltd                                                                                   455,302
       111,000   Honda Motor Co Ltd                                                                                1,972,124
        11,000   House Food Corporation                                                                              208,914
       114,000   Hoya Corp                                                                                         3,270,945
         6,000   Hyogo Bank Ltd (d) *                                                                                 -
       273,000   INAX Corp                                                                                         2,717,874
       114,000   Intec Inc                                                                                         1,571,450
       365,000   Itochu Corp                                                                                       2,265,993
        29,000   Itoham Foods Inc                                                                                    215,572
         3,000   Izumiya Co Ltd                                                                                       44,111
        53,000   Japan Airport Terminal Co Ltd                                                                       611,528
     1,031,000   Japan Energy Co Ltd                                                                               3,210,854
       669,000   Japan Synthetic Rubber Co Ltd                                                                     3,825,394
           874   Japan Tobacco Inc                                                                                 7,398,234
       166,000   Joshin Denki Co Ltd                                                                               2,118,752
       217,000   Kajima Corp                                                                                       2,189,166
        26,000   Kaken Pharmaceutical Co Ltd                                                                         249,022
       119,000   Kamigumi Co (a)                                                                                   1,103,303
       331,000   Kankaku Securities Co Ltd *                                                                       1,230,245
        11,000   Kansai Paint Co Ltd                                                                                  52,790
        61,000   Kao Corp                                                                                            703,834
       338,000   Keihin Electric Express Railway (a)                                                               2,105,274
       435,000   Keio Teito Electric Railway Co Ltd (a)                                                            2,567,315
       184,000   Keisei Electric Railway (a)                                                                       1,495,523
     1,050,000   Kinki Nippon Railway                                                                              8,630,724
       373,000   Kirin Brewery Co Ltd Com                                                                          3,884,822
        14,000   Kissei Pharmaceutical Co                                                                            447,440
        19,000   Kobori Juken Co Ltd (a)                                                                             195,946
         2,000   Koito Manufacturing Co Ltd                                                                           15,235
       206,000   Kokusai Kogyo Co Ltd                                                                              1,918,334
        60,000   Kokuyo Co                                                                                         1,298,821
       260,000   Komatsu Ltd                                                                                       2,142,441
        15,300   Konami Co (a)                                                                                       312,452
        92,000   Konica Corp                                                                                         655,700
       268,000   Koyo Seiko Co Ltd                                                                                 2,405,391
     2,319,000   Kumagai Gumi Co Ltd                                                                              11,058,079
       654,000   Kurabo Industries Ltd                                                                             2,664,482
       848,000   Kureha Chemical Industry Co Ltd                                                                   3,731,945
        40,000   Kyodo Printing Co Ltd                                                                               457,446
       139,000   Kyowa Hakko Kogyo Co Ltd                                                                          1,349,763
       160,000   Lion Corp (a)                                                                                       913,259
       218,000   Maeda Corp (a)                                                                                    2,337,265
       274,000   Makino Milling Machine Co Ltd *                                                                   2,042,375
       668,000   Marubeni Corp                                                                                     3,424,067
       274,000   Marudai Food Co Ltd                                                                               1,955,644
       571,000   Marui Co Ltd                                                                                     10,028,284
       811,000   Matsushita Electric Industrial Co Ltd                                                            12,669,934
       606,000   Matsushita Electric Works Ltd (a)                                                                 6,249,655
       280,000   Mazda Motor Corp (a) *                                                                            1,160,770
        27,000   Meiji Milk Products                                                                                 168,173
        88,000   Meiji Seika Kaisha Ltd                                                                              522,959
        86,000   Mercian Corp                                                                                        597,131
       693,000   Minebea Co Ltd                                                                                    5,377,853
       914,000   Mitsubishi Electric Corp                                                                          6,840,884
       916,000   Mitsubishi Estate                                                                                10,756,114
       704,000   Mitsubishi Gas Chemical Co Inc                                                                    2,947,261
     2,743,000   Mitsubishi Materials Corp                                                                        13,612,069
       424,000   Mitsubishi Oil Co (a)                                                                             3,632,368
       157,000   Mitsubishi Rayon Co                                                                                 650,860
       489,000   Mitsubishi Trust & Banking Corp                                                                   8,138,766
        77,000   Mitsubishi Warehouse                                                                              1,155,767
       571,000   Mitsui Fudosan Co Ltd                                                                             7,346,301
       143,000   Mitsui Mining Ltd (a) *                                                                             633,706
       760,000   Mitsui Petrochemical Industries Ltd                                                               5,820,187
       432,000   Mitsui Trust & Banking Co Ltd                                                                     4,455,200
        61,000   Mitsui-Soko Co Ltd                                                                                  458,427
        42,000   Mochida Pharmaceutical                                                                              604,687
        27,000   Mori Seiki Co Ltd                                                                                   595,497
       537,000   Nagoya Railroad Co Ltd (a)                                                                        2,708,715
       313,000   Nakkai Electric Rail (a)                                                                          2,163,690
        22,900   Namco (a)                                                                                           591,586
       871,000   NEC Corp (a)                                                                                     11,383,877
       298,000   New Japan Securities Co Ltd *                                                                     1,567,060
       485,000   Nichiei Co Ltd                                                                                    2,020,524
        70,000   Nichii Co Ltd                                                                                       800,531
        29,000   Nichirei                                                                                            174,115
        61,000   Nihon Cement Co Ltd                                                                                 389,289
        16,000   Nippon Beet Sugar Manufacturing Co Ltd                                                               70,251
        41,000   Nippon Chemi-Con Corp *                                                                             259,979
        18,000   Nippon Credit Bank                                                                                   76,091
        44,000   Nippon Denko Co Ltd                                                                                 175,218
       714,000   Nippon Express Co                                                                                 6,153,224
        19,000   Nippon Flour Mills Co Ltd                                                                            91,377
        58,000   Nippon Kayaku Co Ltd                                                                                358,891
        22,000   Nippon Meat Packers                                                                                 303,262
     4,407,000   Nippon Oil Co Ltd (a)                                                                            24,884,577
     1,152,000   Nippon Sheet Glass Co Ltd                                                                         5,222,729
       245,000   Nippon Suisan Kaisha Ltd *                                                                        1,143,258
        38,000   Nippon Yakin Kogyo Co Ltd *                                                                         190,126
     1,485,000   Nissan Motor Co Ltd                                                                              11,372,339
        23,000   Nisshin Flour Mill                                                                                  251,289
       484,000   Nisshinbo Industries Inc                                                                          4,344,065
       206,000   Nissho Iwai Corp                                                                                    830,857
        12,000   Nissin Food Products                                                                                274,468
        58,000   Nitto Boseki Co Ltd *                                                                               152,795
       416,000   Nitto Denko Corp (a)                                                                              6,583,959
       661,000   NSK Ltd                                                                                           4,447,838
       481,000   Odakyu Electric Railway (a)                                                                       3,349,589
       160,000   Okamoto Industries                                                                                1,055,394
        66,000   Olympus Optical Co Ltd                                                                              598,438
        39,000   Ono Pharmaceutical Co Ltd                                                                         1,557,053
       109,000   Onoda Cement Co Ltd                                                                                 553,153
        35,000   Onward Kashiyama Co Ltd                                                                             464,594
       947,000   Renown Inc *                                                                                      3,045,949
       167,000   Ricoh Co Ltd                                                                                      1,662,582
       166,000   Royal Co Ltd                                                                                      2,203,502
        42,000   Ryobi Ltd (a)                                                                                       229,009
       280,000   Sagami Railway (a)                                                                                1,255,118
        61,000   Sanden Corp                                                                                         327,003
        47,000   Sankyo Aluminum Industry                                                                            230,357
       137,000   Sankyo Co Ltd                                                                                     3,049,574
        21,000   Sanrio Co Ltd                                                                                       250,881
        44,000   Sanwa Shutter Corp                                                                                  332,016
       513,000   Sanyo Electric Co Ltd                                                                             2,828,611
       120,000   Sapporo Breweries Ltd (a)                                                                         1,090,519
        54,500   Secom Co                                                                                          3,578,241
        79,000   Seibu Railway Co Ltd (a)                                                                          3,452,494
       334,000   Seino Transportation Co Ltd (a)                                                                   5,558,993
       333,000   Sekisui Chemical Co Ltd                                                                           4,182,264
       597,000   Sekisui House Ltd (a)                                                                             7,497,932
       812,000   Settsu Corp *                                                                                     2,512,238
        56,000   Shimadzu Corp                                                                                       348,803
       227,000   Shionogi and Co Ltd                                                                               2,051,310
       232,000   Shiseido Co Ltd                                                                                   2,416,297
        41,000   Shochiku Co (a)                                                                                     460,510
        34,000   Shokusan Jutaku Sogo Co Ltd *                                                                       133,660
       357,450   Showa Shell Sekiyu (a)                                                                            3,142,538
       157,000   Skylark Co Ltd                                                                                    2,500,842
        31,000   Snow Brand Milk                                                                                     214,928
       116,000   Sony Corp                                                                                         6,325,011
        46,000   Stanley Electric Ltd                                                                                306,714
        77,000   Sumitomo Coal Mining Ltd                                                                            400,194
     1,158,000   Sumitomo Corp                                                                                    10,807,291
        33,000   Sumitomo Forestry                                                                                   522,285
       808,000   Sumitomo Metal Industries Ltd *                                                                   2,252,351
       206,000   Sumitomo Osaka Cement Co                                                                            826,650
       292,000   Sumitomo Realty and Development                                                                   2,140,767
        23,000   Sumitomo Sitix Corp                                                                                 347,577
       408,000   Sumitomo Trust & Banking Co Ltd                                                                   5,540,818
        62,000   Sumitomo Warehouse                                                                                  372,247
       267,000   Taisei Corp                                                                                       1,799,357
       105,000   Taisho Pharmaceutical Co Ltd                                                                      1,865,523
        26,000   Taiyo Yuden Co Ltd                                                                                  273,447
        73,000   Takara Shuzo Co                                                                                     587,369
       270,000   Takeda Chemical Industries Ltd                                                                    3,639,148
       489,000   Tanabe Seiyaku Co Ltd                                                                             3,470,210
     2,361,000   Teijin Ltd                                                                                       11,451,218
       254,000   Teikoku Oil Co                                                                                    1,574,289
       106,000   Terumo Corp                                                                                         830,163
        33,000   The Japan Steel Works Ltd *                                                                         100,751
       610,000   Toa Nenryo Kogyo (KK)                                                                             9,156,073
       574,000   Tobu Railway Co                                                                                   3,469,730
        75,000   Toei Company (a)                                                                                    497,779
         9,080   Toho Co                                                                                           1,418,533
        96,000   Tokyo Broadcasting System Inc                                                                     1,538,980
        85,000   Tokyo Dome Corp                                                                                   1,414,714
       305,000   Tokyo Electric Co Ltd *                                                                           1,417,011
       162,000   Tokyo Tatemono Ltd                                                                                  760,913
       153,000   Tokyotokeiba Co                                                                                     607,719
       605,000   Tokyu Construction Co Ltd (a)                                                                     3,181,447
       734,000   Tokyu Corp                                                                                        5,171,389
       177,000   Tokyu Department Store Co Ltd                                                                     1,140,420
       326,000   Tokyu Land Corp                                                                                   1,697,657
       425,000   Toppan Printing Co Ltd                                                                            5,815,081
       123,000   Toshiba Tungaloy Co Ltd (a) *                                                                       778,680
        43,000   Tostem Corp                                                                                       1,343,544
        64,000   Toto (a)                                                                                            934,497
        43,000   Toyo Engineering Corp                                                                               267,831
         9,000   Toyo Exterior Co                                                                                    197,580
       251,000   Toyo Ink Manufacturing Co Ltd                                                                     1,419,860
       116,000   Toyo Trust & Banking Co Ltd (a)                                                                     971,256
       165,000   Toyota Motor Corp                                                                                 3,268,494
        38,000   Tsumura and Co (a)                                                                                  667,381
        18,000   Unicharm                                                                                            369,429
       166,000   Victor Co of Japan Ltd *                                                                          2,050,952
       243,000   Wacoal Corp                                                                                       2,878,236
       138,000   Yakult Honsha Co Ltd                                                                              1,902,282
       110,000   Yamaguchi Bank Ltd                                                                                1,909,430
        47,000   Yamaha Corp                                                                                         623,883
     1,245,000   Yamaichi Securities Co Ltd                                                                        7,996,171
       100,000   Yamanouchi Pharmaceutical Co Ltd                                                                  2,113,647
       247,200   Yamato Transport Co  (a)                                                                          2,574,606
        21,000   Yamazaki Baking Co Ltd                                                                              373,105
       265,000   Yasuda Trust and Banking Co Ltd (a)                                                               1,720,937
        76,000   Yokogawa Bridge Corp                                                                              1,078,675
       117,000   Yokogawa Electric Corp                                                                            1,099,096
        43,000   Yoshitomi Pharmaceutical                                                                            373,207
                                                                                                                 626,528,967
                 MALAYSIA - 0.4%
     2,090,000   Amcol Holdings Ltd                                                                                5,679,268
        68,000   DMIB Berhad                                                                                          70,862
     4,489,000   Faber Group Berhad *                                                                              4,318,076
       194,000   Golden Hope Plantations Berhad                                                                      325,018
       238,000   Highlands and Lowlands Berhad                                                                       419,719
       326,000   Idris Hydraulic Berhad *                                                                            444,249
       824,000   Kuala Lumpur Kepong Berhad (a)                                                                    2,482,731
       164,000   Malaysia Mining Berhad                                                                              266,870
       124,000   Malaysian United Industries                                                                         225,635
        47,000   Perlis Plantations                                                                                  154,469
       117,000   Selangor Properties                                                                                 122,862
                                                                                                                  14,509,759
                 NETHERLANDS - 0.0%
        35,175   Stockland Trust Group                                                                                77,538

                 NEW ZEALAND - 0.7%
       814,641   Air New Zealand Ltd Class B                                                                       2,699,911
        84,517   Carter Holt Harvey Ltd                                                                              192,232
        27,250   Ceramco Corp Ltd                                                                                     38,250
       676,200   DB Group Ltd *                                                                                      377,908
       182,481   Fisher and Paykel Industries Ltd                                                                    557,351
     5,224,838   Fletcher Challenge Ltd                                                                           14,192,606
     2,132,561   Lion Nathan Ltd                                                                                   4,420,844
    34,331,360   Tasman Properties Ltd *                                                                             513,135
       153,850   Telecom Corp of New Zealand                                                                         609,874
        54,000   Wilson and Horton Ltd                                                                               314,072
                                                                                                                  23,916,183
                 NORWAY - 2.5%
        82,700   Aker AS Class A                                                                                   1,075,930
        62,000   Aker AS Class B (Non-Voting)                                                                        792,132
       274,490   Bergesen d y AS Class A                                                                           6,586,267
       118,570   Bergesen d y AS Class B                                                                           2,881,984
        78,250   Det Norske Luftfartsselskab AS Class B                                                            3,901,453
       115,900   Dyno Industrier AS                                                                                2,419,805
       178,550   Elkem AS Class A                                                                                  2,169,934
       195,199   Hafslund Nycomed AS Class A                                                                       4,714,128
       263,694   Hafslund Nycomed AS Class B                                                                       6,245,050
        91,040   Kvaerner Industrier                                                                               3,546,209
       198,820   Leif Hoegh and Co AS                                                                              3,066,813
       792,440   Norsk Hydro AS                                                                                   33,460,142
        54,300   Norske Skogindustrier AS Series A                                                                 1,704,775
         3,800   Norske Skogindustrier AS Series B                                                                   113,678
       117,340   Orkla AS Class A                                                                                  5,484,783
        42,450   Orkla-Borregaard AS Series B (Non Voting)                                                         1,878,400
       193,110   Unitor AS                                                                                         2,722,986
       272,571   Vard AS Class A *                                                                                   307,900
        63,100   Vital Forsikring AS Series A                                                                      1,042,143
                                                                                                                  84,114,512
                 SINGAPORE - 3.5%
     2,594,000   Chuan Hup Holdings Ltd                                                                            2,538,303
     3,717,000   DBS Land Ltd                                                                                     10,676,072
     3,941,000   Faber Group Berhad (a) *                                                                          3,828,638
        54,000   Far East Levingston Shipbuilding Ltd                                                                237,592
     1,044,500   First Capital Corp Ltd                                                                            3,000,042
     1,224,400   Fraser and Neave Ltd                                                                             13,877,395
        38,000   Golden Hope Plantations Berhad (a)                                                                   63,935
        67,000   Goodman Fielder Asia Holdings Ltd                                                                   114,615
     3,316,000   Hai Sun Hup Group Ltd                                                                             2,357,733
     1,417,200   Haw Par Brothers International Ltd                                                                2,893,263
       848,000   Highlands and Lowlands Berhad (a)                                                                 1,474,523
     2,421,000   Hotel Properties Ltd                                                                              3,902,914
       554,000   Inchcape Berhad                                                                                   1,817,416
     1,854,273   Jardine Matheson                                                                                 13,350,766
     5,720,168   Jardine Strategic                                                                                17,961,328
       625,000   Jurong Shipyard Ltd                                                                               4,355,861
     1,426,000   Lum Chang Holdings Ltd                                                                            1,294,995
       524,000   Malaysia Mining Berhad (a)                                                                          848,434
       360,000   Marco Polo Developments Ltd                                                                         443,506
       444,000   Metro Holdings                                                                                    1,984,794
     4,426,000   Neptune Orient Lines Ltd                                                                          5,390,341
       267,000   Prima Ltd                                                                                         1,024,393
       439,000   Robinson and Co Ltd                                                                               1,730,658
       283,000   Shangri-La Hotel Ltd                                                                              1,006,089
       336,000   Singapore Land Ltd                                                                                1,892,291
     2,388,000   Straits Trading Co Ltd                                                                            5,480,380
       425,000   Times Publishing Ltd                                                                                987,328
     9,366,000   United Industrial Corp Ltd                                                                        8,571,489
     1,456,000   United Overseas Land Ltd                                                                          2,552,228
       597,000   Wearne Brothers Ltd                                                                               1,395,312
                                                                                                                 117,052,634
                 SPAIN - 4.5%
       377,928   Argentaria Corporacion Bancaria de Espana SA                                                     14,427,360
        87,124   Asland SA                                                                                         1,506,745
        49,743   Asturiana del Zinc SA *                                                                             527,261
       146,568   Autopistas Cesa (Registered)                                                                      1,413,406
         9,936   Autopistas Conces  *                                                                                 93,756
       253,096   Autopistas del Mare Nostrum SA                                                                    2,944,967
        21,370   Azucarera de Espana SA                                                                              608,016
       693,149   Banco Bilbao Vizcaya SA                                                                          20,964,315
       321,204   Banco Central Hispanoamericano SA                                                                 6,694,142
        37,199   Banco Exterior de Espana Namen                                                                      901,254
        33,600   Banco Zaragozano SA *                                                                               527,531
        38,027   Bankinter SA                                                                                      3,303,398
         2,000   Bodegas Y Bebidas SA                                                                                 55,788
        21,186   Cristaleria Espanola SA *                                                                         1,401,423
         5,290   Cubiertas y MZOV SA                                                                                 328,003
       456,305   Dragados y Construcciones SA                                                                      7,291,416
       123,073   Ebro Agricolas Compania de Alimentacion SA                                                        1,255,495
        81,628   Empresa Nacional de Celulosa SA *                                                                 2,085,016
        92,815   Empresa Nacional de Electricidad SA                                                               4,815,501
       497,525   Ercros SA *                                                                                         535,292
        19,835   Fabricacion de Automoviles Renault de Espana SA                                                     616,509
     2,463,426   FENOSA SA                                                                                        11,426,279
         1,050   Fomento Construcciones y Contratas SA                                                                86,862
     1,840,907   Fuerzas Electricas de Cataluna SA                                                                11,693,176
        61,186   Grupo Duro Felguera SA *                                                                            266,736
        28,400   Hornos Ibericos Alba SA                                                                             339,509
       172,983   Huarte SA                                                                                         1,516,486
     1,537,580   Iberdrola SA                                                                                     11,800,660
         1,550   Koipe SA                                                                                             91,413
        24,248   Prosegur Cia SA                                                                                     597,141
       296,257   Repsol SA                                                                                         9,290,854
       257,110   Sarrio SA *                                                                                       1,292,976
     1,998,064   Sevillana de Electricidad                                                                        12,659,566
       178,126   Tabacalera S Namen-Akt.                                                                           6,572,803
       114,301   Tableros Defibras Series B                                                                        1,389,192
         8,400   Telefonica de Espana  ADR                                                                           341,250
        43,312   Telefonica de Espana SA                                                                             586,813
       397,275   Uralita SA                                                                                        4,400,969
       115,306   Vallehermoso SA                                                                                   2,035,485
                                                                                                                 148,684,764
                 SWEDEN - 0.7%
        80,040   AGA AB Series A                                                                                     963,834
        15,000   AGA AB Series B                                                                                     179,602
        90,100   Bilspedition AB Series B *                                                                          320,561
         7,000   Celsius Industrier AB Class B                                                                       100,098
        67,920   Electrolux AB Series B                                                                            2,960,191
        11,900   Esselte AB Series A                                                                                 153,069
        23,000   Esselte AB Series B                                                                                 292,700
       119,191   Fastighets AB (Hufvudstaden) Series A                                                               650,772
        35,900   Hennes and Mauritz AB Series B                                                                    2,127,135
        97,720   Marieberg Tidnings AB Series A                                                                    2,005,799
        12,300   Mo Och Domsjoe AB Series B                                                                          706,915
        21,300   Pharmacia AB Class A                                                                                581,480
         8,000   Pharmacia AB Class B                                                                                216,754
        27,875   Sandvik AB Class B                                                                                  532,110
        22,000   Skandia Group Foersaekrings AB                                                                      451,572
       562,660   Skandinaviska Enskilda Banken Series A                                                            2,910,385
        24,200   Skandinaviska Enskilda Banken Series C *                                                            114,248
       139,940   Skanska AB Series B                                                                               3,513,910
        47,720   SKF AB Class B                                                                                      966,440
        16,000   Stora Kopparberg Bergslags Series B                                                                 199,239
       168,600   Svenska Handelsbanken Series A                                                                    2,630,117
        19,800   Svenska Handelsbanken Series B                                                                      295,328
        28,800   Trelleborg AB                                                                                       313,309
                                                                                                                  23,185,568
                 SWITZERLAND - 4.6%
         2,875   Adia SA *                                                                                           509,524
           350   Baer Holdings AG                                                                                    365,217
         3,420   Baloise Holdings                                                                                  6,825,839
         1,288   Banque Cantonale Vaudoise                                                                           632,533
         1,345   Bobst SA (Bearer)                                                                                 2,088,509
         1,530   Bobst SA (Registered)                                                                             1,051,677
         2,775   CIBA-GEIGY AG (Bearer)                                                                            1,964,907
       210,286   CS Holdings (Registered)                                                                         17,197,302
           890   Danzas Holding AG                                                                                   707,578
         3,635   Elektrowatt AG                                                                                    1,059,644
           410   Fischer (George) AG (Bearer)                                                                        517,805
           350   Fischer (George) AG (Registered)                                                                     84,058
           850   Forbo Holdings AG (Registered)                                                                      366,749
           700   Helvetia Schweizerische Versicherungsgesellschaft                                                   339,130
           254   Hero AG (Bearer)                                                                                    117,797
         4,650   Hilti AG, Schaan (Participating Certificate)                                                      3,927,950
         3,650   Holderbank Financiere Glarus AG (Bearer)                                                          2,856,522
        16,370   Holderbank Financiere Glarus AG (Registered)                                                      2,548,704
        36,230   Holderbank Warrants 12/20/95 *                                                                       45,006
           595   Interdiscount Holding SA (Bearer)                                                                   633,188
           770   Interdiscount Holding SA (Participating Certificate)                                                 80,348
         1,675   Intershop Holding AG                                                                                810,104
           460   Kuoni Reisen Holdings AG (Registered)                                                               697,143
           770   Magazine zum Globus (Registered)                                                                    484,638
         6,490   Merkur Holding AG                                                                                 1,564,050
         2,340   Pargesa Holding SA                                                                                2,839,006
         1,100   Sandoz AG Basel (Bearer)                                                                            803,478
           650   Saurer Group Holdings                                                                               209,938
           110   Schindler Holding AG (Bearer) (a)                                                                   601,242
         1,540   Schindler Holding AG (Participating Certificate)                                                  1,249,855
         1,485   Schindler Holding AG (Registered)                                                                 1,254,410
         4,450   Schweizerische Rueckversicherungsgesellschaft (Bearer)                                            3,596,853
           235   Schweizerische Rueckversicherungsgesellschaft (Registered)                                          189,946
           700   SGS Holdings (Registered)                                                                           227,246
         1,843   Sika Finanz AG                                                                                      506,730
         3,200   Sika Finanz AG (Registered)                                                                         151,056
         4,034   SMH AG (Bearer)                                                                                   2,722,741
        17,050   SMH AG (Registered)                                                                               2,442,774
         2,142   Sulzer Gebrueder AG                                                                               1,192,070
        32,664   Swiss Bank Corp (Bearer)                                                                         11,090,882
        37,768   Swiss Bank Corp (Registered)                                                                      6,435,417
        22,863   Union Bank of Switzerland (Bearer)                                                               20,354,224
         2,768   Union Bank of Switzerland (Registered)                                                              538,700
        19,735   Winterthur Insurance (Registered)                                                                11,702,079
         6,540   Winterthur Schweizerische Versicherungs-Gesellschaft                                              3,980,870
       129,625   Zurich Vericher Namen (Registered)                                                               33,063,768
                                                                                                                 152,629,207
                 UNITED KINGDOM - 19.7%
         4,650   Allied Domecq Plc                                                                                    36,248
       374,401   AMEC Plc                                                                                            359,742
        68,764   Amersham International                                                                            1,136,804
       729,579   Amstrad Plc                                                                                       2,951,037
        33,785   Anglian Water Plc                                                                                   282,735
     4,580,591   Argyll Group                                                                                     24,987,688
    20,674,166   ASDA Group Plc                                                                                   34,763,190
        75,400   Associated British Foods                                                                            838,992
     1,830,640   Bass Plc                                                                                         18,355,623
     2,177,993   BAT Industries Plc                                                                               16,977,993
       363,381   Berisford International Plc                                                                       1,027,749
       567,754   Boots Co Plc                                                                                      4,953,709
     2,567,836   British Aerospace Plc                                                                            26,224,945
       266,823   British Land Co Plc                                                                               1,649,902
     9,210,408   British Petroleum Co Plc                                                                         68,942,637
         1,500   British Petroleum Co Plc ADR                                                                        135,188
     1,112,696   British Steel Plc                                                                                 3,103,923
     2,367,697   BTR                                                                                              12,512,451
       440,892   Bunzl Plc                                                                                         1,397,293
     6,987,754   Burton Group Plc                                                                                 11,045,863
        55,007   Carlton Communications                                                                              886,570
       117,848   Charter Plc (Registered)                                                                          1,714,943
       297,507   Cobham Group Plc                                                                                  1,936,459
       488,231   Costain Group  *                                                                                    786,902
       566,443   Dixons Group Plc                                                                                  2,962,729
        11,828   East Midland Electric Plc                                                                           145,361
       638,148   English China Clays Plc                                                                           3,748,198
        27,925   First Leisure Plc                                                                                   143,246
     1,371,958   Fisons                                                                                            5,443,054
     2,646,690   Forte Plc                                                                                        10,541,395
     2,563,988   General Electric Co Plc                                                                          12,357,718
     7,802,945   Glaxo Wellcome Plc                                                                               92,478,318
     1,344,972   Grand Metropolitan Plc                                                                            8,504,236
     1,146,370   Great Portland Estates Plc                                                                        3,073,497
       874,339   Great Universal Stores Plc                                                                        8,279,097
       231,335   Greenalls Group Plc                                                                               1,794,351
       384,098   Greycoat Plc                                                                                        845,264
     1,833,766   Hammerson Property Investment and Development Corp Plc                                           10,117,094
       425,277   Hillsdown Holdings Plc                                                                            1,258,830
       480,436   Imperial Chemical Industries Plc                                                                  5,710,745
     2,151,478   Ladbroke Group Plc                                                                                5,568,206
       288,905   Laing (John) Plc Class A                                                                          1,002,917
     4,676,108   Lasmo Plc                                                                                        12,826,840
         7,555   Lex Service Plc                                                                                      36,998
        48,136   Lex Service Plc (Ordinary)                                                                          240,208
       223,540   London Electricity Plc                                                                            2,916,952
     1,134,215   London International Group Plc                                                                    2,249,921
     4,500,297   Lonrho Plc                                                                                       11,298,430
     1,623,499   Marks & Spencer Plc                                                                              10,944,683
       185,141   Meyer International Plc                                                                           1,004,229
       141,052   Midland Electricity                                                                               1,868,991
     1,101,499   National Power Plc                                                                                8,962,007
       442,952   Norcros Plc                                                                                         597,225
        20,959   Northern Electric Plc                                                                               300,451
       565,230   Northern Foods Plc                                                                                1,699,373
        20,534   Northumbrian Water Group Plc                                                                        289,586
       187,003   NORWEB Plc                                                                                        2,512,636
       219,164   Ocean Group Plc                                                                                   1,127,637
     1,433,394   Peninsular and Oriental Steam Navigation Co                                                      12,339,897
     1,789,865   Pilkington Plc                                                                                    5,852,813
       991,053   Powergen Plc                                                                                      8,981,089
       464,432   Reckitt & Colman Plc                                                                              4,786,363
       554,266   Redland Plc                                                                                       3,341,410
     1,155,868   Sainsbury Plc                                                                                     8,304,949
       126,439   Scottish & Newcastle Plc                                                                          1,163,937
        17,005   Scottish & Newcastle (Participating Certificte)                                                      81,696
       110,686   Securicor Group Plc                                                                               1,878,316
     2,078,057   Signet Group Plc *                                                                                  466,968
       775,765   Simon Engineering Plc *                                                                           1,142,130
       413,091   Slough Estates Plc                                                                                1,414,816
     3,212,212   Smith & Nephew Plc                                                                                9,533,116
     3,225,076   Smithkline Beecham Plc Class A                                                                   29,938,406
     3,916,066   Smithkline Beecham Plc Equity Units                                                              34,243,919
         6,986   South West Water Plc                                                                                 54,349
        34,092   Southern Water Plc                                                                                  368,782
        76,621   Suter Plc                                                                                           229,175
     7,330,168   Tarmac Plc                                                                                       11,587,133
     3,212,421   Taylor Woodrow Plc                                                                                5,725,220
     2,307,866   Tesco                                                                                            11,695,539
       135,767   Thorn Emi                                                                                         3,109,786
     3,436,987   Trafalgar House Plc                                                                               2,024,060
       318,252   Unigate Plc                                                                                       2,046,827
       733,718   Unilever Plc                                                                                     13,815,523
       723,433   United Biscuits Holdings Plc                                                                      3,060,715
       735,273   Whitbread Plc Class A (Limited Voting)                                                            7,007,863
       266,675   Wilson (Connolly) Holdings Plc                                                                      661,248
       988,519   Wimpey (George) Plc                                                                               1,623,876
        28,111   Wolseley                                                                                            164,240
                                                                                                                 656,503,170

                 TOTAL STOCK AND EQUIVALENTS (Cost $2,669,278,662)                                             2,878,570,879

Par Value        SHORT-TERM INVESTMENTS - 9.0%
                 UNITED STATES - 9.0%
 $ 124,900,000   First National Bank of Chicago Time Deposit, 5.81% due 9/1/95                                   124,900,000
   128,382,434   The Prime Portfolio of Short-Term Investments Co                                                128,382,434
    47,300,000   U.S. Treasury Bill, 5.26% due 02/08/96 (b)                                                       46,175,311
                                                                                                                 299,457,745

                 TOTAL SHORT-TERM INVESTMENTS (Cost $298,443,727)                                                299,457,745

                 TOTAL INVESTMENTS - 95.6%
                 (Cost $2,967,722,389) * *                                                                     3,178,028,624

                 Other Assets and Liabilities (net) -  4.4%                                                      147,996,489

                 TOTAL NET ASSETS - 100.0%                                                   $                 3,326,025,113


                 Notes to the Schedule of Investments:

                 ADR American Depositary Receipt

                (a)     All or a portion of this security is on loan.

                (b)     This security is held as collateral for open futures contracts.

                (c)     Restricted security - This security is restricted as to resale. At
                        August 31, 1995, restricted securities amounted to 102,294.

                (d)     Security valued by management (Note 1).

                 *      Non-income producing security.

                **      The  aggregate   identified   cost  for  federal  income  tax  purposes  is
                        $2,967,722,389, resulting in gross unrealized appreciation and depreciation
                        of  $356,820,684  and  $146,514,449,   respectively,   and  net  unrealized
                        appreciation of $210,306,235.



               See accompanying notes to the financial statements.

At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:

                                                                            PERCENTAGE OF
INDUSTRY SECTOR                                                               NET ASSETS
Banking                                                                          12.4 %
Services                                                                          9.8
Health Care                                                                       6.4
Oil and Gas                                                                       6.2
Retail Trade                                                                      5.3
Construction                                                                      5.3
Transportation                                                                    5.0
Chemicals                                                                         3.5
Real Estate                                                                       3.4
Utilities                                                                         3.4
Food and Beverage                                                                 3.1
Technology                                                                        2.9
Metals and Mining                                                                 2.6
Consumer Goods                                                                    2.5
Machinery                                                                         2.3
Insurance                                                                         2.3
Automotive                                                                        2.2
Telecommunications                                                                1.7
Paper and Allied Products                                                         1.2
Aerospace                                                                         1.1
Electric                                                                          0.9
Financial Services                                                                0.9
Pharmaceuticals                                                                   0.9
Textiles                                                                          0.8
Miscellaneous                                                                     0.3
Primary Processing                                                                0.2
                                                                                 86.6 %



              See accompanying notes to the financial statements.



GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995


ASSETS:
                 Investments, at value (cost $2,669,278,662) (Note 1)                                     $           2,878,570,879
                 Short-term investments, at value (cost $298,443,727)  (Note 1)                                         299,457,745
                 Foreign currency, at value (cost $295,007,738) (Note 1)                                                274,997,527
                 Cash                                                                                                        58,964
                 Receivable for Fund shares sold                                                                         89,007,654
                 Receivable for investments sold                                                                         20,488,644
                 Dividends and interest receivable                                                                        3,797,455
                 Foreign withholding taxes receivable                                                                     4,934,455
                 Receivable for open forward foreign currency contracts (Note 5)                                         13,869,351
                 Receivable for variation margin on open futures contracts                                                  772,080
                 Receivable for expenses waived or borne by Manager (Note 2)                                                397,250

                                   Total assets                                                                       3,586,352,004


LIABILITIES:
                 Payable upon return of securities loaned (Note 1)                                                      128,382,434
                 Payable for investments purchased                                                                      106,205,654
                 Payable for open forward foreign currency contracts (Note 5)                                            19,371,359
                 Payable for Fund shares repurchased                                                                      3,808,273
                 Payable to affiliate for management fee                                                                  2,051,986
                 Accrued expenses                                                                                           507,185

                                   Total liabilities                                                                    260,326,891

NET ASSETS (equivalent to $23.65 per share based
      on 140,653,201 shares outstanding, unlimited shares authorized)                                     $           3,326,025,113


NET ASSETS CONSIST OF:
                 Paid-in capital                                                                          $           3,040,520,339
                 Accumulated undistributed net investment income                                                         38,912,911
                 Accumulated undistributed net realized gain                                                             43,084,700
                 Net unrealized appreciation                                                                            203,507,163

                                   NET ASSETS                                                             $           3,326,025,113

               See accompanying notes to the financial statements.


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
                Dividends (net of foreign tax expense of $5,809,542)                           $             48,619,227
                Interest (including securities lending income of $371,027)                                    4,003,560
                            Total income                                                                     52,622,787
EXPENSES:
                Management fee (Note 2)                                                                      11,237,128
                Custodian fees                                                                                1,181,496
                Legal fees                                                                                       50,550
                Stamp duties and transfer taxes                                                                  37,000
                Audit fees                                                                                       36,196
                Insurance                                                                                        15,108
                Transfer agent fees                                                                              13,800
                Registration fees                                                                                 7,480
                Trustee fee (Note 2)                                                                              6,354
                Miscellaneous                                                                                     1,010

                            Total expenses                                                                   12,586,122

                            Less:  expenses waived or borne by Manager (Note 2)                              (2,119,656)

                            Net expenses                                                                     10,466,466

                                       Net investment income                                                 42,156,321

REALIZED AND UNREALIZED GAIN (LOSS):
                            Net realized gain (loss)on:
                                       Investments                                                           30,000,234
                                       Closed futures contracts                                              15,208,471
                                       Foreign currency, forward contracts and foreign
                                          currency related transactions                                     (17,349,672)
                                          Net realized gain                                                  27,859,033

                            Change in net unrealized appreciation (depreciation)on:
                                       Investments                                                          160,922,429
                                       Open futures contracts                                                17,749,841
                                       Foreign currency, forward contracts and foreign
                                          currency related transactions                                     (12,875,967)
                                          Net unrealized gain                                               165,796,303
                            Net realized and unrealized gain                                                193,655,336
Net increase in net assets resulting from  operations                                           $           235,811,657

               See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS ENDED
                                                                                       AUGUST 31, 1995           YEAR ENDED
                                                                                         (UNAUDITED)         FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
                Net investment income                                         $             42,156,321      $       39,517,111
                Net realized gain                                                           27,859,033             238,738,544
                Change in net unrealized appreciation (depreciation)                       165,796,303            (424,074,855)

                Net increase (decrease) in net assets resulting from
                   operations                                                              235,811,657            (145,819,200)

Distributions to shareholders from:
                Net investment income                                                       (3,243,410)            (38,432,195)
                Net realized gains                                                         (85,496,279)           (172,566,881)
                                                                                           (88,739,689)           (210,999,076)

Fund share transactions:  (Note 4)
                Proceeds from sale of shares                                               719,584,951           1,196,755,657
                Net asset value of shares issued to shareholders
                  in payment of distributions declared                                      84,353,988             191,594,151
                Cost of shares repurchased                                                (216,631,646)           (726,316,370)

                Net increase in net assets resulting
                  from Fund share transactions                                             587,307,293             662,033,438

                Total increase in net assets                                               734,379,261             305,215,162

NET ASSETS:
                Beginning of period                                                      2,591,645,852           2,286,430,690

                End of period (including accumulated undistributed
                  net investment income of $38,912,911 and
                  $0, respectively)                                           $          3,326,025,113  $        2,591,645,852

               See accompanying notes to the financial statements.



GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTH ENDED
                                            AUGUST 31,1995               YEAR ENDED FEBRUARY 28/29,
                                             (UNAUDITED)     1995       1994       1993        1992        1991

Net asset value, beginning of period         $    22.32 $     25.56 $    18.51 $     18.80 $    18.73 $       18.79

Income (loss) from investment operations:
  Net investment income (a)                        0.30        0.27       0.29        0.29       0.29          0.55
  Net realized and unrealized gain (loss)
   on investments                                  1.72       (1.57)      7.44       (0.04)      0.22          0.69

    Total from investment operations               2.02       (1.30)      7.73        0.25       0.51          1.24

Less distributions to shareholders:
  From net investment income                      (0.03)      (0.35)     (0.27)      (0.20)     (0.28)        (0.54)
  From net realized gains                         (0.66)      (1.59)     (0.41)      (0.34)     (0.16)        (0.76)

    Total distributions                           (0.69)      (1.94)     (0.68)      (0.54)     (0.44)        (1.30)

Net asset value, end of period               $    23.65 $     22.32 $    25.56 $     18.51 $    18.80 $       18.73

Total Return (b)                                   9.05%    (5.31%)      42.10%       1.43%      2.84%         7.44%


Ratios/Supplemental Data:

  Net assets, end of period (000's)       $   3,326,025  $2,591,646 $    2,286,431 $ 918,332  $ 414,341 $    173,792
  Net expenses to average
        daily net assets (a)                       0.70%*      0.70%          0.71%(c)  0.70%      0.70%        0.78%
  Net investment income to average
        daily net assets (a)                       2.81%*      1.48%          1.48%     2.36%      2.36%        3.32%
  Portfolio turnover rate                             6%         53%            23%       23%        35%        0.81%

*        Annualized
(a)      Net of fees and expenses voluntarily waived or borne by the Manager of the following
         per share amounts:                   $    0.02    $   0.03      $    0.03    $ 0.03    $  0.02    $    0.01
(b)      Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c)      Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.

               See accompanying notes to the financial statements.


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

    The GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    PORTFOLIO VALUATION
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    FUTURES CONTRACTS
    The Fund may purchase stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1995.


    FORWARD  CURRENCY  CONTRACTS
    The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under
    Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $114,152,121, collateralized by cash in the amount of $128,382,434, which was invested in short-term instruments.

    TAXES
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

    DISTRIBUTIONS TO SHAREHOLDERS
    The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

    Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    EXPENSES
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

    PURCHASES AND REDEMPTIONS OF FUND SHARES
    The premium on cash purchases of Fund shares is .75% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid in capital by the Fund. For the six months ended August 31, 1995, the Fund received $4,786,743 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

    INVESTMENT RISK
    There  are  certain  additional  risks  involved  in  investing  in  foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management and custody fees but excluding brokerage commissions and transfer taxes) exceed .69% of average daily net assets. Prior to June 27, 1995, this voluntary expense limitation was .70% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $6,354. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

    Cost  of  purchases  and  proceeds  from  sales  of  securities,   excluding
    short-term investments, for the six months ended August 31, 1995 aggregated $299,182,410 and $171,592,966, respectively.

4.   SHARE TRANSACTIONS

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                    Six Months Ended
                                                                     August 31, 1995              Year Ended
                                                                       (Unaudited)             February 28, 1995

       Shares sold                                                     30,026,350                   47,709,816
       Shares issued to shareholders in reinvestment of
         distributions                                                  3,603,331                    8,245,854
       Shares repurchased                                              (9,080,579)                 (29,287,818)

       Net increase                                                    24,549,102                   26,667,852
       Fund shares:
         Beginning of period                                          116,104,099                   89,436,247
         End of period                                                140,653,201                  116,104,099

5.     FINANCIAL INSTRUMENTS

       A summary of outstanding financial instruments at August 31, 1995 is as follows:

       FUTURES CONTRACTS

                                                                                                Net Unrealized
     Number of                                                                                   Appreciation
     Contracts              Type             Expiration Date           Contract Value           (Depreciation)
     Buys
         399               All Ords           September 1995     $         16,191,943   $            170,741
          70               DAX                September 1995               10,672,678                  1,804
         613               FT-SE 100          September 1995               82,448,872              1,109,769
       5,492               IBEX               September 1995               15,081,102                215,741
         926               TOPIX              September 1995              135,189,382             15,820,955
         679               TOPIX              December 1995                99,406,432              1,340,073
                                                                                                  18,659,083
     Sales
         213               CAC                September 1995               15,954,424                440,787
         651               Hang Seng          September 1995               38,411,607               (379,273)
                                                                                         $            61,514

    At August 31, 1995 the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

     FORWARD CURRENCY CONTRACTS

                                                                                                 Net Unrealized
       SETTLEMENT                                     UNITS OF          IN EXCHANGE FOR           APPRECIATION
                               DELIVER                CURRENCY         (IN U.S. DOLLARS)         (DEPRECIATION)
          DATE
          BUYS
         9/6/95          Australian Dollars            770,454                 554,741       $       25,070
         9/6/95          British Pounds              1,666,933               2,622,758              (40,122)
         3/6/96          French Francs               3,200,835                 635,454               (1,726)
         3/6/96          German Deutsche Marks       1,015,489                 713,149              (16,662)
         9/6/95          Hong Kong Dollar            4,702,009                 592,915               14,455
         11/1/95         Japanese Yen            6,523,139,000             140,197,715          (17,351,045)
         11/6/95         Norwegian Krone           391,700,000              62,823,782           (1,745,677)
         10/5/95         Swedish Krona             318,400,000              43,648,128             (216,127)
                                                                                             $  (19,331,834)
          Sales
          2/1/96         British Pounds             90,300,000             143,200,665       $     1,671,128
         12/1/95         German Deutsche Marks     226,450,000             160,122,987             5,380,606
         10/2/95         Swiss Francs               23,600,000              21,255,517             1,659,070
                                                                                             $     8,710,804
         FORWARD CROSS CURRENCY CONTRACTS

      Settlement                                                                                    Net
         Date            Deliver/Receive              Units                       In             Unrealized
                                                       of                       Exchange         Appreciation
                                                     Currency                     for
        9/6/95      Australian Dollars/
                    Japanese Yen                  AUD   5,718,522          JPY    393,491,483      $ 554,743
        9/6/95      British Pounds/
                    Japanese Yen                  GBP  13,179,516          JPY  1,967,438,121      2,622,758
        3/6/96      German Deutsche Marks/
                    Japanese Yen                  DEM  13,028,511          JPY    830,697,864        713,151
        3/6/96      French Francs/
                    Japanese Yen                  FRF  43,867,178          JPY    786,977,178        635,455
        9/6/95      Hong Kong Dollars/
                    Japanese Yen                  HKD  32,349,920          JPY    393,491,483        592,915
                                                                                                $  5,119,022


GMO CURRENCY HEDGED  INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995


GMO CURRENCY HEDGED  INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

     SHARES             DESCRIPTION                                                                                     VALUE ($)

                        STOCK AND EQUIVALENTS - 50.2%
                        AUSTRALIA - 2.9%
           6,463        Ampolex Ltd                                                                                          15,327
         144,970        Australia and New Zealand Banking Group Ltd                                                         589,360
         102,862        Boral Ltd                                                                                           262,520
           4,509        Burns Philp & Co Ltd                                                                                  9,607
         101,092        Coles Myer Ltd                                                                                       28,022
           6,432        Commonwealth Bank of Australia                                                                       47,600
         110,262        CSR Ltd                                                                                             390,150
           2,342        Email Ltd                                                                                             6,259
         443,848        Fosters Brewing Group Ltd                                                                           414,347
          56,489        Goodman Fielder Ltd                                                                                  51,459
           4,137        Hardie (James) Industries Ltd                                                                         7,132
           9,527        Mim Holdings Ltd                                                                                     13,628
         179,973        News Corp Ltd                                                                                     1,035,164
          90,561        News Corp Ltd  Preferred 1.19%                                                                      467,707
          20,664        North Ltd                                                                                            58,338
           6,737        Pacific Dunlop Ltd                                                                                   15,926
          11,534        Pasminco Ltd *                                                                                       14,675
         204,352        Pioneer International Ltd                                                                           532,308
          51,979        QCT Resources Ltd                                                                                    63,394
           2,130        Renison Goldfields Consolidated                                                                       8,900
          65,535        Santos Ltd                                                                                          173,176
           4,031        Schroders Property  *                                                                                 6,246
          42,744        Schroders Property Fund                                                                              69,187
           1,381        Smith (Howard) Ltd                                                                                    6,612
           4,014        Southcorp Holdings Ltd                                                                                8,552
          24,960        Stockland Trust Group                                                                                57,313
           7,000        TNT Ltd *                                                                                             9,539
          97,479        Western Mining Corp Holdings Ltd                                                                    655,346
          26,026        Westfield Trust Units                                                                                45,849
          20,250        Westpac Banking Corp                                                                                 76,226
                                                                                                                          5,439,869
                        AUSTRIA - 0.9%
             187        Austrian Airlines *                                                                                  30,587
           1,082        Bank Austria AG (Participating Certificate)                                                          36,652
           1,099        Bau Holding AG (Non Voting)                                                                          56,480
           1,136        Brau Union AG                                                                                        63,439
           2,512        Creditanstalt-Bankverein                                                                            136,878
           1,925        Creditanstalt-Bankverein Preferred 1.65%                                                             99,117
             166        EA-Generali AG                                                                                       48,841
             877        EVN Energie-Versorgung Niederoesterreich AG                                                         114,503
             354        Lenzing AG                                                                                           31,863
             226        Leykam-Muerztaler Papier und Zellstoff AG *                                                           9,996
           2,242        OEMV AG                                                                                             213,519
             122        Oesterreichische Brau Beteiligungs AG                                                                 6,175
           3,759        Oesterreichische Elektrizitaetswirschafts AG                                                        255,032
           5,034        Oesterreichische Laenderbank AG                                                                     399,514
             998        Oesterreichische Laenderbank AG Preferred (Non Voting)                                               44,722
             934        Radex-Heraklith AG                                                                                   33,266
             262        RAS Versicherungs AG                                                                                 37,808
              51        Strabag Oesterreich AG                                                                                6,886
             338        Veitsch-Radex AG                                                                                      8,113
             393        Wienerberger Baustoffindustrie AG                                                                    92,238
                                                                                                                          1,725,629
                        BELGIUM - 0.2%
             762        Banque Bruxelles Lambert                                                                            120,938
              39        Banque Nationale de Belgique                                                                         50,280
             850        Groupe Bruxelles Lambert SA                                                                         108,599
             983        Powerfin SA                                                                                         105,094
                                                                                                                            384,911
                        CANADA - 1.0%
           1,998        Abitibi-Price Inc                                                                                    33,467
           4,995        Alberta Energy Ltd                                                                                   76,231
           2,997        Bank of Montreal                                                                                     65,819
           5,994        Bank of Nova Scotia                                                                                 130,523
           1,998        BCE Inc                                                                                              64,332
           5,994        Canadian Imperial Bank of Commerce                                                                  147,256
          10,989        Cominco Ltd                                                                                         217,817
          17,982        Domtar Inc                                                                                          169,010
           6,993        Fletcher Challenge Class A                                                                          113,882
           1,998        Gulf Canada Resources Ltd                                                                             9,111
           6,993        Imperial Oil Ltd                                                                                    250,540
          18,981        Macmillan Bloedel Ltd                                                                               250,819
           3,996        National Bank of Canada -  Montreal                                                                  33,095
             999        Noranda Forest Inc                                                                                    7,902
           1,998        Norcen Energy Resource                                                                               30,121
             999        Petro Canada                                                                                          9,854
           5,994        Royal Bank of Canada                                                                                133,312
           5,994        Teck Corp Class B                                                                                   117,136
           4,995        Toronto Dominion Bank                                                                                80,415
             999        United Dominion Inds Ltd                                                                             24,078
                                                                                                                          1,964,720
                        FINLAND - 0.3%
           3,000        Amer Group Class A                                                                                   51,103
           1,500        Cultor OY Series 1                                                                                   50,898
           3,996        Nokia Corp Class A                                                                                  273,004
           4,000        Partek AB                                                                                            55,566
             200        Stockmann AB Series B                                                                                 9,109
             200        Stockmann Series A                                                                                   10,612
           5,000        Valmet                                                                                              143,470
                                                                                                                            593,762
                        FRANCE - 3.7%
              45        Accor SA                                                                                              5,621
              92        Air Liquide                                                                                          14,661
             143        Air Liquide L Shares                                                                                 22,788
           6,183        Alcatel Alsthom Cie Generale d'Electricite SA                                                       619,340
           3,638        Axa SA                                                                                              201,291
          19,398        Banque Nationale de Paris                                                                           794,890
              76        BIS SA *                                                                                              7,056
             784        Carrefour Supermarche SA                                                                            437,202
          27,060        Compagnie de Suez SA                                                                              1,114,220
             276        Credit Foncier De France (Bearer)                                                                     7,376
           5,176        Credit Lyonnais *                                                                                   256,264
             878        Credit National                                                                                      61,181
              60        CSF Thompson Temp (Participating Certificates) *                                                      1,247
             134        Dollfus-Mieg and Cie                                                                                  6,473
             192        Elf Gabon                                                                                            29,647
           3,399        Elf Sanofi SA                                                                                       209,868
           1,388        Eridania Beghin-Say SA                                                                              204,978
           6,514        Financiere de Paribas SA                                                                            351,394
             741        FINEXTEL                                                                                             10,562
              42        Labinal SA                                                                                            6,485
           4,837        Lafarge Coppee SA                                                                                   360,992
           1,336        LVMH Moet Hennessy Louis Vuitton                                                                    240,144
           7,722        Michelin SA Class B                                                                                 334,775
             457        Parisienne de Reescompte (CPR-Cie)                                                                   32,116
           1,067        Pechiney International SA                                                                            25,579
           1,153        Pechiney International SA Preferred (without Warrants) 3.43%                                         74,637
           2,235        Pernod-Ricard                                                                                       140,210
           3,666        Peugeot SA                                                                                          484,059
              14        Salomon SA                                                                                            6,707
              70        SIMCO                                                                                                 5,640
           1,574        Societe Generale d 'Entreprise SA                                                                    42,065
           3,455        Societe Generale Paris                                                                              360,444
             664        SOVAC SA                                                                                             49,818
           4,203        SPIE Batignolles *                                                                                  173,062
          11,107        Thomson CSF                                                                                         235,267
             108        Total SA                                                                                              6,337
              90        Union Immobiliere de France                                                                           7,394
           1,443        Worms et Compagnie SA                                                                                63,416
                                                                                                                          7,052,348
                        GERMANY - 3.9%
           1,700        Bankgesellschaft Berlin AG                                                                          442,890
          10,750        Bayer AG                                                                                          2,778,220
          10,000        Bayer Vereinsbank                                                                                   271,889
           2,900        Bayerische Hypotheken-und Wechselbank AG                                                            711,110
             600        Bayerische Motorenwerke AG                                                                          333,617
           7,000        Berliner Handels- und Frankfurter Bank *                                                            180,318
             850        Berliner Kraft und Licht AG Class A                                                                 202,470
           4,450        Commerzbank AG                                                                                    1,004,873
              50        Daimler-Benz AG                                                                                      24,688
          29,600        Dresdner Bank                                                                                       782,632
             150        IKB Deutsche Industriebank AG                                                                        28,074
           1,500        Klockner-Humboldt Deutz *                                                                            10,678
              50        Kugelfischer George Schaefer AG *                                                                     7,554
             450        Porsche AG Preferred (Non Voting) *                                                                 210,705
             100        Puma AG Preferred *                                                                                  29,605
             500        Sap AG                                                                                               76,054
             500        Sap AG Preferred                                                                                     73,910
             500        Siemens AG                                                                                          254,466
              50        Volkswagen AG Preferred .79%                                                                         11,553
                                                                                                                          7,435,306
                        HONG KONG - 2.6%
          45,000        Cathay Pacific Airways Ltd                                                                           67,724
          40,000        Chinese Estates Holdings Ltd                                                                         27,128
           4,000        Cross Harbour Tunnel Co Ltd                                                                           7,854
          42,000        Dickson Concepts (International) Ltd                                                                 27,942
         228,000        Elec and Eltek International Holdings Ltd *                                                          33,283
          20,202        Goldlion Holdings Ltd                                                                                10,178
          71,000        Hang Lung Development Co Ltd                                                                        110,063
          33,000        Henderson Land Development Co Ltd                                                                   179,473
          27,000        Hong Kong and China Gas Co Ltd                                                                       42,553
          45,000        Hong Kong Ferry Co Ltd                                                                               48,250
           2,000        Hongkong Aircraft Engineering Co Ltd                                                                  4,702
           8,000        Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                      9,766
          51,000        Hongkong Electric Holdings Ltd                                                                      176,896
         324,700        Hopewell Holdings Ltd                                                                               234,895
         134,000        Hutchison Whampoa Ltd                                                                               645,679
           8,000        Jardine International Motor Holdings Ltd                                                              8,371
          18,800        Kowloon Motor Bus Co Ltd                                                                             33,272
          57,000        Kumagai Gumi Hong Kong Ltd                                                                           44,180
          40,000        Lai Sun Garment (International) Ltd                                                                  41,338
          56,000        National Mutual Asia Ltd                                                                             40,150
          61,000        New World Development Co Ltd                                                                        222,219
           5,000        Realty Development Corp Ltd Class A                                                                  14,339
         370,000        Regal International Ltd                                                                              66,916
          14,800        San Miguel Brewery Ltd                                                                                8,604
          12,000        Shun Tak Holdings Ltd                                                                                10,076
         136,000        Sino Land Co Ltd *                                                                                   94,871
          64,000        South China Morning Post Ltd                                                                         35,344
          84,000        Sun Hung Kai Properties Ltd                                                                         610,386
         185,000        Swire Pacific Ltd Class A                                                                         1,386,126
          47,000        Tai Cheung Holdings Ltd                                                                              40,680
          14,000        Television Broadcasts Ltd                                                                            51,725
         206,000        Wharf Holdings Ltd                                                                                  592,107
           4,000        Wing On International Holdings Ltd                                                                    7,131
          30,000        Winsor Industrial Corp Ltd                                                                           32,941
          32,000        World International Holdings Ltd                                                                     48,573
                                                                                                                          5,015,735
                        ITALY - 2.1%
         110,000        Alitalia Linee Aeree Italiane Class A *                                                              51,513
           2,500        Assicurazioni Generali SPA                                                                           60,155
         110,000        Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                    128,782
          18,000        Banca Commerciale Italiana SPA                                                                       42,480
         472,500        Banca di Roma *                                                                                     448,074
           2,400        Banca Popolare di Bergamo Credit                                                                     31,647
           2,500        Banca Toscana *                                                                                       5,407
         271,224        Banco di Napoli (Non Convertible) *                                                                 124,006
           6,000        Bco Ambros Veneto Di Risp (Non Convertible)                                                           8,060
          21,500        Benetton Group SPA                                                                                  227,202
          21,000        Cartiere Burgo SPA                                                                                  142,662
           5,000        Comau Finanziaria SPA                                                                                 7,394
          47,000        Edison SPA                                                                                          198,959
             250        Ericsson SPA                                                                                          4,098
         108,000        Fiat SPA                                                                                            396,957
         101,000        Fiat SPA (Non Convertible)                                                                          216,576
          84,000        Fiat SPA (Private Placement) (a)                                                                    189,698
          21,000        FIDIS SPA                                                                                            46,066
          45,518        Finmeccanica SPA *                                                                                   32,843
          27,500        Gilardini SPA                                                                                        53,207
         195,000        Industriali Riunite SPA *                                                                           141,183
          22,500        Industriali Riunite (Cie) SPA (Non Convertible) *                                                    10,273
          31,500        Istituto Bancario San Paolo                                                                         169,738
          15,750        Italcementi Fabbriche Riunite Cemento SPA                                                           110,199
           9,250        Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                          30,493
           1,000        Marzotto and Figli SPA                                                                                6,347
          55,000        Montedison SPA (Non Convertible) *                                                                   34,127
         335,000        Montedison SPA *                                                                                    249,150
          52,500        Olivetti and Co SPA *                                                                                44,416
         114,200        Parmalat Finanziaria SPA                                                                            101,260
          59,000        Pirelli and Co                                                                                       87,797
           3,900        Ratti SPA                                                                                             7,642
          11,000        Rinascente per l'Esercizio di Grandi Magazzini SPA                                                   64,865
          13,000        Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                   34,445
          10,000        Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                 31,610
           8,000        SAFFA SPA *                                                                                          27,358
           5,000        Saipem SPA                                                                                           10,937
           8,000        Sasib SPA                                                                                            37,710
          21,500        Sirti SPA                                                                                           156,458
         135,000        Snia BPD SPA *                                                                                      165,537
           2,500        STET SPA                                                                                              7,671
           3,000        Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                             10,333
           5,000        Unione Cementi Marchino Emiliane e di Augusta-Casale *                                               33,890
                                                                                                                          3,989,225
                        JAPAN - 11.2%
           2,000        Alps Electric Co Ltd                                                                                 24,710
          12,000        Amada Co Ltd                                                                                        124,981
          65,000        Aoki Corp *                                                                                         316,588
           1,400        Arabian Oil Co                                                                                       58,181
           9,000        Asahi Breweries Ltd                                                                                 103,844
           5,000        Bank of Yokohama Ltd                                                                                 39,261
           5,000        Banyu Pharmaceutical Co Ltd                                                                          55,139
          11,000        Canon Sales Co Inc                                                                                  293,154
           3,000        Chiba Bank Ltd                                                                                       28,182
             404        Chubu Electric Power Co Inc                                                                           9,405
          23,000        Cosmo Oil Co Ltd                                                                                    119,773
           9,900        CSK Corp                                                                                            295,175
           2,000        Dai Nippon Ink & Chemicals                                                                            8,863
          18,000        Dai Nippon Printing Co Ltd                                                                          284,883
          34,000        Daicel Chemical Industries Ltd                                                                      185,388
           2,000        Daiichi Seiyaku Co Ltd                                                                               27,569
           1,000        Daikin Industries Ltd                                                                                 8,710
           3,000        Daikyo Inc                                                                                           24,169
           6,000        Daiwa Bank Ltd                                                                                       49,073
           1,000        Daiwa Kosho Lease                                                                                     9,721
              79        East Japan Railway Co                                                                               375,096
           1,000        Eisai Co Ltd                                                                                         16,133
           9,000        Fuji Photo Film Co Ltd                                                                              225,149
          33,000        Fujisawa Pharmaceutical Co Ltd                                                                      330,219
           7,000        Fujita Corp                                                                                          35,595
           1,000        Fujita Kanko Inc                                                                                     21,851
          57,000        Fujitsu Ltd                                                                                         616,940
           5,000        Fukuyama Transporting Co Ltd                                                                         44,979
           2,000        Furukawa Electric Co Ltd                                                                             11,518
           7,000        Gakken Co Ltd *                                                                                      45,602
           5,000        General Sekiyu (KK)                                                                                  48,246
          22,000        Hankyu Corp                                                                                         123,551
          32,000        Haseko Corp                                                                                         147,036
           7,000        Hazama-Gumi Ltd                                                                                      31,878
           1,000        Hiroshima Bank Ltd                                                                                    5,504
           7,000        Hitachi Cable Ltd                                                                                    52,177
          73,000        Hitachi Ltd                                                                                         797,570
           2,000        Honda Motor Co Ltd                                                                                   35,534
           2,000        Hoya Corp                                                                                            57,385
           7,000        INAX Corp                                                                                            69,689
           2,000        Intec Inc                                                                                            27,569
          10,000        Itochu Corp                                                                                          62,082
          40,000        Japan Energy Co Ltd                                                                                 124,572
          25,000        Japan Synthetic Rubber Co Ltd                                                                       142,952
              33        Japan Tobacco Inc                                                                                   279,338
           4,000        Joshin Denki Co Ltd                                                                                  51,054
           5,000        Kajima Corp                                                                                          50,442
           3,000        Kamigumi Co                                                                                          27,814
           9,000        Kankaku Securities Co Ltd *                                                                          33,451
           9,000        Keihin Electric Express Railway                                                                      56,058
          16,000        Keio Teito Electric Railway Co Ltd                                                                   94,430
           5,000        Keisei Electric Railway                                                                              40,639
          40,000        Kinki Nippon Railway                                                                                328,790
          12,000        Kirin Brewery Co Ltd Com                                                                            124,981
           5,000        Kokusai Kogyo Co Ltd                                                                                 46,561
           1,000        Kokuyo Co                                                                                            21,647
          37,000        Komatsu Ltd                                                                                         304,886
           7,000        Koyo Seiko Co Ltd                                                                                    62,827
          94,000        Kumagai Gumi Co Ltd                                                                                 448,236
          18,000        Kurabo Industries Ltd                                                                                73,334
          33,000        Kureha Chemical Industry Co Ltd                                                                     145,229
           3,000        Kyowa Hakko Kogyo Co Ltd                                                                             29,132
           1,000        Lion Corp                                                                                             5,708
           5,000        Maeda Corp                                                                                           53,607
           7,000        Makino Milling Machine Co Ltd *                                                                      52,177
          25,000        Marubeni Corp                                                                                       128,146
           7,000        Marudai Food Co Ltd                                                                                  49,962
          22,000        Marui Co Ltd                                                                                        386,379
          37,000        Matsushita Electric Industrial Co Ltd                                                               578,036
          47,000        Matsushita Electric Works Ltd                                                                       484,709
           7,000        Mazda Motor Corp *                                                                                   29,019
          25,000        Minebea Co Ltd                                                                                      194,006
          36,000        Mitsubishi Electric Corp                                                                            269,444
          51,000        Mitsubishi Estate                                                                                   598,867
          26,000        Mitsubishi Gas Chemical Co Inc                                                                      108,848
         113,000        Mitsubishi Materials Corp                                                                           560,760
          16,000        Mitsubishi Oil Co                                                                                   137,071
           1,000        Mitsubishi Rayon Co                                                                                   4,146
          17,000        Mitsubishi Trust & Banking Corp                                                                     282,943
           1,000        Mitsubishi Warehouse                                                                                 15,010
          22,000        Mitsui Fudosan Co Ltd                                                                               283,045
          30,000        Mitsui Petrochemical Industries Ltd                                                                 229,744
          16,000        Mitsui Trust & Banking Co Ltd                                                                       165,007
          19,000        Nagoya Railroad Co Ltd                                                                               95,839
           8,000        Nakkai Electric Rail                                                                                 55,302
          33,000        NEC Corp                                                                                            431,306
           8,000        New Japan Securities Co Ltd *                                                                        42,069
          13,000        Nichiei Co Ltd                                                                                       54,158
          26,000        Nippon Express Co                                                                                   224,067
         183,000        Nippon Oil Co Ltd                                                                                 1,033,328
          46,000        Nippon Sheet Glass Co Ltd                                                                           208,546
           6,000        Nippon Suisan Kaisha Ltd *                                                                           27,998
          81,000        Nissan Motor Co Ltd                                                                                 620,309
          17,000        Nisshinbo Industries Inc                                                                            152,581
           2,000        Nissho Iwai Corp                                                                                      8,067
          16,000        Nitto Denko Corp                                                                                    253,229
          25,000        NSK Ltd                                                                                             168,224
          17,000        Odakyu Electric Railway                                                                             118,385
           1,000        Okamoto Industries                                                                                    6,596
          37,000        Renown Inc *                                                                                        119,008
           4,000        Ricoh Co Ltd                                                                                         39,822
           3,000        Royal Co Ltd                                                                                         39,822
           7,000        Sagami Railway                                                                                       31,378
           3,000        Sankyo Co Ltd                                                                                        66,779
          18,000        Sanyo Electric Co Ltd                                                                                99,250
           1,000        Sapporo Breweries Ltd                                                                                 9,088
           1,500        Secom Co                                                                                             98,484
           1,000        Seibu Railway Co Ltd                                                                                 43,702
          11,000        Seino Transportation Co Ltd                                                                         183,081
          11,000        Sekisui Chemical Co Ltd                                                                             138,153
          23,000        Sekisui House Ltd                                                                                   288,865
          25,000        Settsu Corp *                                                                                        77,347
           5,000        Shionogi and Co Ltd                                                                                  45,183
           5,000        Shiseido Co Ltd                                                                                      52,075
          12,000        Showa Shell Sekiyu                                                                                  105,499
           3,000        Skylark Co Ltd                                                                                       47,787
           2,000        Sony Corp                                                                                           109,052
          46,000        Sumitomo Corp                                                                                       429,305
          22,000        Sumitomo Metal Industries Ltd *                                                                      61,326
           2,000        Sumitomo Osaka Cement Co                                                                              8,026
           7,000        Sumitomo Realty and Development                                                                      51,320
          12,000        Sumitomo Trust & Banking Co Ltd                                                                     162,965
           7,000        Taisei Corp                                                                                          47,174
           2,000        Taisho Pharmaceutical Co Ltd                                                                         35,534
           9,000        Takeda Chemical Industries Ltd                                                                      121,305
          17,000        Tanabe Seiyaku Co Ltd                                                                               120,641
          98,000        Teijin Ltd                                                                                          475,315
           7,000        Teikoku Oil Co                                                                                       43,386
           1,000        Terumo Corp                                                                                           7,832
          23,000        Toa Nenryo Kogyo (KK)                                                                               345,229
          22,000        Tobu Railway Co                                                                                     132,986
             110        Toho Co                                                                                              17,185
           2,000        Tokyo Broadcasting System Inc                                                                        32,062
           2,000        Tokyo Dome Corp                                                                                      33,287
           8,000        Tokyo Electric Co Ltd *                                                                              37,168
           1,000        Tokyo Tatemono Ltd                                                                                    4,697
           1,000        Tokyotokeiba Co                                                                                       3,972
          23,000        Tokyu Construction Co Ltd                                                                           120,948
          29,000        Tokyu Corp                                                                                          204,319
           5,000        Tokyu Department Store Co Ltd                                                                        32,215
           8,000        Tokyu Land Corp                                                                                      41,660
          16,000        Toppan Printing Co Ltd                                                                              218,921
           7,000        Toyo Ink Manufacturing Co Ltd                                                                        39,598
           1,000        Toyo Trust & Banking Co Ltd                                                                           8,373
          15,000        Toyota Motor Corp                                                                                   297,136
           3,000        Victor Co of Japan Ltd *                                                                             37,065
           6,000        Wacoal Corp                                                                                          71,068
           3,000        Yakult Honsha Co Ltd                                                                                 41,354
           2,000        Yamaguchi Bank Ltd                                                                                   34,717
          50,000        Yamaichi Securities Co Ltd                                                                          321,131
          11,000        Yamanouchi Pharmaceutical Co Ltd                                                                    232,501
           6,000        Yamato Transport Co                                                                                  62,490
           7,000        Yasuda Trust and Banking Co Ltd                                                                      45,459
           1,000        Yokogawa Electric Corp                                                                                9,394
                                                                                                                         21,434,522
                        MALAYSIA - 0.3%
         118,000        Amcol Holdings Ltd                                                                                  320,648
         212,000        Faber Group Berhad *                                                                                203,928
                                                                                                                            524,576
                        NETHERLANDS - 0.0%
          381           Stockland Trust Group                                                                                   840

                        NEW ZEALAND - 0.4%
         222,562        Fletcher Challenge Ltd                                                                              604,561
          90,839        Lion Nathan Ltd                                                                                     188,311
           1,992        Telecom Corp of New Zealand                                                                           7,896
                                                                                                                            800,768
                        NORWAY - 1.5%
           2,100        Aker AS Class A                                                                                      27,321
             600        Aker AS Class B (Non-Voting)                                                                          7,666
           9,400        Bergesen d y AS Class A                                                                             225,549
           4,000        Bergesen d y AS Class B                                                                              97,225
           2,400        Det Norske Luftfartsselskab AS Class B                                                              119,661
           4,000        Dyno Industrier AS                                                                                   83,514
           4,600        Elkem AS Class A                                                                                     55,904
           6,700        Hafslund Nycomed AS Class A                                                                         161,807
           9,250        Hafslund Nycomed AS Class B                                                                         219,067
           3,100        Kvaerner Industrier                                                                                 120,752
           6,900        Leif Hoegh and Co AS                                                                                106,433
          28,000        Norsk Hydro AS                                                                                    1,182,277
           1,400        Norske Skogindustrier AS Series A                                                                    43,954
           4,000        Orkla AS Class A                                                                                    186,971
           1,100        Orkla-Borregaard AS Series B (Non Voting)                                                            48,675
           6,600        Unitor AS                                                                                            93,065
                                                                                                                          2,779,841
                        SINGAPORE - 2.2%
         149,000        Chuan Hup Holdings Ltd                                                                              145,801
         206,000        DBS Land Ltd                                                                                        591,679
          58,000        First Capital Corp Ltd                                                                              166,589
          68,000        Fraser and Neave Ltd                                                                                770,715
          70,000        Hai Sun Hup Group Ltd                                                                                49,771
          80,000        Haw Par Brothers International Ltd                                                                  163,323
         139,000        Hotel Properties Ltd                                                                                224,083
          25,000        Inchcape Berhad                                                                                      82,013
          34,000        Jurong Shipyard Ltd                                                                                 236,959
          62,000        Lum Chang Holdings Ltd                                                                               56,304
          18,000        Metro Holdings                                                                                       80,465
         255,000        Neptune Orient Lines Ltd                                                                            310,560
          11,000        Prima Ltd                                                                                            42,203
          22,000        Robinson and Co Ltd                                                                                  86,730
          11,000        Shangri-La Hotel Ltd                                                                                 39,106
          16,000        Singapore Land Ltd                                                                                   90,109
         135,000        Straits Trading Co Ltd                                                                              309,820
           7,000        Times Publishing Ltd                                                                                 16,262
         540,000        United Industrial Corp Ltd                                                                          494,192
          82,000        United Overseas Land Ltd                                                                            143,738
          25,000        Wearne Brothers Ltd                                                                                  58,430
                                                                                                                          4,158,852

                        SPAIN - 2.6%
          13,222        Argentaria Corporacion Bancaria de Espana SA                                                        504,748
           2,426        ASLAND SA                                                                                            41,956
           4,082        Autopistas Cesa (Registered)                                                                         39,364
             107        Autopistas Conces  *                                                                                  1,010
           8,854        Autopistas del Mare Nostrum SA                                                                      103,023
             230        Azucarera de Espana SA                                                                                6,544
          24,251        Banco Bilbao Vizcaya SA                                                                             733,472
          11,236        Banco Central Hispanoamericano SA                                                                   234,167
             401        Banco Exterior de Espana Namen                                                                        9,715
           1,328        Bankinter SA                                                                                        115,363
             589        Cristaleria Espanola SA *                                                                            38,962
          15,965        Dragados y Construcciones SA                                                                        255,109
           3,427        Ebro Agricolas Compania de Alimentacion SA                                                           34,960
           2,272        Empresa Nacional de Celulosa SA *                                                                    58,033
           3,245        Empresa Nacional de Electricidad SA                                                                 168,360
           5,375        Ercros SA *                                                                                           5,783
             214        Fabricacion de Automoviles Renault de Espana SA                                                       6,652
          86,197        FENOSA SA                                                                                           399,813
          64,413        Fuerzas Electricas de Cataluna SA                                                                   409,142
           4,817        Huarte SA                                                                                            42,229
          53,800        Iberdrola SA                                                                                        412,906
             262        Prosegur Cia SA                                                                                       6,452
          10,363        Repsol SA                                                                                           324,992
           7,161        Sarrio SA *                                                                                          36,012
          69,913        Sevillana de Electricidad                                                                           442,963
           6,230        Tabacalera S Namen-Akt                                                                              229,885
           2,899        Tableros Defibras Series B                                                                           35,234
             468        Telefonica de Espana SA                                                                               6,341
          13,900        Uralita SA                                                                                          153,983
           3,210        Vallehermoso SA                                                                                      56,666
                                                                                                                          4,913,839
                        SWEDEN - 0.4%
           2,550        AGA AB Series A                                                                                      30,707
           2,700        Electrolux AB Series B                                                                              117,675
           1,609        Fastighets AB (Hufvudstaden) Series A                                                                 8,785
           1,000        Hennes and Mauritz AB Series B                                                                       59,252
           2,800        Marieberg Tidnings AB Series A                                                                       57,473
             100        Mo Och Domsjoe AB Series B                                                                            5,747
          23,500        Skandinaviska Enskilda Banken Series A                                                              121,555
           5,800        Skanska AB Series B                                                                                 145,639
             600        SKF AB Class B                                                                                       12,151
           6,800        Svenska Handelsbanken Series A                                                                      106,078
                                                                                                                            665,062

                        SWITZERLAND - 2.7%
              25        Adia SA *                                                                                             4,431
             150        Baloise Holdings                                                                                    299,379
              45        Bobst SA (Bearer)                                                                                    69,876
              90        CIBA-GEIGY AG (Bearer)                                                                               63,727
           9,890        CS Holdings (Registered)                                                                            808,810
              10        Danzas Holding AG                                                                                     7,950
             125        Elektrowatt AG                                                                                       36,439
             150        Hilti AG, Schaan (Participating Certificate)                                                        126,708
             170        Holderbank Financiere Glarus AG (Bearer)                                                            133,043
             760        Holderbank Financiere Glarus AG (Registered)                                                        118,327
               5        Interdiscount Holding SA (Bearer)                                                                     5,321
              20        Intershop Holding AG                                                                                  9,673
               5        Magazine zum Globus (Registered)                                                                      3,147
             220        Merkur Holding AG                                                                                    53,019
              70        Pargesa Holding SA                                                                                   84,928
              10        Sandoz AG Basel (Bearer)                                                                              7,304
              25        Schindler Holding AG (Participating Certificate)                                                     20,290
              25        Schindler Holding AG (Registered)                                                                    21,118
             150        Schweizerische Rueckversicherungsgesellschaft (Bearer)                                              121,242
              20        Sika Finanz AG                                                                                        5,499
             186        SMH AG                                                                                              125,540
             600        SMH AG (Registered)                                                                                  85,963
              78        Sulzer Gebrueder AG                                                                                  43,409
           1,500        Swiss Bank Corp (Bearer)                                                                            509,317
           1,650        Swiss Bank Corp (Registered)                                                                        281,149
           1,065        Union Bank of Switzerland (Bearer)                                                                  948,137
              32        Union Bank of Switzerland (Registered)                                                                6,228
             915        Winterthur Insurance (Registered)                                                                   542,559
             300        Winterthur Schweizerische Versicherungs-Gesellschaft                                                182,609
           1,425        Zurich Vericher Namen (Registered)                                                                  363,478
                                                                                                                          5,088,620
                        UNITED KINGDOM - 11.3%
           1,731        Amersham International                                                                               28,617
          20,195        Amstrad Plc                                                                                          81,686
         144,427        Argyll Group                                                                                        787,867
         667,358        ASDA Group Plc                                                                                    1,122,149
             760        Associated British Foods                                                                              8,457
          59,090        Bass Plc                                                                                            592,489
         100,971        BAT Industries Plc                                                                                  787,094
           9,153        Berisford International Plc                                                                          25,887
          18,324        Boots Co Plc                                                                                        159,879
          82,887        British Aerospace Plc                                                                               846,513
           6,720        British Land Co Plc                                                                                  41,553
         296,013        British Petroleum Co Plc                                                                          2,215,745
          35,916        British Steel Plc                                                                                   100,190
          76,425        BTR                                                                                                 403,879
          11,029        Bunzl Plc                                                                                            34,954
         225,562        Burton Group Plc                                                                                    356,556
             554        Carlton Communications                                                                                8,929
           7,494        Cobham Group Plc                                                                                     48,778
          14,268        Dixons Group Plc                                                                                     74,627
          20,598        English China Clays Plc                                                                             120,984
          44,284        Fisons                                                                                              175,691
          85,433        Forte Plc                                                                                           340,268
          82,762        General Electric Co Plc                                                                             398,890
         263,175        Glaxo Wellcome Plc                                                                                3,119,076
          43,037        Grand Metropolitan Plc                                                                              272,122
          37,002        Great Portland Estates Plc                                                                           99,205
          28,220        Great Universal Stores Plc                                                                          267,215
           5,827        Greenalls Group Plc                                                                                  45,197
           3,873        Greycoat Plc                                                                                          8,523
          59,193        Hammerson Property Investment and Development Corp Plc                                              326,574
          10,561        Hillsdown Holdings Plc                                                                               31,261
          15,506        Imperial Chemical Industries Plc                                                                    184,313
          69,447        Ladbroke Group Plc                                                                                  179,735
         150,941        Lasmo Plc                                                                                           414,040
           5,630        London Electricity Plc                                                                               73,465
          28,570        London International Group Plc                                                                       56,674
         144,666        Lonrho Plc                                                                                          363,198
          52,404        Marks & Spencer Plc                                                                                 353,277
           1,827        Meyer International Plc                                                                               9,910
           3,553        Midland Electricity                                                                                  47,079
          35,554        National Power Plc                                                                                  289,274
          13,847        Northern Foods Plc                                                                                   41,631
           4,709        NORWEB Plc                                                                                           63,272
           5,520        Ocean Group Plc                                                                                      28,401
          46,268        Peninsular and Oriental Steam Navigation Co                                                         398,315
          56,899        Pilkington Plc                                                                                      186,058
          31,391        Powergen Plc                                                                                        284,471
          14,849        Reckitt & Colman Plc                                                                                153,031
          17,442        Redland Plc                                                                                         105,150
          37,309        Sainsbury Plc                                                                                       268,066
           3,184        Scottish & Newcastle Plc                                                                             29,310
           2,788        Securicor Group Plc                                                                                  47,312
          19,541        Simon Engineering Plc *                                                                              28,770
          10,405        Slough Estates Plc                                                                                   35,637
         102,639        Smith & Nephew Plc                                                                                  304,609
         104,103        Smithkline Beecham Plc Class A                                                                      966,389
         183,369        Smithkline Beecham Plc Equity Units                                                               1,603,465
         234,010        Tarmac Plc                                                                                          369,910
         103,029        Taylor Woodrow Plc                                                                                  183,620
          73,678        Tesco                                                                                               373,377
           3,721        Thorn Emi                                                                                            85,231
          86,579        Trafalgar House Plc                                                                                  50,987
           8,016        Unigate Plc                                                                                          51,555
          23,682        Unilever Plc                                                                                        445,920
          23,011        United Biscuits Holdings Plc                                                                         97,355
          23,732        Whitbread Plc Class A (Limited Voting)                                                              226,189
           2,689        Wilson (Connolly) Holdings Plc                                                                        6,668
          24,901        Wimpey (George) Plc                                                                                  40,906
                                                                                                                         21,377,425

                        TOTAL STOCK AND EQUIVALENTS (Cost $96,166,475)                                                   95,345,850

   PAR VALUE            SHORT-TERM INVESTMENTS - 4.2%

$      6,400,000        Republic Bank of New York Time Deposit, 5.81% due 9/1/95                                          6,400,000
       1,500,000        U.S. Treasury Bill, 5.26% due 02/08/96 (b)                                                        1,464,333
                                                                                                                          7,864,333

                        TOTAL SHORT-TERM INVESTMENTS (Cost $7,857,312)                                                    7,864,333

                        TOTAL INVESTMENTS - 54.4%
                        (Cost $104,023,787) * *                                                                         103,210,183

                        Other Assets and Liabilities (net) -  45.6%                                                      86,638,249

                        TOTAL NET ASSETS - 100.0%                                                    $                  189,848,432



                        NOTES TO THE SCHEDULE OF INVESTMENTS:

                        (a)     Restricted security - This security is restricted as to resale.  At
                                August 31, 1995, restricted securities amounted to $189,698.
                        (b)     This security is held as collateral for open futures contracts.

                        *       Non-income producing security.

                        **      The aggregate identified cost for federal income tax
                                purposes   is   $104,023,787   resulting   in  gross
                                unrealized    appreciation   and   depreciation   of
                                $1,344,953  and  $2,158,557,  respectively,  and net
                                unrealized depreciation of $813,604.

              See accompanying notes to the financial statements.

At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:

                                                     PERCENTAGE OF
INDUSTRY SECTOR                                        NET ASSETS
Banking                                                         7.5 %
Services                                                        5.3
Health Care                                                     3.8
Oil and Gas                                                     3.7
Construction                                                    2.9
Retail Trade                                                    2.9
Transportation                                                  2.8
Chemicals                                                       2.5
Real Estate                                                     2.2
Utilities                                                       2.0
Technology                                                      1.8
Food and Beverage                                               1.7
Automotive                                                      1.5
Metals and Mining                                               1.4
Consumer Goods                                                  1.3
Machinery                                                       1.3
Insurance                                                       1.0
Telecommunications                                              0.9
Paper and Allied Products                                       0.8
Electric                                                        0.7
Aerospace                                                       0.6
Financial Services                                              0.5
Pharmaceuticals                                                 0.4
Textiles                                                        0.4
Miscellaneous                                                   0.2
Primary Processing                                              0.1

                                                               50.2 %




              See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


ASSETS:
                   Investments, at value (cost $96,166,475) (Note 1)                              $            95,345,850
                   Short-term investments, at value, (cost $7,857,312) (Note 1)                                 7,864,333
                   Foreign currency, at value (cost $12,222) (Note 1)                                              12,319
                   Cash                                                                                            81,622
                   Receivable for Fund shares sold                                                             86,406,305
                   Dividends and interest receivable                                                               56,662
                   Foreign withholding taxes receivable                                                            10,150
                   Receivable for investments sold                                                              2,706,305
                   Receivable for open forward foreign currency contracts (Note 6)                              2,939,040
                   Receivable for variation margin on open futures contracts (Note 1)                              41,451
                   Receivable for expenses waived or borne by Manager (Note 2)                                     27,805

                              Total assets                                                                    195,491,842



LIABILITIES:
                   Payable for investments purchased                                                            5,412,610
                   Payable for open forward foreign currency contracts (Note 6)                                   142,136
                   Payable to affiliate for management fee (Note 2)                                                43,758
                   Accrued expenses                                                                                44,906

                              Total liabilities                                                                 5,643,410



     NET ASSETS        (equivalent to $10.80 per share based
                   on 17,583,602 shares outstanding, unlimited shares authorized)                 $           189,848,432

NET ASSETS CONSIST OF:
                   Paid-in capital                                                                $           187,273,305
                   Accumulated undistributed net investment income                                                 77,402
                   Accumulated undistributed net realized gain                                                    339,950
                   Net unrealized appreciation                                                                  2,157,775

                              Net assets                                                          $           189,848,432

                See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - PERIOD FROM JUNE 30, 1995 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
                Dividends (net of foreign tax expense $16,739)                                                     104,997
                Interest                                                                           $                31,665
                                   Total income                                                                    136,662

EXPENSES:
                Management fee (Note 2)                                                                             63,323
                Custodian fees                                                                                      25,783
                Audit fees                                                                                          12,390
                Transfer agent fees                                                                                  4,484
                Registration fees                                                                                    2,478
                Stamp duties and transfer taxes                                                                      1,003
                Legal fees                                                                                             649
                Insurance                                                                                              177
                Trustee fee (Note 2)                                                                                    59
                Miscellaneous                                                                                          236

                                   Total expenses                                                                  110,582

                                   Less:  expenses waived or borne by Manager (Note 2)                             (51,322)

                                   Net expenses                                                                     59,260

                                             Net investment income                                                  77,402
REALIZED AND UNREALIZED GAIN (LOSS):
                Net realized gain (loss) on:
                  Investments                                                                                        3,678
                  Closed futures contracts                                                                         344,380
                  Foreign currency, forward contracts and foreign currency
                    related transactions                                                                            (8,108)
                    Net realized gain                                                                              339,950

                Change   in   net   unrealized   appreciation (depreciation) on:
                  Investments                                                                                     (813,604)
                  Open futures contracts                                                                           175,513
                  Foreign currency, forward contracts and foreign currency
                    related transactions                                                                         2,795,866
                    Net unrealized gain                                                                          2,157,775

                Net realized and unrealized gain                                                                 2,497,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $             2,575,127


                         See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS - PERIOD FROM JUNE 30, 1995 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
                    Net investment income                                                         $                 77,402
                    Net realized gain                                                                              339,950
                    Change in net unrealized appreciation (depreciation)                                         2,157,775

                    Net increase in net assets resulting from operations                                         2,575,127

Fund share transactions:  (Note 5)
                    Proceeds from sale of shares                                                               187,273,305
                    Net asset value of shares issued to shareholders
                      in payment of distributions declared                                                          -
                    Cost of shares repurchased                                                                      -

                    Net increase in net assets resulting
                      from Fund share transactions                                                             187,273,305

                    Total increase in net assets                                                               189,848,432

NET ASSETS:
                    Beginning of period                                                                             -

                    End of period (including accumulated undistributed
                      net investment income of $77,402)                                           $            189,848,432


                           See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                                        PERIOD FROM JUNE 30, 1995
                                                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                                                            TO AUGUST 31, 1995
                                                                                                               (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                                             $                10.00

Income from investment operations:
  Net investment income (a)                                                                                         -
  Net realized and unrealized gain (loss)
   on investments                                                                                                  0.80

    Total from investment operations                                                                               0.80

NET ASSET VALUE, END OF PERIOD                                                                   $                10.80

TOTAL RETURN (B)                                                                                                   8.00%


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                                                              $              189,848
  Net expenses to average
    daily net assets (a)                                                                                           0.70%* (c)
  Net investment income to average
    daily net assets (a)                                                                                           0.91%*
  Portfolio turnover rate                                                                                           -

*     Annualized.
(a)   Net of fees and expenses voluntarily waived or borne by the Manager of less than $.01 per share.
(b)   Calculation  excludes  subscription  fees. The
      total return would have been lower had certain
      expenses  not been  waived  during  the period
      shown.
(c)   Includes  stamp duties and transfer  taxes not
      waived   or  borne  by  the   Manager,   which
      approximates .01% of average daily net assets.

                         See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Currency Hedged International Core Fund (the "Fund"), which commenced operations on June 30, 1995, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURE CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .75% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended August 31, 1995, the Fund received $627,750 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .69% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the period ended August 31, 1995, was $59. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1995, aggregated $96,180,013 and $13,518, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 75% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                              Period from June 30, 1995
                                                           (Commencement of Operations) to
                                                                   August 31, 1995
                                                                     (Unaudited)
     Shares sold                                                      17,583,602
     Shares issued to shareholders in reinvestment
       of distributions                                                   --
     Shares repurchased                                                   --
     Net increase                                                     17,583,602
     Fund shares:
       Beginning of period                                                --
       End of period                                                  17,583,602


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 1995 is as follows:

   FUTURES CONTRACTS

                                                                                                 Net Unrealized
   Number of                                                                                      Appreciation
   Contracts                    Type                    Expiration Date     Contract Value       (Depreciation)
       Buys
   14              All-Ords                            September 1995    $          568,138   $            3,465
   200             IBEX                                September 1995               549,203              (5,538)
   30              FT-SE 100                           September 1995             4,035,018                (561)
   33              TOPIX                               September 1995             4,817,764              119,319
   30              TOPIX                               December 1995              4,392,037               47,567
   3               DAX                                 September 1995               457,401                  480
                                                                                              $          164,732
       Sales
   6               CAC                                 September 1995               449,420               23,022
   21              Hang Seng                           September 1995             1,239,084             (12,241)
                                                                                                          10,781
                                                                                              $

     At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

FORWARD CURRENCY CONTRACTS


                                                                                                       Net Unrealized
           Settlement                                      Units of             In Exchange for         Appreciation
             Date              Deliver/Receive             Currency            (in U.S. Dollars)       (Depreciation)

             Buys
             10/5/95        Norwegian Kroner              8,996,054  $          1,832,310    $          (26,269)

               Sales
             10/5/95        Austrian Schillings           4,689,182               467,142                 12,557
             10/5/95        Australian Dollars            4,539,945             3,300,455              (114,321)
             10/5/95        Belgian Francs               41,817,514             1,429,187                 42,881
             10/5/95        Great British Pounds         22,682,750            35,392,789                302,334
             10/5/95        Danish Krone                  5,719,390             1,025,592                 22,208
             10/5/95        Finnish Markka                3,947,539               914,209                 14,567
             10/5/95        French Francs                50,414,132            10,175,892                186,789
             10/5/95        German Deutsche Marks        29,026,982            20,198,239                422,497
             10/5/95        Hong Kong Dollars            27,734,728             3,583,024                    651
             10/5/95        Irish Pounds                    445,086               726,005                 20,416
             10/5/95        Italian Lira              4,518,531,843             2,774,243                (1,262)
             10/5/95        Japanese Yen              3,171,569,227            34,154,313              1,486,520
             10/5/95        Malaysian Ringgit             7,213,197             2,924,140                 32,731
             10/5/95        Netherlands Guilder           7,985,166             5,017,200                157,974
             10/5/95        New Zealand Dollars             797,509               523,025                  5,968
             10/5/95        Singapore Dollars             1,953,315             1,391,331                 12,066
             10/5/95        Spanish Pesetas             277,352,746             2,246,782                 42,277
             10/5/95        Swiss Francs                  8,571,535             7,295,819                176,604
             10/5/95        Swedish Krona                 6,374,295               870,117                  (284)
                                                                                            $         2,823,173


GMO INTERNATIONAL  SMALL COMPANIES FUND
(A SERIES OF GMO  TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO INTERNATIONAL  SMALL COMPANIES FUND
(A SERIES OF GMO  TRUST)
SCHEDULE   OF   INVESTMENTS
(SHOWING PERCENTAGE  OF TOTAL NET  ASSETS)
AUGUST  31,  1995 (UNAUDITED)

   SHARES            DESCRIPTION                                                                                VALUE ($)

                     STOCK AND EQUIVALENTS - 91.6%
                     AUSTRALIA - 2.4%
      43,600         Aberfoyle Ltd                                                                                           95,190
      43,131         Adelaide Brighton Ltd                                                                                   40,914
      93,846         Australian Gas & Light                                                                                 316,521
      97,600         Australian National Industry Ltd                                                                        85,969
      99,000         Bougainville Copper Ltd *                                                                               50,682
     152,756         Burns Philp & Co Ltd                                                                                   325,457
      91,800         Caltex Australia Ltd                                                                                   284,049
       2,900         Coal & Allied Industries Ltd                                                                            30,566
      44,900         Crusader Ltd *                                                                                          43,606
      86,106         Email Ltd                                                                                              230,128
      46,733         Fairfax (John) Holdings                                                                                 96,753
     414,610         Goodman Fielder Ltd                                                                                    377,688
     101,875         Hardie (James) Industries Ltd                                                                          175,635
      23,200         Metal Manufactures Ltd                                                                                  55,892
      30,800         Opsm Protector Ltd                                                                                      50,086
      78,642         Pacific Magazines and Printing                                                                         155,119
     266,000         Pasminco Ltd *                                                                                         338,436
      63,483         Pioneer International Ltd                                                                              165,364
      52,800         Publishing & Broadcasting Preferred *                                                                  159,797
     246,074         QCT Resources Ltd                                                                                      300,116
      18,050         Rothmans Holdings                                                                                       64,004
     252,887         Santos Ltd                                                                                             668,255
      96,500         Seven Network Ltd                                                                                      247,010
     189,800         Southcorp Holdings Ltd                                                                                 404,381
      47,200         WD&HO Wills                                                                                             71,424
       6,800         Weston (George) Foods Ltd                                                                               31,791
                                                                                                                          4,864,833
                     AUSTRIA - 2.4%
         777         Allgemeine Baugesellschaft AG                                                                           94,002
         888         Allgemeine Baugesellschaft AG Preferred 7.00%                                                           45,121
         800         Austrian Airlines *                                                                                    130,852
      11,700         Bank Austria AG (Participating Certificate)                                                            396,332
         700         Bau Holding AG (Non Voting)                                                                             35,975
       1,150         Brau Union AG                                                                                           64,221
         200         BWT AG                                                                                                  24,351
         500         Constantia Verpackungen AG *                                                                            33,391
       1,000         Constantia-Iso Holdings AG *                                                                            55,457
       2,800         Creditanstalt-Bankverein                                                                               152,571
       1,200         Creditanstalt-Bankverein Preferred 1.65%                                                                61,787
         100         EA-Generali AG                                                                                          29,422
       1,100         EA-Generali AG Preferred 6.00%                                                                         176,728
         500         EVN Energie-Versorgung Niederoesterreich AG                                                             65,281
       2,300         Flughafen Wien AG                                                                                      125,326
       1,100         Jenbacher Werke AG                                                                                     182,051
         200         Lenzing AG                                                                                              18,002
         300         Leykam-Muerztaler Papier und Zellstoff AG *                                                             13,269
         800         Miba Holding AG Preferred  Series B 1.34%                                                               32,597
       7,000         OEMV AG                                                                                                666,651
       1,100         Oesterreichische Brau Beteiligungs AG                                                                   55,680
       3,000         Oesterreichische Elektrizitaetswirschafts AG                                                           203,537
       7,200         Oesterreichische Laenderbank AG                                                                        571,415
         700         Oesterreichische Laenderbank AG Preferred (Non Voting)                                                  31,368
         110         Perlmooser Zement                                                                                        8,464
      10,375         Radex-Heraklith AG                                                                                     369,523
         300         RAS Versicherungs AG                                                                                    43,292
       2,400         Steyr-Daimler-Puch AG *                                                                                 43,205
       1,942         Strabag Oesterreich AG                                                                                 262,198
       3,662         Universale Bau AG *                                                                                    132,909
       1,700         Va Technologie AG (Bearer)                                                                             187,568
      11,045         Veitsch-Radex AG                                                                                       265,108
         200         Wiener Allianz Versicherungs AG                                                                         44,424
         330         Wienerberger Baustoffindustrie AG                                                                       77,452
                                                                                                                          4,699,530
                     CANADA - 2.0%
       6,000         Abitibi-Price Inc                                                                                      100,503
       5,000         Avenor Inc                                                                                             111,204
      17,000         Brunswick Mng & Smlt Ltd                                                                               181,928
      18,900         Cameco Corp                                                                                            590,955
       3,100         Canadian Marconi Co                                                                                     28,271
      38,300         Canadian Tire Ltd Class A                                                                              463,335
         900         Canfor Corp                                                                                              9,631
       1,900         CCL Industries Class B                                                                                  18,035
      21,900         Cominco Ltd                                                                                            434,087
      18,100         Dominion Textile Inc                                                                                   124,642
      24,400         Domtar Inc                                                                                             229,332
      13,000         Gulf Canada Resources Ltd                                                                               59,278
       6,400         Hudsons Bay Co                                                                                         128,643
      13,900         Inter-City Prods Corp                                                                                   29,492
       1,700         International Forest Products A *                                                                       14,712
       9,400         Ipsco Inc                                                                                              174,949
      15,300         Molson Co Ltd Class A                                                                                  257,705
       2,900         Molson Co Ltd Class B                                                                                   48,576
      11,300         Noranda Forest Inc                                                                                      89,382
      30,100         Nova Scotia Power Inc                                                                                  257,696
      15,800         Oshawa Group Ltd Class A                                                                               251,424
      10,600         Power Corp of Canada                                                                                   162,758
       1,700         Scotts Hospitality Inc                                                                                  11,390
      10,200         Sears Canada Inc                                                                                        59,799
       3,600         Semi-Tech Class A                                                                                       28,811
       1,280         Slocan Forest Products Ltd                                                                              11,554
       6,600         Total Petroleum North America                                                                           71,859
                                                                                                                          3,949,951
                     DENMARK - 0.0%
         800         Hafnia Holdings Class A (a) *                                                                                1

                     FINLAND - 3.2%
      29,000         Amer Group Class A                                                                                     493,993
       9,500         Cultor                                                                                                 320,189
      25,000         Cultor OY Series 1                                                                                     848,297
       4,000         Huhtamaki                                                                                              141,193
         700         Instrumentarium Class B                                                                                 16,260
      79,000         Kesko                                                                                                  881,545
      63,700         Partek AB                                                                                              884,893
     132,400         Rautaruukki                                                                                            904,546
      62,600         Valmet                                                                                               1,796,248
                                                                                                                          6,287,164
                     HONG KONG - 5.8%
   3,170,000         Applied International Holdings Ltd                                                                     331,701
     518,000         Applied International Holdings Ltd Warrants 12/30/99 *                                                  32,120
     103,000         Cathay Pacific Airways Ltd                                                                             155,012
      59,000         Cross Harbour Tunnel Co Ltd                                                                            115,851
     201,993         Dairy Farm International                                                                               187,853
   5,094,000         Denway Investments                                                                                     401,413
     333,000         Dickson Concepts (International) Ltd                                                                   221,541
  12,460,000         Elec and Eltek International Holdings Ltd *                                                          1,818,861
      16,780         Furama Hotel Enterprises Ltd                                                                            19,509
   1,338,100         Goldlion Holdings Ltd                                                                                  674,149
      19,000         Harbour Centre Development Ltd                                                                          20,740
      44,500         Hong Kong Ferry Co Ltd                                                                                  47,713
       3,100         Hong Kong Ferry Co Ltd Warrants 6/30/96 *                                                                  801
      49,000         Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                        59,818
     420,000         Jardine International Motor Holdings Ltd                                                               439,478
     113,937         Jardine Strategic Warrants 5/02/98 *                                                                    51,841
      40,800         Kowloon Motor Bus Co Ltd                                                                                72,208
   1,341,000         Kumagai Gumi Hong Kong Ltd                                                                           1,039,401
     548,000         Lai Sun Garment (International) Ltd                                                                    566,335
     203,000         Lane Crawford International Ltd Series A                                                               304,198
   2,952,000         Laws International Holdings Ltd                                                                        472,869
      77,012         Mandarin Oriental                                                                                       69,696
     766,000         Playmate Toys Holding                                                                                  163,273
     211,455         Playmates Properties Holdings                                                                           29,775
      40,000         Realty Development Corp Ltd Class B                                                                     20,411
   6,366,509         Regal International Ltd                                                                              1,151,416
      76,000         San Miguel Brewery Ltd                                                                                  44,180
     864,000         Shun Tak Holdings Ltd                                                                                  725,488
     130,000         South China Morning Post Ltd                                                                            71,793
   1,933,595         Stelux Holdings International                                                                          555,774
     172,500         Swire Pacific Ltd Class A                                                                            1,292,469
      22,000         Television Broadcasts Ltd                                                                               81,281
      85,000         Wing On International Holdings Ltd                                                                     151,531
     211,500         Winsor Industrial Corp Ltd                                                                             232,237
                                                                                                                         11,622,736
                     ITALY - 6.4%
      69,000         Alitalia Linee Aeree Italiane Class A *                                                                 32,313
     118,000         Alitalia Linee Aeree Italiane Class B (Private Placement) (b) *                                         35,628
     350,000         Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                       409,761
     474,400         Banca Nazionale dell'Agricoltura di Risp *                                                             163,697
     589,800         Banca Nazionale dell'Agricoltura SPA (Non Convertible) *                                               199,883
      36,500         Banca Nazionale dell'Agricoltura SPA (Private Placement) (b) *                                          16,058
      70,000         Caffaro SPA                                                                                             83,031
      12,000         Calcestruzzi SPA *                                                                                      57,453
     264,200         Caltagirone SPA                                                                                        232,797
      58,000         Cantoni ITC SPA *                                                                                       71,477
      31,500         Cartiere Burgo SPA                                                                                     213,992
     200,000         Cementir Cementerie del Tirreno SPA                                                                    190,400
      41,100         Cia Italiana dei Grandi Alberghi Cigahotels SPA *                                                       23,755
     197,100         COFIDE SPA (Non Convertible) *                                                                          63,154
      24,000         Cogefar Impresit Costruzioni Generali SPA *                                                             23,794
     335,000         Comau Finanziaria SPA                                                                                  495,410
      38,000         Danieli and Co SPA (Non Convertible)                                                                   114,850
      30,000         Falck Acciaierie and Ferriere Lombarde *                                                                58,414
     273,000         Fiat SPA (Non Convertible)                                                                             585,398
     165,000         Fiat SPA (Private Placement) (b)                                                                       372,621
     439,500         Finmeccanica SPA (Non Convertible) *                                                                   281,644
     102,000         Fornara SPA (a) *                                                                                        4,525
     230,000         Gemina SPA (Non Convertible) *                                                                         102,040
      75,833         Gilardini SPA                                                                                          146,723
     213,400         Grassetto SPA *                                                                                        132,414
      88,000         Industriali Riunite SPA *                                                                               63,713
      32,000         Industriali Riunite (Cie) SPA (Non Convertible) *                                                       14,611
      33,500         Italcementi Fabbriche Riunite Cemento SPA                                                              234,391
      53,000         Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                            174,718
      71,800         Latina di Assicurazioni SPA (Non Convertible)                                                          137,150
       3,000         Marzotto and Figli SPA (Convertible)                                                                    18,485
     830,000         Montedison SPA (Non Convertible) *                                                                     515,011
     315,000         Montefibre SPA                                                                                         238,934
      60,000         Montefibre SPA (Non Convertible)                                                                        34,383
      38,000         Olivetti and Co SPA Preferred *                                                                         41,444
     166,000         Olivetti and Co SPA (Non Convertible) *                                                                103,411
     177,000         Parmalat Finanziaria SPA                                                                               156,943
      57,750         Pirelli and Co                                                                                          85,937
      77,000         Pirelli and Co (Non Convertible)                                                                        79,235
     151,000         Pirelli SPA (Non Convertible) *                                                                        156,034
     123,000         Ratti SPA                                                                                              241,013
      16,000         Recordati Industria Chimica e Farmaceutica SPA                                                          97,603
      75,500         Recordati Industria Chimica e Farmaceutica SPA (Non Convertible)                                       251,217
      30,000         Rinascente per l'Esercizio di Grandi Magazzini SPA                                                     176,906
     220,000         Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                     582,908
     140,000         Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                   442,542
     167,000         SAFFA SPA *                                                                                            571,108
      13,000         Sasib SPA                                                                                               61,279
      39,000         Sirti SPA                                                                                              283,807
     100,000         Snia BPD SPA (Convertible)                                                                             121,388
     605,000         Snia BPD SPA (Non Convertible)                                                                         413,797
     375,000         Societa Metallurgica Italia *                                                                          193,404
      42,000         Sorin Biomedica SPA                                                                                    111,282
      26,000         Stefanel SPA                                                                                            47,261
      12,000         Tosi (Franco) SPA                                                                                      113,538
     840,274         Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                             2,894,288
       4,900         Unione Cementi Marchino Emiliane e di Augusta-Casale *                                                  33,212
                                                                                                                         12,802,185
                     JAPAN - 19.9%
       6,000         Aida Engineering Ltd                                                                                    44,417
       7,000         Ajinomoto Co Inc                                                                                        72,191
       5,000         Alps Electric Co Ltd                                                                                    61,776
       8,000         Amada Co Ltd                                                                                            83,321
      56,000         Aoki Corp *                                                                                            272,752
       5,700         Arabian Oil Co                                                                                         236,882
      31,000         Asahi Breweries Ltd                                                                                    357,686
       6,000         Asics Corp *                                                                                            18,318
       3,000         Bank of Kyoto Ltd                                                                                       21,749
      19,000         Bank of Yokohama Ltd                                                                                   149,191
       8,000         Banyu Pharmaceutical Co Ltd                                                                             88,222
       5,000         Canon Sales Co Inc                                                                                     133,252
      14,000         Chiba Bank Ltd                                                                                         131,516
       1,000         Chudenko Corp                                                                                           39,312
       7,000         Chugai Pharmaceutical Co                                                                                66,830
       3,000         Chugoku Bank Ltd                                                                                        52,075
      68,000         Cosmo Oil Co Ltd                                                                                       354,112
       3,000         CSK Corp                                                                                                89,447
      27,000         Dai Nippon Ink & Chemicals                                                                             119,651
      36,000         Daicel Chemical Industries Ltd                                                                         196,293
       9,000         Daiichi Seiyaku Co Ltd                                                                                 124,062
       5,000         Dainippon Pharmaceutical Co Ltd                                                                         50,646
       4,000         Dainippon Screen Manufacturing Co Ltd *                                                                 32,593
       4,000         Daito Trust Construction Co                                                                             49,829
      23,000         Daiwa Bank Ltd                                                                                         188,115
       8,000         Denki Kagaku Kogyo *                                                                                    27,202
       1,000         Dennys Japan                                                                                            27,569
       2,000         Descente                                                                                                10,415
       8,000         Eisai Co Ltd                                                                                           129,065
      37,000         Fuji Heavy Industries Ltd *                                                                            147,720
      21,000         Fujisawa Pharmaceutical Co Ltd                                                                         210,139
      15,000         Fujita Corp                                                                                             76,275
       7,000         Fujita Kanko Inc                                                                                       152,959
      60,000         Fujiya Co Ltd *                                                                                        257,314
       1,000         Fukuoka City Bank Ltd                                                                                    7,352
      21,000         Fukuyama Transporting Co Ltd                                                                           188,911
      22,000         Furukawa Electric Co Ltd                                                                               126,696
      95,000         Gakken Co Ltd *                                                                                        618,880
      40,000         General Sekiyu (KK)                                                                                    385,970
      39,000         Godo Shusei Co Ltd                                                                                     173,227
       6,000         Green Cross Corp                                                                                        46,561
      64,000         Hankyu Corp                                                                                            359,422
       5,000         Hankyu Department Stores                                                                                63,818
      11,000         Hanwa Co Ltd *                                                                                          36,055
      22,000         Haseko Corp                                                                                            101,087
       9,000         Hazama-Gumi Ltd                                                                                         40,986
       4,000         Higo Bank Ltd                                                                                           32,471
       8,000         Hiroshima Bank Ltd                                                                                      44,029
      50,600         Hitachi Ltd                                                                                            552,836
      22,000         Hitachi Maxell Ltd                                                                                     352,683
       6,000         Hokkaido Bank Ltd                                                                                       21,688
       8,000         Hokuriku Bank Ltd                                                                                       52,035
       2,000         Honen Corp                                                                                              11,212
       1,000         House Food Corporation                                                                                  18,992
       3,000         Hoya Corp                                                                                               86,078
      25,000         Hyogo Bank Ltd *                                                                                             0
       4,000         INAX Corp                                                                                               39,822
      46,000         Intec Inc                                                                                              634,094
       8,000         Itoham Foods Inc                                                                                        59,468
      25,000         Japan Airport Terminal Co Ltd                                                                          288,457
     119,000         Japan Energy Co Ltd                                                                                    370,603
     119,000         Japan Synthetic Rubber Co Ltd                                                                          680,451
      35,000         Joshin Denki Co Ltd                                                                                    446,725
       2,000         Kaken Pharmaceutical Co Ltd                                                                             19,156
      13,000         Kamigumi Co                                                                                            120,529
       7,000         Kao Corp                                                                                                80,768
      37,000         Keihin Electric Express Railway                                                                        230,459
      49,000         Keio Teito Electric Railway Co Ltd                                                                     289,192
      20,000         Keisei Electric Railway                                                                                162,557
       1,000         Kissei Pharmaceutical Co                                                                                31,960
       2,000         Kobori Juken Co Ltd                                                                                     20,626
      16,000         Koito Manufacturing Co Ltd                                                                             121,877
      59,000         Kokusai Kogyo Co Ltd                                                                                   549,426
       5,000         Kokuyo Co                                                                                              108,235
      34,000         Komatsu Ltd                                                                                            280,165
       1,000         Konami Co                                                                                               20,422
      10,000         Konica Corp                                                                                             71,272
      58,000         Koyo Seiko Co Ltd                                                                                      520,570
      22,000         Kumagai Gumi Co Ltd                                                                                    104,906
     123,000         Kurabo Industries Ltd                                                                                  501,118
     268,000         Kureha Chemical Industry Co Ltd                                                                      1,179,435
       4,000         Kyodo Printing Co Ltd                                                                                   45,745
      15,000         Kyowa Hakko Kogyo Co Ltd                                                                               145,658
      19,000         Lion Corp                                                                                              108,449
      66,000         Maeda Corp                                                                                             707,612
      61,000         Makino Milling Machine Co Ltd *                                                                        454,689
      50,000         Marubeni Corp                                                                                          256,292
     112,000         Marudai Food Co Ltd                                                                                    799,387
      15,000         Matsushita Electric Works Ltd                                                                          154,694
      26,000         Matsushita Refrigeration Co                                                                            184,510
       7,000         Matsuzakaya Co Ltd                                                                                      75,765
      36,000         Mazda Motor Corp *                                                                                     149,242
       9,000         Mercian Corp                                                                                            62,490
      13,000         Mitsubishi Gas Chemical Co Inc                                                                          54,424
         200         Mitsubishi Kasei Corp                                                                                      915
      37,000         Mitsubishi Materials Corp                                                                              183,612
      48,000         Mitsubishi Oil Co                                                                                      411,212
      20,000         Mitsubishi Rayon Co                                                                                     82,912
      25,000         Mitsubishi Trust & Banking Corp                                                                        416,092
       8,000         Mitsubishi Warehouse                                                                                   120,080
      54,000         Mitsuboshi Belting Ltd                                                                                 299,403
      13,000         Mitsui Mining Ltd *                                                                                     57,610
      25,000         Mitsui Toatsu Chemicals Inc                                                                             94,450
      22,000         Mitsui Trust & Banking Co Ltd                                                                          226,885
       6,000         Mitsui-Soko Co Ltd                                                                                      45,091
       3,000         Mochida Pharmaceutical                                                                                  43,192
      83,000         Nagasakiya Co Ltd (Tokyo) *                                                                            381,375
      60,000         Nagoya Railroad Co Ltd                                                                                 302,650
      35,000         Nakkai Electric Rail                                                                                   241,946
       2,000         Namco                                                                                                   51,667
     155,000         Nichiei Co Ltd                                                                                         645,734
       9,000         Nichii Co Ltd                                                                                          102,925
       6,000         Nihon Cement Co Ltd                                                                                     38,291
       1,000         Nippon Beet Sugar Manufacturing Co Ltd                                                                   4,391
     121,000         Nippon Chemi-Con Corp *                                                                                767,254
       3,000         Nippon Denko Co Ltd                                                                                     11,947
       5,000         Nippon Kayaku Co Ltd                                                                                    30,939
       2,000         Nippon Meat Packers                                                                                     27,569
       4,000         Nippon Metal Industry Co Ltd                                                                            16,337
     174,000         Nippon Oil Co Ltd                                                                                      982,509
      13,000         Nippon Piston Ring Co Ltd                                                                               66,503
      12,000         Nippon Sheet Glass Co Ltd                                                                               54,403
       8,000         Nippon Suisan Kaisha Ltd *                                                                              37,331
       4,000         Nippon Yakin Kogyo Co Ltd *                                                                             20,013
      50,000         Nissan Fire & Marine Insurance Co Ltd                                                                  304,283
       2,000         Nisshin Flour Mill                                                                                      21,851
      25,000         Nissho Iwai Corp                                                                                       100,832
       1,000         Nissin Food Products                                                                                    22,872
       7,000         Nitto Boseki Co Ltd *                                                                                   18,441
       5,000         Nitto Denko Corp                                                                                        79,134
      19,000         NSK Ltd                                                                                                127,850
      54,000         Odakyu Electric Railway                                                                                376,045
      17,000         Okamoto Industries                                                                                     112,136
       7,000         Olympus Optical Co Ltd                                                                                  63,471
       3,000         Ono Pharmaceutical Co Ltd                                                                              119,773
      10,000         Onoda Cement Co Ltd                                                                                     50,748
     265,000         Renown Inc *                                                                                           852,351
      21,000         Ricoh Co Ltd                                                                                           209,067
      56,000         Royal Co Ltd                                                                                           743,350
       4,000         Ryobi Ltd                                                                                               21,810
      31,000         Sagami Railway                                                                                         138,960
      25,000         Sanden Corp                                                                                            134,017
       4,000         Sankyo Aluminum Industry                                                                                19,605
      35,000         Sanrio Co Ltd                                                                                          418,134
       4,000         Sanwa Shutter Corp                                                                                      30,183
     145,000         Sanyo Securities Co Ltd *                                                                              546,332
      13,000         Sapporo Breweries Ltd                                                                                  118,140
       5,000         Secom Co                                                                                               328,279
      10,000         Seino Transportation Co Ltd                                                                            166,437
      11,000         Sekisui Chemical Co Ltd                                                                                138,153
     256,000         Settsu Corp *                                                                                          792,036
      36,000         Shionogi and Co Ltd                                                                                    325,318
      14,000         Shiseido Co Ltd                                                                                        145,811
       4,000         Shochiku Co                                                                                             44,928
       4,000         Shokusan Jutaku Sogo Co Ltd *                                                                           15,725
     134,000         Showa Denko *                                                                                          413,213
      40,250         Showa Shell Sekiyu                                                                                     353,860
       5,000         Skylark Co Ltd                                                                                          79,645
       3,000         Snow Brand Milk                                                                                         20,800
       5,000         Stanley Electric Ltd                                                                                    33,338
       7,000         Sumitomo Coal Mining Ltd                                                                                36,381
       3,000         Sumitomo Forestry                                                                                       47,480
      25,000         Sumitomo Osaka Cement Co                                                                               100,322
      22,000         Sumitomo Trust & Banking Co Ltd                                                                        298,770
       6,000         Sumitomo Warehouse                                                                                      36,024
      34,000         Taisei Corp                                                                                            229,132
      11,000         Taisho Pharmaceutical Co Ltd                                                                           195,436
       6,000         Taiyo Yuden Co Ltd                                                                                      63,103
       7,000         Takara Shuzo Co                                                                                         56,323
      28,000         Tanabe Seiyaku Co Ltd                                                                                  198,703
      28,000         Teikoku Oil Co                                                                                         173,544
      10,000         Terumo Corp                                                                                             78,317
      64,000         Tobu Railway Co                                                                                        386,869
       7,000         Toei Company                                                                                            46,459
         880         Toho Co                                                                                                137,479
       5,000         Tokai Carbon Co Ltd                                                                                     21,902
       9,000         Tokyo Dome Corp                                                                                        149,793
      90,000         Tokyo Electric Co Ltd *                                                                                418,134
      43,000         Tokyo Rope Mfg Co Ltd                                                                                  244,999
       8,000         Tokyo Sowa Bank Ltd                                                                                     39,210
      13,000         Tokyotokeiba Co                                                                                         51,636
     113,000         Tokyu Construction Co Ltd                                                                              594,221
      84,000         Tokyu Corp                                                                                             591,821
       7,000         Tokyu Department Store Co Ltd                                                                           45,101
      35,000         Toppan Printing Co Ltd                                                                                 478,889
      28,000         Toshiba Tungaloy Co Ltd *                                                                              177,260
       4,000         Tostem Corp                                                                                            124,981
       7,000         Toto                                                                                                   102,211
      13,000         Toyo Engineering Corp                                                                                   80,972
       4,000         Toyo Kanetsu                                                                                            20,013
      10,000         Toyo Trust & Banking Co Ltd                                                                             83,729
      31,000         Tsugami Corp                                                                                           163,016
       4,000         Tsumura and Co                                                                                          70,251
       1,000         Unicharm                                                                                                20,524
     193,000         Victor Co of Japan Ltd *                                                                             2,384,541
       7,000         Wacoal Corp                                                                                             82,912
       3,000         Yamaguchi Bank Ltd                                                                                      52,075
       5,000         Yamaha Corp                                                                                             66,371
      10,000         Yamanouchi Pharmaceutical Co Ltd                                                                       211,365
      27,000         Yamato Transport Co                                                                                    281,207
       2,000         Yamazaki Baking Co Ltd                                                                                  35,534
      19,000         Yasuda Trust and Banking Co Ltd                                                                        123,388
       7,000         Yokogawa Electric Corp                                                                                  65,758
       4,000         Yoshitomi Pharmaceutical                                                                                34,717
                                                                                                                         39,678,174
                     MALAYSIA - 0.1%
      42,000         Amcol Holdings Ltd                                                                                     114,129
       6,000         Boustead Holdings Berhad                                                                                12,376
                                                                                                                            126,505
                     NEW ZEALAND - 0.6%
      25,000         Air New Zealand Ltd Class B                                                                             82,856
       4,500         Ceramco Corp Ltd                                                                                         6,317
     658,000         DB Group Ltd *                                                                                         367,737
      15,510         Fernz Corp Ltd                                                                                          42,131
       9,411         Fisher and Paykel Industries Ltd                                                                        28,744
      42,500         Fletcher Challenge Ltd (Forest Division)                                                                52,475
      14,500         Independent Newspapers Ltd                                                                              41,460
     218,000         Lion Nathan Ltd                                                                                        451,919
       2,500         Steel and Tube Holdings Ltd                                                                             11,697
       8,500         Wilson and Horton Ltd                                                                                   49,437
                                                                                                                          1,134,773
                     NORWAY - 4.1%
      11,100         Aker AS Class A                                                                                        144,411
       4,000         Aker AS Class B (Non-Voting)                                                                            51,105
      13,700         Bergesen d y AS Class A                                                                                328,725
       8,000         Bergesen d y AS Class B                                                                                194,449
     123,700         Den Norske Bank Series A                                                                               321,868
       8,600         Det Norske Luftfartsselskab AS Class B                                                                 428,786
       5,800         Dyno Industrier AS                                                                                     121,095
      14,700         Elkem AS Class A                                                                                       178,650
      30,233         Hafslund Nycomed AS Class A                                                                            730,138
      11,675         Hafslund Nycomed AS Class B                                                                            276,498
       3,050         Kvaerner Industrier                                                                                    118,804
       1,200         Kvaerner Industrier AS, Oslo -B- Stimmrechtslos                                                         44,499
      11,900         Leif Hoegh and Co AS                                                                                   183,558
      79,750         Norsk Hydro AS                                                                                       3,367,380
      12,430         Norske Skogindustrier AS Series A                                                                      390,246
       2,780         Norske Skogindustrier AS Series B                                                                       83,165
       6,050         Orkla AS Class A                                                                                       282,793
       3,100         Orkla-Borregaard AS Series B (Non Voting)                                                              137,174
      35,300         Unitor AS                                                                                              497,755
      18,571         Vard AS Class A *                                                                                       20,978
       9,760         Vital Forsikring AS Series A                                                                           161,194
                                                                                                                          8,063,271
                     SINGAPORE - 5.0%
   2,391,000         Chuan Hup Holdings Ltd                                                                               2,339,662
      21,000         Fraser and Neave Ltd                                                                                   238,015
     494,000         Hai Sun Hup Group Ltd                                                                                  351,243
      16,500         Haw Par Brothers International Ltd                                                                      33,685
     145,000         Hotel Properties Ltd                                                                                   233,756
     122,000         Inchcape Berhad                                                                                        400,225
     141,766         Jardine Matheson                                                                                     1,020,715
     805,437         Jardine Strategic                                                                                    2,529,072
      47,000         Kulim Berhad                                                                                            71,468
      45,000         Low Keng Huat Singapore Ltd                                                                             30,253
      24,000         Natsteel Ltd                                                                                            49,842
     170,000         Neptune Orient Lines Ltd                                                                               207,040
     210,000         Parkway Holdings Ltd                                                                                   490,813
      97,000         Prima Ltd                                                                                              372,158
     223,000         Robinson and Co Ltd                                                                                    879,127
      34,000         Straits Trading Co Ltd                                                                                  78,029
     245,000         Times Publishing Ltd                                                                                   569,166
      46,000         Wearne Brothers Ltd                                                                                    107,511
                                                                                                                         10,001,780
                     SPAIN - 6.0%
      11,050         Acerinox Rights 9/15/95 *                                                                              138,263
      11,050         Acerinox SA                                                                                          1,406,402
       7,500         Asland SA                                                                                              129,707
      36,403         Asturiana del Zinc SA *                                                                                385,861
       9,300         Azucarera de Espana SA                                                                                 264,602
      27,600         Banco Zaragozano SA *                                                                                  433,329
       1,125         Bodegas Y Bebidas SA                                                                                    31,381
      15,650         Cristaleria Espanola SA *                                                                            1,035,225
      22,000         Empresa Nacional de Celulosa SA *                                                                      561,944
      40,400         Ercros SA *                                                                                             43,467
      19,950         Espanola de Carburos Metalicos SA                                                                      801,338
     138,100         Espanola de Tubos por Extrusion SA *                                                                   176,099
       3,500         Fabricacion de Automoviles Renault de Espana SA                                                        108,786
       3,783         Grupo Anaya SA                                                                                          87,433
      27,400         Grupo Duro Felguera SA *                                                                               119,448
     261,727         Huarte SA                                                                                            2,294,476
       1,010         Koipe SA                                                                                                59,566
     275,820         Sarrio SA *                                                                                          1,387,067
      55,799         Tableros Defibras Series B                                                                             678,170
     167,515         Uralita SA                                                                                           1,855,713
                                                                                                                         11,998,277
                     SWEDEN - 4.3%
      24,900         Bilspedition AB Series B *                                                                              88,590
      40,700         Celsius Industrier AB Class B                                                                          582,000
       1,000         Esselte AB Series A                                                                                     12,863
         600         Esselte AB Series B                                                                                      7,636
      21,400         Euroc Industri AB Series A                                                                             453,898
      57,860         Marieberg Tidnings AB Series A                                                                       1,187,633
       3,300         Mo Och Domsjoe AB Series B                                                                             189,660
      34,600         Pharmacia AB Class B                                                                                   937,463
     117,420         Skandinaviska Enskilda Banken Series A                                                                 607,360
       3,000         SKF AB Class B                                                                                          60,757
       3,600         SKF AB Series A                                                                                         73,647
     295,400         Stena Line AB Class B                                                                                1,475,421
      40,600         Svenska Handelsbanken Series B                                                                         605,571
      64,300         Sydkraft AB Series A                                                                                 1,126,247
      55,600         Sydkraft AB Series C                                                                                   836,913
      31,900         Trelleborg AB                                                                                          347,033
                                                                                                                          8,592,692
                     SWITZERLAND - 6.5%
         900         Adia SA *                                                                                              159,503
         500         Ascom Holding AG *                                                                                     111,387
          50         Ascom Holding AG *                                                                                      56,522
       2,840         Bobst SA (Registered)                                                                                1,952,133
         550         CIBA-GEIGY AG (Bearer)                                                                                 389,441
       2,625         CS Holdings (Registered)                                                                               214,674
         100         Danzas Holding AG                                                                                       79,503
         350         Elektrowatt AG                                                                                         102,029
         150         EMS-Chemie Holdings AG                                                                                 621,118
         250         Fischer (George) AG (Registered)                                                                        60,041
         200         Forbo Holdings AG (Registered)                                                                          86,294
         150         Hero AG (Bearer)                                                                                        69,565
         500         Hero Lenzburg (Registered)                                                                              57,143
       1,050         Hilti AG, Schaan (Participating Certificate)                                                           886,957
         550         Holderbank Financiere Glarus AG (Bearer)                                                               430,435
       2,400         Holderbank Financiere Glarus AG (Registered)                                                           373,665
       5,150         Holderbank Warrants 12/20/95 *                                                                           6,398
          50         Interdiscount Holding SA (Bearer)                                                                       53,209
       2,950         Interdiscount Holding SA (Participating Certificate)                                                   307,826
       1,160         Kuoni Reisen Holdings AG (Registered)                                                                1,758,012
         150         Landis and Gyr AG                                                                                       91,553
         830         Magazine zum Globus (Participating Certificate)                                                        501,781
         300         Magazine zum Globus (Registered)                                                                       188,820
          20         Merkur Holding AG                                                                                        4,820
       4,260         Saurer Group Holdings                                                                                1,375,901
          10         Schindler Holding AG (Bearer)                                                                           54,658
         190         Schindler Holding AG (Participating Certificate)                                                       154,203
         270         Schindler Holding AG (Registered)                                                                      228,075
         750         SGS Holdings (Registered)                                                                              243,478
         250         SGS Societe Generale de Surveillance Holdings Ltd, Geneva                                              448,240
          20         SIG AG (Bearer)                                                                                         21,366
          20         SIG AG (Registered)                                                                                     43,230
         450         Sika Finanz AG                                                                                         123,727
       4,600         Sika Finanz AG (Registered)                                                                            217,143
          96         SMH AG                                                                                                  64,795
       3,300         SMH AG (Registered)                                                                                    472,795
         175         Sulzer Gebrueder AG                                                                                     97,391
         350         Swiss Bank Corp (Bearer)                                                                               118,841
         250         Swiss Bank Corp (Registered)                                                                            42,598
       2,150         Swissair AG (Participating Certificate) *                                                              235,031
         485         Union Bank of Switzerland (Bearer)                                                                     431,781
         250         Union Bank of Switzerland (Registered)                                                                  48,654
          10         Zellweger Luwa AG *                                                                                      8,696
                                                                                                                         12,993,432
                     UNITED KINGDOM - 22.9%
     199,204         AMEC Plc                                                                                               191,404
      96,926         Amstrad Plc                                                                                            392,051
       6,040         Anglian Water Plc                                                                                       50,552
      53,964         Argyll Group                                                                                           294,380
   1,187,000         ASDA Group Plc                                                                                       1,995,916
       2,700         Associated British Foods                                                                                30,043
      80,900         Astec (BSR) Plc                                                                                        156,719
      43,990         Barratt Developments Plc                                                                               126,803
      22,060         Bass Plc                                                                                               221,193
     129,275         BAT Industries Plc                                                                                   1,007,731
     121,863         Berisford International Plc                                                                            344,665
      28,620         Boots Co Plc                                                                                           249,712
     336,596         British Aerospace Plc                                                                                3,437,607
      89,643         Bunzl Plc                                                                                              284,100
     595,125         Burton Group Plc                                                                                       940,741
      10,550         Carlton Communications                                                                                 170,039
      27,430         Charter Plc (Registered)                                                                               399,166
      46,540         Cobham Group Plc                                                                                       302,927
      89,502         Costain Group  *                                                                                       144,254
      41,081         Dawson International Plc                                                                                82,128
     140,902         Dixons Group Plc                                                                                       736,975
       2,640         East Midland Electric Plc                                                                               32,444
     130,126         English China Clays Plc                                                                                764,302
       6,200         First Leisure Plc                                                                                       31,804
     961,550         Forte Plc                                                                                            3,829,719
     116,243         Glaxo Wellcome Plc                                                                                   1,377,679
      75,560         Grand Metropolitan Plc                                                                                 477,765
      92,220         Greenalls Group Plc                                                                                    715,305
      35,302         Greycoat Plc                                                                                            77,687
      39,270         Hammerson Property Investment and Development Corp Plc                                                 216,657
     109,620         Hazlewood Foods Plc                                                                                    220,849
      85,340         Hillsdown Holdings Plc                                                                                 252,608
   1,545,823         Ladbroke Group Plc                                                                                   4,000,720
      38,563         Laing (John) Plc                                                                                       131,479
       9,127         Laing (John) Plc Class A                                                                                31,118
   1,195,200         Lasmo Plc                                                                                            3,278,504
      12,580         Lex Service PLC                                                                                         61,607
      75,480         Lex Service PLC (Ordinary)                                                                             376,660
      45,080         London Electricity Plc                                                                                 588,245
     210,687         London International Group Plc                                                                         417,936
     957,438         Lonrho Plc                                                                                           2,403,740
      46,660         Manweb Plc                                                                                             699,974
      90,660         Marks & Spencer Plc                                                                                    611,177
      50,656         Marley Plc                                                                                              88,710
      23,500         McAlpine (Alfred) Plc                                                                                   49,166
      41,981         Meyer International Plc                                                                                227,710
      28,640         Midland Electricity                                                                                    379,491
     200,497         Norcros Plc                                                                                            270,327
      53,100         Northern Electric Plc                                                                                  761,199
     114,085         Northern Foods Plc                                                                                     342,998
      32,898         Northumbrian Water Group Plc                                                                           463,952
      78,520         NORWEB Plc                                                                                           1,055,021
      44,480         Ocean Group Plc                                                                                        228,857
      59,565         Reckitt & Colman Plc                                                                                   613,868
      59,014         Sainsbury Plc                                                                                          424,018
       4,440         Scottish & Newcastle Plc                                                                                40,873
         634         Scottish & Newcastle (Participating Certificte)                                                          3,046
     140,100         Sears Plc                                                                                              243,175
      22,320         Securicor Group Plc                                                                                    378,765
      75,420         SEEBOARD Plc                                                                                           572,723
     412,040         Signet Group Plc *                                                                                      92,591
     109,894         Simon Engineering Plc *                                                                                161,793
      30,750         Smithkline Beecham Plc Class A                                                                         285,452
      24,842         Smithkline Beecham Plc Equity Units                                                                    217,230
      27,460         South Wales Electricity                                                                                389,389
      18,316         South West Water Plc                                                                                   142,494
      18,300         Storehouse Plc                                                                                          87,917
     166,106         T and N Plc                                                                                            482,668
     774,600         Tarmac Plc                                                                                           1,224,446
     672,580         Taylor Woodrow Plc                                                                                   1,198,681
     378,217         Trafalgar House Plc                                                                                    222,734
     117,600         Transport Development Group Plc                                                                        400,040
      27,855         Unilever Plc                                                                                           524,495
     147,418         United Biscuits Holdings Plc                                                                           623,699
      11,683         Welsh Water Plc                                                                                        137,785
      12,618         Welsh Water Plc Preferred 6.42% *                                                                       19,995
      12,040         Whitbread Plc Class A (Limited Voting)                                                                 114,753
     128,180         Wilson (Connolly) Holdings Plc                                                                         317,835
     352,235         Wimpey (George) Plc                                                                                    578,629
       5,333         Wolseley                                                                                                31,158
                                                                                                                         45,554,768
                     TOTAL STOCK AND EQUIVALENTS (Cost $182,285,614)                                                    182,370,072

 PAR VALUE           SHORT-TERM INVESTMENTS - 6.6%

$  9,800,000         First National Bank of Chicago Time Deposit, 5.81%. due 9/1/95                                       9,800,000
     900,000         Republic Bank of New York Time Deposit, 5.81% due 9/1/95                                               900,000
   2,375,000         U.S. Treasury Bill, 5.22% due 12/14/95 (c)                                                           2,338,568
                                                                                                                         13,038,568

                     TOTAL SHORT-TERM INVESTMENTS (Cost $13,018,412)                                                     13,038,568

                     TOTAL INVESTMENTS - 98.2%
                     (Cost $195,304,026) * *                                                                            195,408,640

                     Other Assets and Liabilities (net) -  1.8%                                                           3,615,373

                     TOTAL NET ASSETS - 100.0%                                                                       $  199,024,013


                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     ADR American Depositary Receipt
                     (a)    Security is valued by management (Note 1).
                     (b)    Restricted security - This security is restricted as
                            to resale. At August 31, 1995, restricted securities
                            amounted to $424,307 or 0.2% of net assets.
                     (c)    This security is held as collateral for open futures
                            contracts.
                     **     The aggregate  identified  cost for federal income
                            tax  purposes is  $195,304,026,  resulting  in gross
                            unrealized    appreciation   and   depreciation   of
                            $17,450,099 and $17,345,485,  respectively,  and net
                            unrealized    appreciation    of    $104,614.    See
                            accompanying notes to the financial  statements.  At
                            August 31, 1995, industry sector  diversification of
                            the Fund's equity investments was as follows:


                                                             PERCENTAGE OF
INDUSTRY SECTOR                                               NET ASSETS
Services                                                         11.5 %
Transportation                                                   11.0
Construction                                                     10.7
Machinery                                                         7.5
Retail Trade                                                      6.1
Oil and Gas                                                       6.0
Consumer Goods                                                    4.9
Utilities                                                         3.8
Food and Beverage                                                 3.3
Banking                                                           3.1
Chemicals                                                         2.9
Paper and Allied Products                                         2.8
Metals and Mining                                                 2.5
Health Care                                                       2.5
Technology                                                        2.5
Aerospace                                                         2.2
Textiles                                                          1.6
Telecommunications                                                1.5
Primary Processing                                                1.3
Automotive                                                        0.9
Pharmaceuticals                                                   0.7
Miscellaneous                                                     0.6
Insurance                                                         0.5
Real Estate                                                       0.4
Financial Services                                                0.3
Electric                                                          0.4
Manufacturing                                                     0.1
                                                                 91.6 %




              See accompanying notes to the financial statements.




GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31,1995 (UNAUDITED)

ASSETS:
                Investments, at value (cost $182,285,614) (Note 1)                    $        182,370,072
                Short-term investments, at value (cost $13,018,412) (Note 1)                    13,038,568
                Foreign currency, at value (cost $1,724,917) (Note 1)                            1,660,161
                Cash                                                                                64,463
                Receivable for Fund shares sold                                                  2,373,000
                Dividends and interest receivable                                                  261,341
                Receivable for variation margin on open futures contracts (Note 6)                 112,776
                Receivable for open forward foreign currency contracts (Note 6)                    436,022
                Receivable for foreign tax reclaims                                                 97,397
                Receivable for expenses waived or borne by Manager (Note 2)                        127,015

                         Total assets                                                          200,540,815


LIABILITIES:
                Payable for investments purchased                                                   57,389
                Payable for open forward foreign currency contracts (Note 6)                     1,113,381
                Payable to affiliate for management fee  (Note 2)                                  205,345
                Accrued expenses                                                                   140,687

                         Total liabilities                                                       1,516,802


NET ASSETS     (equivalent to $12.68 per share based
                on 15,691,530 shares outstanding, unlimited shares authorized)        $        199,024,013

NET ASSETS CONSIST OF:
                Paid-in capital                                                       $        195,623,335
                Accumulated undistributed net investment income                                  3,137,700
                Accumulated undistributed net realized gain                                         86,339
                Net unrealized appreciation                                                        176,639

                         NET ASSETS                                                   $        199,024,013


              See accompanying notes to the financial statements.





GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
            Dividends (net of foreign tax expense of $403,092)                    $            2,990,500
            Interest                                                                             167,555

                       Total income                                                            3,158,055
EXPENSES:
            Management fee (Note 2)                                                            1,203,901
            Custodian fees                                                                       215,450
            Audit fees                                                                            23,942
            Transfer agent fees                                                                   13,800
            Stamp duties and transfer taxes                                                        4,460
            Legal fees                                                                             3,590
            Insurance                                                                              1,014
            Registration fees                                                                        940
            Trustee fee (Note 2)                                                                     368
            Miscellaneous                                                                            278

                       Total expenses                                                          1,467,743

                       Less:  expenses waived or borne by Manager (Note 2)                      (740,931)

                       Net expenses                                                              726,812

                                 Net investment income                                         2,431,243
REALIZED AND  UNREALIZED  GAIN (LOSS):

                       Net realized gain (loss) on:
                                 Investments                                                     578,108
                                 Closed futures contracts                                        568,091
                                 Foreign currency, forward contracts and foreign
                                       currency related transactions                          (1,037,120)
                                          Net realized gain                                      109,079

                       Change in net unrealized appreciation (depreciation) on:
                                 Investments                                                   8,884,325
                                 Open futures contracts                                          821,868
                                 Foreign currency, forward contracts and foreign
                                       currency related transactions                             (13,549)
                                          Net unrealized gain                                  9,692,644

                       Net realized and unrealized gain                                        9,801,723
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $      12,232,966

              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                             AUGUST 31, 1995          YEAR ENDED
                                                                               (UNAUDITED)         FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
             Net investment income                                        $          2,431,243   $         2,536,514
             Net realized gain                                                         109,079             9,647,409
             Change in net unrealized appreciation (depreciation)                    9,692,644           (31,826,852)

             Net increase (decrease) in net assets
                         resulting from operations                                  12,232,966           (19,642,929)

Distributions to shareholders from:
             Net investment income                                                  -                     (2,988,635)
             Net realized gains                                                     (1,004,007)          (13,044,663)

                                                                                    (1,004,007)          (16,033,298)

Fund share transactions:  (Note 4)
             Proceeds from sale of shares                                           25,195,063           110,097,988
             Net asset value of shares issued to shareholders
                         in payment of distributions declared                          972,321            14,268,183
             Cost of shares repurchased                                            (24,557,530)          (35,149,466)

             Net increase in net assets resulting
                         from Fund share transactions                                1,609,854            89,216,705

             Total increase in net assets                                           12,838,813            53,540,478

NET ASSETS:
             Beginning of period                                                   186,185,200           132,644,722

             End of period (including accumulated undistributed
                         net investment income of $3,137,700 and
                         $706,457, respectively)                          $        199,024,013   $       186,185,200




              See accompanying notes to the financial statements.


GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS ENDED
                                                               AUGUST 31, 1995           YEAR ENDED FEBRUARY 28/29
                                                               (UNAUDITED)       1995          1994          1993         1992 *

NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.95       $ 14.45       $  8.91       $  9.62       $ 10.00

Income (loss) from investment operations:
  Net investment income (a)                                         0.15          0.18          0.15          0.35          0.06
  Net realized and unrealized gain (loss)                           0.65         (1.52)         5.59         (0.68)        (0.43)

    Total from investment operations                                0.80         (1.34)         5.74         (0.33)        (0.37)

Less distributions to shareholders from:
  Net investment income                                             --           (0.20)        (0.12)        (0.38)        (0.01)
  Net realized gains                                               (0.07)        (0.96)        (0.08)         --            --
     Total distributions                                           (0.07)        (1.16)        (0.20)        (0.38)        (0.01)

NET ASSET VALUE, END OF PERIOD                                   $ 12.68       $ 11.95       $ 14.45       $  8.91       $  9.62

TOTAL RETURN (B)                                                    6.69%        (9.66%)       64.67%        (3.30%)       (3.73%)

RATIOS/SUPPLEMENTAL DATA:

                      Net assets, end of period (000's          $199,024      $186,185      $132,645       $35,802       $24,467
                      Net expenses to average
                            daily net assets (a)                    0.75%**       0.76%(c)      0.75%         0.75%       0.85%**
                      Net investment income to average
                            daily net assets (a)                    2.52%**       1.45%         1.50%         4.02%       1.91%**
                      Portfolio turnover rate                          5%           58%           38%           20%          1%

*      For the period  from the  commencement  of  operations,  October 15, 1991 through February 29, 1992.
**     Annualized.
(a)    Net of fees and  expenses  voluntarily  waived or borne by the Manager of
       the following per share amounts:                         $   0.05      $   0.08      $  0.09        $  0.09       $  0.05
(b)    Calculation excludes  subscription and redemption fees. The total returns would have been lower had certain  expenses  not been  waived  during the periods shown.
(c)    Includes  stamp  duties  and  transfer  taxes not  waived or borne by the
       Manager, which approximate .01% of average daily net assets.

              See accompanying notes to the financial statements.



GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract with the same broker, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 5, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

     FUTURES CONTRACTS
     The Fund may purchase index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. There is no premium incurred on reinvested distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 1.25% of the amount invested. In the case of cash redemptions, the premium is .75% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $106,657, in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 1.25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including management and custody fees but excluding brokerage commissions and transfer taxes) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES
     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $8,500,691 and $21,200,087, respectively.

4.   SHARE TRANSACTIONS
     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                  August 31, 1995                 Year Ended
                                                                    (Unaudited)               February 28, 1995

      Shares sold                                                     2,011,931                    7,848,879
      Shares issued to shareholders in reinvestment
        of distributions                                                79,633                    1,117,555
      Shares repurchased                                             (1,985,467)                  (2,560,141)
      Net increase                                                      106,097                    6,406,293
      Fund shares:
         Beginning of period                                         15,585,433                    9,179,140
         End of period                                               15,691,530                   15,585,433


5.   FINANCIAL INSTRUMENTS
     A summary of outstanding financial instruments at August 31, 1995 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                     In Exchange for         Net Unrealized
     Settlement                               Units of             (in U.S. Dollars)           Appreciation
        Date         Deliver/Receive          Currency                      (Note 1)         (Depreciation)
    Sales
          2/1/96   British Pounds                6,200,000    $            9,830,960    $           116,462
         12/1/95   Deutsche Marks                6,675,000                 4,481,983               (79,313)
          2/1/96   Deutsche Marks                1,450,000                   971,720               (21,907)
         10/2/95   Swiss Francs                  5,100,000                 4,554,385                319,560
                                                                                        $           334,802
    Buys
         11/1/95   Japanese Yen                692,000,000    $            8,063,154    $         (940,845)
         11/6/95   Norwegian Kroner             13,300,000                 2,145,196               (71,316)
                                                                                        $       (1,012,161)

FUTURES CONTRACTS

                                                                                                  Net Unrealized
      Number of                                                                                     Appreciation
      Contracts         Type              Expiration Date          Contract Value                 (Depreciation)
        Buys
         12             All-Ords          September 1995       $              486,976      $             (3,150)
        111             IBEX              September 1995                      304,807                      (185)
         49             TOPIX             September 1995                    7,153,650                    817,588
         27             TOPIX             December 1995                     3,952,833                     64,399
                                                                                           $             878,652
       Sales
          9             FT - SE 100       September 1995                    1,210,506      $            (16,512)
         72             Hang Seng         September 1995                    4,248,288                   (40,272)
                                                                                           $            (56,784)

     At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO JAPAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)


   SHARES               DESCRIPTION                                                                                 VALUE ($)
                        STOCK AND EQUIVALENTS - 96.7%
                        AUTOMOTIVE - 7.2%
         21,000         Fuji Heavy Industries Ltd *                                                                          83,841
         14,000         Honda Motor Co Ltd                                                                                  248,736
        192,000         Mazda Motor Corp (a) *                                                                              795,957
        503,000         Nissan Motor Co Ltd                                                                               3,852,045
        112,000         Toyota Motor Corp                                                                                 2,218,614
                                                                                                                          7,199,193
                        BANKING - 4.4%
         78,000         Asahi Bank Ltd                                                                                      812,376
         30,000         Bank of Fukoka                                                                                      242,916
         29,000         Bank of Tokyo (a)                                                                                   447,133
          4,000         Bank of Yokohama Ltd                                                                                 31,409
          7,000         Daiwa Bank Ltd (a)                                                                                   57,252
         14,000         Gunma Bank                                                                                          145,811
         20,000         Hiroshima Bank Ltd                                                                                  110,073
         14,000         Mitsubishi Trust & Banking Corp                                                                     233,012
         35,000         Sanwa Bank Ltd                                                                                      668,300
         74,000         Sumitomo Trust & Banking Co Ltd                                                                   1,004,952
         20,000         Tokai Bank                                                                                          222,597
          2,000         Yamaguchi Bank Ltd                                                                                   34,717
         68,000         Yasuda Trust and Banking Co Ltd                                                                     441,599
                                                                                                                          4,452,147
                        CHEMICALS - 4.6%
         30,000         Dai Nippon Ink & Chemicals                                                                          132,945
         42,000         Daicel Chemical Industries Ltd                                                                      229,009
         39,000         Denki Kagaku Kogyo *                                                                                132,608
         20,000         Japan Synthetic Rubber Co Ltd                                                                       114,362
         14,000         Kansai Paint Co Ltd                                                                                  67,187
         35,000         Kureha Chemical Industry Co Ltd                                                                     154,031
         96,000         Mitsubishi Gas Chemical Co Inc                                                                      401,899
        369,000         Mitsubishi Kasei Corp                                                                             1,687,977
         23,000         Mitsubishi Rayon Co                                                                                  95,349
         64,000         Mitsui Petrochemical Industries Ltd                                                                 490,121
          8,000         Shin-Etsu Chemical Co Ltd                                                                           159,289
        162,000         Teijin Ltd                                                                                          785,725
          3,000         Toagosei Chemical Industry Co Ltd                                                                    15,286
         18,000         Toray Industries Inc                                                                                117,078
          5,000         Toyo Ink Manufacturing Co Ltd                                                                        28,284
                                                                                                                          4,611,150
                        CONSTRUCTION - 7.4%
         68,000         Aoki Corp *                                                                                         331,198
          2,000         Chudenko Corp                                                                                        78,624
          5,800         Daito Trust Construction Co                                                                          72,252
         90,000         Fujita Corp                                                                                         457,650
         42,000         Haseko Corp                                                                                         192,985
         20,000         Hazama-Gumi Ltd                                                                                      91,081
         14,000         INAX Corp                                                                                           139,378
         35,000         Kajima Corp                                                                                         353,091
        100,000         Kumagai Gumi Co Ltd                                                                                 476,847
         24,000         Maeda Corp (a)                                                                                      257,314
         14,000         Nichiei Co Ltd                                                                                       58,324
          6,000         Nihon Cement Co Ltd                                                                                  38,291
         29,000         Obayashi Corp                                                                                       227,712
         10,000         Okumura Corp                                                                                         95,982
         14,000         Onoda Cement Co Ltd                                                                                  71,047
          4,000         Sanwa Shutter Corp                                                                                   30,183
        112,000         Sekisui Chemical Co Ltd                                                                           1,406,647
        108,000         Sekisui House Ltd                                                                                 1,356,410
         21,000         Shimizu Corp                                                                                        220,861
         48,000         Sumitomo Osaka Cement Co                                                                            192,618
        121,000         Taisei Corp                                                                                         815,439
         27,000         Tokyu Construction Co Ltd                                                                           141,982
          5,000         Tostem Corp                                                                                         156,226
          8,000         Toto                                                                                                116,812
                                                                                                                          7,378,954
                        CONSUMER GOODS  - 6.2%
          8,000         Ajinomoto Co Inc                                                                                     82,504
         18,000         Ezaki Glico Co Ltd                                                                                  156,226
         56,000         Fuji Photo Film Co Ltd                                                                            1,400,929
          2,000         Hitachi Maxell Ltd                                                                                   32,062
          8,000         Kao Corp                                                                                             92,306
         37,000         Konica Corp                                                                                         263,706
          1,700         Nintendo Co Ltd                                                                                     105,887
         10,000         Olympus Optical Co Ltd                                                                               90,672
        332,000         Sanyo Electric Co Ltd                                                                             1,830,602
         20,000         Sony Corp                                                                                         1,090,519
         67,000         Victor Co of Japan Ltd *                                                                            827,794
         13,000         Yakult Honsha Co Ltd                                                                                179,200
          7,000         Yamaha Corp                                                                                          92,919
                                                                                                                          6,245,326
                        ELECTRIC - 5.5%
         10,000         Alps Electric Co Ltd                                                                                123,551
        162,000         Matsushita Electric Industrial Co Ltd                                                             2,530,862
         62,000         Matsushita Electric Works Ltd (a)                                                                   639,404
        251,000         Mitsubishi Electric Corp                                                                          1,878,624
         56,000         Tokyo Electric Co Ltd *                                                                             260,173
         10,000         Yokogawa Electric Corp                                                                               93,940
                                                                                                                          5,526,554
                        FINANCIAL SERVICES - 1.0%
          7,000         Kankaku Securities Co Ltd *                                                                          26,017
         46,000         Mitsui Trust & Banking Co Ltd                                                                       474,396
          6,000         New Japan Securities Co Ltd *                                                                        31,552
         33,000         Nippon Shinpan Co                                                                                   212,284
         43,000         Yamaichi Securities Co Ltd                                                                          276,173
                                                                                                                          1,020,422
                        FOOD AND BEVERAGE - 3.5%
         45,000         Asahi Breweries Ltd (a)                                                                             519,222
            125         Japan Tobacco Inc                                                                                 1,058,100
          8,000         Katokichi Co Ltd                                                                                    147,853
         64,000         Kirin Brewery Co Ltd Com                                                                            666,565
          5,000         Marudai Food Co Ltd                                                                                  35,687
          5,000         Mercian Corp                                                                                         34,717
         16,000         Nippon Meat Packers                                                                                 220,554
         59,000         Nippon Suisan Kaisha Ltd *                                                                          275,315
          1,000         Nissin Food Products                                                                                 22,872
          7,700         QP Corporation                                                                                       65,100
         16,000         Sapporo Breweries Ltd (a)                                                                           145,403
         27,000         Snow Brand Milk                                                                                     187,196
         10,000         Takara Shuzo Co                                                                                      80,462
          2,000         Yamazaki Baking Co Ltd                                                                               35,534
                                                                                                                          3,494,580
                        HEALTH CARE - 2.4%
         18,000         Daiichi Seiyaku Co Ltd                                                                              248,124
         10,000         Eisai Co Ltd                                                                                        161,332
          8,000         Green Cross Corp                                                                                     62,082
          7,000         Hoya Corp                                                                                           200,848
         21,000         Kyowa Hakko Kogyo Co Ltd                                                                            203,921
         21,000         Lion Corp (a)                                                                                       119,865
         21,000         Sankyo Co Ltd                                                                                       467,453
         21,000         Shionogi and Co Ltd                                                                                 189,769
         64,000         Shiseido Co Ltd                                                                                     666,565
          2,000         Unicharm                                                                                             41,048
                                                                                                                          2,361,007
                        INSURANCE - 0.4%
         21,000         Dai Tokyo Fire and Marine Insurance Co Ltd                                                          139,378
         21,000         Nichido Fire & Marine                                                                               166,182
          8,000         Sumitomo Marine & Fire Insurance                                                                     60,775
                                                                                                                            366,335
                        MACHINERY - 3.2%
          8,000         Aida Engineering Ltd                                                                                 59,223
         33,000         Aisin Seiki Co Ltd                                                                                  404,350
         77,000         Amada Co Ltd                                                                                        801,960
         21,000         Daikin Industries Ltd                                                                               182,907
         24,000         Furukawa Electric Co Ltd                                                                            138,214
          8,000         Hitachi Cable Ltd                                                                                    59,631
         55,000         Komatsu Ltd                                                                                         453,209
         24,000         Koyo Seiko Co Ltd                                                                                   215,408
          2,000         Kurita Water Industries                                                                              53,913
          5,000         Makino Milling Machine Co Ltd *                                                                      37,270
         21,000         Minebea Co Ltd                                                                                      162,965
         23,000         NHK Spring Co Ltd                                                                                   107,561
         42,000         NSK Ltd                                                                                             282,616
         32,000         Stanley Electric Ltd (a)                                                                            213,366
                                                                                                                          3,172,593
                        METALS AND MINING - 2.1%
        207,000         Mitsubishi Materials Corp                                                                         1,027,232
         18,000         Mitsui Mining Ltd *                                                                                  79,767
         70,000         Nippon Sheet Glass Co Ltd                                                                           317,353
         13,000         Nitto Denko Corp (a)                                                                                205,749
          7,000         Sumitomo Coal Mining Ltd                                                                             36,381
         13,000         Toyo Seikan Kaisha Ltd                                                                              439,373
                                                                                                                          2,105,855
                        OIL AND GAS - 7.6%
          8,700         Arabian Oil Co                                                                                      361,556
        103,000         Cosmo Oil Co Ltd                                                                                    536,376
         56,000         General Sekiyu K K                                                                                  540,358
        179,000         Japan Energy Co Ltd                                                                                 557,462
         73,000         Mitsubishi Oil Co (a)                                                                               625,384
        471,000         Nippon Oil Co Ltd                                                                                 2,659,550
         60,400         Showa Shell Sekiyu                                                                                  531,009
         42,000         Teikoku Oil Co                                                                                      260,316
        105,000         Toa Nenryo Kogyo K K                                                                              1,576,045
                                                                                                                          7,648,056
                        PAPER AND ALLIED PRODUCTS - 0.4%
         37,000         Mitsubishi Paper Mills                                                                              213,080
         24,000         Settsu Corp *                                                                                        74,253
         10,000         Sumitomo Forestry                                                                                   158,268
                                                                                                                            445,601
                        PHARMACEUTICALS - 3.2%
         16,000         Banyu Pharmaceutical Co Ltd                                                                         176,444
         10,000         Chugai Pharmaceutical Co                                                                             95,471
          7,000         Dainippon Pharmaceutical Co Ltd                                                                      70,904
         83,000         Fujisawa Pharmaceutical Co Ltd                                                                      830,551
          3,000         Kaken Pharmaceutical Co Ltd                                                                          28,733
          5,000         Kissei Pharmaceutical Co                                                                            159,800
          4,000         Mochida Pharmaceutical                                                                               57,589
          5,000         Nippon Kayaku Co Ltd                                                                                 30,939
          5,000         Ono Pharmaceutical Co Ltd                                                                           199,622
         17,000         Taisho Pharmaceutical Co Ltd                                                                        302,037
         46,000         Takeda Chemical Industries Ltd                                                                      620,003
         24,000         Tanabe Seiyaku Co Ltd                                                                               170,317
         14,000         Terumo Corp                                                                                         109,644
         17,000         Yamanouchi Pharmaceutical Co Ltd (a)                                                                359,320
          4,000         Yoshitomi Pharmaceutical                                                                             34,717
                                                                                                                          3,246,091
                        PRIMARY PROCESSING - 1.2%
         18,000         Daido Steel Co Ltd                                                                                   90,979
         29,000         Nippon Yakin Kogyo Co Ltd *                                                                         145,096
         62,000         Nisshin Steel Co Ltd                                                                                250,697
        246,000         Sumitomo Metal Industries Ltd *                                                                     685,741
                                                                                                                          1,172,513
                        REAL ESTATE - 4.2%
         17,000         Daikyo Inc                                                                                          136,958
         14,000         Daiwa Kosho Lease                                                                                   136,090
         10,000         Heiwa Real Estate (a)                                                                                75,050
        160,000         Mitsubishi Estate                                                                                 1,878,797
         99,000         Mitsui Fudosan Co Ltd                                                                             1,273,702
         49,000         Sumitomo Realty and Development                                                                     359,238
         21,000         Tokyo Tatemono Ltd                                                                                   98,637
         56,000         Tokyu Land Corp                                                                                     291,622
                                                                                                                          4,250,094
                        RETAIL TRADE - 1.6%
          7,000         Hankyu Department Stores (a)                                                                         89,345
          3,000         Joshin Denki Co Ltd                                                                                  38,291
         56,000         Marui Co Ltd                                                                                        983,509
          5,000         Matsuzakaya Co Ltd                                                                                   54,118
         10,000         Nichii Co Ltd                                                                                       114,362
         18,000         UNY Co Ltd (a)                                                                                      286,721
                                                                                                                          1,566,346
                        SERVICES - 7.3%
          8,000         Canon Sales Co Inc                                                                                  213,203
         14,600         CSK Corp                                                                                            435,309
         64,000         Dai Nippon Printing Co Ltd                                                                        1,012,917
         10,000         Hanwa Co Ltd *                                                                                       32,777
          2,000         Intec Inc                                                                                            27,569
         75,000         Itochu Corp                                                                                         465,615
         16,000         Kamigumi Co                                                                                         148,343
          4,000         Kokusai Kogyo Co Ltd                                                                                 37,249
         10,000         Kokuyo Co                                                                                           216,470
          5,000         Kyodo Printing Co Ltd                                                                                57,181
        173,000         Marubeni Corp                                                                                       886,772
         10,000         Mitsubishi Warehouse                                                                                150,100
          8,000         Mitsui-Soko Co Ltd                                                                                   60,122
         29,000         Nissho Iwai Corp                                                                                    116,965
         20,000         Okamoto Industries                                                                                  131,924
          8,000         Secom Co                                                                                            525,246
        172,000         Sumitomo Corp                                                                                     1,605,228
          6,000         Sumitomo Warehouse                                                                                   36,024
         84,000         Toppan Printing Co Ltd                                                                            1,149,334
                                                                                                                          7,308,348
                        TECHNOLOGY - 8.4%
          4,000         Dainippon Screen Manufacturing Co Ltd *                                                              32,593
        143,000         Fujitsu Ltd                                                                                       1,547,761
        315,000         Hitachi Ltd                                                                                       3,441,568
          2,000         Makita Corp                                                                                          32,062
            300         Murata Manufacturing Co Ltd                                                                          11,947
        115,000         NEC Corp (a)                                                                                      1,503,038
          5,000         Omron Corp                                                                                          109,767
         46,000         Ricoh Co Ltd                                                                                        457,957
         16,000         Rohm Co (a)                                                                                         985,143
          5,000         TDK Corp                                                                                            256,803
                                                                                                                          8,378,639
                        TELECOMMUNICATIONS - 0.3%
          6,000         Gakken Co Ltd *                                                                                      39,087
         17,000         Tokyo Broadcasting System Inc                                                                       272,528
                                                                                                                            311,615
                        TEXTILES - 1.4%
         20,000         Kurabo Industries Ltd                                                                                81,483
         40,000         Nisshinbo Industries Inc                                                                            359,014
         20,000         Onward Kashiyama Co Ltd                                                                             265,482
         29,000         Renown Inc *                                                                                         93,276
         13,000         Tokyo Style Co Ltd                                                                                  184,510
         10,000         Tokyu Department Store Co Ltd                                                                        64,430
         26,000         Wacoal Corp                                                                                         307,959
                                                                                                                          1,356,154
                        TRANSPORTATION - 12.6%
          1,000         Dennys Japan                                                                                         27,569
            338         East Japan Railway Co                                                                             1,604,840
         10,000         Fujita Kanko Inc                                                                                    218,512
         32,000         Fukuyama Transporting Co Ltd                                                                        287,864
         99,000         Hankyu Corp (a)                                                                                     555,981
          7,000         Japan Airport Terminal Co Ltd                                                                        80,768
         56,000         Keihin Electric Express Railway (a)                                                                 348,803
         74,000         Keio Teito Electric Railway Co Ltd (a)                                                              436,739
         29,000         Keisei Electric Railway (a)                                                                         235,707
        182,000         Kinki Nippon Railway                                                                              1,495,992
         91,000         Nagoya Railroad Co Ltd (a)                                                                          459,019
         52,000         Nakkai Electric Rail (a)                                                                            359,463
          2,900         Namco (a)                                                                                            74,917
        125,000         Nippon Express Co                                                                                 1,077,245
         81,000         Odakyu Electric Railway (a)                                                                         564,068
          3,000         Royal Co Ltd                                                                                         39,822
         45,000         Sagami Railway (a)                                                                                  201,715
         29,000         Seibu Railway Co Ltd                                                                              1,267,371
         39,000         Seino Transportation Co Ltd (a)                                                                     649,104
          5,000         Shochiku Co (a)                                                                                      56,160
         11,000         Skylark Co Ltd                                                                                      175,218
         99,000         Tobu Railway Co                                                                                     598,438
         10,000         Toei Company                                                                                         66,371
          1,100         Toho Co                                                                                             171,849
         11,000         Tokyo Dome Corp                                                                                     183,081
         20,000         Tokyotokeiba Co                                                                                      79,440
        127,000         Tokyu Corp                                                                                          894,777
         40,000         Yamato Transport Co  (a)                                                                            416,603
                                                                                                                         12,627,436
                        UTILITIES - 0.6%
         11,600         Chugoku Electric Power Co Inc                                                                       277,163
         11,000         Kyushu Electric Power Co Inc                                                                        263,951
          3,600         Tohoku Electric Power Co Inc                                                                         86,384
                                                                                                                            627,498

                        TOTAL STOCK AND EQUIVALENTS (Cost $95,532,023)                                                   96,872,507

 PAR VALUE              SHORT-TERM INVESTMENTS - 6.6%

$       600,000         First National Bank of Chicago Time Deposit, 5.81%. due 9/1/95                                      600,000
      5,288,750         The Prime Portfolio of Short-Term Investments Co                                                  5,288,750
        690,000         U.S. Treasury Bill, 5.26% due 2/8/96                                                                673,593


                        TOTAL SHORT-TERM INVESTMENTS (Cost $6,540,173)                                                    6,562,343

                        TOTAL INVESTMENTS - 103.3%
                        (Cost $102,072,196) * *                                                                         103,434,850

                        Other Assets and Liabilities (net) - (3.3%)                                                      (3,300,531)

                        TOTAL NET ASSETS - 100.0%                                                                     $ 100,134,319


                        NOTES TO THE SCHEDULE OF INVESTMENTS:

                        ADR American Depositary Receipt

                        (a)  All or a portion of this security is on loan.

                        (b)  This security is held as collateral for open futures contracts.

                        *    Non-income producing security.
                        **   The aggregate identified  cost for federal  income tax
                             purposes is $102,072,196, resulting in gross unrealized
                             appreciation   and   depreciation   of  $4,903,141  and
                             $3,540,487,    respectively,    and   net    unrealized
                             appreciation of $1,362,654.

              See accompanying notes to the financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

ASSETS:
               Investments, at value (cost $95,532,023) (Note 1)                                                      $  96,872,507
               Short-term investments, at value (cost $1,251,423) (Note 1)                                                6,562,343
               Foreign currency, at value (cost $2,589,915) (Note 1)                                                      2,449,865
               Cash                                                                                                          99,287
               Receivable from variation margin on open futures contracts                                                   166,301
               Dividends and interest receivable                                                                             50,913
               Receivable for expenses waived or borne by Manager (Note 2)                                                    6,107

                         Total assets                                                                                   106,207,323


LIABILITIES:
               Payable upon return of securities loaned (Note 1)                                                          5,288,750
               Payable for investments purchased                                                                            675,984
               Payable to affiliate for management fee  (Note 2)                                                             47,891
               Accrued expenses                                                                                              60,379

                         Total liabilities                                                                                6,073,004


NET ASSETS (equivalent to $9.69 per share based
  on 10,333,221 shares outstanding, unlimited shares authorized)                                                      $ 100,134,319


NET ASSETS CONSIST OF:
               Paid-in capital                                                                                        $  87,478,963
               Distributions in excess of net investment income                                                            (411,556)
               Accumulated undistributed net realized gain                                                               11,742,908
               Net unrealized appreciation                                                                                1,324,004

                         NET ASSETS                                                                                   $ 100,134,319

              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
        Dividends (net of foreign tax expense of $50,723)                        $               293,006
        Interest (including securities lending income of $17,486)                                 52,715

                   Total income                                                                  345,721

EXPENSES:
        Management fee (Note 2)                                                                  270,489
        Custodian fees                                                                            83,192
        Audit fees                                                                                24,932
        Transfer agent fees                                                                       13,800
        Stamp duties and transfer taxes                                                            2,250
        Registration                                                                               1,002
        Legal fees                                                                                   564
        Insurance                                                                                    368
        Trustee fee (Note 2)                                                                          94
        Miscellaneous                                                                                 94

                   Total expenses                                                                396,785

                   Less:  expenses waived or borne by Manager (Note 2)                           (40,854)

                   Net expenses                                                                  355,931

                              Net investment loss                                                (10,210)
REALIZED AND UNREALIZED GAIN (LOSS):

                   Net realized gain (loss) on:
                              Investments                                                         (8,690)
                              Closed futures contracts                                               262
                              Foreign currency and foreign currency related
                                      transactions                                               103,488
                                         Net realized gain                                        95,060

                   Change in net unrealized appreciation (depreciation) on:
                              Investments                                                      3,982,090
                              Open futures contracts                                              95,233
                              Foreign currency and foreign currency related
                                 transactions                                                   (151,017)
                                         Net unrealized gain                                   3,926,306

                   Net realized and unrealized gain                                            4,021,366
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $             4,011,156

              See accompanying notes to the financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                        AUGUST 31, 1995        YEAR ENDED
                                                                          (UNAUDITED)       FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
        Net investment loss                                          $          (10,210)  $           (92,986)
        Net realized gain                                                        95,060           151,486,989
        Change in net unrealized appreciation (depreciation)                  3,926,306          (156,391,026)

        Net increase (decrease) in net assets resulting from
           operations                                                         4,011,156            (4,997,023)

Distributions to shareholders:
        From net realized gains                                                -                  (42,616,601)
                                                                               -                  (42,616,601)

Fund share transactions:  (Note 4)
        Proceeds from sale of shares                                         36,000,000            95,499,568
        Net asset value of shares issued to shareholders
            in payment of distributions declared                               -                   41,776,818
        Cost of shares repurchased                                             -                 (479,890,795)

        Net  increase (decrease) in net assets resulting
           from Fund share transactions                                      36,000,000          (342,614,409)

        Total increase (decrease) in net assets                              40,011,156          (390,228,033)

NET ASSETS:
        Beginning of period                                                  60,123,163           450,351,196

        End of period (including distributions in excess of net
                 investment income of $411,556 and $401,346,
                 respectively)                                       $      100,134,319   $        60,123,163

              See accompanying notes to the financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1995                        YEAR ENDED FEBRUARY 28/29,
                                                    (UNAUDITED)       1995          1994        1993          1992        1991 *

NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.12      $  11.13      $  7.37      $  7.73      $   9.48      $ 10.00

Income (loss) from investment operations:
  Net investment income (loss) (a)                       -              - (d)         --         0.01          --          (0.01)
  Net realized and unrealized gain (loss)                0.57         (1.08)        3.94        (0.36)        (1.74)       (0.39)

    Total from investment operations                     0.57         (1.08)        3.94        (0.35)        (1.74)       (0.40)

Less distributions to shareholders:
  From net investment income                             -               --           --        (0.01)         --           --
  In excess of net investment income                     -               --         (0.01)        --           --           --
  From net realized gains                                -            (0.93)        (0.17)        --           --           --
  From paid-in capital (c)                               -               --           --          --         (0.01)        (0.12)

    Total distributions                                  -            (0.93)        (0.18)      (0.01)       (0.01)        (0.12)

NET ASSET VALUE, END OF PERIOD                      $   9.69       $   9.12      $  11.13      $ 7.37     $   7.73      $   9.48

TOTAL RETURN (B)                                        6.25%       (10.62%)        53.95%      (4.49%)     (18.42%)      (3.79%)

RATIOS/SUPPLEMENTAL DATA:

           Net assets, end of period (000's)       $ 100,134       $ 60,123      $ 450,351  $ 306,423     $129,560    $  60,509
           Net expenses to average
                    daily net assets (a)                1.00%**     0.83%             0.87%      0.88%        0.93%       0.95%**
           Net investment income to average
                    daily net assets (a)               (0.03%)**   (0.02%)           (0.01%)     0.12%       (0.11%)     (0.32%) **
           Portfolio turnover rate                         0%         60%                8%        17%          25%         11%


*    For the period from the  commencement  of operations,  June 8, 1990 through
     February 28, 1991.
**   Annualized
(a)  Net of fees and expenses  voluntarily waived or borne by the Manager of the
     following per share amounts:                      $ 0.01       $ 0.01           $ 0.01    $ 0.01       $ 0.01       $ 0.01
(b)  Calculation  excludes  subscription  and redemption fees. The total returns would have been  lower had  certain  expenses  not been  waived  during the periods presented.
(c)  Return of capital for book purposes only. A  distribution  was required for tax purposes to avoid the payment of federal excise tax.
(d)  Based on average month end shares outstanding.

              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURES CONTRACTS
     The Fund may purchase Japanese futures contracts. Japanese futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash and U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in commitment value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract with the same broker, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At August 31, 1995, there were no outstanding forward currency contracts.

     OPTIONS
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $4,990,483, collateralized by cash in the amount of $5,288,750, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income has been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains, if any, at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .40% of the amount invested. In the case of cash redemptions, the premium is .70% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995 the Fund received $24,000 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management fee but excluding brokerage commissions, transfer taxes and custodian fees) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $94. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $41,254,120 and $41,940, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 94% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                  Six Months Ended                Year Ended
                                                                  August 31, 1995             February 28, 1995
                                                                    (Unaudited)
     Shares sold                                                     3,741,979                   8,607,105
     Shares issued to shareholders in reinvestment
        of distributions                                                    --                   4,075,787
     Shares repurchased                                                     --                 (46,537,969)
     Net increase (decrease)                                         3,741,979                 (33,855,077)

     Fund shares:
       Beginning of period                                           6,591,242                  40,446,319
       End of period                                                 10,333,221                  6,591,242


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995 is as follows:

     FUTURES CONTRACTS

   Number of                                                         Net Unrealized
   Contracts       Type          Expiration Date     Contract Value   Appreciation
   Buys
     9             TOPIX         September 1995      $   1,313,936     $    82,627
     5             TOPIX         December 1995             732,006          12,606
                                                                       $    95,233


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

 SHARES          DESCRIPTION                                                         VALUE ($)
                 STOCK AND EQUIVALENTS - 89.6%
                 ARGENTINA - 5.3%
     6,446,978   Acindar Industria Argentina de Aceros SA Class A *                 4,585,865
     7,031,520   Alpargatas SA *                                                    2,849,048
       749,900   Astra Cia Argentina                                                1,301,662
       731,815   Atanor Cia Naci *                                                  1,500,896
    10,199,657   Cia Celulosa Argentina SA Class B *                                3,857,206
       858,556   Ciadea SA (Bearer)                                                 3,521,664
       172,954   Corcemar Class B *                                                   865,159
        83,622   Fiplasto Class B                                                     217,515
       194,381   Garovaglio Y Zorraquin *                                             637,857
     1,874,900   Indupa SA Industrial y Comercial *                                 1,069,174
       392,906   Industrias Petroq Koppers *                                        1,729,565
       327,321   Juan Minetti SA (1 Vote)                                           1,038,075
     1,823,160   Ledesma SA                                                         2,061,098
        67,983   Pirelli Cables Industria *                                           133,987
       688,358   Polledo  *                                                           592,254
       450,430   Quimica Estrella Class B                                             292,911
       468,308   Rigolleau Christalerias Preferred *                                  243,630
     6,679,418   Siderca                                                            5,446,176
        15,703   YPF Sociedad Anonima ADR                                             276,765
                                                                                   32,220,507
                 BRAZIL - 13.0%
    65,000,000   Acesita Cia Acos Espec Preferred                                     489,185
     5,521,000   Acos Villares SA Preferred                                         2,016,570
   170,000,000   Avipal SA Common                                                     429,451
   199,446,000   Banco de Brasil SA Preferred *                                     3,186,769
   354,319,000   Banco Estado Sao Paulo Preferred *                                 2,647,929
   148,940,000   Banco Nacional Preferred                                           2,712,133
     4,400,000   Belgo Mineira Common (Registered)                                    426,037
     7,770,000   Belgo Mineira Preferred (Registered)                                 654,281
        55,136   Brahma Preferred New *                                                14,543
     3,000,000   Brahma Preferred (Registered)                                      1,120,994
     2,319,000   Brasinca Industrial SA Preferred                                     432,044
     7,802,000   Caemi Min E Metal Preferred                                          613,451
    50,700,000   Cemig Preferred                                                    1,147,361
    35,700,000   Cia Energetica de Sao Paulo SA Preferred (Registered) *            1,333,982
    90,500,000   Cia Hering Preferred (Registered)                                    995,448
     1,770,000   Cimento Port Itau Preferred (Registered)                             530,972
        51,400   Cofap Cia Fabricadora Pecas Preferred                                378,717
    75,000,000   Companhia Paranaense Common                                          603,126
     2,236,000   Copene-Petroquimica do Nordeste SA Class A Preferred               1,470,975
     6,700,000   Duratex Preferred                                                    352,401
    60,053,771   Electrobras Class B Preferred (Registered)                        16,561,326
     9,800,000   Electrobras Common                                                 2,712,910
     1,300,000   Iochpe Maxion Preferred                                              435,135
   147,000,000   Iparanga Brasil De Petroleo Preferred                              1,547,287
     2,380,000   Itaubanco Preferred (Registered)                                     749,034
       395,000   Klabin Preferred                                                     582,075
    42,420,000   Mesbla Preferred (Registered) *                                    1,374,782
    13,600,000   Metal Leve Industry Preferred 2.50% (Registered)                     267,691
   335,746,000   Olvebra Preferred *                                                   81,282
   141,700,000   Paranapanema Preferred                                             2,088,101
    40,500,000   Petroleo Brasileiro SA Preferred                                   3,900,584
     3,930,000   Sider Tubarao Class B Preferred                                    2,709,489
    56,700,000   Siderurgica Nacional Common                                        1,265,239
    31,700,000   Siderurgica Riograndense Preferred (Registered)                      707,373
        16,000   Telebras Sponsored ADR                                               660,000
   410,031,000   Telecomunicacoes Brasileiras SA Common                            15,105,610
    93,200,000   Telecomunicacoes Brasileiras SA Preferred                          4,041,724
       249,222   Telecomunicacoes de Sao Paulo SA Preferred                            40,923
   857,400,000   Usiminas Preferred                                                   875,404
       251,000   Varig Preferred (Registered) *                                       937,898
     1,000,000   Weg Preferred (Registered)                                           513,657
                                                                                   78,713,893
                 CHINA - 1.1%
     6,100,000   Champion Technology                                                  583,129
     1,066,000   Chengdu Telecom Cable  *                                             275,417
       866,650   China First Pencil Class B                                           282,528
        24,000   China Tire Hldgs Ltd                                                 219,000
     4,526,000   Maanshan Iron & Steel Series H                                       754,236
     2,070,000   Qingling Motor Co Ltd                                                541,500
     1,172,900   Shanghai Chlor-Alkali Chemical Co Series B                           368,291
     1,639,990   Shanghai Erfangji Textile Class B *                                  285,358
       434,160   Shanghai Haixin Co Class B                                           184,952
     2,408,000   Shanghai Haixin Shipping Class H                                     264,410
     1,140,100   Shanghai Hero Co Ltd Class B                                         348,871
     1,000,000   Shanghai Petrochemical Co Series H                                   326,185
       437,800   Shanghai Phoenix Bicycle Series B                                     91,938
       612,500   Shenzhen China Bicycle Co Class B                                    213,635
       770,000   Shenzhen Konka Electronic B  *                                       442,643
       316,000   Sime Darby H.K.                                                      383,723
     4,810,000   Tianjin Bohai Chemical Industry                                      553,016
     1,900,000   Yizheng Chemical Fibre Co                                            564,527
                                                                                    6,683,359
                 CZECH REPUBLIC - 0.7%
        20,300   Ceske Energeticke Zavody  *                                          792,674
        45,700   Czech Republic Fund Inc                                              554,113
         2,300   IPS Praha                                                            183,897
        27,200   Komercni Bank As GDR 144A                                            489,600
           950   Metrostav AS                                                          75,604
         1,600   Sepap AS *                                                           100,558
        13,300   SPT Telecom AS *                                                   1,271,142
         1,380   Stavby Silnic A Zeleznic SA *                                         56,452
         9,600   Synthesia *                                                          295,961
         3,700   Vertex SA *                                                          154,797
                                                                                    3,974,798
                 GREECE - 4.3%
        18,220   Aktor                                                                316,121
        34,820   Alpha Leasing                                                        881,153
        32,400   Aluminum of Greece Preferred 7.83%                                 1,529,452
        11,000   Aluminum of Greece (Registered)                                      535,318
        26,200   Atti-Kat SA                                                          288,268
       750,470   Balkan Export *                                                      444,613
       236,900   Boutaris Wine Co *                                                   973,432
       211,246   Commercial Bank of Greece (Registered)                             7,804,120
        10,029   Credit Bank Athens (Registered)                                      592,467
        50,270   Ergo Bank SA (Registered)                                          2,308,128
       108,880   Etba Leasing (Registered)                                          1,955,902
        87,500   Etma Rayon Manufacturing                                             444,335
        79,600   Hellenic Technodom SA                                              1,876,245
        28,850   Ionian Bank (Registered)                                             656,824
        64,100   Klonatex SA Preferred                                                781,217
        67,975   National Bank of Greece (Registered)                               3,758,199
         6,250   National Investment Bank for Industrial Development (Registered)     132,772
         2,275   National Mortgage Bank of Greece *                                    60,652
        88,750   Petzetakis SA Preferred *                                            319,234
        14,500   Petzetakis SA *                                                       68,724
        83,800   Shelman *                                                            521,294
                                                                                   26,248,470
                 HUNGARY - 0.3%
        25,500   Danubus Hotel (Registered)                                           245,183
        13,771   Egis Gyogysergyar                                                    323,076
         7,600   Graboplast (Registered)                                               93,535
         1,943   Matav  (Registered) *                                                294,428
         8,460   Pannonplast Muanyagipari                                             104,119
        10,000   Pick Szeged (Bearer)                                                 510,750
        11,267   Richter Gedeon Vegyeszeti Gyar                                       199,332
         5,874   Zalakeramia AG                                                       151,363
                                                                                    1,921,786
                 INDIA - 5.9%
       238,000   Arvind Mills Ltd GDR *                                               892,500
        25,000   Ashok Leyland GDR 144A                                               312,500
        55,000   Ashok Leyland Ltd GDR                                                687,500
         7,000   Bajaj Auto GDR 144A                                                  211,750
       185,300   Bombay Dyeing and Manufacturing GDR *                              1,899,325
        95,000   Bombay Dyeing and Manufacturing Warrants 12/2/95 *                   142,500
        45,000   DCW *                                                                315,000
        16,000   Finolex Cables Ltd GDR  *                                            112,000
       166,000   Garden Silk Mills GDR *                                              871,500
        63,500   Grasim Industries Ltd GDS 144A                                     1,476,375
        45,000   Great Eastern Shipping Co GDR 144A                                   360,000
       131,000   Great Eastern Shipping Co GDR *                                    1,048,000
        55,000   Hindalco Industries GDR *                                          1,925,000
        20,000   Hindalco Industry Ltd Warrants 11/2/95                               375,000
       100,000   Hindustan Development Corp GDR  *                                     66,000
       300,000   Hindustan Development Corp GDR 144A                                  198,000
        97,000   Hindusthan Development Corp GDR                                      126,100
        81,000   India Cements GDR                                                    719,280
        30,000   India Fund Inc                                                       292,500
        40,000   Indian Aluminum 144A                                                 280,000
       189,100   Indian Petrochemical GDR  *                                        2,694,675
        20,000   Indian Rayon & Industries GDR *                                      270,000
        90,000   Indo Gulf Fertilizers GDR 144A                                       189,000
       100,000   Indo Gulf Fertilizers GDR                                            210,000
       100,000   Jain Irrigation Systems Ltd EDR *                                    388,000
       176,000   Jct Limited GDR (Registered) *                                     2,244,000
       115,200   Larsen & Toubro GDR *                                              2,246,400
        90,500   Mahindra Mahindra GDR *                                            1,153,875
        87,400   Morgan Stanley India Fund Inc                                        906,775
       100,000   NEPC Micon Ltd GDR 144A                                              160,000
        40,000   Raymond Woolens GDR *                                                680,000
       295,500   Reliance Industries GDR *                                          5,466,750
        50,000   Sanghi Polyesters GDS 144A                                           150,000
       265,000   Siv Industries GDR *                                               1,166,000
       168,500   Southern Petrochemical GDR (Registered) *                          1,474,375
        20,000   Sterlite Industrieltd GDR *                                          270,000
       161,000   TATA Engineering Warrants expires 8/3/96 *                         1,070,650
        43,000   Tube Investment GDR 144A                                             236,500
        25,000   Tube Investments of India GDR                                        137,500
        28,000   Usha Beltron GDR 144A                                                112,000
       655,000   Videocon International GDR *                                       2,259,750
        26,000   Wockhart GDR *                                                       195,000
                                                                                   35,992,080
                 INDONESIA - 6.3%
       428,000   Andayani Megah (Foreign Registered)                                  339,907
     1,746,500   Astra International (Foreign Registered)                           3,486,835
       104,500   Bank Bali Warrants 8/29/00 (Foreign Registered) *                     59,938
       705,375   Bank Bali (Foreign Registered)                                     1,680,576
     1,013,250   Bank Dagang Nasional Ind (Foreign Registered)                      1,028,226
       825,000   Bank Danamon Pt (Foreign Registered)                               1,273,991
       250,400   Bank International Indonesia (Foreign Regestered)                    900,402
       800,250   Bank Private Development Finance (Foreign Registered)                688,501
       700,000   Barito Pacific Timber (Foreign Registered)                           756,673
        50,000   Cipendawa Farm Enterprise (Foreign Registered)                        63,975
       370,000   Ciputrav Devlopment (Foreign Registered)                             808,074
     1,270,000   Dharmala Intiland (Foreign Registered)                               784,469
     2,854,000   Duta Anggada (Foreign Registered)                                  2,046,217
     3,839,000   Gadjah Tunggal (ForeignRegistered)                                 2,794,772
     1,870,000   Great River Industries (Foreign Registered)                        1,175,711
     3,816,500   Hadtex Indosyntec (Foreign Registered)                             2,020,649
     2,373,100   Indah Kiat Pulp and Paper (Foreign Registered) *                   3,271,978
       204,000   Indocement Tunggal (Foreign Registered)                              724,553
        95,700   Indorama Synthetics (Foreign Registered)                             316,678
     2,838,000   Jakarta International Hotel and Development (Foreign Registered)   3,318,200
     2,079,000   JAPFA Comfeed Indonesia (Foreign Registered)                       1,261,251
       223,000   Kawsan Industri Jabeka (Foreign Registered)                          383,719
       552,000   Metrodata Electronics (Foreign Registered)                           401,853
     2,123,500   Multipolar (Foreign Registered)                                    1,124,289
       287,000   Pabrik Kertas Tjiwi (Foreign Registered)                             633,135
     1,991,500   Pan Brothers Textile (Foreign Registered) *                          527,201
     3,498,000   Polysindo Eka Perkasa (Foreign Registered)                         1,543,349
       221,500   Pt Jaya Real Property (Foreign Registered) *                         693,867
     1,258,500   Rig Tenders Indonesia (Foreign Registered)                           263,749
       806,000   Semen Gresik (Foreign Registered)                                  2,418,178
       352,000   Sinar Mas Agro (Foreign Registered)                                  264,019
         2,500   Trafindo Perkasa (Foreign Registered) *                                1,875
     1,859,550   Ungul Indah Corp (Foreign Registered)                              1,558,855
                                                                                   38,615,665
                 KOREA - 9.7%
         5,160   Asia Cement Manufacturing                                            221,028
        57,892   Boram Bank                                                           782,762
         8,860   Central Investment and Finance                                       194,801
        13,215   Cho Hung Bank Co Ltd                                                 175,212
        68,300   Coryo Securities Preferred *                                         781,758
        70,760   Daegu Bank                                                         1,123,082
        11,805   Daegu Bank New *                                                     176,251
       172,400   Daewoo Heavy Ind Ltd Preferred *                                   1,398,019
       151,250   Daewoo Sec Ltd Preferred 15.98% *                                  3,268,248
        24,600   Daihan Investment and Finance Preferred 23.40% *                     397,698
       140,900   Daishin Secs Preferred 18.00% *                                    1,640,067
        47,640   Dong Shin Construction                                               597,656
        12,900   Dongbu Construction Co Preferred *                                   141,813
        29,990   Dongbu Industrial Co Preferred 4.84% *                               274,999
        73,370   Dongbu Steel Preferred *                                           1,053,294
       193,600   Dongsuh Securities Preferred *                                     2,391,205
        17,770   Haitai Confectionary Preferred                                       153,982
        62,120   Haitai Confectionery Co Ltd                                          972,131
        30,000   Han Dok Preferred                                                    174,599
        40,000   Han Wha Corp                                                         641,490
         6,328   Han Wha Corp Preferred New                                           101,484
       111,176   Hana Bank                                                          2,377,660
        94,250   Hanbo Steel & General Construct                                    1,243,339
       108,407   Hanil Bank                                                         1,373,279
        66,000   Hanil Synthetic Fiber Preferred *                                    388,386
         8,500   Hannong                                                              626,617
        33,500   Hanshin Securities Co Preferred *                                    437,597
        16,700   Hanwha Chemical Preferred *                                          155,510
        63,700   Hyundai Motor Service Preferred *                                  1,705,367
        29,350   Inkel                                                                421,346
        31,890   Inkel Corp Preferred                                                 255,301
        48,500   Kang Won Industrial Preferred (Non Voting) *                         461,039
        10,600   Keum Kang Ltd                                                        792,532
        35,000   Kia Motors GDS 144A                                                  647,500
        39,500   Kolon Construction Co Ltd Preferred 2.03% *                          388,257
        41,200   Kolon Industries Preferred *                                         559,493
        21,200   Kolon International Corp *                                           205,639
       246,814   Korea First Bank                                                   2,518,575
        48,290   Korea Fund                                                           977,873
        69,400   Korea Kumho Petrochemical                                            813,197
        68,325   Korea Long Term Credit Bank                                        2,080,546
        69,600   Kum Ho & Co Inc Preferred 2.02% *                                    427,574
        56,800   Kumho Construction & Engineering Preferred *                         454,723
        48,800   Kumho Petrochemical Preferred                                        382,473
         7,106   Kwangju Bank New *                                                    81,886
        34,000   Kwanju Bank                                                          391,800
        20,000   Kyung Nam Bank                                                       239,524
        11,910   Kyungnam Wool Text Preferred *                                       117,067
        54,000   Lg Securities Co Preferred 50.00% *                                  712,364
       122,400   Lucky Chemical Ltd Preferred *                                     1,424,728
        37,400   Oriental Brewing Co Ltd Preferred *                                  377,289
        29,900   Pacific Chemical Co Ltd Preferred *                                  336,433
        28,882   Sam Hee Investment and Finance Co Ltd                                466,923
        31,000   Sam Whan Preferred *                                                 376,875
        65,800   Sammi Corp Preferred *                                               314,873
        33,139   Samsung Display Devices Preferred *                                1,354,576
         4,755   Samsung Electronic New Preferred *                                   406,115
           176   Samsung Electronic New Common *                                       35,572
        50,352   Samsung Electronics Preferred (Non Voting) *                       4,530,833
        35,439   Shin Han Investment and Finance Co Ltd                               806,682
        26,022   Shin Poong Paper Manufacturing                                     1,228,405
        20,161   Shinhan Bank (New) *                                                 393,729
       109,800   Shinhan Bank *                                                     2,577,431
         7,387   Shinhan Investment and Finance Preferred New *                        79,297
        12,700   Shinhan Investment & Financial Preferred                             136,330
        27,000   Shinwon Preferred *                                                  421,657
        92,300   Shinyoung Securities Preferred *                                   1,193,740
        56,600   Ssangyong Investment Securities Co Preferred 59.90% *                724,703
        29,330   STC Corp                                                             660,039
        27,100   STC Corp Preferred (Non Voting) *                                    281,445
         9,350   Sung Bo Chemical Co                                                  279,339
        47,300   Sunkyong Ltd Preferred *                                             593,391
        14,350   Sunkyong Securities                                                  243,126
        70,700   Sunkyong Securities Preferred 13.11% (Non Voting) *                  757,108
        46,060   Tong Yang Cement Corp Preferred *                                    696,976
        22,700   Tong Yang Investment & Financial Preferred *                         278,906
        42,000   Tong Yang Securities Co Preferred 77.36% *                           470,409
                                                                                   59,344,973
                 MALAYSIA - 10.2%
       731,000   Amsteel Corporation Berhad                                           641,639
       584,800   Amsteel New A Shares *                                               513,311
       146,200   Amsteel Rights Expires 10/95 *                                        -
       243,666   Amsteel Rights to Warrants Expire 10/95 *                             -
     1,746,000   Berjaya Group                                                      1,357,611
     1,062,000   Berjaya Industrial Berhad                                            744,890
        94,000   Berjaya Leisure                                                       81,002
       285,000   Cement Industries of Malaysia Berhad                                 930,962
        22,000   Esso Malaysia Bhd                                                     63,928
     2,178,000   Golden Hope Plantations Berhad                                     3,648,914
     1,144,000   Guinness Anchor Berhad                                             2,044,986
     1,243,000   IGB Corp Bhd                                                       1,120,942
       483,000   Kedah Cement Bhd                                                     801,451
       961,000   Kuala Lumpur Kepong                                                2,869,519
     2,225,000   Kumpulan Guthrie Berhad                                            3,477,956
     1,345,000   Malayan Cement Berhad                                              2,479,760
     1,292,000   Malaysia Mining Berhad                                             2,102,413
     1,165,000   Malaysian International Ship (Alien Market)                        3,338,577
       363,000   Malaysian Tobacco Co Berhad                                          611,062
     1,601,000   Malaysian United Industries                                        2,913,242
     1,916,000   MBF Capital Berhad                                                 2,227,014
       571,000   Metroplex Berhad                                                     503,487
       350,000   Nestle Malaysia                                                    2,637,275
     1,302,000   Nylex Berhad                                                       4,174,750
     1,032,000   Olympia Industries                                                   972,024
       139,000   Perusahaan Otomobil                                                  532,044
       247,000   Public Bank Berhad (Foreign Registered)                              544,489
       488,000   Rothmans of Pall Mall Malaysia Berhad                              3,833,587
       373,000   Shell Refinery Co                                                  1,173,567
     2,591,200   Sime Darby Berhad                                                  6,594,838
     1,156,000   Sime UEP Properties Berhad                                         2,339,800
     1,047,000   Tan Chong Motor                                                    1,233,739
     1,196,000   Tractors Malaysia Holdings Berhad                                  1,831,150
       133,600   UMW Holding Berhad Warrants 1/26/00 (a) *                            156,893
     1,125,600   UMW Holdings Berhad                                                3,699,367
                                                                                   62,196,189
                 MEXICO - 7.1%
     6,680,000   Aerovias de Mexico SA de CV Class A *                                542,484
       432,000   Alfa SA Class A                                                    5,915,924
        59,300   Celanese Mexicana Series B                                         1,057,580
     2,262,480   Cydsa SA Class A *                                                 7,493,564
       946,000   Gigante SA Class B *                                                 228,968
       588,963   Grupo Fin Bancomer SA Class L                                        224,144
       780,600   Grupo Financiero Banamex Class B                                   1,588,546
        39,030   Grupo Financiero Banamex Class L                                      77,811
    12,972,000   Grupo Financiero Bancomer Class B                                  5,164,013
        60,400   Grupo Financiero Invermex Series L                                    26,353
       992,000   Grupo Financiero Invermexico Class B                                 432,815
       722,700   Grupo Financiero Serfin SA de CV Class B *                           616,827
        90,886   Grupo Mexico Class B Warrants 8/9/01 *                               376,280
     2,430,000   Grupo Situr SA Class B                                             1,354,299
        67,000   Sears Roebuck Mexico Series Class B *                                224,045
       118,500   Telefonos de Mexico ADR Series L                                   3,880,875
     1,133,100   Tubos de Acero de Mexico SA *                                      7,758,487
     1,763,280   Vitro SA                                                           5,306,687
       112,600   Vitro SA ADR                                                       1,041,550
                                                                                   43,311,252
                 PERU - 0.9%
       463,853   Banco De Credito Del Peru *                                          904,726
       219,430   Banco Weise *                                                        406,443
     1,048,410   CNC Trabajo  *                                                       673,827
       595,000   CPT Telefonica Del Peru B Shs                                      1,165,834
        11,642   El Pacifico Peruano  *                                               285,789
       176,689   Enrique Ferreyos                                                     236,584
        69,419   Milpo Minera T Shs                                                   534,469
        47,128   Minsur Trab                                                          656,279
       111,000   Southern Peru Copper T Shs *                                         479,572
                                                                                    5,343,523
                 PHILIPPINES - 0.0%
       492,000   Philex Mining Corp Class B *                                          64,537
       322,000   Robinsons Land Corp Class B *                                         45,965
       159,000   Sime Darby Pilipinas Inc                                             153,356
                                                                                      263,858
                 POLAND - 3.1%
        98,100   Agros Holdings Series C *                                          1,091,544
         6,800   Bank Przemyslowo Handlowy                                            220,109
       102,685   Bank Rozwoju Eksportu SA                                           1,582,965
        58,200   Bank Slaski                                                        3,296,783
        58,284   Debica Series A                                                      707,473
        96,000   Drosed                                                             1,013,797
       608,300   Elektrim SA (Bearer)                                               1,919,782
       202,835   Exbud SA *                                                         1,846,566
       106,309   Jelfa *                                                            1,225,898
        17,200   Polfa Kunto Series A *                                               222,699
       144,076   Polifarb Cieszyn (Bearer)                                            641,245
       314,300   Polifarb Wroclaw                                                     826,603
       531,300   Sokolow *                                                            479,385
       174,513   Universal SA                                                         462,497
       175,100   Vistula                                                              680,138
     1,064,600   Wielkopolski                                                       2,175,290
        54,495   Wolczanka SA                                                         529,185
                                                                                   18,921,959
                 PORTUGAL - 2.8%
       171,700   Banco Chemical (Registered)                                        1,710,256
        45,750   Banco Commercial Portugues (Registered)                              565,432
       140,100   Banco De Fomento Exterior SA                                       1,198,108
        63,840   Banco Espirito Santo e Commercial de Lisboa (Registered)             848,415
       212,800   Banco Espirito Santo e Commercial de Lisboa (Registered)           2,828,049
       287,100   Banco Totta & Acores (Registered)                                  5,531,308
        71,000   Banif Banco Internacional Funchal (Registered)                       633,233
        15,400   Cel-Cat Fabrica Nacional de Condutores Electricos SA *               273,487
        19,900   Cimpor Cimentos De Portugal SA (Registered)                          308,412
        19,000   Cristais Alcobaca  *                                                 261,469
        12,666   Cristais Alcobaca Preferred 6/2/95 New *                             174,304
        67,400   Empresa Fabril de Maquinas Electricas                                618,351
        44,500   Fisipe Fibra Sint                                                    303,278
        27,700   Investimentos Participacoes Gestao SA                                490,107
        60,700   Sonae Investimentos                                                1,378,286
                                                                                   17,122,495
                 RUSSIA - 0.4%
             7   Chernogorneft RDC 144A                                               525,000
            10   Irkutsken Ergo 144A (Participating Certificates)                     565,000
             8   Lukoil Holding RDC 144A                                            1,100,000
            80   Mosengergo RDC 144A                                                  236,000
             6   Rostelecom RDC 144A                                                  288,000
                                                                                    2,714,000
                 SOUTH AFRICA - 10.4%
        58,400   AECI Ltd                                                             387,178
       553,585   Amalgamated Bank of South Africa                                   2,149,110
       115,500   Anglo American Corp (Registered)                                   6,173,262
        40,900   Anglo American Platinum *                                            318,680
        64,000   Beatrix Mines Ltd                                                    564,281
       348,800   De Beers Centenary Link Units                                      8,939,922
       106,000   De Beers Cons Mines Ltd ADR                                        2,722,875
       335,300   Del Monte Royal Foods Ltd                                            394,174
       169,500   Driefontein Consolidated Ltd                                       2,509,309
        56,300   Eastvaal Gold Holdings *                                             103,126
       258,600   Elandsrand Gold Mining Co Ltd                                      1,413,984
       160,300   Engen Ltd                                                            997,013
       117,700   First National Bank                                                  748,144
       328,800   Free State Consolidated Gold Mines                                 3,851,843
        30,000   Free State Consolidated Gold Mines ADR                               348,750
       439,700   Genbel Investments Ltd                                             1,045,831
        19,700   Harmony Gold Mining                                                  177,732
        72,800   Impala Platinum Hldings Ltd                                        1,850,974
        40,900   JCI Ltd *                                                            324,270
        40,900   Johnnies Industrial Corp (Registered)                                469,633
        82,800   Kloof Gold Mining Company                                            939,430
        10,000   Kloof Gold Mining Ltd ADR                                            113,750
       392,900   Lebowa Platinum Mines *                                              440,405
       239,800   Loraine Gold Mines Ltd *                                             917,832
        13,600   Nedcor Ltd Units 144A                                                693,600
        50,000   Pick'N Pay Stores Ltd                                                148,999
        77,600   Polifin *                                                            158,053
        84,600   Randfontein Estates Goldmine                                         543,531
       373,500   Rembrandt Group Ltd                                                2,986,775
        76,300   Richemont Secs AG  Series A                                          923,047
        88,900   Sappi Ltd                                                          1,701,319
       517,321   Sasol Ltd                                                          4,419,734
     3,857,300   South African Iron & Steel                                         4,429,133
        36,600   Southvaal Ltd                                                      1,050,646
        34,100   Standard Bank Investment Corp                                      1,128,043
       372,000   Sun International Ltd                                              2,339,143
        15,369   Tongaat-Hulett Group Ltd                                             192,231
       241,383   Western Areas Gold Mining                                          3,778,054
        27,400   Western Deep Levels                                                  943,859
                                                                                   63,337,675
                 SRI LANKA - 0.4%
       121,000   Aitken Spence & Co                                                   442,769
     1,009,700   Blue Diamonds Jewelery Ltd *                                         420,301
        26,500   Development Finance Corp                                             156,486
        86,700   Hayleys Ltd                                                          320,614
       124,000   John Keells Holdings Ltd                                             470,552
       116,900   Lanka Walltile Ltd                                                   140,325
        96,000   National Development Bank                                            479,535
                                                                                    2,430,582
                 TAIWAN - 4.7%
       393,800   Asia Cement                                                          640,151
        10,534   Asia Cement Corp GDR 144A *                                          197,513
     2,864,000   Chia Hsin Flour                                                    1,593,541
     1,326,000   Chia Hsin Livestock *                                                728,148
     4,660,000   China Steel                                                        3,558,804
        28,300   China Steel Corp GDR 144A *                                          537,700
       384,000   China Wire & Cable                                                   234,606
     3,988,000   Chung Shing Textile *                                              1,805,608
       297,000   Ensure Co Ltd *                                                      224,656
       330,000   Feng An Metal Industrial Co Ltd                                      262,819
       739,000   Formosa Chemicals and Fiber Co                                       693,367
     2,225,000   Goldsun Development & Construction                                 1,456,470
       402,320   Hua Engineering Wire and Cable                                       277,987
     2,028,350   Kwong Fong Industries Corp                                         1,113,830
       525,330   Laelae Enterprise Co Ltd *                                           435,578
       292,600   Li Peng                                                              167,060
       240,000   Megamedia Corp                                                       260,954
     1,007,360   Pacific Construction                                                 670,401
       820,600   Pacific Elec Wire                                                    584,907
       412,385   Pao Shiang Construction & Industrial                                 241,450
        15,600   President Enterprises Corp GDS                                       175,500
       545,600   Prince Housing Develop Corp                                          331,352
       365,900   R O C Taiwan Fund                                                  3,796,213
       430,000   Shin Yih Fiber                                                       323,696
        21,000   Taiwan Cement                                                         26,424
       387,000   Taiwan Match & Woodwork Co Ltd                                       865,536
       587,000   Taroko Textile *                                                     279,646
         6,731   Tuntex Distinct Corp GDR 144A                                         45,434
        74,421   Tuntex Distinct Corp GDS *                                           502,342
     1,723,210   Universal Cement                                                   1,366,135
       867,000   Wan Yu Paper *                                                       425,649
     1,918,000   Yieh Loong Co                                                      1,136,934
     5,523,000   Yue Loong Motor *                                                  3,394,381
       367,000   Yuen Foong Yu Manufacturing                                          304,298
                                                                                   28,659,090
                 THAILAND - 0.2%
       165,400   Bangkok Rubber Public Co Ltd (Foreign Registered)                    117,153
       142,400   CP Feedmill Public Co Ltd (Foreign Registered)                       767,119
       227,600   GFPT Pub Co Ltd (Foreign Registered) *                               122,610
       304,100   NEP Realty and Industry Co Ltd (Foreign Registered) *                145,619
        87,200   Prasit Development (Foreign Registered) *                            121,788
       175,600   Saha Union Public Co Ltd (Foreign Registered)                        231,237
                                                                                    1,505,526
                 TURKEY - 1.7%
     2,005,000   Akal Tekstil                                                         563,027
     1,000,000   Akbank                                                               254,810
     2,100,000   Bagfas                                                               917,317
     2,520,000   Eczacibasi Ilac *                                                    283,058
     7,365,000   Eregli Demir ve Celik Fabrikalari Turk Anonim Sirketi              1,026,427
     4,400,000   Global Menkul Degerler *                                             384,399
    12,000,000   Hurriyet Gazette *                                                   636,505
    25,170,000   Izmir Demir Celik                                                    667,535
     1,130,000   Netas Telekomunik                                                    423,089
     1,080,000   Petkim                                                               842,434
    10,024,000   Tofas Otomobil Fab                                                 1,522,105
     2,000,000   Turk Sise Cam                                                        426,417
     2,700,000   Turkiye Garanti Bankasi AS                                           241,498
    38,000,000   Yapi Ve Kredi Bankasi AS                                           1,995,840
                                                                                   10,184,461
                 UNITED KINGDOM - 0.3%
       830,322   Lonrho Plc                                                         2,084,603

                 VENEZUELA - 0.8%
       384,799   Ceramica Carabobo Class A ADR                                        404,039
     1,030,000   Ceramica Carabobo Class B ADR                                      1,071,200
        11,040   Mantex SAICA ADR                                                      40,020
       174,975   Siderurgica Venezolana Sivensa                                        65,956
     1,028,000   Siderurgica Venezuela ADR                                          1,562,560
        82,500   Sudamtex de Venezuela ADR                                            360,938
       124,800   Venezolana de Cementos                                               166,121
       527,000   Venezolano de Pulpa y Papel GDS 144A                               1,054,000
         2,333   Veprecar GDS *                                                        13,065
                                                                                    4,737,899

                 TOTAL STOCK AND EQUIVALENTS (Cost $577,157,441)                  546,528,643

Par Value        CONVERTIBLE BONDS - 0.9%
                 INDIA - 0.4%
$    1,950,000   Essar Gujarat, 5.5% due 8/5/98                                     1,940,250
       700,000   Sterlite, 3.50%  due 6/30/99                                         598,500
                                                                                    2,538,750
                 KOREA - 0.3%
       800,000   Samsung Display Devices, 0.50% due 4/12/02                           850,000
       945,000   Ssangyong Oil Refining, 3.75% due 12/31/08                           987,525
                                                                                    1,837,525
                 SOUTH AFRICA - 0.2%
       350,000   Liblife International, 6.50% due 9/30/04                             396,375
       845,000   Sappi Bvi Finance Ltd, 7.50% due 8/1/02                              870,350
                                                                                    1,266,725
                 THAILAND - 0.0%
       566,000   Bangkok Land Ltd, 4.50% due 10/13/03 (Foreign Registered)            299,980


                 TOTAL CONVERTIBLE BONDS (Cost $6,818,763)                          5,942,980

Principal Amount
  of Contracts
(000's omitted)  CALL OPTIONS PURCHASED - 0.2%
                 South Africa - 0.2%
SAR          5   South Africian Index, Expires 3/15/96 Strike 5550 *                  662,620


                 TOTAL CALL OPTIONS PURCHASED (Cost $965,636)                         662,620

                 SHORT-TERM INVESTMENTS - 1.5%
                 United States - 1.5%
$    8,700,000   First National Bank of Chicago Time Deposit, 5.81% due 9/1/95      8,700,000


                 TOTAL SHORT-TERM INVESTMENTS (Cost $8,700,000)                     8,700,000

                 TOTAL INVESTMENTS - 92.2%
                 (Cost $593,641,840) * *                                          561,834,243

                 Other Assets and Liabilities (net) -  7.8%                        47,795,350

                 TOTAL NET ASSETS - 100.0%                                      $ 609,629,593



                 NOTES TO THE SCHEDULE OF INVESTMENTS:

                 ADR  American Depositary Receipt

                 EDR  European Depositary Receipt

                 GDR  Global Depositary Receipt

                 GDS  Global Depositary Shares

                 Currency Abbreviation
                 SAR  South African Rand

                 144A  Securities exempt from registration under rule 144A of the Securities
                       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 (a)       Security valued by management (Note 1).

                 *         Non-income producing security.

                 *       * The aggregate identified cost for federal income tax purposes  is  $593,641,840, resulting in gross unrealized appreciation and depreciation of $32,453,001 and $64,260,598, respectively, and net unrealized depreciation of $31,807,597.

                           See accompanying notes to the financial statements.]

            At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:


                                                                              Percentage of
            INDUSTRY SECTOR                                                    Net Assets
            Banking                                                                 12.8 %
            Services                                                                10.6
            Primary Processing                                                       6.6
            Metals and Mining                                                        6.5
            Construction                                                             5.7
            Financial Services                                                       5.1
            Textiles                                                                 4.5
            Utilities                                                                4.2
            Telecommunications                                                       3.9
            Automotive                                                               3.7
            Chemicals                                                                3.5
            Oil and Gas                                                              3.1
            Consumer Goods                                                           3.0
            Miscellaneous                                                            3.0
            Real Estate                                                              2.3
            Food and Beverage                                                        2.0
            Transportation                                                           1.9
            Machinery                                                                1.9
            Technology                                                               1.9
            Paper and Allied Products                                                1.0
            Manufacturing                                                            0.9
            Computers and Office Equipment                                           0.5
            Retail Trade                                                             0.4
            Insurance                                                                0.4
            Health Care                                                              0.2

                                                                                    89.6 %



            See accompanying notes to the financial statements.


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31,1995 (UNAUDITED)


ASSETS:
                Investments, at value (cost $584,941,840) (Note 1)                                $              553,134,243
                Short-term investments, at cost (Note 1)                                                           8,700,000
                Foreign currency, at value (cost $21,309,695) (Note 1)                                            21,300,056
                Cash                                                                                               1,060,170
                Receivable for investments sold                                                                   16,259,749
                Receivable for Fund shares sold                                                                   21,321,000
                Dividends and interest receivable                                                                  1,664,747
                Receivable for open forward foreign currency contracts (Note 6)                                    2,333,982
                Foreign withholding taxes receivable                                                                  23,372
                Receivable for expenses waived or borne by Manager (Note 2)                                           10,117

                              Total assets                                                                       625,807,436


LIABILITIES:
                Payable for investments purchased                                                                 15,073,192
                Payable for open forward foreign currency contracts (Note 6)                                         440,524
                Payable to affiliate for management fee  (Note 2)                                                    501,912
                Accrued expenses                                                                                     162,215

                              Total liabilities                                                                   16,177,843


NET ASSETS      (equivalent to $10.53 per share based
                on 57,879,323 shares outstanding, unlimited shares authorized)                    $              609,629,593

NET ASSETS CONSIST OF:
                Paid-in capital                                                                   $              659,958,844
                Accumulated undistributed net investment income                                                    6,289,965
                Accumulated undistributed net realized loss                                                      (26,585,344)
                Net unrealized depreciation                                                                      (30,033,872)

                              NET ASSETS                                                          $              609,629,593

                See accompanying notes to the financial statements.





GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  -  SIX  MONTHS  ENDED  AUGUST  31,  1995  (UNAUDITED)

INVESTMENT INCOME:
                  Dividends (net of foreign tax expense of $1,158,614)                   $             8,819,966
                  Interest                                                                               884,849

                            Total income                                                               9,704,815
EXPENSES:
                  Management fee (Note 2)                                                              2,504,377
                  Custodian fees                                                                         562,962
                  Stamp duties and transfer taxes                                                        297,070
                  Audit fees                                                                              30,452
                  Transfer agent fees                                                                     13,800
                  Legal fees                                                                               8,930
                  Registration fees                                                                        7,180
                  IOF Fees Brazil (Note 1)                                                                 7,122
                  Insurance                                                                                2,490
                  Trustee fee (Note 2)                                                                       916
                  Miscellaneous                                                                              818

                            Total expenses                                                             3,436,117

                            Less:  expenses waived by Manager (Note 2)                                   (21,267)

                            Net expenses                                                               3,414,850

                                     Net investment income                                             6,289,965
REALIZED AND UNREALIZED GAIN (LOSS):
                            Net realized loss on:
                                     Investments                                                     (23,189,158)
                                     Foreign currency, forward contracts and foreign
                                              currency related transactions                             (821,147)
                                                 Net realized loss                                   (24,010,305)

                            Change in net unrealized appreciation (depreciation) on:
                                     Investments                                                      61,876,602
                                     Foreign currency, forward contracts and foreign
                                              currency related transactions                            1,808,800
                                                 Net unrealized gain                                  63,685,402

                            Net realized and unrealized gain                                          39,675,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $            45,965,062

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                 AUGUST 31, 1995                    YEAR ENDED
                                                                                   (UNAUDITED)                  FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
              Net investment income                                         $          6,289,965   $                    2,567,359
              Net realized gain (loss)                                               (24,010,305)                      10,748,639
              Change in net unrealized appreciation (depreciation)                    63,685,402                      (99,215,818)

              Net increase (decrease) in net assets
                       resulting from operations                                      45,965,062                      (85,899,820)

Distributions to shareholders from:
              Net investment income                                                   -                                (2,332,870)
              Net realized gains                                                      (7,081,456)                      (7,201,224)

                                                                                      (7,081,456)                      (9,534,094)

Fund share transactions:  (Note 5)
              Proceeds from sale of shares                                           180,160,147                      374,416,514
              Net asset value of shares issued to shareholders
                       in payment of distributions declared                            6,828,994                        8,065,981
              Cost of shares repurchased                                                (501,916)                     (17,198,392)

              Net increase in net assets resulting
                       from Fund share transactions                                  186,487,225                      365,284,103

              Total increase in net assets                                           225,370,831                      269,850,189

NET ASSETS:
              Beginning of period                                                    384,258,762                      114,408,573

              End of period (including accumulated undistributed
                       net investment income of $6,289,965 and $0,          $        609,629,593   $                  384,258,762
                       respectively)



                       See accompanying notes to the financial statements.




GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS ENDED                              PERIOD FROM DECEMBER 9, 1993
                                                           AUGUST 31, 1995        YEAR ENDED            (COMMENCEMENT OF OPERATIONS)
                                                            (UNAUDITED)         FEBRUARY 28, 1995            TO FEBRUARY 28, 1994

NET ASSET VALUE, BEGINNING OF PERIOD                     $       9.52            $     12.13                    $     10.00

Income (loss) from investment operations:
  Net investment income                                          0.11 (a)              0.05                            0.02 (a)
  Net realized and unrealized gain (loss)
   on investments                                                1.03                 (2.37)                           2.11

    Total from investment operations                             1.14                 (2.32)                           2.13

Less distributions to shareholders from:
  Net investment income                                            -                  (0.07)                          (0.00)(c)
  Net realized gains                                            (0.13)                (0.22)                            -
     Total distributions                                        (0.13)                (0.29)                          (0.00)

Net asset value, end of period                          $       10.53            $     9.52                     $     12.13

TOTAL RETURN (B)                                                12.03%             (19.51%)                           21.35%

RATIOS/SUPPLEMENTAL DATA:

                Net assets, end of period (000's)       $     609,630            $  384,259                     $   114,409
                Net expenses to average
                        daily net assets                         1.42%* (a)            1.58%                           1.64%* (a)
                Net investment income to average
                        daily net assets                         2.61%* (a)            0.85%                           0.87%* (a)
                Portfolio turnover rate                            26%                   50%                              2%

*                       Annualized.
(a)                     Net of fees and expenses voluntarily waived or borne by the manager of
                        the following per share amounts $          -              -              $        0.003
(b)                     Calculation  excludes  subscription and redemption fees.
                        The total  returns  would  have been  lower had  certain
                        expenses not been waived during the periods shown.
(c)                     The per share income distribution was $ 0.004.

                        See accompanying  notes to the financial statements.


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31,
1995
1.   SIGNIFICANT ACCOUNTING POLICIES

The GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

PORTFOLIO  VALUATION
Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

FOREIGN CURRENCY  TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD  CURRENCY  CONTRACTS
The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

SWAP AGREEMENTS
The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on anotional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 1995, there were no outstanding swap agreements.

OPTIONS
The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

TAXES
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

The Fund is subject to an Imposto Sobre Operacues Financeiras (IOF) tax which is imposed on certain investment transactions in Brazil.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

EXPENSES
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

PURCHASES AND REDEMPTIONS OF FUND SHARES
The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the premium is .40% of the amount redeemed. For shares acquired on or prior to June 1, 1995, the premium on cash purchases was 2% and there was no premium on cash redemptions. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $3,127,882 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

INVESTMENT RISK
There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 1.00% of average daily net assets. Effective June 27, 1995, the Manager has agreed to reduce to .98% of its 1.00% management fee. The Manager has also agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management but excluding custody fees, brokerage commissions and transfer taxes) exceed 1.18% of average daily net assets.

The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $916. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1995, aggregated $264,730,220 and $119,442,509, respectively.

4. PRINCIPAL SHAREHOLDERS

At August 31, 1995, 14% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 1995                  Year Ended
                                                               (Unaudited)                 February 28, 1995

     Shares sold                                                 16,922,728                  31,656,227
     Shares issued to shareholders in reinvestment   of
      distributions                                                 653,492                     708,112
     Shares repurchased                                             (52,350)                 (1,438,354)
     Net increase                                                17,523,870                  30,925,985
     Fund shares:
      Beginning of period                                        40,355,453                   9,429,468
      End of period                                              57,879,323                  40,355,453



6.   FINANCIAL INSTRUMENTS

     A summary of outstanding forward currency contracts at August 31, 1995 is as follows:

                                                                                               Net Unrealized
                                                  Units of           In Exchange for            Appreciation
     Settlement Date       Deliver/Receive        currency          (in U.S. Dollars)          (Depreciation)
           Buys
           5/9/96          Malaysian Ringgit      142,193,046     $     57,589,546      $        (440,524)

           Sales
           2/1/96          Deutsche Marks          80,080,600     $     57,545,901      $        2,333,982



GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)


  SHARES      DESCRIPTION                                                                                      VALUE ($)
              STOCK AND EQUIVALENTS - 78.2%
              AUSTRALIA - 3.0%
     22,157   Adelaide Brighton Ltd                                                                                 21,018
    148,874   Australia and New Zealand Banking Group Ltd                                                          605,231
     12,464   Australian Gas & Light                                                                                42,038
     95,218   Australian National Industry Ltd                                                                      83,871
     54,300   Boral Ltd                                                                                            138,582
     66,600   Burns Philp & Co Ltd                                                                                 141,896
    156,026   Coles Myer Ltd                                                                                       506,271
    245,350   CSR Ltd                                                                                              868,145
     34,851   Email Ltd                                                                                             93,143
    566,400   Fosters Brewing Group Ltd                                                                            528,754
    227,298   Goodman Fielder Ltd                                                                                  207,057
     49,002   Hardie (James) Industries Ltd                                                                         84,481
      8,547   Memtec Ltd                                                                                            15,700
     10,998   Metal Manufactures Ltd                                                                                26,496
      2,500   Newcrest Mining Ltd *                                                                                 10,954
    288,569   News Corp Ltd                                                                                      1,659,783
    182,424   News Corp Ltd  Preferred 1.19%                                                                       942,138
     18,521   Opsm Protector Ltd                                                                                    30,118
    243,513   Pacific Dunlop Ltd                                                                                   575,652
     29,859   Pacific Magazines and Printing                                                                        58,896
     40,800   Pasminco Ltd *                                                                                        51,911
    293,500   Pioneer International Ltd                                                                            764,527
     54,018   Publishing & Broadcasting Ltd                                                                        164,703
      3,562   QBE Insurance Group Ltd                                                                               15,393
     39,462   QCT Resources Ltd                                                                                     48,129
      7,985   Rothmans Holdings                                                                                     28,314
     59,762   Santos Ltd                                                                                           157,921
     23,140   Schroders Property  *                                                                                 35,854
     92,560   Schroders Property Fund                                                                              149,820
     32,641   Seven Network Ltd                                                                                     83,551
     22,531   Smith (Howard) Ltd                                                                                   107,881
     70,942   Southcorp Holdings Ltd                                                                               151,147
     80,273   Stockland Trust Group                                                                                184,322
     44,600   TNT Ltd *                                                                                             60,775
     17,209   WD&HO Wills                                                                                           26,041
    112,100   Western Mining Corp Holdings Ltd                                                                     753,643
     13,398   Westfield Holdings                                                                                   126,084
    224,680   Westfield Trust Units                                                                                395,812
      2,585   Weston (George) Foods Ltd                                                                             12,085
    107,100   Westpac Banking Corp                                                                                 403,151
                                                                                                                10,361,288
              AUSTRIA - 1.0%
        100   Allgemeine Baugesellschaft AG                                                                         12,098
        399   Austrian Airlines *                                                                                   65,263
      2,809   Bank Austria AG (Participating Certificate)                                                           95,154
      2,404   Bau Holding AG (Non Voting)                                                                          123,548
      3,972   Brau Union AG                                                                                        221,815
        266   Constantia-Iso Holdings AG *                                                                          14,752
      4,998   Creditanstalt-Bankverein                                                                             272,339
      3,830   Creditanstalt-Bankverein Preferred 1.65%                                                             197,204
        340   EA-Generali AG                                                                                       100,036
        197   EA-Generali AG Preferred 6.00%                                                                        31,650
      1,774   EVN Energie-Versorgung Niederoesterreich AG                                                          231,617
        162   Jenbacher Werke AG                                                                                    26,811
        700   Lenzing AG                                                                                            63,007
      1,291   Leykam-Muerztaler Papier und Zellstoff AG *                                                           57,102
        523   Miba Holding AG Preferred  Series B 1.34%                                                             21,310
      3,507   OEMV AG                                                                                              333,992
      3,328   Oesterreichische Brau Beteiligungs AG                                                                168,457
      7,499   Oesterreichische Elektrizitaetswirschafts AG                                                         508,776
      5,060   Oesterreichische Laenderbank AG                                                                      401,578
      2,650   Oesterreichische Laenderbank AG Preferred (Non Voting)                                               118,750
        440   Perlmooser Zement                                                                                     33,855
      1,300   Radex-Heraklith AG                                                                                    46,302
        662   RAS Versicherungs AG                                                                                  95,530
      1,217   Steyr-Daimler-Puch AG *                                                                               21,908
        292   Strabag Oesterreich AG                                                                                39,424
        547   Universale Bau AG *                                                                                   19,853
      1,300   Veitsch-Radex AG                                                                                      31,203
        177   Wiener Allianz Versicherungs AG                                                                       39,315
        667   Wienerberger Baustoffindustrie AG                                                                    156,546
                                                                                                                 3,549,195
              BELGIUM - 0.1%
        136   Banque Bruxelles Lambert                                                                              21,585
         20   Banque Nationale de Belgique                                                                          25,784
        200   Barco NV                                                                                              21,217
        400   Electrabel SA                                                                                         84,867
        160   Petrofina SA Bruxelles                                                                                47,663
         50   Solvay Et Cie                                                                                         26,231
         50   Tractebel                                                                                             17,419
                                                                                                                   244,766
              CANADA - 1.5%
      6,600   Abitibi-Price Inc                                                                                    110,553
      6,600   Air Canada Inc                                                                                        24,567
     11,000   Alberta Energy Ltd                                                                                   167,876
        500   Avenor Inc                                                                                            11,120
     11,800   Bank of Montreal                                                                                     259,148
     14,490   Bank of Nova Scotia                                                                                  315,528
        600   BC Telecom Inc                                                                                        10,720
      5,310   BCE Inc                                                                                              170,972
      2,500   Brascan Ltd Class A (Convertible)                                                                     40,945
      3,800   Cae Industries Inc                                                                                    25,461
     20,400   Canadian Imperial Bank of Commerce                                                                   501,173
      1,400   Canadian Marconi Co                                                                                   12,768
      3,300   Canadian Tire Ltd Class A                                                                             39,922
      1,100   Canfor Corp                                                                                           11,772
      1,600   CCL Industries Class B                                                                                15,187
     17,400   Cominco Ltd                                                                                          344,891
        600   Dofasco Inc                                                                                            7,649
      4,100   Dominion Textile Inc                                                                                  28,234
     22,800   Domtar Inc                                                                                           214,294
        900   Donohue Inc Class A                                                                                   12,563
     10,600   Fletcher Challenge Class A                                                                           172,622
      8,500   Gulf Canada Resources Ltd                                                                             38,759
      3,100   Hees International Bancorp Inc                                                                        33,752
      1,900   Hudsons Bay Co                                                                                        38,191
      8,100   Imasco Ltd                                                                                           147,739
     12,800   Imperial Oil Ltd                                                                                     458,589
      8,100   Inco Ltd                                                                                             282,663
      4,500   Laidlaw Inc Class B (Non Voting)                                                                      40,620
     19,200   Macmillan Bloedel Ltd                                                                                253,713
      2,300   Mitel Corp                                                                                            12,414
        800   Molson Co Ltd Class A                                                                                 13,475
     16,800   National Bank of Canada                                                                              139,140
      7,700   Noranda Forest Inc                                                                                    60,906
      2,200   Noranda Inc                                                                                           44,631
      5,000   Norcen Energy Resource                                                                                75,377
      1,600   Nova Scotia Power Inc                                                                                 13,698
      2,600   Numac Energy Inc                                                                                      12,339
        900   Oshawa Group Ltd Class A                                                                              14,322
      4,300   Petro Canada                                                                                          42,416
      1,800   Power Corp of Canada                                                                                  27,638
      5,900   Ranger Oil Ltd                                                                                        33,492
      1,700   Repap Enterprises Inc                                                                                 12,498
     11,280   Royal Bank of Canada                                                                                 250,877
      1,100   Sceptre Resources Ltd                                                                                  6,961
      1,700   Sears Canada Inc                                                                                       9,967
        900   Sherritt Inc                                                                                          10,720
      8,900   Teck Corp Class B                                                                                    173,925
      2,100   Telus Corp                                                                                            25,600
      1,000   Thomson Corp                                                                                          13,307
     14,300   Toronto Dominion Bank                                                                                230,216
      3,200   Transcanada Pipelines Ltd                                                                             44,072
      4,300   United Dominion Inds Ltd                                                                             103,639
        800   Westcoast Energy Inc                                                                                  12,209
                                                                                                                 5,175,830
              FINLAND - 0.0%
      1,400   Amer Group Class A                                                                                    23,848
        500   Cultor OY Series 1                                                                                    16,966
     24,600   Kansallis-Osake-Pankki *                                                                              23,809
        500   Kymmene Corp                                                                                          14,689
        860   Nokia Corp Class A                                                                                    58,755
      6,000   Unitas Bank Ltd Class A *                                                                             17,080
                                                                                                                   155,147
              FRANCE - 2.5%
        200   Accor SA                                                                                              24,983
        150   Agache Financiere *                                                                                   39,226
         47   Air Liquide L Shares                                                                                   7,490
        190   Air Liquide (Registered)                                                                              30,278
      7,480   Alcatel Alsthom Cie Generale d'Electricite SA                                                        749,259
         11   Axa SA                                                                                                   609
     17,081   Banque Nationale de Paris                                                                            699,944
         25   Bongrain                                                                                              13,486
        255   Bouygues                                                                                              30,995
      1,000   Carnaudmetal Box SA                                                                                   42,463
      1,025   Carrefour Supermarche SA                                                                             571,598
      1,950   Casino Guichard Perrachon                                                                             55,394
        235   Cetelem                                                                                               36,379
        450   Club Mediterranee SA *                                                                                43,294
     27,785   Compagnie de Suez SA                                                                               1,144,072
      2,879   Credit Commercial de France                                                                          122,421
      2,019   Credit Foncier De France (Bearer)                                                                     53,957
      1,377   Credit Local de France SA                                                                            116,397
      8,980   Credit Lyonnais *                                                                                    444,600
      1,822   Credit National                                                                                      126,961
         78   CSF Thompson Temp (Participating Certificates) *                                                       1,621
        250   Dassault Electronique SA                                                                              10,096
      3,671   Elf Sanofi SA                                                                                        226,662
        739   Eridania Beghin-Say SA                                                                               109,135
        522   Essilor International                                                                                 88,145
      7,466   Financiere de Paribas SA                                                                             402,749
      1,311   FINEXTEL                                                                                              18,686
      1,032   Gruope Danone                                                                                        169,157
        200   Labinal SA                                                                                            30,882
      5,899   Lafarge Coppee SA                                                                                    440,250
      3,270   LVMH Louis Vuitton Moet Hennessy                                                                     587,778
         15   Lyonnaise Des Eaux *                                                                                   1,406
      9,640   Michelin SA Class B                                                                                  417,927
        364   Parisienne de Reescompte (CPR-Cie)                                                                    25,581
      1,600   Pechiney International SA                                                                             38,357
      1,594   Pechiney International SA Preferred 3.43%                                                            103,185
      1,824   Pernod-Ricard                                                                                        114,427
      2,449   Peugeot SA                                                                                           323,366
        150   Radiotechnique                                                                                        12,893
        100   Saint Louis                                                                                           29,516
        200   Saint-Gobain                                                                                          25,379
        301   SIMCO                                                                                                 24,252
         24   SIMCO (Registered)                                                                                     1,753
        688   Societe Generale d 'Entreprise SA                                                                     18,387
      4,156   Societe Generale Paris                                                                               433,577
        360   SOVAC SA                                                                                              27,010
      1,928   SPIE Batignolles *                                                                                    79,387
      4,494   Thomson CSF                                                                                           95,191
        637   Total SA                                                                                              37,376
      3,800   Worms et Compagnie SA                                                                                167,000
                                                                                                                 8,414,937
              GERMANY - 2.3%
        250   AEG AG                                                                                                24,756
        660   Bankgesellschaft Berlin AG                                                                           171,945
     10,390   Bayer AG                                                                                           2,683,503
     20,100   Bayer Vereinsbank AG                                                                                 546,497
      1,370   Bayerische Hypotheken-und Wechselbank AG                                                             335,938
        190   Bayerische Motorenwerke AG                                                                           105,645
         50   Beiersdorf AG (Bearer)                                                                                37,432
      8,400   Berliner Handels- und Frankfurter Bank *                                                             216,381
        100   Boss (Hugo) AG Preferred 3.84%                                                                        77,585
        350   Bremer Vulkan Verbund AG *                                                                            18,937
      2,700   Commerzbank AG                                                                                       609,698
        430   Daimler-Benz AG                                                                                      212,315
        500   Douglas Holding AG                                                                                    18,614
     32,100   Dresdner Bank                                                                                        848,732
        100   Gehe AG                                                                                               45,054
         25   Gehe AG New *                                                                                         11,042
        600   Kaufhalle AG *                                                                                        74,319
        350   Kugelfischer George Schaefer AG *                                                                     52,881
         50   Linotype Hell AG *                                                                                     9,953
        150   Philips Kommunikations Industrie AG                                                                   52,064
        400   Puma AG Preferred *                                                                                  118,420
        300   RWE AG (Non Voting)                                                                                   81,281
      2,000   Sap AG                                                                                               304,216
      2,500   Sap AG Preferred                                                                                     369,551
        540   Siemens AG                                                                                           274,824
        200   Villeroy and Boch AG                                                                                  40,018
        900   Volkswagen AG                                                                                        275,142
        300   Volkswagen AG Preferred .79%                                                                          69,281
                                                                                                                 7,686,024
              HONG KONG - 2.5%
     22,500   Amoy Properties Ltd                                                                                   20,201
    109,000   Cathay Pacific Airways Ltd                                                                           164,042
     60,000   Chinese Estates Holdings Ltd                                                                          40,692
     55,000   Cross Harbour Tunnel Co Ltd                                                                          107,996
    163,371   Dairy Farm International                                                                             151,935
    242,000   Denway Investments                                                                                    19,070
     83,000   Dickson Concepts (International) Ltd                                                                  55,219
    453,000   Elec and Eltek International Holdings Ltd *                                                           66,127
      8,000   Furama Hotel Enterprises Ltd                                                                           9,301
    190,097   Goldlion Holdings Ltd                                                                                 95,773
      8,000   Great Eagle Holdings Ltd                                                                              16,329
    126,000   Hang Lung Development Co Ltd                                                                         195,324
    102,000   Harbour Centre Development Ltd                                                                       111,342
     32,000   Henderson Land Development Co Ltd                                                                    174,034
     33,000   Hong Kong and China Gas Co Ltd                                                                        52,009
    163,000   Hong Kong Ferry Co Ltd                                                                               174,771
     31,000   Hong Kong Land Holdings                                                                               56,420
     16,000   Hongkong Aircraft Engineering Co Ltd                                                                  37,618
     39,500   Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                      48,221
     42,500   Hongkong Electric Holdings Ltd                                                                       147,413
    232,846   Hopewell Holdings Ltd                                                                                168,446
    184,000   Hutchison Whampoa Ltd                                                                                886,604
     72,000   Jardine International Motor Holdings Ltd                                                              75,339
     17,250   Jardine Strategic Warrants 5/02/98 *                                                                   7,849
     56,800   Kowloon Motor Bus Co Ltd                                                                             100,524
    157,000   Kumagai Gumi Hong Kong Ltd                                                                           121,690
    118,000   Lai Sun Garment (International) Ltd                                                                  121,948
     23,000   Lane Crawford International Ltd Series A                                                              34,466
     83,327   Mandarin Oriental                                                                                     75,411
    228,000   National Mutual Asia Ltd                                                                             163,467
     79,897   New World Development Co Ltd                                                                         291,060
    116,000   Playmate Toys Holding                                                                                 24,725
     15,000   Realty Development Corp Ltd Class A                                                                   43,018
    916,397   Regal International Ltd                                                                              165,735
     86,000   San Miguel Brewery Ltd                                                                                49,994
     98,000   Shun Tak Holdings Ltd                                                                                 82,289
     12,956   Sino Hotel Ltd (c)                                                                                     2,996
    164,614   Sino Land Co Ltd *                                                                                   114,832
    124,000   South China Morning Post Ltd                                                                          68,480
    319,000   Stelux Holdings International                                                                         91,690
     62,000   Sun Hung Kai Properties Ltd                                                                          450,523
    314,000   Swire Pacific Ltd Class A                                                                          2,352,668
    138,000   Tai Cheung Holdings Ltd                                                                              119,442
     29,000   Television Broadcasts Ltd                                                                            107,144
    283,000   Wharf Holdings Ltd                                                                                   813,429
     31,000   Wing On International Holdings Ltd                                                                    55,264
    105,500   Winsor Industrial Corp Ltd                                                                           115,844
     93,000   World International Holdings Ltd                                                                     141,164
                                                                                                                 8,589,878
              ITALY - 2.3%
    282,100   Alitalia Linee Aeree Italiane Class A *                                                              132,107
     83,000   Alitalia Linee Aeree Italiane Class B (Private Placement) (b) *                                       25,060
      1,700   Assicurazioni Generali SPA                                                                            40,905
    380,000   Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                     444,883
     26,300   Banca Commerciale Italiana SPA                                                                        62,067
    993,340   Banca di Roma *                                                                                      941,988
     76,000   Banca Nazionale dell'Agricoltura SPA (Non Convertible) *                                              25,756
      1,000   Banca Popolare di Bergamo Credit                                                                      13,186
     27,500   Banca Toscana *                                                                                       59,477
  1,128,137   Banco di Napoli (Non Convertible) *                                                                  515,792
    380,000   Bastogi-IRBS SPA *                                                                                    22,478
     11,000   BCO Ambros Veneto Di Risp (Non Convertible)                                                           14,776
     14,800   Benetton Group SPA                                                                                   156,399
     20,000   Caffaro SPA                                                                                           23,723
     33,000   Cartiere Burgo SPA                                                                                   224,182
     29,970   Cia Italiana dei Grandi Alberghi Cigahotels SPA *                                                     17,322
     40,000   Comau Finanziaria SPA                                                                                 59,153
     16,300   Credito Italiano                                                                                      20,288
     24,590   Credito Italiano (Non Convertible)                                                                    26,076
     18,000   Danieli and Co SPA (Non Convertible)                                                                  54,403
     47,000   Edison SPA                                                                                           198,959
      9,000   Editoriale l'Espresso SPA *                                                                           17,191
      3,500   Ericsson SPA                                                                                          57,367
    155,000   Fiat SPA                                                                                             569,706
    173,000   Fiat SPA Preferred (b)                                                                               390,687
    237,000   Fiat SPA (Non Convertible)                                                                           508,202
     22,750   FIDIS SPA                                                                                             49,905
     92,397   Finmeccanica SPA *                                                                                    66,669
     32,500   Gilardini SPA                                                                                         62,881
     12,500   Grassetto SPA *                                                                                        7,756
    193,850   Industriali Riunite SPA *                                                                            140,350
     40,000   Industriali Riunite (Cie) SPA (Non Convertible) *                                                     18,264
     40,420   Istituto Bancario San Paolo                                                                          217,804
     21,750   Italcementi Fabbriche Riunite Cemento SPA                                                            152,179
     46,250   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                          152,467
      1,000   Marzotto and Figli SPA                                                                                 6,347
    215,000   Montedison SPA (Non Convertible) *                                                                   133,406
    545,000   Montedison SPA *                                                                                     405,334
    105,000   Montefibre SPA                                                                                        79,645
      5,000   Olivetti and Co SPA Preferred *                                                                        5,453
     33,500   Olivetti and Co SPA (Non Convertible) *                                                               20,869
     75,000   Olivetti and Co SPA *                                                                                 63,451
    145,800   Parmalat Finanziaria SPA                                                                             129,279
    112,400   Pirelli and Co                                                                                       167,260
     22,000   Pirelli and Co (Non Convertible)                                                                      22,639
      7,000   Pirelli SPA (Non Convertible) *                                                                        7,233
      6,000   Ratti SPA                                                                                             11,757
     21,000   Rinascente per l'Esercizio di Grandi Magazzini SPA                                                   123,834
     18,000   Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                    47,692
     14,000   Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                  44,254
      5,000   SAFFA SPA *                                                                                           17,099
     30,000   Saipem SPA                                                                                            65,623
     13,000   Sasib SPA                                                                                             61,279
      6,000   Sasib SPA (Non Convertible)                                                                           16,452
     30,500   Sirti SPA                                                                                            221,952
    221,630   Snia BPD SPA *                                                                                       271,763
     90,000   Societa Metallurgica Italia *                                                                         46,417
     33,000   Sorin Biomedica SPA                                                                                   87,436
     43,630   STET SPA                                                                                             133,882
     14,000   Telecom Italia Mobile SPA (Non Convertible) *                                                         14,035
     11,000   Telecom Italia Mobile SPA *                                                                           16,233
     11,000   Telecom Italia SPA                                                                                    17,691
     14,000   Telecom Italia Spa di Risp                                                                            18,029
      6,700   Tosi (Franco) SPA                                                                                     63,392
      4,200   Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                              14,467
      3,500   Unione Cementi Marchino Emiliane e di Augusta-Casale *                                                23,723
                                                                                                                 7,848,334
              JAPAN - 7.7%
      1,000   Ajinomoto Co Inc                                                                                      10,313
      8,000   Alps Electric Co Ltd                                                                                  98,841
      4,000   Amada Co Ltd                                                                                          41,660
     68,000   Aoki Corp *                                                                                          331,199
      1,900   Arabian Oil Co                                                                                        78,961
      9,000   Asahi Breweries Ltd                                                                                  103,844
      1,000   Bank of Yokohama Ltd                                                                                   7,852
     16,000   Banyu Pharmaceutical Co Ltd                                                                          176,444
      1,000   Canon Sales Co Inc                                                                                    26,650
      2,828   Chubu Electric Power Co Inc                                                                           65,838
      2,000   Chugai Pharmaceutical Co                                                                              19,094
     22,000   Cosmo Oil Co Ltd                                                                                     114,566
      8,100   CSK Corp                                                                                             241,507
      7,000   Dai Nippon Ink & Chemicals                                                                            31,021
     14,000   Dai Nippon Printing Co Ltd                                                                           221,576
      4,000   Dai Tokyo Fire and Marine Insurance Co Ltd                                                            26,548
     50,000   Daicel Chemical Industries Ltd                                                                       272,630
      2,000   Daiichi Seiyaku Co Ltd                                                                                27,569
      3,000   Daikyo Inc                                                                                            24,169
      1,000   Daiwa Bank Ltd                                                                                         8,179
      5,000   Daiwa House Industry Co Ltd                                                                           77,092
      3,000   Daiwa Kosho Lease                                                                                     29,162
        236   East Japan Railway Co                                                                              1,120,539
      2,000   Eisai Co Ltd                                                                                          32,266
      7,000   Fuji Photo Film Co Ltd                                                                               175,116
     25,000   Fujisawa Pharmaceutical Co Ltd                                                                       250,166
     21,000   Fujita Corp                                                                                          106,785
      1,000   Fujita Kanko Inc                                                                                      21,851
     35,000   Fujitsu Ltd                                                                                          378,823
      7,000   Fukuyama Transporting Co Ltd                                                                          62,970
      5,000   Furukawa Electric Co Ltd                                                                              28,795
     12,000   Gakken Co Ltd *                                                                                       78,174
     12,000   General Sekiyu (KK)                                                                                  115,791
     22,000   Hankyu Corp                                                                                          123,551
     16,000   Hanwa Co Ltd *                                                                                        52,443
     46,000   Haseko Corp                                                                                          211,365
     12,000   Hazama-Gumi Ltd                                                                                       54,648
      2,000   Heiwa Real Estate                                                                                     15,010
      9,000   Hitachi Cable Ltd                                                                                     67,085
     12,000   Hitachi Ltd                                                                                          131,107
      8,000   Hitachi Maxell Ltd                                                                                   128,248
      4,000   Hokuriku Bank Ltd                                                                                     26,017
      5,000   Honda Motor Co Ltd                                                                                    88,834
     16,000   INAX Corp                                                                                            159,289
      4,000   Intec Inc                                                                                             55,139
     16,000   Itochu Corp                                                                                           99,331
      7,000   Japan Airport Terminal Co Ltd                                                                         80,768
     40,000   Japan Energy Co Ltd                                                                                  124,572
     32,000   Japan Synthetic Rubber Co Ltd                                                                        182,979
          5   Japan Tobacco Inc                                                                                     42,324
      7,000   Joshin Denki Co Ltd                                                                                   89,345
      1,000   Kajima Corp                                                                                           10,088
      3,000   Kamigumi Co                                                                                           27,814
     46,000   Kankaku Securities Co Ltd *                                                                          170,971
     12,000   Keihin Electric Express Railway                                                                       74,743
     16,000   Keio Teito Electric Railway Co Ltd                                                                    94,430
      5,000   Keisei Electric Railway                                                                               40,639
     42,000   Kinki Nippon Railway                                                                                 345,229
     19,000   Kirin Brewery Co Ltd Com                                                                             197,886
      7,000   Koito Manufacturing Co Ltd                                                                            53,321
      7,000   Kokusai Kogyo Co Ltd                                                                                  65,186
      1,000   Kokuyo Co                                                                                             21,647
      9,000   Komatsu Ltd                                                                                           74,161
      1,000   Koyo Seiko Co Ltd                                                                                      8,975
    187,000   Kumagai Gumi Co Ltd                                                                                  891,704
     28,000   Kurabo Industries Ltd                                                                                114,076
     43,000   Kureha Chemical Industry Co Ltd                                                                      189,238
      3,000   Kyowa Hakko Kogyo Co Ltd                                                                              29,132
     15,000   Maeda Corp                                                                                           160,821
     19,000   Marubeni Corp                                                                                         97,391
     12,000   Marudai Food Co Ltd                                                                                   85,649
     21,000   Marui Co Ltd                                                                                         368,816
      5,000   Matsushita Electric Industrial Co Ltd                                                                 78,113
     22,000   Matsushita Electric Works Ltd                                                                        226,885
     25,000   Mazda Motor Corp *                                                                                   103,640
      9,000   Meiji Seika Kaisha Ltd                                                                                53,484
      4,000   Minebea Co Ltd                                                                                        31,041
     28,000   Mitsubishi Electric Corp                                                                             209,568
     99,000   Mitsubishi Estate                                                                                  1,162,506
     16,000   Mitsubishi Gas Chemical Co Inc                                                                        66,983
     31,000   Mitsubishi Materials Corp                                                                            153,837
     16,000   Mitsubishi Oil Co                                                                                    137,071
     19,000   Mitsubishi Trust & Banking Corp                                                                      316,230
      2,000   Mitsubishi Warehouse                                                                                  30,020
     22,000   Mitsui Fudosan Co Ltd                                                                                283,045
      4,000   Mitsui Mining Ltd *                                                                                   17,726
     18,000   Mitsui Petrochemical Industries Ltd                                                                  137,847
     17,000   Mitsui Trust & Banking Co Ltd                                                                        175,320
      1,000   Mochida Pharmaceutical                                                                                14,397
     21,000   Nagoya Railroad Co Ltd                                                                               105,927
      9,000   Nakkai Electric Rail                                                                                  62,215
     30,000   NEC Corp                                                                                             392,097
     16,000   New Japan Securities Co Ltd *                                                                         84,137
     19,000   Nichiei Co Ltd                                                                                        79,155
      7,000   Nichii Co Ltd                                                                                         80,053
     28,000   Nippon Express Co                                                                                    241,303
    325,000   Nippon Oil Co Ltd                                                                                  1,835,146
     56,000   Nippon Sheet Glass Co Ltd                                                                            253,883
     12,000   Nippon Suisan Kaisha Ltd *                                                                            55,996
     42,000   Nissan Motor Co Ltd                                                                                  321,642
      3,000   Nisshinbo Industries Inc                                                                              26,926
      7,000   Nissho Iwai Corp                                                                                      28,233
     18,000   Nitto Denko Corp                                                                                     284,883
     10,000   NSK Ltd                                                                                               67,290
     17,000   Odakyu Electric Railway                                                                              118,385
      4,000   Okamoto Industries                                                                                    26,385
      1,000   Ono Pharmaceutical Co Ltd                                                                             39,924
      3,000   Onoda Cement Co Ltd                                                                                   15,224
     45,000   Renown Inc *                                                                                         144,739
      7,000   Ricoh Co Ltd                                                                                          69,689
      7,000   Royal Co Ltd                                                                                          92,919
      8,000   Sagami Railway                                                                                        35,861
      3,000   Sankyo Co Ltd                                                                                         66,779
     23,000   Sanyo Electric Co Ltd                                                                                126,819
      3,000   Sapporo Breweries Ltd                                                                                 27,263
      1,000   Secom Co                                                                                              65,656
     23,000   Seibu Railway Co Ltd                                                                               1,005,156
      5,000   Seino Transportation Co Ltd                                                                           83,218
      5,000   Sekisui Chemical Co Ltd                                                                               62,797
     82,000   Sekisui House Ltd                                                                                  1,029,867
     37,000   Settsu Corp *                                                                                        114,474
     14,000   Shionogi and Co Ltd                                                                                  126,512
     28,000   Shiseido Co Ltd                                                                                      291,622
     11,500   Showa Shell Sekiyu                                                                                   101,103
      1,000   Skylark Co Ltd                                                                                        15,929
      4,000   Sony Corp                                                                                            218,104
     18,000   Sumitomo Corp                                                                                        167,989
     37,000   Sumitomo Metal Industries Ltd *                                                                      103,140
      9,000   Sumitomo Realty and Development                                                                       65,983
     17,000   Sumitomo Trust & Banking Co Ltd                                                                      230,867
     24,000   Taisei Corp                                                                                          161,740
      2,000   Taisho Pharmaceutical Co Ltd                                                                          35,534
     22,000   Takeda Chemical Industries Ltd                                                                       296,523
     21,000   Tanabe Seiyaku Co Ltd                                                                                149,027
    193,000   Teijin Ltd                                                                                           936,080
      8,000   Teikoku Oil Co                                                                                        49,584
      8,000   The Japan Steel Works Ltd *                                                                           24,424
     23,000   Toa Nenryo Kogyo (KK)                                                                                345,229
     22,000   Tobu Railway Co                                                                                      132,986
        220   Toho Co                                                                                               34,370
      2,000   Tokyo Dome Corp                                                                                       33,287
      4,000   Tokyo Tatemono Ltd                                                                                    18,788
      4,000   Tokyotokeiba Co                                                                                       15,888
     26,000   Tokyu Construction Co Ltd                                                                            136,723
     28,000   Tokyu Corp                                                                                           197,274
     11,000   Tokyu Department Store Co Ltd                                                                         70,874
     12,000   Tokyu Land Corp                                                                                       62,490
     11,000   Toppan Printing Co Ltd                                                                               150,508
      9,000   Toshiba Tungaloy Co Ltd *                                                                             56,977
      1,000   Tostem Corp                                                                                           31,245
      1,000   Toto                                                                                                  14,602
      7,000   Toyo Trust & Banking Co Ltd                                                                           58,610
      1,000   Toyota Motor Corp                                                                                     19,809
     22,000   Victor Co of Japan Ltd *                                                                             271,813
      8,000   Wacoal Corp                                                                                           94,757
      4,000   Yakult Honsha Co Ltd                                                                                  55,139
      8,000   Yamaha Corp                                                                                          106,193
    229,000   Yamaichi Securities Co Ltd                                                                         1,470,782
     10,000   Yamanouchi Pharmaceutical Co Ltd                                                                     211,365
      8,000   Yamato Transport Co                                                                                   83,321
     12,000   Yasuda Trust and Banking Co Ltd                                                                       77,929
      3,000   Yokogawa Bridge Corp                                                                                  42,579
     11,000   Yokogawa Electric Corp                                                                               103,334
                                                                                                                26,372,750
              MALAYSIA - 0.4%
    192,000   Amcol Holdings Ltd                                                                                   521,732
     29,000   Antah Holdings Berhad                                                                                 31,150
     39,200   Bandar Raya Developments Warrants 9/1/97 *                                                            49,648
     65,000   DMIB Berhad                                                                                           67,735
     52,000   Faber Group Berhad *                                                                                  50,020
     46,000   Golden Hope Plantations Berhad                                                                        77,066
     49,000   Highlands and Lowlands Berhad                                                                         86,413
     29,000   Kuala Lumpur Kepong                                                                                   86,593
     35,000   Malaysian Mosaics                                                                                     47,695
     61,000   Malaysian Resources Corp                                                                             107,086
     62,000   Malaysian United Industries                                                                          112,818
     26,000   Perlis Plantations                                                                                    85,451
     36,000   Selangor Properties                                                                                   37,804
                                                                                                                 1,361,211
              NETHERLANDS - 0.7%
      8,300   Royal Dutch Petroleum Co ADR                                                                         989,775
      3,253   Stockland Trust Group                                                                                  7,171
     12,400   Unilever Nv                                                                                        1,532,950
                                                                                                                 2,529,896
              NEW ZEALAND - 0.4%
    170,471   DB Group Ltd *                                                                                        95,271
     98,238   Fisher and Paykel Industries Ltd                                                                     300,048
      8,814   Fletcher Challenge Ltd                                                                                23,942
     13,006   Independent Newspapers Ltd                                                                            37,189
    344,538   Lion Nathan Ltd                                                                                      714,235
      4,449   Wilson and Horton Ltd                                                                                 25,876
                                                                                                                 1,196,561
              NORWAY - 1.7%
      3,900   Aker AS Class A                                                                                       50,739
      2,600   Aker AS Class B (Non-Voting)                                                                          33,218
     12,510   Bergesen d y AS Class A                                                                              300,172
      7,830   Bergesen d y AS Class B                                                                              190,317
     37,994   Den Norske Bank Series A                                                                              98,861
      5,350   Det Norske Luftfartsselskab AS Class B                                                               266,745
      5,400   Dyno Industrier AS                                                                                   112,743
      4,300   Elkem AS Class A                                                                                      52,258
      2,365   Hafslund Nycomed AS Class A                                                                           57,116
     22,821   Hafslund Nycomed AS Class B                                                                          540,468
      5,310   Kvaerner Industrier                                                                                  206,836
        400   Kvaerner Industrier AS, Oslo -B- Stimmrechtslos                                                       14,833
      5,880   Leif Hoegh and Co AS                                                                                  90,699
     70,300   Norsk Hydro AS                                                                                     2,968,361
     11,300   Norske Skogindustrier AS Series A                                                                    354,769
      5,010   Orkla AS Class A                                                                                     234,181
      2,900   Saga Petroleum Series A                                                                               36,600
      7,390   Unitor AS                                                                                            104,204
                                                                                                                 5,713,120
              PHILIPPINES - 0.0%
    110,000   Bougainville Copper Ltd *                                                                             56,313

              SINGAPORE - 2.4%
    166,000   Chuan Hup Holdings Ltd                                                                               162,436
    292,000   DBS Land Ltd                                                                                         838,691
     44,000   Faber Group Berhad  *                                                                                 42,746
    144,000   First Capital Corp Ltd                                                                               413,601
     19,000   Fraser and Neave Ltd                                                                                 215,347
    306,000   Hai Sun Hup Group Ltd                                                                                217,571
    119,000   Haw Par Brothers International Ltd                                                                   242,943
    170,000   Hotel Properties Ltd                                                                                 274,058
     61,000   Inchcape Berhad                                                                                      200,113
     79,674   Jardine Matheson                                                                                     573,653
    701,250   Jardine Strategic                                                                                  2,201,925
     10,000   Jurong Shipyard Ltd                                                                                   69,694
     21,000   Lum Chang Holdings Ltd                                                                                19,071
     38,400   Metro Holdings                                                                                       171,658
     15,000   Natsteel Ltd                                                                                          31,151
    215,000   Neptune Orient Lines Ltd                                                                             261,844
      7,000   Prima Ltd                                                                                             26,857
     39,000   Robinson and Co Ltd                                                                                  153,749
     18,000   Shangri-La Hotel Ltd                                                                                  63,992
     89,000   Singapore Airlines Ltd                                                                               751,848
    156,000   Straits Trading Co Ltd                                                                               358,015
     31,000   Times Publishing Ltd                                                                                  72,017
     42,000   United Engineers                                                                                      80,718
    553,000   United Industrial Corp Ltd                                                                           506,089
     23,000   United Overseas Land Ltd                                                                              40,317
     44,000   Wearne Brothers Ltd                                                                                  102,837
                                                                                                                 8,092,941
              SPAIN - 3.1%
     25,470   Argentaria Corporacion Bancaria de Espana SA                                                         972,314
      2,150   Asland SA                                                                                             37,183
     13,200   Asturiana del Zinc SA *                                                                              139,916
      7,250   Autopistas Cesa (Registered)                                                                          69,914
        483   Autopistas Conces  *                                                                                   4,558
     22,069   Autopistas del Mare Nostrum SA                                                                       256,790
        600   Azucarera de Espana SA                                                                                17,071
     49,510   Banco Bilbao Vizcaya SA                                                                            1,497,432
     37,640   Banco Central Hispanoamericano SA                                                                    784,447
        900   Banco Exterior de Espana Namen                                                                        21,805
      2,450   Banco Zaragozano SA *                                                                                 38,466
      1,420   Bankinter SA                                                                                         123,355
      2,850   Cristaleria Espanola SA *                                                                            188,523
     18,330   Dragados y Construcciones SA                                                                         292,900
      3,100   Ebro Agricolas Compania de Alimentacion SA                                                            31,624
     18,950   Empresa Nacional de Celulosa SA *                                                                    484,038
      5,040   Empresa Nacional de Electricidad SA                                                                  261,489
     12,300   Ercros SA *                                                                                           13,234
    236,230   FENOSA SA                                                                                          1,095,722
        200   Fomento Construcciones y Contratas SA                                                                 16,545
     86,350   Fuerzas Electricas de Cataluna SA                                                                    548,483
      5,150   Huarte SA                                                                                             45,148
     78,480   Iberdrola SA                                                                                         602,320
     15,380   Repsol SA                                                                                            482,329
     22,346   Sarrio SA *                                                                                          112,375
    178,430   Sevillana de Electricidad                                                                          1,130,518
     17,589   Tabacalera S Namen-Akt.                                                                              649,030
      9,850   Tableros Defibras Series B                                                                           119,715
     20,900   Telefonica de Espana SA                                                                              283,164
      6,600   Uralita SA                                                                                            73,114
     10,600   Vallehermoso SA                                                                                      187,121
                                                                                                                10,580,643
              SWEDEN - 0.0%
        400   Mo Och Domsjoe AB Series B                                                                            22,989
      1,450   Pharmacia AB Class A                                                                                  39,584
      3,940   Skandinaviska Enskilda Banken Series A                                                                20,380
        960   Skanska AB Series B                                                                                   24,106
      1,500   Svenska Handelsbanken Series A                                                                        23,400
      1,900   Volvo Aktiebolaget Series B                                                                           37,699
                                                                                                                   168,158
              SWITZERLAND - 2.4%
        190   Baloise Holdings                                                                                     379,213
        527   Banque Cantonale Vaudoise                                                                            258,808
         20   CIBA-GEIGY AG (Bearer)                                                                                14,161
      8,850   CS Holdings (Registered)                                                                             723,758
         60   Elektrowatt AG                                                                                        17,491
        250   Helvetia Schweizerische Versicherungsgesellschaft                                                    121,118
        100   Hero AG (Bearer)                                                                                      46,377
        300   Hero Lenzburg (Registered)                                                                            34,286
         75   Hilti AG, Schaan (Participating Certificate)                                                          63,354
         40   Holderbank Financiere Glarus AG (Bearer)                                                              31,304
        170   Holderbank Financiere Glarus AG (Registered)                                                          26,468
         40   Interdiscount Holding SA (Bearer)                                                                     42,567
         50   Intershop Holding AG                                                                                  24,182
        100   Landis and Gyr AG                                                                                     61,035
         40   Merkur Holding AG                                                                                      9,640
         20   Pargesa Holding SA                                                                                    24,265
        125   Schindler Holding AG (Participating Certificate)                                                     101,449
         60   Schindler Holding AG (Registered)                                                                     50,683
        650   Schweizerische Rueckversicherungsgesellschaft (Bearer)                                               525,383
         25   Schweizerische Rueckversicherungsgesellschaft (Registered)                                            20,207
         20   SIG AG (Bearer)                                                                                       21,366
          5   SIG AG (Registered)                                                                                   10,807
      1,060   SMH AG (Bearer)                                                                                      715,445
      4,400   SMH AG (Registered)                                                                                  630,393
      1,260   Swiss Bank Corp (Bearer)                                                                             427,826
      1,400   Swiss Bank Corp (Registered)                                                                         238,551
      1,080   Union Bank of Switzerland (Bearer)                                                                   961,491
      1,150   Winterthur Insurance (Registered)                                                                    681,905
        270   Winterthur Schweizerische Versicherungs-Gesellschaft                                                 164,348
      7,250   Zurich Vericher Namen (Registered)                                                                 1,849,275
                                                                                                                 8,277,156
              UNITED KINGDOM - 11.2%
     51,925   AMEC Plc                                                                                              49,892
      5,174   Amersham International                                                                                85,536
      9,000   Amstrad Plc                                                                                           36,404
      8,312   Anglian Water Plc                                                                                     69,560
    280,814   Argyll Group                                                                                       1,531,875
  1,392,738   ASDA Group Plc                                                                                     2,341,861
      4,490   BAA Plc                                                                                               35,697
     25,012   Barratt Developments Plc                                                                              72,098
    159,126   Bass Plc                                                                                           1,595,539
     91,180   BAT Industries Plc                                                                                   710,771
     13,500   Berisford International Plc                                                                           38,182
     14,009   Boots Co Plc                                                                                         122,230
    179,945   British Aerospace Plc                                                                              1,837,753
     31,869   British Land Co Plc                                                                                  197,062
    132,011   British Petroleum Co Plc                                                                             988,142
    280,188   British Steel Plc                                                                                    781,599
    134,477   BTR                                                                                                  710,664
     21,945   Bunzl Plc                                                                                             69,549
    348,723   Burton Group Plc                                                                                     551,242
      2,090   Carlton Communications                                                                                33,685
      5,079   Charter Plc (Registered)                                                                              73,910
      3,950   Cobham Group Plc                                                                                      25,710
     26,100   Costain Group  *                                                                                      42,066
     28,055   Dixons Group Plc                                                                                     146,739
     48,124   English China Clays Plc                                                                              282,659
    107,891   Fisons                                                                                               428,043
    296,025   Forte Plc                                                                                          1,179,026
     33,152   General Electric Co Plc                                                                              159,784
    421,207   Glaxo Wellcome Plc                                                                                 4,992,027
     43,331   Grand Metropolitan Plc                                                                               273,981
    115,518   Great Portland Estates Plc                                                                           309,712
     11,308   Great Universal Stores Plc                                                                           107,075
      6,600   Greenalls Group Plc                                                                                   51,193
     29,691   Guinness                                                                                             225,927
    145,005   Hammerson Property Investment and Development Corp Plc                                               800,009
    165,057   Hillsdown Holdings Plc                                                                               488,573
      6,211   Imperial Chemical Industries Plc                                                                      73,828
    339,447   Ladbroke Group Plc                                                                                   878,517
    376,093   Lasmo Plc                                                                                          1,031,645
      3,978   Lex Service Plc                                                                                       19,481
     23,871   Lex Service Plc (Ordinary)                                                                           119,121
     11,108   London Electricity Plc                                                                               144,947
     41,512   London International Group Plc                                                                        82,347
     57,998   Lonrho Plc                                                                                           145,610
     54,750   Marks & Spencer Plc                                                                                  369,093
     13,029   MEPC Plc                                                                                              76,325
     19,907   Meyer International Plc                                                                              107,978
      7,875   Midland Electricity                                                                                  104,347
    117,740   National Power Plc                                                                                   957,955
     19,500   Norcros Plc                                                                                           26,292
      7,133   North West Water Group Plc                                                                            69,200
     28,131   Northern Foods Plc                                                                                    84,576
      2,010   Northumbrian Water Group Plc                                                                          28,346
      9,149   NORWEB Plc                                                                                           122,929
     10,956   Ocean Group Plc                                                                                       56,371
     18,526   Peninsular and Oriental Steam Navigation Co                                                          159,488
    315,555   Pilkington Plc                                                                                     1,031,857
     74,395   Powergen Plc                                                                                         674,180
     23,291   Reckitt & Colman Plc                                                                                 240,033
     62,511   Redland Plc                                                                                          376,850
     51,077   Sainsbury Plc                                                                                        366,990
      9,501   Scottish Power Plc                                                                                    50,209
      1,700   Scottish & Newcastle Plc                                                                              15,649
        242   Scottish & Newcastle (Participating Certificte)                                                        1,163
    338,366   Sears Plc                                                                                            587,309
      5,497   Securicor Group Plc                                                                                   93,283
      7,361   Severn Trent Plc                                                                                      72,097
     79,000   Signet Group Plc *                                                                                    17,752
     29,757   Slough Estates Plc                                                                                   101,916
    138,899   Smith & Nephew Plc                                                                                   412,221
    218,477   Smithkline Beecham Plc Class A                                                                     2,028,124
    238,413   Smithkline Beecham Plc Equity Units                                                                2,084,795
     17,594   South Western Electricity Plc                                                                        263,120
     15,188   Southern Water Plc                                                                                   164,293
     57,964   Storehouse Plc                                                                                       278,472
    512,415   Tarmac Plc                                                                                           809,998
    260,772   Taylor Woodrow Plc                                                                                   464,751
     54,467   Tesco                                                                                                276,022
      6,861   Thorn Emi                                                                                            157,153
     46,000   Trafalgar House Plc                                                                                   27,090
     16,738   Transport Development Group Plc                                                                       56,938
     10,053   Unigate Plc                                                                                           64,656
     39,838   Unilever Plc                                                                                         750,129
     36,074   United Biscuits Holdings Plc                                                                         152,623
      5,801   Welsh Water Plc                                                                                       68,415
      6,265   Welsh Water Plc Preferred 6.42% *                                                                      9,928
     22,011   Whitbread Plc Class A (Limited Voting)                                                               209,786
    114,834   Wimpey (George) Plc                                                                                  188,642
      1,139   Wolseley                                                                                               6,655
                                                                                                                38,207,270
              UNITED STATES - 33.0%
      3,100   20th Century Industries California                                                                    48,825
     22,800   3Com Corp                                                                                            889,200
     23,000   Abbott Laboratories                                                                                  891,250
     11,300   AES Corp                                                                                             209,050
     11,900   Aetna Life and Casualty                                                                              812,175
      9,600   Aflac Inc                                                                                            392,400
      1,500   Alco Standard Corp                                                                                   120,750
     17,400   Allegheny Power System                                                                               424,125
      1,500   Allmerica Property & Casualty                                                                         36,188
     17,900   Allstate Corp                                                                                        606,363
      2,700   Alltel Corp                                                                                           76,275
      3,900   Ambac Corp                                                                                           164,775
      9,300   Amdahl                                                                                                84,863
     18,500   American Electric Power                                                                              631,313
     19,000   American General Corp                                                                                669,750
     19,800   American Home Products                                                                             1,524,600
      7,800   Ameritech Corp                                                                                       399,750
     30,800   Amgen Inc                                                                                          1,474,550
     11,600   Amoco Corp                                                                                           739,500
     25,600   Anheuser Busch Inc                                                                                 1,462,400
      8,600   Aon Corp                                                                                             335,400
     18,600   Apple Computer Inc                                                                                   799,800
     31,500   Archer Daniels Midland                                                                               523,688
     11,900   Ashland Inc                                                                                          389,725
        600   Atlanta Gas Light                                                                                     22,125
      2,300   Atlantic Richfield Co                                                                                250,988
     22,300   AT&T Corp                                                                                          1,259,950
      1,500   Automatic Data Processing Inc                                                                         97,500
      4,500   Avery Dennison Corp                                                                                  184,500
     14,000   Baltimore Gas & Elec Co                                                                              367,500
      2,000   Bandag Inc                                                                                           118,750
     10,100   Bear Stearns Co                                                                                      208,313
      6,200   Bell Atlantic Corp                                                                                   370,450
      7,000   Bellsouth Corp                                                                                       481,250
      6,400   Beneficial Corp                                                                                      314,400
      1,500   BHC Communications Inc Class A                                                                       136,125
     13,600   Black & Decker Corp                                                                                  440,300
     63,000   Boeing Co                                                                                          4,016,250
     45,900   Bristol-Myers Squibb Co                                                                            3,149,888
      2,800   Brooklyn Union                                                                                        70,350
      6,200   Brown Forman Corp Class B                                                                            229,400
      2,500   Cabot Corp                                                                                           120,313
      7,500   Capital Cities                                                                                       862,500
      4,300   Carolina Power & Light                                                                               131,688
      8,100   Centerior Energy Corp                                                                                 87,075
     17,500   Central & South West Corp                                                                            428,750
      3,600   Chase Manhattan Corp                                                                                 207,000
      9,500   Chemical Banking Corp                                                                                553,375
      8,000   Chevron Corp                                                                                         387,000
      2,000   Chubb Corp                                                                                           182,500
      6,400   Cigna Corp                                                                                           619,200
     17,900   Cinergy Corp                                                                                         458,688
      1,900   Cipsco                                                                                                62,463
      5,500   Circuit City Stores Inc                                                                              189,750
      4,800   Cisco Systems Inc                                                                                    315,000
     27,500   Citicorp                                                                                           1,825,313
      3,200   Clorox Co                                                                                            216,400
      7,100   CMS Energy Corp                                                                                      174,838
        200   CNA Financial Corp                                                                                    19,175
     70,500   Coca Cola Co                                                                                       4,529,625
        900   Columbia Gas Systems                                                                                  31,725
     24,800   Conagra Inc                                                                                          939,300
     13,600   Consolidated Edison Co of New York                                                                   384,200
      3,000   Consolidated Papers Inc                                                                              181,500
      8,600   CPC International                                                                                    540,725
     15,000   CPL Inc                                                                                              333,750
      5,200   Danaher Corp                                                                                         171,600
      4,700   Dean Foods Co                                                                                        124,550
     23,500   Dean Witter Discover & Co                                                                          1,198,500
     15,700   Detroit Edison Co                                                                                    480,813
        600   Digital Equipment Corp                                                                                25,050
      2,400   Dollar General                                                                                        63,000
     10,000   Dominion Resources Inc                                                                               361,250
      4,600   Dover Corp                                                                                           366,850
      5,800   DQE                                                                                                  138,475
     15,100   Duke Power Co                                                                                        613,438
      6,800   Dun & Bradstreet Corp                                                                                393,550
     30,100   Eastman Kodak                                                                                      1,734,513
      6,300   Edwards AG Inc                                                                                       153,563
      6,700   EGG Inc                                                                                              127,300
      1,700   El Paso Natural Gas Co                                                                                47,813
     16,500   Entergy Corp                                                                                         396,000
     30,100   Exxon Corp                                                                                         2,069,375
      4,700   F M C Corp                                                                                           361,900
        900   First American Bank Corp                                                                              39,825
      3,000   First Chicago Corp                                                                                   190,125
      2,300   Fleming Co                                                                                            66,988
      7,600   Florida Progress                                                                                     230,850
      7,400   FPL Group                                                                                            287,675
      1,900   Frontier Corp                                                                                         52,963
      1,400   Fruit of The Loom Class A                                                                             32,900
      4,900   Gannett Co                                                                                           262,150
        900   Geico Corp                                                                                            61,425
     12,200   General Mills Inc                                                                                    629,825
      9,300   General Public Utilities                                                                             266,213
      1,500   Glatfelter (PH) Co                                                                                    33,750
     13,600   GTE Corp                                                                                             498,100
      2,300   Harnischfeger Industries Inc                                                                          84,525
      1,000   Hawaiian Electric Industries                                                                          36,125
     22,500   Heinz (HJ) Co                                                                                        953,438
      1,800   Hershey Foods Corp                                                                                   107,775
     45,600   Hewlett Packard Co                                                                                 3,648,000
      3,700   Hormel (Geo A) & Co                                                                                   88,800
     12,700   Household International Inc                                                                          712,788
      2,000   Houston Industries Inc                                                                                84,750
      1,945   Hubbell Inc Class B                                                                                  114,026
      4,000   IBP Inc                                                                                              197,000
      3,200   Idaho Power                                                                                           84,400
      1,000   IES Industries                                                                                        25,250
      5,700   Illinova Corp                                                                                        143,213
     53,600   International Business Machines Corp                                                               5,540,900
      6,700   International Flavors & Fragrances                                                                   320,763
      1,500   Ipalco Enterprises                                                                                    51,938
      1,800   Jefferson Pilot Corp                                                                                 113,175
     21,600   Johnson & Johnson                                                                                  1,490,400
      5,300   Kansas City Power & Light Co                                                                         118,588
     11,800   Kellogg Co                                                                                           796,500
        500   Kingworld Productions                                                                                 19,000
      2,400   Kroger Co                                                                                             78,300
      1,200   Ku Energy                                                                                             32,700
        900   LG&E Energy Corp                                                                                      34,875
     32,500   Lilly (Eli) and Co                                                                                 2,660,938
      2,600   Liz Claiborne                                                                                         59,150
     23,823   Lockheed Martin Corp                                                                               1,450,225
      1,100   Loctite Corp                                                                                          52,800
      3,600   Loews Corp                                                                                           472,950
     19,400   LSI Logic Corp                                                                                       955,450
      3,600   Lyondell Petrochemical                                                                                99,000
     12,400   Manpower Inc                                                                                         356,500
        400   Marsh & McLennan Cos Inc                                                                              32,950
      2,300   MBIA Inc                                                                                             156,400
      2,100   Mc Graw Hill Inc                                                                                     165,375
      5,100   MCN Corp                                                                                              94,988
     17,400   Medtronic Inc                                                                                      1,642,125
     13,400   Melville Corp                                                                                        447,225
     42,700   Merck & Co                                                                                         2,129,663
      1,100   MGIC Investment Corp                                                                                  61,600
     40,600   Micron Tech                                                                                        3,121,125
     18,800   Microsoft Corp                                                                                     1,739,000
      3,500   Mid American Resource Inc                                                                             49,875
      5,400   Minnesota Mining & Manufacturing                                                                     294,975
        400   Minnesota Power and Light Co                                                                          10,750
      8,900   Mobil Corp                                                                                           847,725
      5,200   Montana Power Co                                                                                     114,400
     12,600   Morgan Stanley Group Inc                                                                           1,094,625
        300   Murphy Oil Corp                                                                                       12,150
      6,150   Mylan Laboratories                                                                                   140,681
      1,300   National Fuel Gas Co                                                                                  36,563
      2,900   Natl Service Industries                                                                               84,100
      2,800   Nevada Power                                                                                          57,050
      3,500   New England Elec Systems                                                                             122,500
      2,200   New York State Electric & Gas Corp                                                                    53,075
      5,400   Newell Co                                                                                            135,000
      3,200   Nicor Inc                                                                                             82,000
      4,000   Nike Inc Class B                                                                                     370,500
      4,600   Nipsco Industry                                                                                      150,650
      5,300   Northern States Power                                                                                225,913
     18,700   Novell Inc                                                                                           336,600
      6,000   Nynex Corp                                                                                           270,000
      3,900   Occidental Petroleum Corp                                                                             84,825
      1,300   Ohio Edison Co                                                                                        28,113
      4,200   Oklahoma Gas & Electric                                                                              148,575
      4,900   Old Republic International Corp                                                                      135,363
      3,000   Omni Group Inc                                                                                       188,250
     47,100   Pacific Corp                                                                                         853,688
     14,600   Pacific Enterprises                                                                                  350,400
      6,000   Pacific Telesis Group                                                                                170,250
      8,200   Pall Corp Co                                                                                         179,375
     22,600   Panhandle Eastern Corp                                                                               565,000
      4,050   Parker Hannifin Corp                                                                                 160,481
        100   Pennzoil Co                                                                                            4,400
      1,700   Peoples Energy Corp                                                                                   46,325
     43,800   Pfizer Inc                                                                                         2,162,625
     33,600   Philip Morris Cos Inc                                                                              2,507,400
      7,100   Polaroid Corp                                                                                        309,738
     23,500   Potomac Electric Power Co                                                                            502,313
      9,200   PP&L Resources                                                                                       201,250
      2,900   Premark International Inc                                                                            151,888
      3,700   Provident Life & Accident Insurance Co of America Class B                                             96,663
      5,800   Providian Corp                                                                                       222,575
      9,300   Public Service of Colorado                                                                           301,088
      4,400   Puget Sound Power & Light                                                                             95,150
     27,800   Raytheon Co                                                                                        2,248,325
      7,100   Readers Digest  Class A (Non-Voting)                                                                 328,375
      5,300   Reebok International Ltd                                                                             188,150
      2,700   Rhone Poulenc Rorer Inc                                                                              119,475
     17,400   Rite Aid Corp                                                                                        487,200
      1,800   Rockwell International Corp                                                                           80,550
      1,900   SAFECO Corp                                                                                          122,788
        900   San Diego Gas & Electric                                                                              19,575
     28,200   Sara Lee Corp                                                                                        782,550
      8,500   SBC Communications Inc                                                                               430,313
      4,800   Scana Corp                                                                                           111,600
      3,400   SCE Corp                                                                                              56,525
     14,800   Silicon Graphics Inc                                                                                 625,300
     69,300   Southern Co                                                                                        1,463,963
      2,000   Southwestern Public Service                                                                           60,000
      4,900   Sprint Corp                                                                                          173,950
     12,800   St Paul Cos                                                                                          694,400
      4,400   Student Loan Marketing                                                                               238,150
     13,200   Sun Microsystems Inc                                                                                 763,950
      2,000   Supervalu Inc                                                                                         59,250
      1,100   Tambrands Inc                                                                                         49,363
     23,200   Tandem Computers Inc                                                                                 284,200
     11,400   Teco Energy Inc                                                                                      246,525
     21,500   Tenet Healthcare Corp                                                                                341,313
      6,900   Tenneco Inc                                                                                          334,650
      4,100   Texaco Inc                                                                                           265,475
      3,100   Textron Inc                                                                                          212,350
      1,000   Thomas & Betts Corp                                                                                   67,500
      9,200   Torchmark Corp                                                                                       368,000
      5,500   Transamerica Corp                                                                                    374,000
        400   Transatlantic Hldg Inc                                                                                28,000
     14,100   Travelers (The)                                                                                      676,800
      2,300   Tyson Foods Inc Class A                                                                               59,225
      1,500   UGI Corp                                                                                              32,063
      5,900   Union Electric                                                                                       210,188
      3,400   Universal Foods Corp                                                                                 107,950
     20,200   Upjohn Co                                                                                            855,975
      6,700   US West Inc                                                                                          291,450
      2,200   Utilicorp United Inc                                                                                  59,675
      6,200   V F Corporation                                                                                      339,450
      7,800   Vishay Intertechnology                                                                               315,900
      1,200   Vulcan Materials                                                                                      63,150
     16,400   Walgreen Co                                                                                          401,800
      1,700   Warner Lambert                                                                                       153,638
      1,000   Washington Gas Light Co                                                                               19,125
      6,400   Washington Water Power                                                                                99,200
      1,200   Weis Markets                                                                                          33,900
      5,600   Wellpoint Health Networks Inc Class A                                                                166,600
      3,700   Western Resources                                                                                    111,925
     10,500   Whitman Corp                                                                                         211,313
     10,700   Williams Comp Inc                                                                                    391,888
      2,900   Winn-Dixie Stores Inc                                                                                172,550
     13,600   Wisconsin Energy Corp                                                                                365,500
      1,000   WPL Holdings Inc                                                                                      28,500
        500   WPS Resources Corp                                                                                    14,438
      2,800   York International Corp                                                                              124,600
                                                                                                               112,149,064

              TOTAL STOCK AND EQUIVALENTS (Cost $242,130,547)                                                  266,730,482

 Par Value    U.S. GOVERNMENT - 6.3%
              UNITED STATES - 6.3%
$ 2,700,000   U.S. Treasury Note, 6.88% due 10/31/96 (a)                                                         2,732,484
 13,500,000   U.S. Treasury Note, 6.88% due 2/28/97 (a)                                                         13,700,391
  5,000,000   U.S. Treasury Note, 5.88% due 7/31/97 (a)                                                          5,000,781
                                                                                                                21,433,656

              TOTAL U.S. GOVERNMENT (Cost $21,387,102)                                                          21,433,656

Principal Amount
 of Contracts
(000's omitted)       CALL OPTIONS PURCHASED - 1.0%
                      UNITED STATES - 1.0%
    250,000   U.S. Treasury Bond, expires 12/04/95 strike $99 *                                                  3,320,313


              TOTAL CALL OPTIONS PURCHASED (Cost $3,222,656)                                                     3,320,313

 Par Value          SHORT-TERM INVESTMENTS - 14.9%
                    UNITED STATES - 14.9%
$17,000,000   First National Bank of Chicago Time Deposit, 5.81% due 9/1/95                                     17,000,000
 16,700,000   Morgan Guaranty Time Deposit, 5.75% due 9/1/95                                                    16,700,000
 17,000,000   Republic Bank of New York Time Depostit, 5.81% due 9/1/95                                         17,000,000
                                                                                                                50,700,000

              TOTAL SHORT-TERM INVESTMENTS (at cost)                                                            50,700,000

              TOTAL INVESTMENTS - 100.4%
              (Cost $317,440,305) * *                                                                        $ 342,184,451

              Other Assets and Liabilities (net) -  (0.4%)                                                      (1,487,134)

              TOTAL NET ASSETS - 100.0%                                                                      $ 340,697,317



              NOTES TO THE SCHEDULE OF INVESTMENTS:

              ADR   American Depositary Receipt

              (a)    All or a portion of this security is held as  collateral  for open futures contracts.

              (b)    Restricted  security - This security is restricted as to resale. At August
                     31, 1995 restricted securities amounted to $415,747 or 0.1% of net assets.

              (c)    Security valued by management (Note 1).

              *      Non-income producing security.

              **     The  aggregate   identified  cost  for  federal  income  tax  purposes  is
                     $317,440,305,  resulting in gross unrealized appreciation and depreciation
                     of  $30,501,029   and   $5,756,883,   respectively,   and  net  unrealized
                     appreciation of $24,744,146.


            At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:

                                                                                           Percentage of
            Industry Sector                                                                  Net Assets

            Health Care                                                                          6.6 %
            Banking                                                                              6.4
            Utilities                                                                            6.1
            Food and Beverage                                                                    6.0
            Services                                                                             5.9
            Oil and Gas                                                                          5.2
            Computers and Office Equipment                                                       4.0
            Consumer Goods                                                                       3.9
            Transportation                                                                       3.5
            Retail Trade                                                                         3.3
            Aerospace                                                                            2.9
            Technology                                                                           2.7
            Construction                                                                         2.7
            Insurance                                                                            2.7
            Telecommunications                                                                   2.4
            Real Estate                                                                          2.1
            Chemicals                                                                            1.6
            Financial Services                                                                   1.6
            Miscellaneous                                                                        1.5
            Pharmaceuticals                                                                      1.4
            Metals and Mining                                                                    1.4
            Automotive                                                                           0.9
            Machinery                                                                            0.9
            Manufacturing                                                                        0.9
            Paper and Allied Products                                                            0.7
            Textiles                                                                             0.3
            Primary Processing                                                                   0.4
            Electric                                                                             0.2

                                                                                                78.2 %


               See accompanying notes to the financial statements.




GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST  31, 1995 (UNAUDITED)


ASSETS:

                Investments, at value (cost $266,740,305) (Note 1)                       $              291,484,451
                Short-term investments, at cost (Note 1)                                                 50,700,000
                Foreign currency, at value (cost $205,728) (Note 1)                                         186,219
                Cash                                                                                         57,864
                Receivable for investments sold                                                              13,599
                Dividends and interest receivable                                                           623,918
                Foreign withholding taxes receivable                                                        147,615
                Receivable for expenses waived or borne by Manager (Note 2)                                  15,779

                          Total assets                                                                  343,229,445


LIABILITIES:
                Payable for investments purchased                                                            18,331
                Payable for open swap contracts (Notes 1 and 6 )                                          1,951,443
                Payable for daily variation margin on open futures contracts (Note 1)                       327,025
                Payable to affiliate for management fee (Note 2)                                            180,602
                Accrued expenses                                                                             54,727

                          Total liabilities                                                               2,532,128

NET ASSETS (equivalent to $10.50 per share based
                on 32,443,087 shares outstanding, unlimited shares authorized)           $              340,697,317


NET ASSETS CONSIST OF:
                Paid-in capital                                                          $              328,881,940
                Accumulated undistributed net investment income                                           4,329,441
                Accumulated undistributed net realized loss                                              (9,937,977)
                Net unrealized appreciation                                                              17,423,913

                          NET ASSETS                                                     $              340,697,317

               See accompanying notes to the financial statements.


GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  -  SIX  MONTHS  ENDED  AUGUST  31,  1995  (UNAUDITED)

INVESTMENT INCOME:
              Dividends (net of foreign tax expense of $298,539)                              $                 3,668,784
              Interest                                                                                          1,765,857
                        Total income                                                                            5,434,641
EXPENSES:
              Management fee (Note 2)                                                                             918,184
              Custodian fees                                                                                      170,518
              Audit fees                                                                                           27,552
              Registration fees                                                                                    19,540
              Transfer agent fees                                                                                  13,800
              Legal fees                                                                                            9,474
              Insurance                                                                                             1,190
              Trustee fee (Note 2)                                                                                    646
              Miscellaneous                                                                                           368

                        Total expenses                                                                          1,161,272
                        Less:  expenses waived or borne by Manager (Note 2)                                       (72,570)
                        Net expenses                                                                            1,088,702




                           Net investment income                                                                4,345,939

REALIZED AND UNREALIZED GAIN (LOSS):
                        Net realized gain (loss) on:
                          Investments                                                                           4,036,461
                          Closed futures contracts                                                             (9,399,239)
                          Closed swap contracts                                                                (4,618,329)
                          Foreign currency and foreign currency related
                              transactions                                                                        (67,556)
                                Net realized loss                                                             (10,048,663)
                        Change in net unrealized appreciation (depreciation) on:
                          Investments                                                                          22,164,374
                          Open futures contracts                                                               (2,131,450)
                          Open swap contracts                                                                  (2,877,763)
                          Foreign currency and foreign currency related
                              transactions                                                                        (34,990)
                                Net unrealized gain                                                            17,120,171
                        Net realized and unrealized gain                                                        7,071,508

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $                11,417,447

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                           AUGUST 31, 1995           PERIOD ENDED
                                                                                             (UNAUDITED)          FEBRUARY 28, 1995*
INCREASE (DECREASE) IN NET ASSETS:
Operations:

           Net investment income                                               $             4,345,939 $                  1,420,553
           Net realized gain (loss)                                                        (10,048,663)                     130,219
           Change in net unrealized appreciation (depreciation)                             17,120,171                      303,742

           Net increase in net assets resulting from operations                             11,417,447                    1,854,514

Distributions to shareholders from:
           Net investment income                                                              (761,607)                    (694,977)


Fund share transactions:  (Note 5)
           Proceeds from sale of shares                                                    124,685,708                  214,025,378
           Net asset value of shares issued to shareholders
                   in payment of distributions declared                                       454,942                       153,241
           Cost of shares repurchased                                                       (9,737,294)                    (700,035)

           Net increase in net assets resulting
                   from Fund share transactions                                           115,403,356                   213,478,584

           Total increase in net assets                                                    126,059,196                  214,638,121

Net assets:
           Beginning of period                                                             214,638,121                          -

           End of period (including accumulated undistributed
                    net income of $4,329,441 and $745,109, respectively)       $           340,697,317 $                214,638,121

*          Period from July 29, 1994 (commencement of operations) to February 28, 1995.

                     See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                         SIX MONTHS ENDED         PERIOD FROM JULY 29, 1994
                                                                         AUGUST 31, 1995        (COMMENCEMENT OF OPERATIONS)
                                                                           (UNAUDITED)                TO FEBRUARY 28, 1995
NET ASSET VALUE, BEGINNING OF PERIOD                               $                   10.12  $                          10.00

Income from investment operations:
  Net investment income (a)                                                             0.12                              0.11
  Net realized and unrealized gain
   on investments                                                                       0.29                              0.08

    Total from investment operations                                                    0.41                              0.19

Less distributions to shareholders :
  From net investment income                                                           (0.03)                            (0.07)


NET ASSET VALUE, END OF PERIOD                                     $                   10.50  $                          10.12

TOTAL RETURN (B)                                                                        4.01%                             1.92%


RATIOS/SUPPLEMENTAL DATA:

                Net assets, end of period (000's)                                   $340,697                          $214,638
                Net expenses to average
                            daily net assets (a)                                        0.77%*                            0.92%*
                Net investment income to average
                            daily net assets (a)                                        3.07%*                            2.85%*
                Portfolio turnover rate                                                   67%                              194%


                     *      Annualized.
                     (a)    Net of fees and expenses voluntarily waived or borne by the Manager of the following
                            per share amounts:                     $                   0.002  $                          0.006
                     (b)    Calculation  excludes  subscription  fees. The total
                            returns  would have been lower had certain  expenses
                            not been waived during the period shown.

               See accompanying notes to the financial statements.


GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Global Hedged Equity Fund (the "Fund"), which commenced operations on July 29, 1994, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies
consistently   followed  by  the  Fund  in  the  preparation  of  its  financial statements.

PORTFOLIO VALUATION
     Portfolio  securities  listed on a  securities  exchange  for which  market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS
         The Fund may purchase index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.


FORWARD  CURRENCY  CONTRACTS
         The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At August 31, 1995 there were no outstanding forward currency contracts.

OPTIONS
         The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

         The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

SWAP AGREEMENTS
         The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund entered into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1995.

TAXES
         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS
         The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

         Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

         Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .60% of the amount invested. In the case of cash redemptions, the premium is 1.40% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $529,474 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 0.65% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management but excluding custody fees, brokerage commissions and transfer taxes) exceed 0.65% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $646. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                                Purchases               Sales
      U.S. Government securities                               $116,878,229          $117,051,281
      Investments (non-U.S. Government securities)               94,882,240            38,077,055


4.  PRINCIPAL SHAREHOLDER

     At August 31, 1995, 28% of the outstanding shares of the Fund were held by one shareholder.


5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                       Period from July 29, 1994
                                                             Six Months Ended        (Commencement of Operations)
                                                              August 31, 1995            to February 28, 1995
                                                                (Unaudited)
    Shares sold                                                    12,127,111                  21,270,733
    Shares issued to shareholders in reinvestment
     of distributions                                                  43,913                      15,401
    Shares repurchased                                               (944,829)                    (69,242)
    Net increase                                                   11,226,195                  21,216,892
    Fund shares:
     Beginning of period                                           21,216,892                    ___
     End of period                                                 32,443,087                  21,216,892


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 1995 is as follows:

     FUTURES CONTRACTS

                                                                                                Net Unrealized
     Number of                                                              Contract             Appreciation
     Contracts                Type                Expiration Date             Value             (Depreciation)
     Buys
           4              All Ords                   September 1995         $    162,325       $          2,200
           3              CAC                        September 1995              224,709                 (9,245)
           3              DAX                        September 1995              457,400                 (5,168)
           6              FT-SE 100                  September 1995              807,004                (13,875)
          39              IBEX                       September 1995              107,095                 (2,710)
           6              TOPIX                      September 1995              875,992                  6,287
           2              TOPIX                      December 1995               292,802                  5,042
                                                                                                        (17,469)

     Sales
          45              Hang Seng                  September 1995         $  2,655,180       $        (26,219)
         401              S&P 500                    September 1995           91,484,513             (5,297,288)
                                                                                               $     (5,323,507)

     At August 31, 1995, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.


     SWAP AGREEMENTS
                                                                                                    UNREALIZED
          NOTIONAL     EXPIRATION                                                                  APPRECIATION
           AMOUNT         DATE                              DESCRIPTION                           (DEPRECIATION)
          7,833,465          9/1/95       Agreement with Morgan Stanley & Co. International        $  (611,281)
                                          Limited dated 9/1/94 to pay (receive) the notional
                                          amount multiplied by the return on the EASEA index
                                          plus 5.93% of the EASEA dividend yield and to receive
                                          6 month LIBOR plus 0.10%. (a)

          8,000,000         9/29/95       Agreement with Union Bank of Switzerland dated 9/30/94      (415,722)
                                          to pay (receive) the notional amount multiplied by the
                                          return on the EAFE Japan index multiplied by a stated
                                          Japan weight (which is a percentage of the EAFE Japan
                                          Index as a proportion of the market capitalization
                                          weighted EAFE Index currently at 23%) plus the return
                                          on the EASEA  index  multiplied  by 1 minus the stated
                                          Japan  weighting and to receive LIBOR plus 0.10%.

         13,079,036        10/31/95       Agreement with Morgan Stanley & Co. International           (309,402)
                                          Limited dated 10/28/94 to pay (receive) the notional
                                          amount multiplied by  the return on the EASEA index
                                          plus 5.93% of the EASEA dividend yield and to receive 6
                                          month LIBOR plus 0.05%. (a)

         36,043,614         1/31/96       Agreement with Morgan Stanley & Co. International          1,487,303
                                          Limited dated 1/31/95 to pay (receive) the notional
                                          amount multiplied by the return on the EASEA index plus
                                          5.93% of the EASEA dividend yield and to receive 6
                                          month LIBOR minus 0.05%. (a)

         50,000,000         1/31/96       Agreement with Swiss Bank Corporation dated 1/31/95 to    (2,337,112)
                                          pay (receive) the notional amount multiplied by the
                                          return on the EAFE Index and to receive LIBOR plus 0.05%.

          7,000,000         5/15/96       Agreement with Morgan Stanley & Co. International           (127,994)
                                          Limited dated 5/15/95 to pay (receive) the notional
                                          amount multiplied by the return on the EASEA index plus
                                          9.0927% of the EASEA dividend yield and to receive 6
                                          month LIBOR minus 0.4293%. (a)

          6,000,000         5/31/96       Agreement with Morgan Stanley & Co. International             76,753
                                          Limited dated 5/15/95 to pay (receive) the notional
                                          amount multiplied by the return on the EAFE index plus
                                          8.352% of the EAFE dividend yield and to receive 6
                                          month LIBOR minus 0.1885%. (a)

         13,000,000         5/31/96       Agreement with Swiss Bank Corporation dated 5/15/95 to       175,013
                                          pay (receive) the notional amount multiplied by the
                                          return on the EAFE Index and to receive LIBOR.

         10,000,000         5/31/96       Agreement with Swiss Bank Corporation dated 5/31/95 to       110,999
                                          pay (receive) the notional amount multiplied by the
                                          return on the EAFE Index and to receive LIBOR.

                                          Net unrealized depreciation                             $ (1,951,443)

              (a) Notional amount is increased (decreased) by each
                       periodic payment received or made.


GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

       PAR VALUE          DESCRIPTION                                                                                      VALUE ($)
                          DEBT OBLIGATIONS - 96.5%
                          ASSET BACKED SECURITIES - 52.2%
$         10,000,000      Banc One Credit Card Master Trust 94-B, 7.55% due 12/15/99                                      10,283,984
           2,000,000      Carco Auto Loan 92-A Class A, Variable Rate, 6.29% due 9/15/99                                   2,000,000
          10,000,000      Carco Auto Loan 94-2 Class A, 7.88% due 7/15/99                                                 10,296,094
           4,500,000      Dilmun Capital Corp, Variable Rate, 7.00% due 11/15/03                                           4,511,250
           6,400,000      Discover Card Master Trust I 94-2 Class A, 6.22% due 10/16/04                                    6,445,498
           3,000,000      EMC Mortgage Corp Trust 93-L2 Class 2, Variable Rate, 7.18% due 2/25/04                          3,001,875
           5,000,000      European Sovereign Investments, Variable Rate, 6.21% due 1/20/99                                 5,007,813
           2,500,000      Federal National Mortgage Association, 4.62% due 2/25/98                                         2,421,875
          15,000,000      Federal National Mortgage Association, 5.19% due 7/20/98                                        14,593,935
           5,000,000      First USA Credit Card Master Trust 94-4 Class A, Variable Rate, 6.25% due 8/15/03                5,043,295
           3,500,000      Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.35% due 3/15/98                          3,501,094
          10,000,000      Keycorp Student Loan Trust 94-B Certificates, Variable Rate, 6.67% due 11/25/21                 10,018,750
          10,000,000      Keycorp Student Loan Trust 95-A Class B, Variable Rate, 6.69% due 10/27/21                      10,031,250
          12,400,000      MBNA Master Credit Card Trust 94-C Class A, Variable Rate, 6.13% due 03/15/04                   12,423,250
           6,000,000      Navistar Financial Dealer Note Master Trust 95-1 Class A,Variable Rate, 6.24% due 8/25/07        5,996,248
           6,000,000      Oakwood Mortgage Investors Inc 95-A Class A4, Variable Rate, 7.70% due 9/15/20                   5,925,000
           3,000,000      Potomac Mills Finance Corp, Variable Rate, 6.59% due 10/20/04                                    2,998,125
           5,000,000      Premier Auto Trust 95-1 Certificates, 8.10% due 03/04/01                                         5,226,953
           4,689,584      Resolution Trust Corp 94-C1 Class A3, Variable Rate, 6.55% due 6/25/26                           4,689,584
          10,535,000      Signet Credit Card Master Trust 94-4 Class A, 6.80% due 12/15/00                                10,653,519
           2,637,000      SMS Student Loan Trust 94-B Certificates, Variable Rate, 6.69% due 10/25/23                      2,646,889
           4,932,000      SMS Student Loan Trust 95-A Certificates, Variable Rate, 6.59% due 4/25/25                       4,932,000
           5,888,000      Society Student Loan Trust 93-A Class B, Variable Rate, 6.63% due 7/25/03                        5,935,840
           4,948,017      UCFC Home Equity Loan 95-B2 Class A8, Variable Rate, 6.39% due 10/10/26                          4,941,832
                                                                                                                         153,525,953
                          CORPORATE OBLIGATION - 3.3%
           8,855,000      New England Telephone & Telegraph, 7.88% due 11/15/29                                            9,609,765

                          STRUCTURED NOTES - 16.6%
           3,000,000      Federal Home Loan Bank, 4.90% due 2/23/98                                                        2,930,379
           3,550,000      Federal Home Loan Bank, Variable Rate, 3.04% due 7/28/98 (d)                                     3,239,375
          10,000,000      Federal National Mortgage Association, 5.00% Step up, due 1/19/99                                9,724,160
          14,000,000      Sallie Mae, Variable Rate, 0.00% due 1/24/96 (c)                                                13,737,500
          20,000,000      Sallie Mae, Variable Rate, 4.00% due 3/23/98 (e)                                                18,975,000
                                                                                                                          48,606,414
                          U.S. GOVERNMENT - 24.4%
          14,000,000      U.S. Treasury Bond 6.25%  due 8/15/23  (a)                                                      13,125,000
          15,000,000      U.S. Treasury Note 6.25%  due 8/31/96   (a) (b)                                                 15,070,290
          10,000,000      U.S. Treasury Note 6.38%  due 8/15/02  (a)                                                      10,087,500
          22,000,000      U.S. Treasury Note 6.88%  due 8/31/99  (a)                                                      22,618,750
          10,000,000      U.S. Treasury Note 7.25%  due 5/15/04  (a)                                                      10,600,000
                                                                                                                          71,501,540

                          TOTAL DEBT OBLIGATIONS (Cost $278,176,237)                                                     283,243,672

                          SHORT-TERM INVESTMENTS - 21.2%
                          REPURCHASE AGREEMENT - 3.6%
          10,648,829      Salomon  Brothers  Repurchase  Agreement,   dated
                          8/31/95,  due  9/1/95,  with a maturity  value of
                          $10,650,396  and an  effective  yield  of  5.30%,
                          collateralized by U.S. Treasury  Obligations with
                          rates ranging from 6.25% to 6.50%,  with maturity
                          dates ranging from 4/30/97 to 8/15/23 and with an
                          aggregate market value of $10,878,828.                                                          10,648,829

                          CASH EQUIVALENTS - 17.6%
          13,406,743      Bank of Boston Time Deposit, 5.95% due 9/1/95                                                   13,406,743
           4,616,994      Dreyfus Cash Management Money Market Fund Plus, A Shares                                         4,616,994
           4,149,807      Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                       4,149,807
          11,515,149      Lehman Prime Value Money Market Fund                                                            11,515,149
           4,149,807      National Westminster Time Deposit, 5.95% due 9/1/95                                              4,149,807
          13,500,000      Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                 13,500,000
                                                                                                                          51,338,500

                          TOTAL SHORT-TERM INVESTMENTS (cost $61,987,329)                                                 61,987,329

                          TOTAL INVESTMENTS - 117.7%
                          (Cost $340,163,566) * *                                                                        345,231,001

                          Other Assets and Liabilities (net) -  (17.7%)                                                 (51,804,587)

                          TOTAL NET ASSETS - 100.0%                                                                $     293,426,414


                           NOTES TO THE SCHEDULE OF INVESTMENTS:

                           (a)   All or a portion of this security is on loan.

                           (b)   A portion of this security is held as collateral for open futures contracts.

                           (c)   Interest rate is linked to changes in the daily 3 month LIBOR rate.

                           (d)   Interest rate is linked to changes in
                                 the daily 3 month LIBOR rate, and the
                                 Constant Maturity Treasury index.

                           (e)   Interest rate is linked to changes in the 5 year German Mark swap rate.

                            Variable rates - The rates  shown on  variable  rate
                                 notes are the current  interest rates at August
                                 31, 1995, which are subject to change based on the terms of the security.

                            **   The   aggregate   identified  cost for  federal
                                 income tax purposes is $340,163,566,  resulting
                                 in   gross    unrealized    appreciation    and
                                 depreciation   of   $5,231,627   and  $164,192,
                                 respectively,  and net unrealized  appreciation
                                 of $5,067,435.

              See accompanying notes to the financial statements.



    GMO DOMESTIC BOND FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


    ASSETS:
           Investments, at value (cost $278,176,237) (Note 1)                            $      283,243,672
           Short-term investments, at cost (Note 1)                                              61,987,329
           Receivable from brokers for open futures contracts (Note 1)                              393,301
           Interest receivable                                                                    1,638,683
           Receivable for expenses waived or borne by Manager (Note 2)                               12,400
                     Total assets                                                               347,275,385

    LIABILITIES:
           Payable for investments purchased                                                      2,424,169
           Payable upon return of securities loaned (Note 1)                                     51,335,104
           Payable to affiliate for management fee  (Note 2)                                         59,208
           Accrued expenses                                                                          30,490
                     Total liabilities                                                           53,848,971

    NET ASSETS  (equivalent to $10.63 per share based
           on 27,611,985 shares outstanding, unlimited shares authorized)                $      293,426,414

    NET ASSETS CONSIST OF:
           Paid-in capital                                                               $      278,270,504
           Accumulated undistributed net investment income                                        3,284,083
           Accumulated undistributed net realized gain                                            6,034,745
           Net unrealized appreciation                                                            5,837,082
                     NET ASSETS                                                          $      293,426,414

           See accompanying notes to the financial statements.

     GMO DOMESTIC BOND FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


     INVESTMENT INCOME:
             Interest (including securities lending income of $23,621)           $        8,795,627

     EXPENSES:
             Management fee (Note 2)                                                        318,583
             Custodian and transfer agent fees                                               34,333
             Audit fees                                                                      18,551
             Registration fees                                                               10,849
             Legal fees                                                                       6,521
             Insurance                                                                          914
             Trustee fee (Note 2)                                                               457
             Miscellaneous                                                                      283
                 Total expenses                                                             390,491
                 Less:  expenses waived or borne by Manager (Note 2)                        (71,908)
                 Net expenses                                                               318,583
                      Net investment income                                               8,477,044

     REALIZED AND UNREALIZED GAIN (LOSS):
                 Net realized gain (loss) on:
                 Investments                                                              1,774,429
                 Closed futures contracts                                                 5,551,996



                           Net realized gain                                              7,326,425

                 Change in net unrealized appreciation (depreciation) on:
                      Investments                                                         3,810,078
                      Open futures contracts                                               (526,360)



                           Net unrealized gain                                            3,283,718


                      Net realized and unrealized gain                                   10,610,143

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $       19,087,187

                       See  accompanying  notes to the  financial statements.


    GMO DOMESTIC BOND FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                            AUGUST 31, 1995         YEAR ENDED
                                                                              (UNAUDITED)        FEBRUARY 28, 1995

    INCREASE (DECREASE) IN NET ASSETS:
    Operations:
            Net investment income                                        $         8,477,044   $         2,663,941
            Net realized gain (loss)                                               7,326,425              (103,743)
            Change in net unrealized appreciation (depreciation)                   3,283,718             2,553,364
            Net increase in net assets resulting from operations                  19,087,187             5,113,562

    Distributions to shareholders from:
            Net investment income                                                 (6,514,968)           (1,341,934)
            Net realized gains                                                    (1,187,937)            -
                                                                                  (7,702,905)           (1,341,934)
    Fund share transactions:  (Note 5)
            Proceeds from sale of shares                                          72,331,347           210,727,193
            Net asset value of shares issued to shareholders
                   in payment of distributions declared                            6,677,113               957,879
            Cost of shares repurchased                                            (6,343,576)           (6,079,452)
            Net increase in net assets resulting
                   from Fund share transactions                                   72,664,884           205,605,620

            Total increase in net assets                                          84,049,166           209,377,248

    NET ASSETS:
            Beginning of period                                                  209,377,248             -

            End of period (including accumulated undistributed
                   net investment income of $3,284,083 and
                   $1,322,007, respectively)                             $       293,426,414   $       209,377,248


              See accompanying notes to the financial statements.



     GMO DOMESTIC BOND FUND
     (A SERIES OF GMO TRUST)

     FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS ENDED       PERIOD FROM AUGUST 18, 1994
                                                    AUGUST 31, 1995       (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)            TO FEBRUARY 28, 1995
     NET ASSET VALUE, BEGINNING OF PERIOD           $          10.13         $       10.00

     Income from investment operations:
             Net investment income (a)                          0.33                  0.24
             Net realized and unrealized gain                   0.49                  0.07
                  Total from investment operations              0.82                  0.31

     Less distributions to shareholders:
             From net investment income                        (0.27)                (0.18)

             From net realized gains                           (0.05)                    -

                  Total distributions                          (0.32)                (0.18)

     NET ASSET VALUE, END OF PERIOD                 $          10.63         $       10.13

     TOTAL RETURN (B)                                           8.15%                 3.16%


     RATIOS/SUPPLEMENTAL DATA:

             Net assets, end of period (000's)      $        293,426         $     209,377
             Net expenses to average
                  daily net assets (a)                          0.25%*                0.25%*
             Net investment income to average
                  daily net assets (a)                          6.65%*                6.96%*
             Portfolio turnover rate                              34%                   65%



             *         Annualized
             (a)       Net of fees and expenses voluntarily waived or borne by the Manager of the following
                       per share amounts            $        -               $        0.01
             (b)       The  total  returns  would  have been  lower had  certain
                       expenses not been waived during the period shown.



              See accompanying notes to the financial statements.



GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $50,221,500, collateralized by cash in the amount of $51,338,500, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premiums and market discounts are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $457. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                                      Purchases               Sales

      U.S. Government securities                           $          33,300,775  $         58,303,669
      Investments (non-U.S. Government securities)                   154,274,646            22,286,060



4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 70% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                          Period from
                                                         Six Months Ended               August 18, 1994
                                                         August 31, 1995          (Commencement of Operations)
                                                           (Unaudited)                to February 28, 1995

     Shares sold                                               6,894,982                   21,191,425
     Shares issued to shareholders in
      reinvestment of distributions                              643,053                       98,345
     Shares repurchased                                         (597,034)                    (618,786)
     Net increase                                              6,941,001                   20,670,984
     Fund shares:
      Beginning of period                                     20,670,984                       ---
      End of period                                           27,611,985                   20,670,984

 6.  FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:

     Number of                                                                              Net Unrealized
     Contracts                 Type                 Expiration Date    Contract Value        Appreciation
        220          U.S. Treasury Note 5 Yr         December 1995      $ 23,543,440          $ 213,553
        455          U.S. Treasury Note 10 Yr        December 1995        49,882,500            104,869
        370          U.S. Treasury Bond              December 1995        41,717,500            451,225
                                                                                              $ 769,647

At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

  PAR VALUE               DESCRIPTION                                                                                VALUE ($)

                          DEBT OBLIGATIONS - 91.7%
                          ASSET BACKED SECURITIES - 37.3%
$      500,000            Dilmun Capital Corp,Variable Rate, 7.00% due 11/15/03                                        501,250
     1,000,000            Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.35% due 3/15/98                    1,000,313
     1,000,000            Premier Auto Trust 94-4 Class B Certificates, 6.85% due 5/2/99                             1,008,988
                                                                                                                     2,510,551
                          STRUCTURED NOTES - 28.8%
     1,000,000            Sallie Mae, Variable Rate, 0.00% due 1/24/96 (a)                                             981,250
     1,000,000            Toyota Motor Credit, Variable Rate, 1.540% due 7/28/96 (b)                                   960,000
                                                                                                                     1,941,250
                          U.S. GOVERNMENT - 25.6%
     1,700,000            U.S. Treasury Note, 6.88% due 10/31/96                                                     1,721,250


                          TOTAL DEBT OBLIGATIONS (Cost $6,116,955)                                                   6,173,051

                          SHORT-TERM INVESTMENTS - 7.5%
                          REPURCHASE AGREEMENTS - 7.5%
       336,564            Salomon Brothers Repurchase Agreement, dated 8/31/95,
                          due 9/1/95, with a maturity value of $336,614 and an
                          effective yield of 5.3%, collateralized by U.S. Treasury
                          Obligations with rates ranging from 6.25% to 6.50%, with maturity dates ranging from 4/30/97 to 8/15/23 and with an aggregate market
                          value of $343,834.                                                                           336,564

       172,474            Prudential Bache Securities, Inc. Repurchase Agreement
                          dated 8/31/95, due 9/1/95, with a maturity value of $172,500 and an effective yield of 5.37%, collateralized by a Federal Home
                          Loan Mortgage Corporation Bond with a rate of 7.38%, a maturity
                          date of 8/1/23, and with an aggregated market value of $175,924.                             172,474
                                                                                                                       509,038

                          TOTAL SHORT-TERM INVESTMENTS (at cost)                                                       509,038

                          TOTAL INVESTMENTS - 99.2%
                          (Cost $6,625,993) * *                                                                      6,682,089

                          Other Assets and Liabilities (net) -  0.8%                                                    50,520

                          TOTAL NET ASSETS - 100.0%                                                            $     6,732,609


NOTES TO SCHEDULE OF INVESTMENTS:

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1995, which are subject to change based on the terms of the security.

(a)     Interest rate linked to changes in the 3 month LIBOR rate.

(b)     Interest rate linked to changes in the 3 year Danish Kroner swap rate.

* * The aggregate identified cost for federal income tax purposes is $6,625,993, resulting in gross unrealized appreciation and depreciation of $58,292 and $2,196, respectively, and net unrealized appreciation of $56,096.


              See accompanying notes to the financial statements.



          GMO SHORT-TERM INCOME FUND
          (A SERIES OF GMO TRUST)

          STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


          ASSETS:
                       Investments, at value (cost $6,116,955) (Note 1)                               $          6,173,051
                       Short-term investments, at cost  (Note 1)                                                   509,038
                       Interest receivable                                                                          60,096
                       Receivable for expenses waived or borne by Manager (Note 2)                                   2,232
                                 Total assets                                                                    6,744,417

          LIABILITIES:
                       Payable to affiliate for management fee  (Note 2)                                             1,350
                       Accrued expenses                                                                             10,458
                                 Total liabilities                                                                  11,808

          NET ASSETS (equivalent to $9.65 per share based
                       on 697,949 shares outstanding, unlimited shares authorized)                    $          6,732,609

          NET ASSETS CONSIST OF:
                       Paid-in capital                                                                $          6,750,598
                       Accumulated undistributed net investment income                                              72,013
                       Accumulated undistributed net realized loss                                                (146,098)
                       Net unrealized appreciation                                                                  56,096
                                 NET ASSETS                                                           $          6,732,609



                       See accompanying notes to the financial statements.




        GMO SHORT-TERM INCOME FUND
        (A SERIES OF GMO TRUST)

        STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


        INVESTMENT INCOME:
                     Interest                                                                                        256,222

        EXPENSES:
                     Management fee (Note 2)                                                                           9,475
                     Audit fees                                                                                       10,393
                     Custodian and transfer agent fees                                                                 1,933
                     Registration fees                                                                                   740
                     Legal fees                                                                                          184
                     Trustee fee (Note 2)                                                                                 14
                     Insurance                                                                                            14
                     Miscellaneous                                                                                       156
                                 Total expenses                                                                       22,909
                                 Less:  expenses waived or borne by Manager (Note 2)                                 (13,434)
                                 Net expenses                                                                          9,475
                                          Net investment income                                                      246,747

        REALIZED AND UNREALIZED GAIN (LOSS):

                                 Net realized gain on investments                                                     21,838


                                 Change in net unrealized appreciation (depreciation) on investments                  65,271


                                          Net realized and unrealized gain on investments                             87,109

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $            333,856


     See accompanying notes to the financial statements.

          GMO SHORT-TERM INCOME FUND
          (A SERIES OF GMO TRUST)

          STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS ENDED
                                                                                       AUGUST 31, 1995                YEAR ENDED
                                                                                         (UNAUDITED)               FEBRUARY 28, 1995
          INCREASE (DECREASE) IN NET ASSETS:
          Operations:
                       Net investment income                                      $            246,747   $               655,082
                       Net realized gain (loss)                                                 21,838                  (168,682)
                       Change in net unrealized appreciation (depreciation)                     65,271                   (44,099)
                       Net increase in net assets resulting from operations                    333,856                   442,301

          Distributions to shareholders from:
                       Net investment income                                                  (273,835)                 (612,710)

          Fund share transactions:  (Note 4)
                       Proceeds from sale of shares                                          5,246,108                31,888,771
                       Net asset value of shares issued to shareholders
                               in payment of distributions declared                            252,657                   502,424
                       Cost of shares repurchased                                           (7,019,673)              (32,122,310)
                       Net  increase (decrease) in net assets resulting
                               from Fund share transactions                                 (1,520,908)                  268,885

                       Total increase (decrease) in net assets                              (1,460,887)                   98,476

          NET ASSETS:
                       Beginning of period                                                   8,193,496                 8,095,020

                       End of period (including accumulated undistributed
                               net investment income of $72,013 and
                               $99,101, respectively)                             $          6,732,609   $             8,193,496



                      See accompanying notes to the financial statements.






         GMO SHORT-TERM INCOME FUND
         (A SERIES OF GMO TRUST)

         FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS ENDED
                                             AUGUST 31,1995                      YEAR ENDED FEBRUARY 28/29,
                                               (UNAUDITED)       1995          1994        1993        1992 (C)      1991 (B)(C)*

NET ASSET VALUE, BEGINNING OF PERIOD             $   9.56      $   9.79     $   10.05   $   10.11   $    10.00   $    10.00

Income from investment operations:
  Net investment income (a)                          0.33          0.63          0.44        0.46         0.56         0.67
  Net realized and unrealized gain (loss)            0.10         (0.28)        (0.09)       0.30         0.11           -

    Total from investment operations                 0.43          0.35          0.35        0.76         0.67         0.67

Less distributions to shareholders:
  From net investment income                        (0.34)        (0.58)        (0.46)      (0.38)       (0.56)       (0.67)
  From net realized gains                             -              -          (0.15)      (0.44)         -            -
   Total distributions                              (0.34)        (0.58)        (0.61)      (0.82)       (0.56)       (0.67)

NET ASSET VALUE, END OF PERIOD                   $   9.65      $   9.56      $   9.79    $  10.05      $  10.11    $  10.00

TOTAL RETURN (D)                                     4.59%         3.78%         3.54%       8.25%        11.88%       3.83%


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)              $  6,733       $  8,193     $   8,095   $  10,499     $  9,257    $ 40,850
  Net expenses to average
    daily net assets (a)                             0.25%**        0.25%         0.25%       0.25%        0.25%       0.25%**
  Net investment income to average
    daily net assets (a)                             6.51%**        5.02%         4.35%       4.94%        5.83%       7.88%**
  Portfolio turnover rate                               7%           335%          243%        649%         135%         -



                  *    For the period from the commencement of operations, April 17, 1990 to February 28, 1991.
                  **   Annualized.
                  (a)  Net of fees and expenses voluntarily waived or borne by the Manager of the following
                       per share amounts:       $    0.02       $   0.02     $    0.02    $   0.03     $   0.03    $   0.09
                  (b)  The per share amounts and the number of shares outstanding have been restated to reflect  a one  for ten  reverse  stock  split  effective
                       December 1, 1991.
                  (c)  The Fund operated as a money market fund from April 17, 1990 until June 30, 1991.
                       Subsequently, the Fund became a short-term income fund.
                  (d)  Calculation excludes subscription fees. The total returns would  have been  lower  had  certain  expenses  not been
                       waived during the periods shown.

                       See accompanying notes to the financial statements.




GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Short-Term Income Fund ( the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less may be valued at amortized cost which approximates market value, unless circumstances dictate otherwise. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund had no securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods.
     Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY  TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premium and market discount are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $14. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                          Purchases               Sales
     U.S. Government securities                          $   -            $    1,314,125
     Investments (non-U.S. Government securities)           502,750              471,406

4.   PRINCIPAL SHAREHOLDER

     At August 31, 1995, 68% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                   August 31, 1995                 Year Ended
                                                                     (Unaudited)                February 28, 1995
     Shares sold                                                          547,622                   3,299,162
     Shares issued to shareholders in reinvestment
       of distributions                                                    26,602                      52,796
     Shares repurchased                                                  (733,107)                 (3,322,035)
     Net increase (decrease)                                             (158,883)                     29,923
     Fund shares:
     Beginning of period                                                  856,832                     826,909
     End of period                                                        697,949                     856,832



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

       PAR VALUE           DESCRIPTION                                                                                     VALUE ($)
                               DEBT OBLIGATIONS - 97.0%
                               ARGENTINA - 2.9%
AGP               4,500,000    Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo., due 4/1/07                 2,137,500
USD               5,500,000    Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                             3,355,000
                                                                                                                           5,492,500
                               BRAZIL - 4.1%
USD               4,752,548    Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                   2,317,491
USD               2,112,243    Republic of Brazil Capitalization Bond (Registered), 8.00% due 4/15/14                      1,060,144
USD               8,000,000    Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                                    due 4/15/09                                                                            4,350,000
                                                                                                                           7,727,635
                               BULGARIA - 0.4%
USD               1,000,000    Bulgaria Discount Bond, Variable Rate, 6 mo. LIBOR + 13/16 (6.75%), due 7/28/24               500,000
USD               1,000,000    Bulgaria FLIRB Series A (Registered), Variable Rate, 2.00% Step up, due 7/28/12               257,500
                                                                                                                             757,500
                               CANADA - 4.1%
CAD               2,000,000    Province of British Columbia, 7.88% due 11/30/23                                            1,330,678
GBP               2,000,000    Province of Ontario, 6.88% due 9/15/00                                                      2,935,545
CAD               3,000,000    Province of Quebec, 7.50% due 12/1/03                                                       2,080,325
CAD               2,000,000    Societe Quebec D'Ass D'Eaux, 8.13% due 8/11/03                                              1,421,872
                                                                                                                           7,768,420
                               CHINA - 0.5%
USD               1,000,000    Bank of China, 8.25% due 3/15/14                                                              935,486

                               DENMARK - 1.9%
DKK              20,000,000    Kingdom of Denmark, 8.00% due 11/15/01                                                      3,592,037

                               ECUADOR - 0.2%
USD               1,021,811    Republic of Ecuador PDI (Registered), Variable Rate, 3.00% Step up, due 2/27/15               319,315

                               FINLAND - 1.4%
JPY             250,000,000    Republic of Finland, 5.25% due 4/16/98                                                      2,792,241

                               FRANCE - 12.2%
ECU               4,500,000    Caisse Francaise Development, 5.50% due 2/9/01                                              5,271,588
SEK              20,000,000    Credit Foncier, 6.50% due 2/22/99                                                           2,439,826
ECU               7,000,000    Government of France, 8.25% due 4/25/22                                                     8,883,974
ECU               4,750,000    Societe Nationale Chemins de France, 9.38% due 3/12/01                                      6,580,308
                                                                                                                          23,175,696
                               GERMANY - 4.9%
JPY             150,000,000    Deutsche Bank Finance NV, 4.38% due 7/16/98                                                 1,647,014
GBP               1,300,000    Dresdner Finance Bank, 6.00% due 12/7/99                                                    1,877,896
ECU               2,000,000    KFW International Finance, 5.50% due 1/31/01                                                2,349,312
JPY             300,000,000    KFW International Finance, 6.00% due 11/29/99                                               3,529,862
                                                                                                                           9,404,084
                               JAPAN - 5.3%
CAD               7,000,000    Japan Highway Public Corp, 7.88% due 9/27/02                                                5,119,854
GBP               3,000,000    Kobe City, 9.50% due 10/20/04                                                               4,909,872
                                                                                                                          10,029,726
                               JORDAN - 0.7%
USD               2,000,000    Jordan Par, 4.00% Step up, due 12/23/23                                                       850,000
USD               1,000,000    Jordan PDI, Variable Rate, 6 mo. LIBOR + 13/16 (6.69%), due 12/23/05                          725,000
                                                                                                                           1,575,000
                               MEXICO - 2.4%
FRF              35,000,000    Mexico Par Bond, 6.63% due 12/31/19                                                         3,862,172
CHF               1,500,000    Mexico Par Bond, 3.75% due 12/31/19                                                           630,435
                                                                                                                           4,492,607
                               MULTINATIONAL - 2.6%
USD               5,000,000    European Sovereign Investments, Variable Rate, 3 mo. LIBOR + 1/10 (6.16%),
                                    due 7/28/99                                                                            4,967,500

                               NETHERLANDS - 6.7%
USD              13,000,000    Eagle Pier Corp Bv, Variable Rate, 6 mo. LIBOR + 1/4 (6.69%), due 10/3/01                  12,948,000

                               SOUTH AFRICA - 1.0%
SAR               8,000,000    Republic of South Africa Series R153, 13.00% due 8/31/10                                    1,836,514

                               SOUTH KOREA - 0.5%
USD               1,200,000    Korea Electric Power, 6.38% due 12/1/03                                                     1,150,500

                               SPAIN - 5.4%
ESP             650,000,000    Government of Spain, 10.25% due 11/30/98                                                    5,133,134
ESP             650,000,000    Government of Spain, 10.90% due 8/30/03                                                     5,140,391
                                                                                                                          10,273,525
                               SUPRANATIONAL - 2.0%
SEK              10,000,000    International Finance Corp, 10.63% due 9/20/99                                              1,390,468
JPY             200,000,000    World Bank, 6.75% due 6/18/01                                                               2,470,648
                                                                                                                           3,861,116
                               SWEDEN - 6.9%
SEK              65,000,000    Kingdom of Sweden, 10.25% due 5/5/20                                                        9,012,220
SEK              40,000,000    Kingdom of Sweden, 6.00% due 2/9/05                                                         4,109,210
                                                                                                                          13,121,430
                               THAILAND - 0.5%
THB              25,000,000    Thai Military Bank, 6.75% due 2/28/97                                                         943,984

                               TURKEY - 0.4%
GBP                 600,000    Republic of Turkey, 9.00% due 10/27/03                                                        792,365

                               UNITED KINGDOM - 2.0%
GBP               2,000,000    Guaranteed Export Financial Corp, 12.88% due 9/29/02                                        3,816,982

                               UNITED STATES - 26.9%

                               ASSET BACKED SECURITIES - 21.9%
USD               1,022,077    BCI Home Equity Loan 94-1 Class A-1, Variable Rate, 6.30% due 4/15/09                       1,016,740
USD               8,000,000    Discover Card Master Trust I 94-2 Class A, Variable Rate, 6.15% due 10/16/04                8,056,872
USD               2,500,000    First USA Credit Card Master Trust 94-4 Class A, Variable Rate, 6.25% due 8/15/03           2,521,648
USD               5,500,000    Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.35% due 3/15/98                     5,501,719
USD               5,000,000    MBNA Master Credit Card Trust 94-C Class A, Variable Rate, 6.13% due 03/15/04               5,009,375
USD               1,000,000    Potomac Mills Finance Corp, Variable Rate, 6.59% due 10/20/04                                 999,375
USD               3,000,000    Premier Auto Trust 94-4 Class B Certificates, 6.85% due 5/2/99                              3,026,964
USD               2,813,751    Resolution Trust Corp 94-C1 Class A3, Variable Rate, 6.55% due 6/25/26                      2,813,751
USD               4,437,904    Resolution Trust Corp 94-C2 Class A1, Variable Rate, 6.45% due 4/25/25                      4,436,517
USD               3,766,000    SMS Student Loan 94-A, Variable Rate, 6.84% due 7/26/21                                     3,770,708
USD               4,500,000    Society Student Loan Trust 93-A Class B, Variable Rate, 6.63% due 7/25/03                   4,536,190
                                                                                                                          41,689,859
                               CORPORATE OBLIGATIONS - 1.9%
USD               1,500,000    First International Funding Co, Variable Rate, 6.61% due 6/3/98                             1,509,450
USD               2,000,000    New England Telephone & Telegraph, 7.88% due 11/15/29                                       2,170,472
                                                                                                                           3,679,922
                               STRUCTURED NOTES - 3.1%
USD               1,000,000    Bankers Trust Medium Term Note, 17.10% due 10/14/97 (a)                                     1,105,800
USD               5,000,000    Sallie Mae, Variable Rate, 4.00% due 3/23/98 (b)                                            4,743,750
                                                                                                                           5,849,550

                               TOTAL UNITED STATES                                                                        51,219,331

                               VENEZUELA - 1.1%
USD               1,000,000    Republic of Venezuela FLIRB Series A, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                                    due 3/31/07                                                                              503,750
USD               2,000,000    Republic of Venezuela FLIRB Series B, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                                    due 3/31/07                                                                            1,007,500
USD               1,000,000    Republic of Venezuela Discount Bond Series W-A, Variable Rate,
                                    6 mo. LIBOR + 13/16 (7.19%), due 3/31/20                                                 523,750
                                                                                                                           2,035,000

                               TOTAL DEBT OBLIGATIONS (Cost $178,003,123)                                                185,028,494

                               LOAN PARTICIPATIONS - 1.4%
                               IVORY COAST - 0.2%
FRF              15,000,000    Ivory Coast Syndicated Loan, (Sub-participation with Banque Paribas) *                        460,715

                               MOROCCO - 0.3%
USD               1,000,000    Kingdom of Morocco Registered Loan Agreement Tranche A, LIBOR + 13/16,
                                     (Sub-participation with Banque Paribas)                                                 608,750

                               RUSSIA - 0.9%
ECU               1,000,000    Russia Vnesheconombank Promissory Note,
                                    (Sub-participation with Bank of America, Illinois) *                                     357,504
FRF              25,000,000    Russia Vnesheconombank Syndicated Loan,
                                    (Sub-participation with Banque Paribas) *                                              1,387,100
                                                                                                                           1,744,604

                               TOTAL LOAN PARTICIPATIONS (Cost $3,234,354)                                                 2,814,069
       Principal Amounts
          of Contracts         CALL OPTIONS PURCHASED - 1.3%
        (000's omitted)        CROSS CURRENCY OPTIONS - 0.0%
DEM                  30,000    DEM Call / BEF Put, Expires 3/4/96 Strike 21.50                                                14,291

                               OPTIONS ON BONDS - 0.9%
USD                   3,500    Brazil Par Bond 4.00%, Expires 10/16/95 Strike 30.00                                          518,942
USD                   7,000    Brazil Par Bond 4.00%, Expires 10/16/95 Strike 29.50                                        1,072,617
                                                                                                                           1,591,559
                               OPTIONS ON CURRENCY - 0.4%
USD                  15,000    French Francs, Expires 12/19/95 Strike 4.94                                                   214,500
USD                  12,000    French Francs, Expires 5/28/96 Strike 5.17                                                    597,000
                                                                                                                             811,500

                               TOTAL CALL OPTIONS PURCHASED (Cost $1,744,348)                                              2,417,350

                               PUT OPTIONS PURCHASED - 2.6%
                               OPTIONS ON BONDS - 0.1%
USD                   6,650    Brazil IDU, Brady Bond, Expires 10/27/95 Strike 78.63                                          26,600
USD                   2,850    Brazil IDU, Brady Bond, Expires 11/20/95 Strike 80.31                                          25,080
USD                   2,850    Brazil IDU, Brady Bond, Expires 11/21/95 Strike 80.13                                          23,655
USD                   5,700    Brazil IDU, Brady Bond, Expires 11/9/95 Strike 77.94                                           19,403
                                                                                                                              94,738
                               OPTIONS ON CURRENCY - 2.5%
DEM                  26,000    DEM Put/ ITL Call, Expires 10/10/95 Strike 1,131.00                                           417,557
USD                  15,000    French Francs, Expires 12/19/95 Strike 4.94                                                   522,000
USD                  12,000    French Francs, Expires 5/28/96 Strike 5.17                                                    293,400
JPY               2,000,000    Japanese Yen, Expires 4/18/96 Strike 86.00                                                  2,309,340
JPY               2,000,000    Japanese Yen, Expires 4/30/96 Strike 92.00                                                  1,253,700
                                                                                                                           4,795,997

                               TOTAL PUT OPTIONS PURCHASED (Cost $1,939,338)                                               4,890,735

             Shares            RIGHTS AND WARRANTS - 0.0%
                               VENEZUELA - 0.0%
                      5,000    Republic of Venezuela Warrants, Expires 4/15/20                                                 -


                               TOTAL RIGHTS AND WARRANTS (Cost $0)                                                             -

                               SHORT-TERM INVESTMENTS - 1.2%
                               REPURCHASE AGREEMENT - 0.7%
USD               1,244,608    Salomon Brothers Repurchase Agreement, dated 8/31/95,
                               due 9/1/95, with a maturity value of $1,244,792 and an
                               effective yield of 5.30%, collateralized by  U.S. Treasury
                               Obligations with rates ranging from 6.25% to 6.50%, with maturity dates ranging from 4/30/97 to 8/15/23 and with an aggregate market
                               value of $1,271,490.                                                                        1,244,608

                               U.S. GOVERNMENT - 0.5%
USD               1,000,000    U. S. Treasury Bill, 5.41% due 5/30/96 (c)                                                    959,275

                               TOTAL SHORT-TERM INVESTMENTS (Cost $2,206,226)                                              2,203,883

                               TOTAL INVESTMENTS - 103.5%
                               (Cost $187,127,389) * *                                                                   197,354,531

                               Other Assets and Liabilities (net) -  (3.5%)                                              (6,670,407)
                               TOTAL NET ASSETS - 100.0%                                                             $   190,684,124


NOTES TO THE SCHEDULE OF INVESTMENTS:

(a) Principal is linked to the value of the Brazilian Capitalization Bond and the Brazilian IDU Bond.

(b)  Interest rate linked to changes in the daily 3 month LIBOR rate.

(c)  This security is held as collateral for open futures contracts.

*    Non-performing.  Borrower not currently paying interest.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1995, which are subject to change based on the terms of the security.

* * The aggregate identified cost for federal income tax purposes is $187,127,389, resulting in gross unrealized appreciation and depreciation of $12,233,438 and $2,006,296, respectively, and net unrealized appreciation of $10,227,142.

The principal amount of each security is stated in the currency in which the security is denominated.


AGP    -     Argentinian Peso           FRF       -      French Franc
CAD    -     Canadian Dollar            GBP       -      British Pound Sterling
CHF    -     Swiss Franc                JPY       -      Japanese Yen
DEM    -     German Mark                SAR       -      South African Rand
DKK    -     Danish Krone               SEK       -      Swedish Krona
ECU    -     European Currency Unit     THB       -      Thai Baht
ESP    -     Spanish Peseta             USD       -      United States Dollar

                   See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

       ASSETS:
                  Investments, at value (cost $184,921,163) (Note 1)                               $             195,150,648
                  Short-term investments, at value (cost $ 2,206,226) (Note 1)                                     2,203,883
                  Foreign currency, at value (cost $573,584) (Note 1)                                                575,483
                  Receivable for investments sold                                                                 13,465,531
                  Interest receivable                                                                              5,646,353
                  Receivable for open forward foreign currency contracts (Note 6)                                  4,445,388
                  Receivable for expenses waived or borne by Manager (Note 2)                                         21,793
                            Total assets                                                                         221,509,079

       LIABILITIES:
                  Payable for investments purchased                                                                1,311,302
                  Written options outstanding, at value (premiums $2,803,876) (Note 6)                             1,539,900
                  Payable to brokers for open futures contracts (Note 1)                                             165,341
                  Payable for Fund shares repurchased                                                             11,600,000
                  Payable for open forward foreign currency contracts (Note 6)                                    16,093,635
                  Payable to affiliate for management fee  (Note 2)                                                   71,350
                  Accrued expenses                                                                                    43,427
                            Total liabilities                                                                     30,824,955

       NET ASSETS (equivalent to $10.69 per share based
                  on 17,840,505 shares outstanding, unlimited shares authorized)                   $             190,684,124

       NET ASSETS CONSIST OF:
                  Paid-in capital                                                                  $             174,855,008
                  Accumulated undistributed net investment income                                                 11,494,360
                  Accumulated undistributed net realized gain                                                      3,697,739
                  Net unrealized appreciation                                                                        637,017
                            NET ASSETS                                                             $             190,684,124



               See accompanying notes to the financial statements.




GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

         INVESTMENT INCOME:
                      Interest (including securities lending income of $4,194)                          $            8,173,247

         EXPENSES:
                      Management fee (Note 2)                                                                          389,741
                      Custodian and transfer agent fees                                                                 67,570
                      Audit fees                                                                                        27,510
                      Legal fees                                                                                         6,326
                      Registration fees                                                                                  5,935
                      Insurance                                                                                            825
                      Trustee fee (Note 2)                                                                                 366
                      Miscellaneous                                                                                        277
                              Total expenses                                                                           498,550
                              Less:  expenses waived or borne by Manager (Note 2)                                     (108,809)
                              Net expenses                                                                             389,741
                                    Net investment income                                                            7,783,506

         REALIZED AND UNREALIZED GAIN (LOSS):
                              Net realized gain on:
                                    Investments                                                                        719,319
                                    Closed futures contracts                                                         5,120,964
                                    Written options                                                                    341,678
                                    Foreign currency, forward contracts and foreign
                                          currency related transactions                                              5,557,582
                                          Net realized gain                                                         11,739,543

                              Change    in    net    unrealized     appreciation
(depreciation) on:
                                    Investments                                                                     12,666,582
                                    Open futures contracts                                                             679,178
                                    Written options                                                                  1,370,876
                                    Foreign currency, forward contracts and foreign
                                          currency related transactions                                            (12,526,087)
                                          Net unrealized gain                                                        2,190,549

                                    Net realized and unrealized gain                                                13,930,092

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $           21,713,598


               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                SIX MONTHS ENDED
                                                                                           AUGUST 31, 1995            YEAR ENDED
                                                                                             (UNAUDITED)           FEBRUARY 28, 1995
          INCREASE (DECREASE) IN NET ASSETS:
          Operations:
                      Net investment income                                             $          7,783,506          $    6,486,357
                      Net realized gain                                                           11,739,543               3,431,159
                      Change in net unrealized appreciation (depreciation)                         2,190,549             (1,159,762)
                      Net increase in net assets resulting from operations                        21,713,598               8,757,754

          Distributions to shareholders from:
                      Net investment income                                                          (54,248)            (6,618,737)
                      Net realized gains                                                          (4,700,407)            (3,028,602)
                                                                                                  (4,754,655)            (9,647,339)

          Fund share transactions:  (Note 4)
                      Proceeds from sale of shares                                                75,073,554             137,180,193
                      Net asset value of shares issued to shareholders
                               in payment of distributions declared                                4,676,505               6,467,224
                      Cost of shares repurchased                                                 (57,214,249)           (31,018,305)
                      Net increase in net assets resulting
                               from Fund share transactions                                       22,535,810             112,629,112

                      Total increase in net assets                                                39,494,753             111,739,527

          NET ASSETS:
                      Beginning of period                                                        151,189,371              39,449,844

                      End of period (including accumulated undistributed
                               net investment income of $11,494,360 and
                               $3,765,102, respectively)                                $        190,684,124       $     151,189,371


               See accompanying notes to the financial statements.



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS ENDED                         PERIOD FROM DECEMBER 22, 1993
                                                             AUGUST 31, 1995       YEAR ENDED       (COMMENCEMENT OF OPERATIONS) TO
                                                              (UNAUDITED)       FEBRUARY 28, 1995          FEBRUARY 28, 1994

        NET ASSET VALUE, BEGINNING OF PERIOD                    $    9.64   $      9.96                   $   10.00

        Income from investment operations:
               Net investment income (a)                             0.41          0.98                        0.08
               Net realized and unrealized gain (loss)               0.90         (0.21)                      (0.12)
                       Total from investment operations              1.31          0.77                       (0.04)

        Less distributions to shareholders:
               From net investment income                           (0.00)(c)     (0.75)                       -
               From net realized gains                              (0.26)        (0.34)                       -
                       Total distributions                          (0.26)        (1.09)                       -

        NET ASSET VALUE, END OF PERIOD                          $   10.69     $    9.64                  $    9.96

        Total Return (b)                                            13.56%         8.23%                     (0.40%)


        RATIOS/SUPPLEMENTAL DATA:

               Net assets, end of period (000's)               $  190,684     $ 151,189                  $   39,450
               Net expenses to average
                       daily net assets (a)                          0.40%*        0.40%                       0.40%*
               Net investment income to average
                       daily net assets (a)                          7.99%*        7.51%                       5.34%*
               Portfolio turnover rate                                 40%          141%                         14%



               *               Annualized.
               (a)             Net of fees and expenses voluntarily waived or borne by the Manager of the following
                               per share amounts:        $           0.01   $      0.02            $           0.01
               (b)             Calculation excludes subscription fees. The total
                               return would have been lower had certain expenses
                               not been waived during the periods shown.
               (c)             The per share income distribution was $0.003.


               See accompanying notes to the financial statements.



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

The GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

PORTFOLIO VALUATION
Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS
The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

OPTIONS
The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1995.

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

LOAN AGREEMENTS
The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

INDEXED SECURITIES
The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

SECURITY LENDING
The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund had no securities on loan.

TAXES
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Withholding taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

EXPENSES
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

PURCHASES AND REDEMPTIONS OF FUND SHARES
The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $89,490 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

INVESTMENT RISK
There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), formanagement and investment advisory services is paid monthly at the annual rate of .40% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .40% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $366. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                                         PURCHASES                SALES
                   U.S. Government securities                      $         -            $      3,037,500
               Investments (non-U.S. Government securities)             115,773,498             65,916,313

4.  PRINCIPAL SHAREHOLDERS

At August 31, 1995, 36% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

The Declaration of Trust permits Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                       SIX MONTHS ENDED
                                                       AUGUST 31, 1995                 YEAR ENDED
                                                         (UNAUDITED)                FEBRUARY 28, 1995
     Shares sold                                        6,922,449                   14,201,980
     Shares issued to shareholders in
      reinvestment of distributions                       426,688                      696,838
     Shares repurchased                                (5,196,111)                  (3,171,314)
     Net increase                                       2,153,026                   11,727,504
     Fund shares:
      Beginning of period                              15,687,479                    3,959,975
      End of period                                    17,840,505                   15,687,479


    A summary of outstanding financial instruments at August 31, 1995 is as follows:
    FORWARD CURRENCY CONTRACTS

                                                                            In Exchange         Net Unrealized
          Settlement                                     Units of               for              Appreciation
             Date             Deliver/Receive            Currency          (U.S.Dollars)        (Depreciation)
         Sales
                9/7/95        Argentinian Pesos             3,000,000  $        2,992,668   $           (3,567)
               9/19/95        Argentinian Pesos             2,043,740           2,000,000              (35,402)
               9/22/95        Argentinian Pesos             2,500,000           2,427,184              (60,856)
              10/16/95        Australian Dollars           12,000,000           8,872,800             (149,007)
               11/1/95        Australian Dollars            8,000,000           5,923,200              (90,032)
               10/2/95        Canadian Dollars             34,000,000          24,967,160             (335,354)
                9/1/95        Danish Krone                 25,000,000           4,368,338              (16,484)
               11/2/95        European Currency Units       3,000,000           3,832,500                  546
               11/2/95        German Deutsche Marks        32,000,000          22,377,462              541,166
               10/2/95        Great British Pounds         22,000,000          33,988,090              (66,473)
               9/26/95        Japanese Yen                880,000,000           9,833,385              815,217
                9/5/95        Spanish Pesetas              70,850,000             563,913                 (779)
               11/2/95        Swedish Krona               185,000,000          25,766,390              563,662
                                                                                            $        1,162,637
         Buys
               11/1/95        Australian Dollars            8,000,000  $        5,872,000   $          141,232
               10/2/95        Canadian Dollars             30,000,000          21,831,678              494,070
,               9/1/95        Danish Krone                 25,000,000           4,658,530             (273,707)
               12/1/95        Danish Krone                 25,000,000           4,369,254               15,992
               11/2/95        European Currency Units      44,000,000          59,049,320           (2,847,328)
              11/30/95        French Francs                63,000,000          12,444,936               40,330
               11/2/95        German Deutsche Marks        46,000,000          33,330,530           (1,940,854)
               10/2/95        Great British Pounds          6,000,000           9,630.480             (342,872)
               11/2/95        Italian Lira                 27,000,000          16,796,268             (284,122)
               9/26/95        Japanese Yen              6,750,000,000          77,545,550           (8,372,106)
                                                                                               $   (13,369,365)

    FORWARD CROSS CURRENCY CONTRACTS

                                                                                    In Exchange                 Net Unrealized
          Settlement                                     Units of                       for                      Appreciation
             Date             Deliver/Receive            Currency                  (U.S.Dollars)                (Depreciation)


          9/20/95         Belgian Francs/           BEF        642,719,000      ECU        17,000,000              396,378
                          European Currency Units
          11/6/95         French Francs/            FRF         64,170,500      ECU        10,000,000               56,706
                          European Currency Unit
           9/7/95         German Deutsche           DEM         19,000,000      ITL    22,181,500,000            $ 725,840
                          Marks/Italian Lira
           9/7/95         German Deutsche           DEM         10,000,000      SEK        51,304,000              216,666
                          Marks/Swedish Krona
          10/4/95         German Deutsche           DEM         15,000,000      ECU         8,165,932              205,522
                          Marks/European Currency
                          Units
         10/10/95         German Deutsche           DEM         30,000,000      FRF       103,602,900               79,606
                          Marks/French Francs
         10/10/95         German Deutsche           DEM         32,000,000      ESP     2,752,590,000               43,930
                          Marks/Spanish Pesetas
         10/12/95         German Deutsche           DEM          3,000,000      ITL     3,512,700,000              108,525
                          Marks/Italian Lira
           9/7/95         Italian Lira/German       ITL     22,743,000,000      DEM        19,000,000           (1,071,612)
                          Deutsche Marks
         10/12/95         Italian Lira/German       ITL     38,683,180,000      DEM        34,500,000             (197,801)
                          Deutsche Marks
         11/17/95         Netherlands Guilders/     NLG         14,543,100      DEM        13,000,000               (1,616)
                          German Deutsche Marks
          10/6/95         Swiss Francs/German       CHF          5,734,470      DEM         7,000,000               (3,663)
                          Deutsche Marks
                                                                                                               $   558,481

    FUTURES CONTRACTS

                                                                                                 Net Unrealized
    Number of                                                                                     Appreciation
    Contracts                      Type                    Expiration Date    Contract Value     (Depreciation)
        Buys
        93               Australian Dollar 3 Year          September 1995        12,145,991 $           (9,073)
        45               Australian Dollar 10 Year         September 1995         3,873,297            (14,127)
        40               Canadian Government Bond          September 1995         3,096,506             (4,227)
        50               German Government Bond            September 1995         8,538,501            140,525
        14               Japanese Yen 10 Year              December 1995         17,453,200            (19,654)
        94               Italian Government Bond 5 Year    September 1995        14,611,363            206,520
        64               Italian Government Bond 10 Year   September 1995         7,795,862            199,706
       215               MATIF ECU Bond                    September 1995        24,583,930            421,240
        30               Spain Government Bond 10 Year     September 1995         2,121,715             69,948
        54               U.K. Gilt                         September 1995         4,578,711             37,317
         2               U.K. Gilt                         December 1995            163,656                130
                                                                                             $       1,028,305
      Sales
        60               Euro Dollar                       December 1995         14,142,000  $           8,550
        63               French Government Bond            December 1995          7,239,690                (62)
        65               Swiss Government Bond             September 1995         6,233,866            (87,366)
        60               U.S. Treasury Note                December 1995          6,570,000            (58,575)
        90               U.S. Treasury Bond                December 1995         10,711,250           (146,869)
                                                                                             $        (284,322)

At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.



     WRITTEN OPTION TRANSACTIONS
                                                         Puts                                 Calls
                                            Numbers of                         Numbers of
                                             Contracts           Premiums       Contracts              Premiums
      Outstanding, beginning of period       20,000,001    $      167,576                  2     $       186,584
       Options written                       26,806,905         1,068,102      4,071,500,000           1,909,876
       Options terminated in closing
       transactions                          (6,306,906)         (277,488)           __                   __
       Options exercised                          __                 __                (2)              (186,584)
       Options expired                       20,000,000           (64,190)           __                  __
       Outstanding, end of period            20,500,000    $      894,000      4,071,500,000     $     1,909,876

     SUMMARY OF WRITTEN OPTIONS OUTSTANDING
                                            Principal Amount
                                              of Contracts
                                            (000's omitted)    Exercise Price    Expiration Date           Value
                  CALLS
                   DEM Call/ITL Put                 25,000     1,235.00   DEM             9/8/95  $        1,701
                   DEM Call/ITL Put                 26,000     1,219.00   DEM           10/10/95           1,769
                   Japanese Yen Call             2,000,000        68.00   JPY            4/18/96           4,080
                   Japanese Yen Call             2,000,000        68.00   JPY            4/30/96           5,100
                   Swiss Franc Call                  8,000         1.17   CHF            5/28/96         345,600
                   Swiss Franc Call                 12,500         1.15   CHF           12/19/95         170,000
                                                                                                  $      528,250
                   Puts
                   Swiss Franc Put                   8,000          1.17  CHF            5/28/96  $      370,400
                   Swiss Franc Put                  12,500          1.15  CHF           12/19/95         641,250
                                                                                                  $    1,011,650


GMO CURRENCY HEDGED  INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO  CURRENCY  HEDGED  INTERNATIONAL  BOND  FUND
(A SERIES  OF  GMO  TRUST)
SCHEDULE  OF   INVESTMENTS
(SHOWING  PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

        PAR VALUE       DESCRIPTION                                                                            VALUE ($)
                        DEBT OBLIGATIONS - 87.1%
                        ARGENTINA - 3.2%
AGP      8,500,000      Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo., due 4/1/07                 4,037,500
USD      5,000,000      Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                             3,050,000
                                                                                                                    7,087,500
                        AUSTRIA - 1.5%
SEK     25,000,000      Oesterreich Kontrollbank, 9.25% due 7/15/99                                                 3,334,897

                        BRAZIL - 3.7%
USD      4,753,068      Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                   2,317,491
USD      2,112,474      Republic of Brazil Capitalization Bond (Registered), 8.00% due 4/15/14                      1,060,144
USD      9,000,000      Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                                due 4/15/09                                                                         4,893,750
                                                                                                                    8,271,385
                        BULGARIA - 0.8%
USD      1,400,000      Bulgaria FLIRB Series A (Registered), Variable Rate, 2.00% Step up, due 7/28/12               360,500
USD      5,000,000      Bulgaria FLIRB Series A, Variable Rate, 2.00% Step up, due 7/28/12                          1,287,500
                                                                                                                    1,648,000
                        CANADA - 6.7%
CAD      8,600,000      Canada (Cayman) Government , 7.25% due 6/1/08                                               5,689,905
CAD      3,000,000      Government of Canada, 10.25% due 3/15/14                                                    2,640,884
CAD      5,000,000      Province of Quebec, 7.50% due 12/1/03                                                       3,467,208
CAD      4,000,000      Province of Quebec, 10.50% due 11/30/98                                                     3,182,461
                                                                                                                   14,980,458
                        DENMARK - 1.6%
DKK     20,000,000      Kingdom of Denmark, 8.00% due 11/15/01                                                      3,592,037

                        ECUADOR - 0.2%
USD      1,511,258      Republic of Ecuador PDI (Registered), Variable Rate, 3.00% Step up, due 2/27/15               472,268

                        FINLAND - 2.4%
ECU      4,000,000      Republic of Finland, 8.50% due 2/13/07                                                      5,279,568

                        FRANCE - 16.5%
ECU      6,000,000      Caisse Francaise Development, 5.50% due 2/9/01                                              7,028,784
SEK     20,000,000      Credit Foncier, 6.50% due 2/22/99                                                           2,439,826
ECU     16,000,000      Government of France, 8.25% due 4/25/22                                                    20,306,227
ECU      5,250,000      Societe Nationale Chemins de France, 9.38% due 3/12/01                                      7,272,972
                                                                                                                   37,047,809
                        GERMANY - 2.6%
JPY    500,000,000      KFW International Finance, 6.00% due 11/29/99                                               5,883,104

                        ITALY - 2.9%
ECU      5,000,000      Government of Italy, 9.25% due 3/7/11                                                       6,540,408

                        JAPAN - 1.5%
GBP      2,000,000      Kobe City, 9.50% due 10/20/04                                                               3,273,248

                        JORDAN - 0.2%
USD      1,000,000      Jordan Par, 4.00% Step up, due 12/23/23                                                       425,016

                        MEXICO - 2.0%
FRF     41,500,000      Mexico Par Bond, 6.63% due 12/31/19                                                         4,579,432

                        MULTINATIONAL - 2.4%
USD      5,300,000      European Sovereign Investments, Variable Rate, 3 mo. LIBOR + 1/10 (6.16%),
                               due 7/28/99                                                                          5,265,550

                        NETHERLANDS - 5.3%
USD     12,000,000      Eagle Pier Corp Bv, Variable Rate, 6 mo. LIBOR + 1/4 (6.69%) due 10/3/01                   11,952,000

                        SOUTH AFRICA - 0.8%
SAR      8,000,000      Republic of South Africa Series R153, 13.00% due 8/31/10                                    1,836,514

                        SPAIN - 3.5%
ESP    500,000,000      Government of Spain, 10.25% due 11/30/98                                                    3,948,565
ESP    500,000,000      Government of Spain, 10.90% due 8/30/03                                                     3,954,147
                                                                                                                    7,902,712
                        SUPRANATIONAL - 0.9%
SEK     15,000,000      International Finance Corp, 10.63% due 9/20/99                                              2,085,702

                        SWEDEN - 4.8%
SEK     40,000,000      Kingdom of Sweden, 10.25% due 5/5/20                                                        5,545,981
SEK     50,000,000      Kingdom of Sweden, 6.00% due 2/9/05                                                         5,136,512
                                                                                                                   10,682,493
                        UNITED KINGDOM - 3.5%
GBP      4,160,000      Guaranteed Export Financial Corp., 12.88% due 9/29/02                                       7,939,323

                        UNITED STATES - 19.2%

                        ASSET BACKED SECURITIES - 14.8%
USD      4,000,000      Discover Card Master Trust I 94-2 Class A, Variable Rate, 6.15% due 10/16/04                4,028,436
USD      5,000,000      First USA Credit Card Master Trust 95-2 Class A, Variable Rate, 6.12% due 10/15/04          5,021,875
USD      1,950,000      Keycorp Student Loan Trust 94-B Certificates, Variable Rate, 6.67% due 11/25/21             1,953,656
USD     10,500,000      MBNA Master Credit Card Trust 94-C Class A, Variable Rate, 6.13% due 03/15/04              10,519,688
USD      6,892,000      Oakwood Mortgage Investors Inc 95-A Class A4, 7.70% due 9/15/20                             6,805,850
USD      2,200,000      SMS Student Loan 94-A, Variable Rate, 6.84% due 7/26/21                                     2,202,750
USD      2,620,000      SMS Student Loan Trust 94-B Certificates, Variable Rate, 6.69% due 10/25/23                 2,629,825
                                                                                                                   33,162,080
                        CORPORATE OBLIGATIONS - 1.5%
USD      3,000,000      New England Telephone & Telegraph, 7.88% due 11/15/29                                       3,255,708

                        STRUCTURED NOTES - 2.9%
USD      2,000,000      Bankers Trust Medium Term Note, 17.10% due 10/14/97 (b)                                     2,211,600
USD      4,500,000      Toyota Motor Credit, Variable Rate, 1.54% due 7/28/96 (c)                                   4,320,000
                                                                                                                    6,531,600

                        TOTAL UNITED STATES                                                                        42,949,388

                        VENEZUELA - 0.9%
USD      3,000,000      Republic of Venezuela FLIRB Series B, Variable Rate,
                              6 mo. LIBOR + 13/16 (7.00%) due 3/31/07                                               1,511,250
USD      1,000,000      Republic of Venezuela Discount Bond Series W-A, Variable Rate,
                               6 mo. LIBOR +13/16 (7.19%) due 3/31/20                                                 523,750
                                                                                                                    2,035,000

                        TOTAL DEBT OBLIGATIONS (Cost $185,136,142)                                                195,063,812

                        LOAN PARTICIPATIONS - 0.8%
                        RUSSIA - 0.8%
ECU      1,000,000      Russia Vnesheconombank Promissory Note,
                                 (Sub-participation with Bank of America, Illinois) *                                 357,504
FRF     25,000,000      Russia Vnesheconombank Syndicated Loan,
                                 (Sub-participation with Chase Manhattan Bank) *                                    1,387,100
                                                                                                                    1,744,604

                        TOTAL LOAN PARTICIPATIONS (Cost $1,570,992)                                                 1,744,604

       PRINCIPAL AMOUNT
        OF CONTRACTS    CALL OPTIONS PURCHASED - 1.4%
       (000'S OMITTED)  CROSS CURRENCY OPTIONS - 0.0%
DEM         40,000      DEM Call / BEF Put, Expires 3/4/96 Strike 21.50                                                19,054
                                                                                                                       19,054
                        OPTIONS ON BONDS - 0.9%
USD          6,000      Brazil Par Bond 4.00%, Expires 10/16/95 Strike 30.00                                          889,614
USD          8,000      Brazil Par Bond 4.00%, Expires 10/16/95 Strike 29.50                                        1,225,848
                                                                                                                    2,115,462
                        OPTIONS ON CURRENCY - 0.5%
USD         15,000      French Francs, Expires 12/19/95 Strike 4.94                                                   214,500
USD         18,000      French Francs, Expires 5/28/96 Strike 5.17                                                    895,500
                                                                                                                    1,110,000

                        TOTAL CALL OPTIONS PURCHASED (Cost $2,268,580)                                              3,244,516

                        PUT OPTIONS PURCHASED - 3.1%
                        OPTIONS ON BONDS - 0.1%
USD          7,600      Brazil IDU, Brady Bond, Expires 10/27/95 Strike 78.63                                          30,400
USD          4,750      Brazil IDU, Brady Bond, Expires 11/15/95 Strike 79.44                                          23,750
USD          2,850      Brazil IDU, Brady Bond, Expires 11/20/95 Strike 80.31                                          25,080
USD          2,850      Brazil IDU, Brady Bond, Expires 11/21/95 Strike 80.13                                          23,655
USD          8,550      Brazil IDU, Brady Bond, Expires 11/9/95 Strike 77.94                                           29,104
                                                                                                                      131,989
                        OPTIONS ON CURRENCY - 3.0%
DEM         24,000      DEM Put/ ITL Call, Expires 10/10/95 Strike 1,131.00                                           385,437
USD         15,000      French Francs, Expires 12/19/95 Strike 4.94                                                   522,000
USD         18,000      French Francs, Expires 5/28/96 Strike 5.17                                                    440,100
JPY      3,000,000      Japanese Yen, Expires 4/18/96 Strike 86.00                                                  3,464,010
JPY      3,000,000      Japanese Yen, Expires 4/30/96 Strike 92.00                                                  1,880,550
                                                                                                                    6,692,097

                        TOTAL PUT OPTIONS PURCHASED (Cost $2,576,625)                                               6,824,086

          SHARES        RIGHTS AND WARRANTS - 0.0%
                        MEXICO - 0.0%
         7,221,000      Mexico Value Recovery Series Rights, Expires 6/30/03                                             -

                        VENEZUELA - 0.0%
             5,000      Republic of Venezuela Warrants, Expires 4/15/20                                                  -


                        TOTAL RIGHTS AND WARRANTS (Cost $0)                                                              -

                        SHORT-TERM INVESTMENTS - 5.7%
                        REPURCHASE AGREEMENT - 4.0%
USD      9,018,169      Salomon  Brothers
                        Repurchase Agreement,  dated
                        8/31/95,  due 9/1/95, with a
                        maturity value of $9,019,497
                        and an  effective  yield  of
                        5.30%,   collateralized   by
                        U.S.  Treasury   Obligations
                        with  rates   ranging   from
                        6.25%   to    6.50%,    with
                        maturity  dates ranging from
                        4/30/97 to 8/15/23  and with
                        an aggregate market
                        value of $9,212,949.                                                                        9,018,169

                        U.S. GOVERNMENT - 1.7%
USD      4,000,000      U. S. Treasury Bill, 5.41% due 5/30/96 (a)                                                  3,837,100


                        TOTAL SHORT-TERM INVESTMENTS (Cost $12,858,973)                                            12,855,269

                        TOTAL INVESTMENTS - 98.1%
                        (Cost $204,411,312) * *                                                                   219,732,287

                        Other Assets and Liabilities (net) -  1.9%                                                  4,193,788

                        TOTAL NET ASSETS - 100.0%                                                            $    223,926,075

                        NOTES TO THE SCHEDULE OF INVESTMENTS:

                        (a)   This security is held as collateral for open futures contracts.

                        (b)   Principal is linked to the value of the Brazilian Capitalization Bond and the
                                Brazilian IDU Bond.

                        (c)   Interest rate linked to changes in the 3 year Danish Krone swap rate.

                        *     Non-performing.  Borrower not currently paying interest.

                        Variable rates - The rates shown on variable  rate notes
                               are the current interest rates at August 31, 1995, which are subject to change based on the terms of the security.

                        * *    The   aggregate   identified   cost  for  federal
                               income tax purposes is $204,411,312, resulting in
                               gross unrealized appreciation and depreciation of
                               $16,816,868 and $1,495,893, respectively, and net
                               unrealized appreciation of $15,320,975.

                        The principal amount of each security is stated in the currency in which the security is denominated.


                      AGP            -    Argentinian Peso                     FRF          -    French Franc
                      CAD            -    Canadian Dollar                      GBP          -    British Pound Sterling
                      DEM            -    German Mark                          JPY          -    Japanese Yen
                      DKK            -    Danish Krone                         SAR          -    South African Rand
                      ECU            -    European Currency Unit               SEK          -    Swedish Krona
                      ESP            -    Spanish Peseta                       USD          -    United States Dollar


               See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

            ASSETS:
                         Investments, at value (cost $191,552,339) (Note 1)                             $           206,877,018
                         Short-term investments, at value (cost $12,858,973) (Note 1)                                12,855,269
                         Foreign currency, at value (cost $418,949) (Note 1)                                            421,302
                         Receivable for investments sold                                                                525,333
                         Receivable for Fund shares sold                                                             11,600,000
                         Interest receivable                                                                          6,325,593
                         Receivable for open forward foreign currency contracts (Note 6)                              6,702,024
                         Receivable for expenses waived or borne by Manager (Note 2)                                     44,286
                                   Total assets                                                                     245,350,825

            LIABILITIES:
                         Payable for investments purchased                                                           15,479,828
                         Written options outstanding, at value (premiums $3,525,482) (Note 6)                         1,902,354
                         Payable to brokers for open futures contracts (Note 1)                                         118,188
                         Payable for open forward foreign currency contracts (Note 6)                                 3,786,830
                         Payable to affiliate for management fee  (Note 2)                                               85,815
                         Accrued expenses                                                                                51,735
                                   Total liabilities                                                                 21,424,750

                NET ASSETS     (equivalent to $11.41 per share based
                         on 19,619,510 shares outstanding, unlimited shares authorized)                 $           223,926,075

            NET ASSETS CONSIST OF:
                         Paid-in capital                                                                $           189,819,428
                         Accumulated undistributed net investment income                                              9,330,112
                         Accumulated undistributed net realized gain                                                  4,507,319
                         Net unrealized appreciation                                                                 20,269,216
                                   NET ASSETS                                                           $           223,926,075


               See accompanying notes to the financial statements.





GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

         INVESTMENT INCOME:
                       Interest (including securities lending income of $5,388)                              $       10,697,697

         EXPENSES:
                       Management fee (Note 2)                                                                          581,119
                       Custodian and transfer agent fees                                                                118,253
                       Audit fees                                                                                        27,886
                       Legal fees                                                                                         8,228
                       Registration fees                                                                                  6,845
                       Insurance                                                                                          1,100
                       Trustee fee (Note 2)                                                                                 550
                       Miscellaneous                                                                                        277
                                 Total expenses                                                                         744,258
                                 Less:  expenses waived or borne by Manager (Note 2)                                   (279,363)
                                 Net expenses                                                                           464,895
                                         Net investment income                                                       10,232,802

         REALIZED AND UNREALIZED  GAIN (LOSS):
                       Net realized gain (loss) on:
                                         Investments                                                                  4,162,380
                                         Closed futures contracts                                                     2,990,990
                                         Written options                                                                460,816
                                         Foreign currency, forward contracts and foreign
                                                 currency related transactions                                       (3,108,932)
                                                 Net realized gain                                                    4,505,254

                        Change in net unrealized appreciation (depreciation) on:
                                         Investments                                                                 16,550,326
                                         Open futures contracts                                                       1,088,185
                                         Written options                                                              1,875,242
                                         Foreign currency, forward contracts and foreign
                                                 currency related transactions                                        2,128,874
                                                 Net unrealized gain                                                 21,642,627


                                         Net realized and unrealized gain                                            26,147,881

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $       36,380,683


               See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                          AUGUST 31, 1995          PERIOD ENDED
                                                                                            (UNAUDITED)         FEBRUARY 28, 1995*
         INCREASE (DECREASE) IN NET ASSETS:
         Operations:
                     Net investment income                                               $      10,232,802   $          5,175,342
                     Net realized gain (loss)                                                    4,505,254               (998,046)
                     Change in net unrealized appreciation (depreciation)                       21,642,627             (1,373,411)
                     Net increase in net assets resulting from operations                       36,380,683              2,803,885

         Distributions to shareholders from:
                     Net investment income                                                      (2,975,615)            (2,089,096)
                     Net realized gains                                                            (35,020)
                                                                                                (3,010,635)            (2,089,096)

         Fund share transactions:  (Note 5)
                     Proceeds from sale of shares                                               70,599,121            251,185,791
                     Net asset value of shares issued to shareholders
                             in payment of distributions declared                                2,153,531                998,389
                     Cost of shares repurchased                                               (120,861,063)           (14,234,531)
                     Net increase (decrease) in net assets resulting
                             from Fund share transactions                                      (48,108,411)           237,949,649

                     Total increase (decrease) in net assets                                   (14,738,363)           238,664,438

         NET ASSETS:
                     Beginning of period                                                       238,664,438

                     End of period (including accumulated undistributed
                             net investment income of $9,330,112 and
                             $2,072,925, respectively)                                   $     223,926,075   $        238,664,438

* Period from  September 30, 1994  (commencement  of operations) to February 28,
  1995.

               See accompanying notes to the financial statements.






GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                            SIX MONTHS END        PERIOD FROM SEPTEMBER 30, 1994
                                                                            AUGUST 31, 1995        (COMMENCEMENT OF OPERATIONS)
                                                                              (UNAUDITED)              TO FEBRUARY 28, 1995

        NET ASSET VALUE, BEGINNING OF PERIOD                            $            9.99             $                 10.00

        Income from investment operations:
                Net investment income (a)                                            0.56                                0.24
                Net realized and unrealized gain (loss)                              1.03                               (0.09)
                        Total from investment operations                             1.59                                0.15

        Less distributions to shareholders:
                From net investment income                                          (0.17)                              (0.16)
                From net realized gains                                             (0.00)(c)
                        Total distributions                                         (0.17)                              (0.16)

        NET ASSET VALUE, END OF PERIOD                                  $           11.41             $                  9.99

        TOTAL RETURN (B)                                                            16.02%                               1.49%


        RATIOS/SUPPLEMENTAL DATA:

                Net assets, end of period (000's)                       $         223,926             $               238,664
                Net expenses to average
                        daily net assets (a)                                         0.40%*                              0.40%*
                Net investment income to average
                        daily net assets (a)                                         8.81%*                              8.46%*
                Portfolio turnover rate                                                57%                                 64%



                *               Annualized.
                (a)             Net of fees and expenses voluntarily waived or borne by the Manager of the following
                                per share amounts:                      $            0.02             $                  0.01
                (b)             Calculation  excludes   subscription  fees.  The
                                total  return  would have been lower had certain
                                expenses  not  been  waived  during  the  period
                                shown.
                (c)             The per share capital gain distributions was $0.002 per share.


              See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.  SIGNIFICANT ACCOUNTING POLICIES

    The GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    PORTFOLIO VALUATION
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    FUTURES CONTRACTS
    The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

    FORWARD CURRENCY CONTRACTS
    The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

    OPTIONS
    The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for summary of all open written option contracts as of August 31, 1995.

    The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

    In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

    LOAN AGREEMENTS
    The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

    INDEXED SECURITIES
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    SECURITY LENDING
    The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund had no securities on loan.

    TAXES
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

    DISTRIBUTIONS TO SHAREHOLDERS
    The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

    Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    EXPENSES
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

    PURCHASES AND REDEMPTIONS OF FUND SHARES
    The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $55,228 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

    INVESTMENT RISK
    There  are  certain  additional  risks  involved  in  investing  in  foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .40% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $550. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.  PURCHASES AND SALES OF SECURITIES

    For  the  six  months  ended  August  31,  1995,   purchases  and  sales  of
    investments, other than short-term obligations, were as follows:

                                                         Purchases           Sales
     U.S. Government securities                      $   3,002,813     $   5,061,719
     Investments (non-U.S. Government securities)      120,633,556       161,656,631

4.  PRINCIPAL SHAREHOLDERS

    At August 31, 1995, 53% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.  SHARE TRANSACTIONS

    The Declaration of Trust permits Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                             Period from
                                                 Six Months Ended         September 30, 1994
                                                  August 31, 1995          (Commencement of
                                                    (Unaudited)      Operations) to February 28,
                                                                                 1995
    Shares sold
                                                       6,414,653             25,227,397
    Shares issued to shareholders in
       reinvestment of distributions                     198,117                101,052
    Shares repurchased                               (10,878,710)            (1,442,999)

    Net increase (decrease)
                                                       (4,265,940)           23,885,450
    Fund shares:
     Beginning of period                               23,885,450                  --
     End of period                                     19,619,510            23,885,450

6. FINANCIAL INSTRUMENTS

    A summary of outstanding financial instruments at August 31, 1995 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                                Net Unrealized
     Settlement                           Units of       In Exchange for         Appreciation
       Date        Deliver/Receive        Currency       (in U.S. Dollars)      (Depreciation)

       Buys
        10/02/95   Canadian Dollars          18,000,000       13,099,007    $        296,442
         9/01/95   French Francs             50,000,000        9,887,635              20,230
        10/02/95   Great British Pounds       3,000,000        4,813,200           (169,396)
        11/02/95   Italian Lira           9,000,000,000        5,598,756            (94,707)
         9/26/95   Japanese Yen           2,650,000,000       28,975,392         (1,818,410)
                                                                            $    (1,765,841)
       Sales
         9/07/95   Argentinian Pesos          3,000,000        2,992,668    $        (3,567)
         9/19/95   Argentinian Pesos          2,043,740        2,000,000            (35,402)
         9/22/95   Argentinian Pesos          2,500,000        2,427,184            (60,856)
        10/16/95   Australian Dollars         5,000,000        3,697,000            (62,086)
        10/02/95   Canadian Dollars          21,000,000       15,501,092           (126,931)
         9/01/95   French Francs             50,000,000       10,464,411             556,546
        11/30/95   French Francs             33,000,000        6,518,776            (21,125)
        11/02/95   German Deutsche Marks     63,000,000       45,014,229           2,024,021
        10/02/95   Great British Pounds      24,000,000       37,785,410             634,978
        11/02/95   Italian Lira           9,000,000,000        5,496,015             (8,033)
         9/26/95   Japanese Yen             500,000,000        5,969,997             846,038
         9/05/95   Spanish Pesetas           54,500,000          433,779               (599)
        11/02/95   Swedish Kronas           159,000,000       22,142,398             481,673
                                                                            $      4,224,657


FORWARD CROSS CURRENCY CONTRACTS

                                                                                      Net Unrealized
     Settlement                          Units of              In Exchange for         Appreciation
       Date        Deliver/Receive       Currency                                     (Depreciation)


        9/20/95  Belgian Francs/         BEF     869,561,000   ECU      23,000,000    $   536,277
                 European Currency
                 Units
       11/06/95  French Francs/          FRF      96,255,750   ECU      15,000,000         85,056
                 European Currency
                 Units
        9/07/95  German Deutsche Marks/  DEM      11,000,000   ITL  12,980,000,000        505,252
                 Italian Lira
        9/07/95  German Deutsche Marks/  DEM       5,000,000   ITL   5,780,750,000        156,226
                 Italian Lira
       10/04/95  German Deutsche Marks/  DEM      15,000,000   ECU       8,165,932        205,522
                 European Currency
                 Units
       10/10/95  German Deutsche Marks/  DEM      30,000,000   FRF     103,602,900         79,606
                 French Francs
       10/10/95  German Deutsche Marks/  DEM      15,000,000   ESP   1,294,875,000         57,108
                 Spanish Pesetas
       10/12/95  German Deutsche Marks/  DEM       6,000,000   ITL   7,025,400,000        217,049
                 Italian Lira
         9/7/95  Italian Lira/           ITL  25,137,000,000   DEM      21,000,000     (1,184,413)
                 German Deutsche Marks
       10/12/95  Italian Lira/           ITL  27,004,440,000   DEM      24,000,000       (195,483)
                 German Deutsche Marks
       11/17/95  Netherlands Guilders/   NLG      33,561,000   DEM      30,000,000         (3,729)
                 German Deutsche Marks
       11/06/95  Swiss Francs/           CHF       3,276,840   DEM       4,000,000         (2,093)
                 German Deutsche Marks
                                                                                      $   456,378


FUTURES CONTRACTS

                                                                               Net Unrealized
      Number                                                                    Appreciation
        of                  Type              Expiration Date     Contract     (Depreciation)
     Contracts                                                     Value
       Buys
        75       Australian Dollar 10 year    September 1995       6,598,560 $          91,246                    $
        99       Australian Dollar 13 year    September 1995       8,061,558          (12,010)
        40       Canadian Government Bond     September 1995       3,092,769           (4,229)
       100       Italian 5 year Bond          September 1995      15,743,660           220,749
        44       Italian 10 year Bond         September 1995       5,431,640           156,474
       140       MATIF ECU Bond               September 1995      16,014,986           281,169
        10       U. K. Gilt                   September 1995         847,707             5,553
        40       Greman Government Bond       December 1995        6,430,795             8,309
        10       Italian 10 year Bond         December 1995        1,270,679          (19,843)
        16       Japanese 10 year Govt. Bond  December 1995       19,946,513          (26,500)
        35       U.K. Gilt                    December 1995        2,868,014            10,068
                                                                             $         710,986
      Sales
        55       Swiss Government Bond        September 1995       5,274,794 $        (74,855)                    $
       120       Euro Dollars                 December 1995       28,284,000            17,100
       112       MATIF                        December 1995       12,858,597          (16,167)
        10       Swiss Govrnment Bond         December 1995          890,347             (333)
       145       U.S. Treasury Bond           December 1995       16,348,750         (317,025)
                                                                             $       (391,280)



    At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.



WRITTEN OPTION TRANSACTIONS

                                            Puts                             Calls
                                 Numbers                       Numbers of
                                 of             Premiums        Contracts           Premiums
                                 Contracts
    Outstanding, beginning of             1   $   103,386         30,000,000    $       96,285
      period
      Options written            33,960,357     1,357,153      6,073,500,000         2,429,482
      Options expired            (9,460,358)     (364,539)       (30,000,000)          (96,285)
    Outstanding, end of period   24,500,000   $ 1,096,000      6,073,500,000    $    2,429,482

SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                             Principal Amount
                               of Contracts                   Expiration
                             (000's omitted)      Exercise       Date         Value
                                                   Price
    CALLS
    DEM Call/ITL Put             25,000 ITL      1,235 ITL       9/8/95  $       1,700
    DEM Call/ITL Put             24,000 ITL      1,219 ITL     10/10/95          1,634
    Japanese Yen Call         3,000,000 JPY         68 JPY      4/18/96          6,120
    Japanese Yen Call         3,000,000 JPY         68 JPY      4/30/96          7,650
    Swiss Francs Call            12,000 CHF       1.17 CHF      5/28/96        518,400
    Swiss Francs Call            12,500 CHF       1.15 CHF     12/19/95        170,000
                                                                         $     705,504

    PUTS
    Swiss Francs Put             12,000 CHF       1.17 CHF      5/28/96  $     555,600
    Swiss Francs Put             12,500 CHF       1.15 CHF     12/19/95        641,250
                                                                         $   1,196,850


GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

      PAR VALUE          DESCRIPTION                                                                                       VALUE ($)
                         DEBT OBLIGATIONS - 71.9%
                         ARGENTINA - 17.6%
AGP         45,670,000   Republic of Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo., due 4/1/07          21,693,250
USD         88,500,000   Republic of Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                      53,985,000
USD          4,000,000   Republic of Argentina Series L (Registered) FRB, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                                 due 3/31/05                                                                               2,435,000
USD         20,000,000   Republic of Argentina Discount, Variable Rate, 6 mo. LIBOR + 13/16 (6.88%), due 3/31/23          11,350,000
                                                                                                                         89,463,250
                         BRAZIL - 11.9%
USD            500,000   Brazil Discount Series L (Registered), Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                              due 4/15/12                                                                                    258,125
USD         15,000,000   Brazil Exit,   6.00% due 9/15/13                                                                  7,350,000
USD         33,799,590   Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                        16,926,097
USD         26,180,859   Republic of Brazil Capitalization Bond (Registered), 8.00% due 4/15/14                           12,506,362
USD         42,000,000   Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                              due 4/15/09                                                                                 22,837,500
USD          1,079,000   Republic of Brazil Series L FLIRB, Variable Rate, 4.00% Step up, due 4/15/09                        517,920
                                                                                                                          60,396,004
                         BULGARIA - 4.6%
USD         10,833,479   Bulgaria Discount Bond Series B, Variable Rate, 6 mo. LIBOR + 1 5/16 (7.25%),
                              due 7/28/24                                                                                  5,416,740
USD         27,089,572   Bulgaria FLIRB Series B, Variable Rate, 2.50% Step up, due 7/28/12                                6,975,565
USD          6,000,000   Bulgaria FLIRB Series A (Registered), Variable Rate, 2.00% Step up, due 7/28/12                   1,545,000
USD         36,000,000   Bulgaria FLIRB Series A, Variable Rate, 2.00% Step up, due 7/28/12                                9,270,000
                                                                                                                          23,207,305
                         CHINA - 0.4%
USD          2,000,000   Bank of China, 8.25% due 3/15/14
                                                                                                                           1,870,972
                         COSTA RICA - 1.8%
USD          2,482,392   Banco Central Costa Rica, Variable Rate, 3 mo. LIBOR + 13/16 (6.94%),
                              due 5/21/05                                                                                  1,762,498
USD          5,000,000   Banco Central Costa Rica Par Bond A, 6.25% due 5/21/10                                            2,500,000
USD          7,371,952   Banco Central Costa Rica Series A,  Variable Rate, 3 mo. LIBOR + 13/16 (6.94%),
                              due 5/21/05                                                                                  5,307,805
                                                                                                                           9,570,303
                         DOMINICAN REPUBLIC - 1.5%
USD         16,057,000   Dominican Republic Discount, Variable Rate, 6 mo. LIBOR + 13/16 (6.88%), due 8/30/24              7,707,360

                         ECUADOR - 3.2%
USD          9,671,219   Republic of Ecuador PDI, Variable Rate, 3.00% Step up, due 2/27/15 (a)                            3,118,968
USD         41,670,377   Republic of Ecuador PDI (Registered), Variable Rate, 3.00% Step up, due 2/27/15                  13,020,809
                                                                                                                          16,139,777
                         HUNGARY - 0.3%
USD          2,095,000   National Bank of Hungary, 8.88% due 11/1/13                                                       1,710,088

                         JORDAN - 3.6%
USD         19,250,000   Jordan Par, 4.00% Step up, due 12/23/23                                                           8,181,246
USD         14,585,795   Jordan PDI, Variable Rate, 6 mo. LIBOR + 13/16 (6.69%), due 12/23/05                             10,574,701
                                                                                                                          18,755,947
                         MEXICO - 9.1%
USD         22,500,000   Mexico Discount Bond Series A, Variable Rate, 6 mo. LIBOR + 13/16 (7.22%),
                              due 12/31/19                                                                                15,946,875
USD          5,000,000   Mexico Par Bond Series A, 6.25% due 12/31/19                                                      3,025,000
USD          5,000,000   Mexico Par Bond Series B,  6.25% due 12/31/19                                                     3,025,000
FRF        213,250,000   Mexico Par Bond, 6.63% due 12/31/19                                                              23,531,661
CHF          1,500,000   Mexico Par Bond, 3.75% due 12/31/19                                                                 630,435
                                                                                                                          46,158,971
                         NETHERLANDS - 0.4%
USD          2,000,000   Indah Kiat International Finance, 12.50% due 6/15/06                                              2,040,000

                         NIGERIA - 1.3%
USD         15,000,000   Central Bank of Nigeria Par Bond, Variable Rate, 6.25% Step up, due 11/15/20                      6,581,250

                         PAKISTAN - 0.5%
USD          2,500,000   Islamic Republic of Pakistan, 11.50% due 12/22/99                                                 2,509,375

                         PHILIPPINES - 0.4%
USD          3,000,000   Central Bank of the Philippines Par, 5.75% Step up, due 12/1/17 (a)                               2,201,250

                         POLAND - 2.2%
USD          5,000,000   Poland PDI, 3.25%, due 10/27/14 (a)                                                               3,050,000
USD         10,000,000   Poland PDI (Registered), 3.25% due 10/27/14                                                       6,000,000
USD          5,000,000   Poland PDI (Registered), Variable Rate, 2.75% Step up, due 10/27/24                               2,162,500
                                                                                                                          11,212,500
                         SOUTH AFRICA - 2.2%
SAR         22,000,000   Republic of South Africa ESCOM #169, 15.00% due 10/1/98                                           5,972,442
SAR         22,000,000   Republic of South Africa Series R153, 13.00% due 8/31/10                                          5,050,413
                                                                                                                          11,022,855
                         SOUTH KOREA - 0.1%
USD            500,000   Korea Electric Power, 6.38% due 12/1/03                                                             479,375

                         THAILAND - 0.1%
THB         15,000,000   Thai Military Bank, 6.75% due 2/28/97                                                               566,391

                         TURKEY - 0.8%
GBP          2,900,000   Republic of Turkey, 9.00% due 10/27/03                                                            3,829,762

                         URUGUAY - 1.0%
USD          7,500,000   Banco Central del Uruguay DCN, Variable Rate, 6 mo. LIBOR + 13/16 (6.75%),
                              due 2/18/07                                                                                  5,100,000

                         UNITED STATES - 0.7%

                         Structured Notes - 0.7%
USD          3,000,000   Bankers Trust Medium Term Note, 17.10% due 10/14/97 (c)                                           3,317,400

                         TOTAL UNITED STATES                                                                               3,317,400

                         VENEZUELA - 8.2%
USD         19,993,000   Republic of Venezuela FLIRB Series A, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                              due 3/31/07                                                                                 10,059,009
USD         31,971,000   Republic of Venezuela FLIRB Series B, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                              due 3/31/07                                                                                 16,098,036
USD         28,330,000   Republic of Venezuela New Money Bond Series A, Variable Rate,
                              6mo. LIBOR + 13/16 (6.94%) due 12/18/05                                                     12,996,391
FRF          1,670,000   Republic of Venezuela Par Bond, 7.71 % due 3/31/20                                                  151,811
USD          1,000,000   Republic of Venezuela Discount Bond Series W-A, Variable Rate,
                              6 mo. LIBOR + 13/16 (7.19%), due 3/31/20                                                       523,750
USD          3,000,000   Republic of Venezuela Discount Bond Series B, Variable Rate,
USD          3,000,000        6 mo. LIBOR + 13/16 (6.94%), due 3/31/20                                                     1,571,250
                                                                                                                          41,400,247

                         TOTAL DEBT OBLIGATIONS (Cost $ 339,225,808)                                                     365,240,382

                         LOAN PARTICIPATIONS - 16.2%
                         ALGERIA - 1.0%
FRF         75,000,000   Banque Exterieure d'Algerie Unrestructured Loan, LIBOR + 1.25%,
                              (Sub participation with Salomon)                                                             5,053,007

                         CAMEROON - 0.3%
NLG         28,052,902   United Republic of Cameroon Syndicated Loan (Sub-participation with Bank of America
                              and Salomon) *                                                                               1,620,372

                         CHILE - 0.9%
JPY        463,687,933   Banco del Estado de Chile Syndicated Loan (Sub-participation with Citicorp)                       4,414,385

                         IVORY COAST - 2.2%
FRF          1,150,000   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       26,206
JPY         12,886,580   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       15,130
USD          1,641,700   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      188,795
DEM            361,735   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       28,309
JPY        214,145,671   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      251,422
SDR          2,974,383   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      510,516
JPY        201,259,091   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      236,292
BEF         18,333,554   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       69,850
FRF        322,149,632   Ivory Coast Syndicated Loan, (Sub-participation with Bank of America, Illinois,
                             Banque Paribas and Morgan Stanley) *                                                          9,894,619
                                                                                                                          11,221,139
                         JAMAICA - 1.2%
USD          9,000,000   Republic of Jamaica Syndicated Loan Tranche B, LIBOR + 13/16,
                             (Sub-participation with Chase Manhattan Bank and Salomon)                                     5,850,000

                         MEXICO - 0.2%
CHF          1,671,811   Petroleos Mexicanos Combined Multi-Year Restructure Agreement of the
                             United Mexican States, LIBOR + 13/16, (Sub-participation with Salomon)                          901,059

                         MOROCCO - 3.6%
JPY        384,300,844   Kingdom of Morocco Consolidated Tranche A Loans, Prime + 0.2175%,
                              (Sub Participation with J.P. Morgan)                                                         1,922,485
JPY      2,440,061,143   Kingdom of Morocco Consolidated Tranche A Loans, Yen LIBOR + 0.1175%,
                             (Sub Participation with Bankers Trust and J.P. Morgan)                                       12,206,533
USD          7,000,000   Kingdom of Morocco Registered Loan Agreement Tranche A, LIBOR + 13/16,
                             (Sub-participation with Banque Paribas)                                                       4,261,250
                                                                                                                          18,390,268
                         NIGERIA - 1.0%
USD         15,000,000   Nigeria Promissory Notes (Sub-participation with J.P. Morgan and Salomon)                         5,175,000

                         PANAMA - 0.9%
USD          5,000,000   Republic of Panama Syndicated Loan (Sub-participation with Chase Manhattan Bank) *                2,700,000
JPY        386,232,904   Republic of Panama Syndicated Loan (Sub-participation with Chase Manhattan Bank) *                1,873,003
                                                                                                                           4,573,003
                         RUSSIA - 4.9%
ECU          6,500,000   Russia Vnesheconombank Promissory Note (Sub-participation with
                             Bank of America, Illinois, and Chase Manhattan Bank) *                                        2,323,776
GBP          6,000,000   Russia Vnesheconombank Syndicated Loan (Sub-participation with Bank of America) *                 2,602,488
FRF        299,221,000   Russia Vnesheconombank Syndicated Loan (Sub-participation with
                            Bank of America, Illinois, Banque Paribas and Chase Manhattan Bank) *                         16,601,978
NLG         13,276,991   Russia Vnesheconombank Syndicated Loan (Sub-participation with Chase Manhattan Bank
                               and J.P. Morgan) *                                                                          2,098,874
CHF          5,000,000   Russia Vnesheconombank Syndicated Loan (Sub-participation with Chase Manhattan Bank) *            1,160,862
                                                                                                                          24,787,978
                         TOTAL LOAN PARTICIPATIONS (Cost $79,765,564)                                                     81,986,211

    PRINCIPAL AMOUNT
      OF CONTRACTS       CALL OPTIONS PURCHASED - 8.9%
    (000's omitted)      OPTIONS ON BONDS - 8.9%
USD             22,000   Brazil Discount Z, Variable Rate, 6 mo. LIBOR + 13/16 (7.25%),
                              Expires 11/6/95 Strike 49.13                                                                 1,738,000
USD             56,500   Brazil Par Bond, 4.00%, Expires 10/16/95 Strike 30.00                                             8,377,199
USD             60,000   Brazil Par Bond, 4.00%, Expires 10/16/95 Strike 29.50                                             9,193,860
USD            100,000   Brazil Par Series Y3, 4.00%, Expires 10/16/95 Strike 30.00                                       14,826,900
USD             37,500   Mexico Discount Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.22%),
                              Expires 10/31/95 Strike 55.00                                                                5,817,038
USD             26,500   Mexico Par Bond 6.25%, Expires 1/08/96 Strike 54.00                                               1,526,665
USD             25,000   Mexico Par Bond, 6.25%, Expires 10/25/95 Strike 45.00                                             3,759,550
                                                                                                                          45,239,212

                         TOTAL CALL OPTIONS PURCHASED (Cost $25,444,588)                                                  45,239,212

                         PUT OPTIONS PURCHASED - 0.0%
                         OPTIONS ON BONDS - 0.0%
USD              9,500   Brazil IDU, Brady Bond, Expires 10/27/95 Strike 78.63                                                38,000
USD              4,750   Brazil IDU, Brady Bond, Expires 11/15/95 Strike 79.44                                                23,750
USD              3,800   Brazil IDU, Brady Bond, Expires 11/20/95 Strike 80.31                                                33,440
USD              3,800   Brazil IDU, Brady Bond, Expires 11/21/95 Strike 80.13                                                31,540
USD              9,500   Brazil IDU, Brady Bond, Expires 11/9/95 Strike 77.94                                                 32,338
                                                                                                                             159,068

                         TOTAL PUT OPTIONS PURCHASED (Cost $319,485)                                                         159,068

         Shares          RIGHTS AND WARRANTS - 0.0%
                         MEXICO - 0.0%
            70,453,000   Mexico Value Recovery, Series Rights, Expires 6/30/03                                                  -

                         NIGERIA - 0.0%
                15,000   Central Bank of Nigeria Warrants, Expires 11/15/20                                                     -

                         VENEZUELA - 0.0%
                28,350   Republic of Venezuela Warrants, Expires 4/15/20                                                        -


                         TOTAL RIGHTS AND WARRANTS (Cost $0)                                                                    -

       Par Value         SHORT-TERM INVESTMENTS - 7.9%
                         Cash Equivalents - 1.7%
USD          4,670,144   Bank of Boston Time Deposit, 5.95% due 9/1/95                                                     4,670,144
USD            801,522   Dreyfus Cash Management Money Market Fund Plus, A Shares                                            801,522
USD            720,417   Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                          720,417
USD            720,417   National Westminster Time Deposit, 5.95% due 9/1/95                                                 720,417
USD          2,000,000   Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                   2,000,000
                                                                                                                           8,912,500
                         REPURCHASE AGREEMENTS - 5.9%
USD         25,117,239   Salomon Brothers Repurchase Agreement, dated 8/31/95,
                         due 9/1/95, with a maturity value of $25,120,937 and an
                         effective yield of 5.30%, collateralized by U.S. Treasury
                         Obligations with rates ranging from 6.25% to 6.50%, with maturity dates ranging from 4/30/97 to 8/15/23 and with an aggregate market
                         value of $25,659,736.                                                                            25,117,239

USD          4,832,254   Prudential Bache Securities, Inc. Repurchase Agreement
                         dated 2/28/95, due 3/1/95, with a maturity value of $4,832,974 and an effective yield of 5.75%, collateralized by U.S. Government
                         Agency Obligations with rates ranging from 3.64% to 11.62% and maturities ranging from 5/1/00 to 10/25/24, with an aggregate market
                         value of $4,928,899.                                                                              4,832,254
                                                                                                                          29,949,493
                         U.S. GOVERNMENT - 0.3%
USD          1,500,000   U. S. Treasury Bill, 5.41% due 5/30/96 (b)
                                                                                                                           1,438,913


                         TOTAL SHORT-TERM INVESTMENTS (Cost $40,303,060)                                                  40,300,906

                         TOTAL INVESTMENTS - 104.9%
                         (Cost $485,058,505) * *                                                                         532,925,779

                         Other Assets and Liabilities (net) - (4.9%)                                                    (25,121,553)

                         TOTAL NET ASSETS - 100.0%                                                              $        507,804,226

                         See accompanying notes to the financial statements.

                 Notes to the Schedule of Investments:

                (a) All or a portion of this security is on loan.

                (b)  This security is held as collateral for open futures contracts.

                (c)  Principal is linked to the value of the Brazilian Capitalization Bond and the
                      Brazilian IDU Bond.

                 VariableRates - The  rates  shown on  variable  rate  notes are the current  interest
                                 rates at August 31, 1995, which  are   subject   to change based on the terms
                                 of the security.

                 *      Non-performing.  Borrower not currently paying interest.

                 * *    The aggregate identified cost for federal income tax purposes is $485,058,505, resulting in gross unrealized appreciation and depreciation of $52,524,539 and $4,657,265, respectively, and net unrealized appreciation of $47,867,274.



                 The principal amount of each security is stated in the currency in which the security is denominated.


                 AGP            -     Argentinian Peso          JPY          -      Japanese Yen
                 BEF            -     Belgian Franc             NLG          -      Netherlands Guilder
                 CHF            -     Swiss Franc               SAR          -      South African Rand
                 DEM            -     German Mark               SDR          -      Special Drawing Rights
                 ECU            -     European Currency Unit    THB          -      Thai Baht
                 FRF            -     French Franc              USD          -      United States Dollar
                 GBP            -     British Pound Sterling




                 See accompanying notes to the financial statements.



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

            ASSETS:
                           Investments, at value (cost $444,755,445) (Note 1)                     $            492,624,873
                           Short-term investments, at value (cost $40,303,060) (Note 1)                         40,300,906
                           Foreign currency, at value (cost $267,799) (Note 1)                                     264,450
                           Receivable for investments sold                                                       6,079,202
                           Interest receivable                                                                  10,415,634
                           Receivable for open forward foreign currency contracts (Note 6)                       4,104,196
                           Receivable for expenses waived or borne by Manager (Note 2)                              76,508
                                        Total assets                                                           553,865,769

            LIABILITIES:
                           Payable for investments purchased                                                    36,525,178
                           Payable upon return of securities loaned (Note 1)                                     8,905,746
                           Payable to brokers for open futures contracts (Note 1)                                   84,939
                           Payable for open forward foreign currency contracts (Note 6)                            232,673
                           Payable to affiliate for management fee  (Note 2)                                       205,514
                           Accrued expenses                                                                        107,493
                                        Total liabilities                                                       46,061,543

                 NET ASSETS    (equivalent to $10.91 per share based
                           on 46,553,536 shares outstanding, unlimited shares authorized)         $            507,804,226

            NET ASSETS CONSIST OF:
                           Paid-in capital                                                        $            431,280,634
                           Accumulated undistributed net investment income                                      29,886,155
                           Accumulated net realized loss                                                        (5,746,027)
                           Net unrealized appreciation                                                          52,383,464
                                        NET ASSETS                                                $            507,804,226



               See accompanying notes to the financial statements.




GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


           INVESTMENT INCOME:
                           Interest (including securities lending income of $73,514)                 $        31,969,973

           EXPENSES:
                           Management fee (Note 2)                                                             1,046,340
                           Custodian and transfer agent fees                                                     230,956
                           Audit fees                                                                             24,844
                           Registration fees                                                                      16,400
                           Legal fees                                                                             14,919
                           Insurance                                                                               1,832
                           Trustee fee (Note 2)                                                                      825
                           Miscellaneous                                                                             461
                                      Total expenses                                                           1,336,577
                                      Less:  expenses waived or borne by Manager (Note 2)                       (290,237)
                                      Net expenses                                                             1,046,340
                                              Net investment income                                           30,923,633

           REALIZED AND UNREALIZED  GAIN (LOSS):
                                      Net realized gain (loss) on:
                                              Investments                                                      7,041,777
                                              Closed futures contracts                                        (1,970,072)
                                              Written options                                                    497,942
                                              Foreign currency, forward contracts and foreign
                                                      currency related transactions                           (3,571,548)
                                                      Net realized gain                                        1,998,099

                                      Change  in  net  unrealized   appreciation (depreciation) on:
                                              Investments                                                     77,652,151
                                              Open futures contracts                                             320,235
                                              Written options                                                    504,227
                                              Foreign currency, forward contracts and foreign
                                                      currency related transactions                            5,771,062
                                                      Net unrealized gain                                     84,247,675


                                              Net realized and unrealized gain                                86,245,774

           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $       117,169,407

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS ENDED
                                                                                             AUGUST 31, 1995      PERIOD ENDED
                                                                                               (UNAUDITED)      FEBRUARY 28, 1995*
          INCREASE (DECREASE) IN NET ASSETS:
          Operations:
                         Net investment income                                               $    30,923,633   $    8,832,634
                         Net realized gain (loss)                                                  1,998,099       (6,189,201)
                         Change in net unrealized appreciation (depreciation)                     84,247,675      (31,864,211)
                         Net increase (decrease) in net assets resulting from operations         117,169,407      (29,220,778)

          Distributions to shareholders from:
                         Net investment income                                                    (3,395,584)      (6,479,050)
                         In excess of net realized gain                                                            (1,550,403)

                                                                                                  (3,395,584)      (8,029,453)

          Fund share transactions:  (Note 5)
                         Proceeds from sale of shares                                            242,597,879      277,027,720
                         Net asset value of shares issued to shareholders
                                   in payment of distributions declared                            2,126,818        5,095,310
                         Cost of shares repurchased                                              (94,145,638)      (1,421,455)
                         Net increase in net assets resulting
                                   from Fund share transactions                                  150,579,059      280,701,575

                         Total increase in net assets                                            264,352,882      243,451,344

          NET ASSETS:
                         Beginning of period                                                     243,451,344           -

                         End of period (including accumulated undistributed
                                   net investment income of $29,886,155 and
                                   $2,358,106, respectively)                               $     507,804,226   $   243,451,344

* Period from April 19, 1995 (Commencement of Operations) to February 28, 1995.


               See accompanying notes to the financial statements.





GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS ENDED         PERIOD FROM APRIL 19, 1994
                                                                        AUGUST 31, 1995        (COMMENCEMENT OF OPERATIONS)
                                                                          (UNAUDITED)                TO FEBRUARY 28, 1995

        NET ASSET VALUE, BEGINNING OF PERIOD                           $      8.39                     $      10.00

        Income from investment operations:
                   Net investment income (a)                                  0.64                             0.48
                   Net realized and unrealized gain (loss)                    1.96                            (1.59)
                              Total from investment operations                2.60                            (1.11)

        Less distributions to shareholders:
                   From net investment income                                (0.08)                           (0.40)
                   In excess of net realized gains                             -                              (0.10)
                              Total distributions                            (0.08)                           (0.50)

        NET ASSET VALUE, END OF PERIOD                                $      10.91                       $     8.39

        TOTAL RETURN (B)                                                     30.99%                         (11.65%)


        RATIOS/SUPPLEMENTAL DATA:

                   Net assets, end of period (000's)                $      507,804                      $   243,451
                   Net expenses to average
                              daily net assets (a)                            0.50%*                           0.50%*
                   Net investment income to average
                              daily net assets (a)                           14.73%*                          10.57%*
                   Portfolio turnover rate                                      89%                             104%



                   *                    Annualized.
                   (a)                  Net of fees and expenses voluntarily waived or borne by the Manager of the following
                                        per share amounts:                 $                0.01        $                    0.01
                   (b)                  Calculation excludes  subscription fees.
                                        The total  return  would have been lower
                                        had  certain  expenses  not been  waived
                                        during the period shown.


               See accompanying noteS to the financial statements.



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

    The GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    PORTFOLIO VALUATION
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

    FOREIGN CURRENCY TRANSLATION
    The accountingrecords of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    FUTURES  CONTRACTS
    The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

    FORWARD CURRENCY CONTRACTS
    The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

    OPTIONS
    The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no outstanding written option contracts as of August 31, 1995.

    The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

    In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

    LOAN AGREEMENTS
    The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

    INDEXED SECURITIES
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    SECURITY LENDING
    The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $8,476,250, collateralized by cash in the amount of $8,912,500, which was invested in short-term instruments.

    TAXES
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest income have been withheld in accordance with the applicable country's tax treaty with the United States.

    DISTRIBUTIONS TO SHAREHOLDERS
    The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

    Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premium and market discounts are amortized or accreted.

    EXPENSES
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

    PURCHASES AND REDEMPTIONS OF FUND SHARES
    The premium on cash purchases of Fund shares is .50% of the amount invested. Effective with shares acquired on or after July 1, 1995, the premium on cash redemptions is .25% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $989,869 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

    INVESTMENT RISK
    There  are  certain  additional  risks  involved  in  investing  in  foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .50% of average daily net assets.


3.   PURCHASES AND SALES OF SECURITIES

    For  the  six  months  ended  August  31,  1995,   purchases  and  sales  of
    investments, other than short-term obligations, were as follows:

                                                                      Purchases               Sales
               U.S. Government securities                      $         __           $     8,098,984
               Investments (non-U.S. Government securities)          464,644,751          322,570,040

4.  PRINCIPAL SHAREHOLDERS
    At August 31, 1995, 29% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.  SHARE TRANSACTIONS

    The Declaration of Trust permits the Trustees to issue an unlimited number shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                              Six Months Ended          Period from April 19, 1994
                                                              August 31, 1995        (commencement of operations) to
                                                                (Unaudited)                 February 28, 1995
    Shares sold                                                     26,445,537                  28,628,219
    Shares issued to shareholders in reinvestment
     of distributions                                                  201,023                     549,064
    Shares repurchased                                              (9,117,813)                   (152,494)

    Net increase                                                    17,528,747                  29,024,789
    Fund shares:
     Beginning of period                                            29,024,789                      __
     End of period                                                  46,553,536                  29,024,789

6.  FINANCIAL INSTRUMENTS
    A summary of outstanding financial instruments at August 31, 1995 is as follows:

    FORWARD CURRENCY CONTRACTS
                                                                                                 Net Unrealized
                                                     Units               In Exchange for          Appreciation
      Settlement Date       Deliver/Receive        of Currency          (in U.S. Dollars)        (Depreciation)
      Buys

           9/1/95            French Francs             1,795,000     $             354,358    $            1,335

      Sales
           9/7/95            Argentinian Pesos         4,000,000     $           3,990,224    $           (4,756)
          9/19/95            Argentinian Pesos         6,131,220                 6,000,000              (106,205)
          9/22/95            Argentinian Pesos         5,000,000                 4,854,369              (121,712)
          1/29/96            French Francs           200,000,000                41,547,218             1,886,827
         10/11/95            Japanese Yen          1,300,000,000                15,567,119             2,216,034
                                                                                              $        3,870,188

     FUTURES CONTRACTS

                                                                                                      Net Unrealized
     Number of                                                                    Contract Value       Appreciation
     Contracts                   Type                  Expiration Date                                (Depreciation)
     Sales
         200             Euro Dollar                    December 1995         $      47,140,000      $       28,500
         200             MATIF                          December 1995                10,480,890             (10,477)
         200             U.S. Treasury Bill             December 1995                22,431,250            (577,531)
                                                                                                      $    (559,508)

         At August 31, 1995, the Fund has Cash and/or securities to cover any margin requirements on open futures contracts.

         WRITTEN PUT OPTION TRANSACTIONS

                                                                Number of Contracts
                                                                                           Premiums
                Outstanding, beginning of period                              2     $       206,773
                  Options written                                    10,511,509             291,170
                 Options expired                                     10,511,511             497,943
                Outstanding, end of period                               __                    __


PELICAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995


PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

    SHARES     DESCRIPTION                                                                                      VALUE ($)
                STOCK - 80.9%
                AEROSPACE - 1.5%
       25,000   Coltec Inds Inc *                                                                                           375,000
       16,000   Gencorp Inc                                                                                                 190,000
       40,000   Rockwell International Corp                                                                               1,790,000
                                                                                                                          2,355,000
                AUTOMOTIVE - 1.4%
       15,000   General Motors Corp                                                                                         705,000
       15,000   Intermet Corp *                                                                                             166,875
       97,500   Mascotech Industries Inc                                                                                  1,279,688
                                                                                                                          2,151,563
                BANKING AND FINANCIAL SERVICES - 7.3%
       55,000   American Express Co                                                                                       2,220,603
       15,000   Chase Manhattan Corp                                                                                        862,500
       25,000   Chemical Banking Corp                                                                                     1,456,250
       32,205   Citicorp                                                                                                  2,137,607
        5,500   Citicorp Convertible Preferred 10.75%                                                                     1,003,750
       16,769   Citicorp Convertible Preferred $1.21                                                                        335,380
        4,000   Comerica Inc                                                                                                142,500
       15,000   First Chicago Corp                                                                                          950,625
       10,000   First Interstate Bancorp                                                                                    955,000
        7,500   Nationsbank Corp                                                                                            460,313
        1,000   Salomon 6.75% "DEC" Equity Linked Security (Elks) (a)                                                        39,625
       22,500   Travelers Inc                                                                                             1,080,000
                                                                                                                         11,644,153
                CHEMICALS - 2.1%
       15,000   Albemarle Corp                                                                                              245,625
       10,000   Bayer A G                                                                                                   266,875
       25,000   Borden Chemical and Plastics LP                                                                             443,750
       10,000   Cytec Industries Inc *                                                                                      605,000
        2,500   Eastman Chemical Company                                                                                    161,563
       10,000   Georgia Gulf Corp                                                                                           331,250
       10,000   Lubrizol Corp                                                                                               310,000
       10,000   Praxair Inc                                                                                                 260,000
       22,500   Wellman Inc                                                                                                 573,750
                                                                                                                          3,197,813
                COMMUNICATIONS - 0.2%
        5,000   Motorola Inc                                                                                                373,750

                COMPUTER AND DATA PROCESSING SERVICES - 0.6%
      150,000   SHL System House *                                                                                          993,750

                COMPUTER AND OFFICE EQUIPMENT - 0.2%
       12,500   Moore Corp Ltd                                                                                              260,938

                CONSTRUCTION - 0.8%
       32,500   Owens Corning Fiberglass Corp *                                                                           1,275,625

                CONSUMER GOODS - 4.2%
       15,000   American Safety Razor Co *                                                                                  150,000
       45,000   Black and Decker Corp                                                                                     1,456,875
       15,000   Bombay Inc *                                                                                                125,625
       25,000   Burlington Industries Inc *                                                                                 309,375
       65,000   Eastman Kodak Co                                                                                          3,745,625
        1,500   Fuji Photo Film Co Ltd ADR                                                                                   74,625
       30,000   Maytag Corp                                                                                                 465,000
        2,500   Procter and Gamble Co                                                                                       173,438
       10,000   Scotts Company Class A *                                                                                    225,000
                                                                                                                          6,725,563
                ELECTRONIC EQUIPMENT - 0.0%
        1,500   Philips NV ADR                                                                                               67,500

                FOOD AND BEVERAGE - 3.4%
        5,000   Anheuser-Busch Cos Inc                                                                                      285,625
       13,125   Archer Daniels Midland Co                                                                                   218,203
       15,000   AuBon Pain Co Inc Class A *                                                                                 135,000
       22,500   Coca Cola Enterprises Inc                                                                                   520,313
       22,500   Coors (Adolph) Co                                                                                           382,500
        5,000   Darden Restaurants Inc *                                                                                     51,250
       42,500   Nestle SA ADR                                                                                             2,147,920
       15,000   Riviana Foods Inc Del                                                                                       193,125
        5,000   RJR Nabisco Holdings Corp                                                                                   142,500
      150,000   RJR Nabisco Holdings Convertible Preferred Series C 9.25%                                                   900,000
       15,000   Sara Lee Corp                                                                                               416,250
                                                                                                                          5,392,686
                FOREST PRODUCTS - 0.0%
        2,750   Crown Vantage Inc *                                                                                          66,000

                HEALTH CARE - 3.1%
       60,000   Baxter International Inc                                                                                  2,340,000
       75,000   Beverly Enterprises Inc *                                                                                   993,750
       15,000   Caremark International Inc                                                                                  311,250
       10,000   Centocor Inc *                                                                                              121,250
        5,000   Charter Med Corp *                                                                                          100,625
       10,000   Foundation Health Corp *                                                                                    346,250
        5,000   Haemonetics Corp *                                                                                          107,500
       20,000   Laboratory Corporation America Holdings *                                                                   277,500
       22,500   Owens and Minor Holdings Co                                                                                 326,250
                                                                                                                          4,924,375
                INSURANCE - 7.7%
       10,000   Ace Ltd                                                                                                     307,500
       17,500   Aetna Life and Casualty Co                                                                                1,194,375
       72,500   Alexander & Alexander Services Inc                                                                        1,676,563
       14,000   Alexander & Alexander Services Inc Convertible
                  Preferred Series A $3.63                                                                                  700,000
       23,905   Allstate Corp                                                                                               809,782
        7,500   Cigna Corp                                                                                                  725,625
       10,000   Gallagher (Arthur J) and Co                                                                                 367,500
       10,000   Hilb Rogal and Hamilton Co                                                                                  132,500
       15,000   Kemper Corp                                                                                                 720,000
        7,500   Liberty Corp                                                                                                247,500
       15,000   Life Re Corp                                                                                                301,875
       12,500   National Re Corp                                                                                            396,875
        5,000   Provident Life and Accident Insurance Co Class B                                                            130,625
      150,000   Reliance Group Holdings Inc                                                                               1,200,000
       15,000   Sedgwick Group ADR                                                                                          140,579
       15,000   TIG Holdings Inc                                                                                            384,375
       15,000   Transamerica Corp                                                                                         1,020,000
       35,000   USF & G Corp                                                                                                634,375
        5,000   USLIFE Corp                                                                                                 215,625
       21,300   Washington National Corp                                                                                    484,575
       45,000   Willis Corroon Group Plc ADR                                                                                478,125
                                                                                                                         12,268,374
                MACHINERY - 1.8%
       35,000   CBI Industries Inc                                                                                          857,500
       12,500   Cincinnati Milacron Inc                                                                                     414,063
       10,000   Cummins Engine Inc                                                                                          392,500
       12,500   FMC Corp *                                                                                                  962,500
       15,000   Giddings and Lewis Inc                                                                                      246,563
                                                                                                                          2,873,126
                MANUFACTURING - 7.7%
       22,500   Corning Inc                                                                                                 734,063
       10,000   Fleetwood Enterprises Inc                                                                                   196,250
       17,500   General Electric Co                                                                                       1,030,313
       15,000   Gerber Scientific Inc                                                                                       256,875
       52,500   Griffon Corp *                                                                                              420,000
       26,000   International Business Machines Corp                                                                      2,687,750
        2,500   Minnesota Mining and Manufacturing                                                                          136,563
       65,000   Teledyne Inc                                                                                              1,543,750
        1,965   Teledyne Inc Preferred Series E $1.20                                                                        28,984
       14,500   Tenneco Inc                                                                                                 703,250
       22,500   United Technologies Corp                                                                                  1,875,938
       50,000   Westinghouse Electric Corp                                                                                  681,250
      137,500   Westinghouse Electric Corp Convertible Preferred $1.30 144A                                               1,925,000
                                                                                                                         12,219,986
                METALS AND MINING - 1.3%
        5,000   Alcan Aluminum Ltd                                                                                          163,125
        5,000   Asarco Inc                                                                                                  161,875
        1,000   Brascan Ltd                                                                                                  16,375
       15,000   Echo Bay Financial Convertible Preferred Series A $1.75                                                     472,500
       15,000   Falconbridge Ltd                                                                                            208,714
       10,000   Freeport-McMoran Corp Preferred                                                                             358,750
       15,000   Pittston Minerals Group                                                                                     178,125
       15,000   Placer Dome Inc                                                                                             391,875
        6,000   Santa Fe Pacific Gold Corp                                                                                   72,750
                                                                                                                          2,024,089
                MISCELLANEOUS - 0.2%
       25,000   OHM Corp *                                                                                                  275,000

                OIL AND GAS - 4.8%
        8,500   Amerada Hess Corp                                                                                           402,688
       22,500   Atlantic Richfield Co Convertible Preferred 9.00%                                                           601,875
        5,000   Dresser Industries Inc                                                                                      120,000
       20,000   Enserch Corp                                                                                                327,500
       10,000   Halliburton Co                                                                                              423,750
          500   Kerr-McGee Corp                                                                                              27,500
       50,000   Lasmo Plc ADR                                                                                               406,250
       10,000   Mitchell Energy Class A                                                                                     180,000
       15,000   Mitchell Energy Class B                                                                                     262,500
        5,000   Mobil Corp                                                                                                  476,250
       65,000   Noram Energy Corp                                                                                           463,125
       20,000   Occidental Petroleum Corp                                                                                   435,000
        1,500   Pennzoil Co                                                                                                  66,000
        2,500   Texaco Inc                                                                                                  161,875
        5,000   Tidewater Inc                                                                                               123,750
       50,000   Unocal Corp                                                                                               1,456,250
       55,000   USX - Marathon Group                                                                                      1,134,375
       20,000   Westcoast Energy Inc                                                                                        305,000
        1,000   Western Atlas Inc *                                                                                          45,375
       15,000   YPF Sociedad Anonima ADR                                                                                    264,375
                                                                                                                          7,683,438
                PAPER AND ALLIED PRODUCTS - 2.0%
       20,000   Asia Pulp and Paper Ltd *                                                                                   262,500
      500,000   Georgia Pacific Corp                                                                                        524,600
       27,500   James River Corp                                                                                            955,625
       28,500   James River Corp Convertible Preferred 9.00%                                                                944,063
       10,000   Weyerhaeuser Co                                                                                             460,000
                                                                                                                          3,146,788
                PHARMACEUTICALS - 1.9%
       10,000   Allergan Inc                                                                                                303,750
       15,000   Glaxo Plc ADR                                                                                               356,250
        2,100   Ivax Corp                                                                                                    53,813
       12,500   Lilly (Eli) & Co                                                                                          1,023,438
       22,500   Perrigo Co *                                                                                                300,938
       15,000   Smithkline Beecham P L C                                                                                    671,250
       10,000   Teva Pharmaceutical ADR                                                                                     378,750
                                                                                                                          3,088,189
                PRIMARY PROCESSING - 1.5%
          500   Armco Inc Convertible Preferred $3.625                                                                       25,188
       20,000   Armco Inc *                                                                                                 125,000
        2,500   Bethlehem Steel Corp *                                                                                       36,563
        7,500   Du Pont (E I) De Nemours & Co Inc                                                                           490,313
       20,000   LTV Corp *                                                                                                  312,500
       20,000   National Steel Corp Class B *                                                                               335,000
       25,000   Northwestern Steel and Wire *                                                                               243,750
       12,500   USX-US Steel Group Inc                                                                                      409,375
       70,000   Weirton Steel Corp *                                                                                        393,750
                                                                                                                          2,371,439
                PRINTING AND PUBLISHING - 0.2%
        5,000   Dun and Bradstreet Corp                                                                                     289,375

                REAL ESTATE - 2.7%
       30,000   Crown American Realty                                                                                       247,500
       15,000   Evans Withycombe Residential                                                                                292,500
    1,250,000   HMH Properties Inc                                                                                        1,203,125
       65,000   JP Realty Inc                                                                                             1,308,125
       25,000   Summit Properties Inc                                                                                       456,250
       40,000   Walden Residential Properties Inc                                                                           755,000
                                                                                                                          4,262,500
                REFINING - 0.6%
       10,000   Ashland Inc Convertible Preferred $3.125                                                                    532,500
       10,000   Imperial Oil Ltd                                                                                            358,750
                                                                                                                            891,250
                RETAIL TRADE - 3.4%
       12,500   American Stores Co                                                                                          367,188
       25,000   Federated Department Stores  *                                                                              675,000
      100,000   Food Lion Inc                                                                                               575,000
       50,000   Kmart                                                                                                       681,250
       90,000   Price/Costco Inc *                                                                                        1,518,750
       12,500   Sears Roebuck & Co                                                                                          404,688
       10,000   TJX Cos Inc                                                                                                 125,000
       27,500   Wal-Mart Stores Inc                                                                                         677,188
       15,000   Williams-Sonoma Inc *                                                                                       296,250
                                                                                                                          5,320,314
                SERVICES - 1.0%
       12,500   Anthony Industries                                                                                          251,563
       27,500   Cordiant Plc *                                                                                              140,938
       10,000   Host Marriott Corp *                                                                                        115,000
       25,000   International Technology Corp *                                                                              81,250
       10,000   Kellwood Co                                                                                                 210,000
       50,000   Morningstar Group Inc *                                                                                     431,250
        5,000   Ogden Corp                                                                                                  116,250
       10,000   Pinkertons Inc *                                                                                            176,250
        2,500   Wackenhut Corp Class B                                                                                       32,188
                                                                                                                          1,554,689
                TECHNOLOGY - 7.2%
        2,500   Advanced Micro Devices                                                                                       84,375
        2,800   AMP Inc                                                                                                     113,750
       35,000   Avnet Inc                                                                                                 1,802,500
       10,000   Compuware Corp *                                                                                            227,500
       15,000   Cray Research Inc *                                                                                         348,750
       27,500   Data General Corp *                                                                                         268,125
       65,000   Digital Equipment Corp *                                                                                  2,713,750
       15,000   Fisher Scientific                                                                                           489,375
       16,100   Intel Corp                                                                                                  988,138
       25,000   Intergraph Corp *                                                                                           309,375
        5,000   Novell Inc *                                                                                                 90,313
       15,000   SCI Systems Inc *                                                                                           465,000
        7,500   Seagate Technology *                                                                                        331,875
        5,000   Storage Technology Convertible Preferred 7.00%                                                              309,375
      150,000   Tandem Computers Inc *                                                                                    1,837,500
        5,000   Texas Instruments Inc *                                                                                     374,375
        5,500   Xerox Corp                                                                                                  664,125
                                                                                                                         11,418,201
                TELECOMMUNICATIONS - 4.7%
       12,500   Airtouch Communications Inc *                                                                               406,250
       10,000   AT & T Corp                                                                                                 565,000
        5,000   Bell Atlantic Corp                                                                                          298,750
       90,000   GTE Corp                                                                                                  3,296,250
       50,000   MCI Communications Corp                                                                                   1,203,125
        5,200   Pacific Telesis Group                                                                                       147,550
        5,000   Sprint Corp                                                                                                 177,500
       25,000   Tele-Communications Class A *                                                                               460,938
        6,250   Tele-Communications Liberty Media Group Class A *                                                           166,016
       15,000   US West Inc                                                                                                 652,500
                                                                                                                          7,373,879
                TOBACCO - 1.0%
       20,000   American Brands Inc                                                                                         840,000
       10,000   BAT Industries Plc ADR                                                                                      157,500
       37,500   Hanson Plc ADR                                                                                              642,188
                                                                                                                          1,639,688
                TRANSPORTATION - 3.2%
       13,500   AMR Corp *                                                                                                  951,750
       65,000   Canadian Pacific Ltd                                                                                      1,096,875
        5,000   Consolidated Freightways Inc                                                                                129,375
        7,500   Delta Air Lines Inc                                                                                         557,813
       10,000   Hunt (JB) Transportation Services Inc                                                                       160,000
       10,000   Navistar International Corp *                                                                               130,000
       16,500   Navistar International Corp Preferred $6.00                                                                 888,938
       12,500   Overseas Shipholding Group Inc                                                                              260,938
        5,000   Pittston Services Group                                                                                     126,875
       17,500   Ryder System Inc                                                                                            424,375
        5,000   Southern Pacific Rail Corp *                                                                                122,500
        7,500   USAir Group Inc Convertible Preferred Series B $4.38                                                        225,000
                                                                                                                          5,074,439
                UTILITIES - 3.2%
       40,000   Centerior Energy Corp                                                                                       430,000
       10,000   CMS Energy Corp                                                                                             246,250
        2,500   DPL Inc                                                                                                      55,625
      110,000   Niagara Mohawk Power Corp                                                                                 1,320,000
       12,500   Northeast Utilities                                                                                         285,938
        1,000   PacifiCorp                                                                                                   18,125
       82,500   Panhandle Eastern Corp                                                                                    2,062,500
       27,600   TransCanada Pipeline Ltd                                                                                    376,050
       10,000   Unicom Corp                                                                                                 281,250
                                                                                                                          5,075,738
                TOTAL STOCK (Cost $101,017,543)                                                                         128,279,218

PAR VALUE       LONG-TERM DEBT - 10.4%
                BANKING AND FINANCIAL SERVICES - 1.3%
$     289,000   Citicorp, Variable Rate Note, 6.50% due 5/1/04                                                              290,728
      300,000   Citicorp, 10.50% due 2/1/16                                                                                 310,500
    1,000,000   General Motors Acceptance Corp, 5.50% due 12/15/01                                                          927,090
      550,000   Standard Credit Card Master Trust I, 3.68% due 9/15/97                                                      552,063
                                                                                                                          2,080,381
                CHEMICALS - 0.5%
      500,000   IMC Fertilizer Group Inc, 10.13% due 6/15/01                                                                528,750
      300,000   IMC Fertilizer Group Inc, 10.75% due 6/15/03                                                                322,500
                                                                                                                            851,250
                FOOD AND BEVERAGE - 0.9%
      550,000   Anheuser-Busch Cos Inc, 8.50% due 3/1/17                                                                    597,795
      131,000   Anheuser-Busch Cos Inc, 10.00% due 7/1/18                                                                   139,653
      750,000   General Foods Corp, 7.00% due 6/15/11                                                                       706,410
                                                                                                                          1,443,858
                TECHNOLOGY - 0.3%
$     500,000   Computervision Corp, 10.88% due 8/15/97                                                                     512,500

                TRANSPORTATION - 1.5%
    1,100,000   AMR Corp, 9.00% due 8/1/12                                                                                1,164,044
    1,100,000   United Air Lines Inc, 9.13% due 1/15/12                                                                   1,143,824
                                                                                                                          2,307,868
                UTILITIES - 0.9%
    1,700,000   Tennessee Gas Pipeline Co, 6.00% due 12/15/11                                                             1,443,997

                U.S. GOVERNMENT - 0.1%
      500,000   U.S. Treasury Notes, 5.88% due 5/31/96                                                                      500,545
    3,850,000   U.S. Treasury Notes, 4.75% due 8/31/98                                                                    3,723,682
    1,250,000   U.S. Treasury Notes, 7.75% due 2/15/01                                                                    1,342,775
      850,000   U.S. Treasury Bonds, 11.13% due 8/15/03                                                                   1,102,875
      750,000   U.S. Treasury Bonds, 10.75% due 8/15/05                                                                     987,068
                                                                                                                          7,656,945
                U.S. GOVERNMENT AGENCY - 0.0%
      437,577   Federal Home Loan Mortgage Corp., 7.50% due 1/1/23,
                  Series 146, Interest Only Strip                                                                           136,472

                TOTAL LONG-TERM DEBT (Cost $15,118,494)                                                                  16,433,271

                SHORT-TERM INVESTMENTS - 8.0%
                REPURCHASE AGREEMENT - 8.0%
   12,665,000   State Street Bank and Trust Co. Repurchase Agreement,
                  dated 8/31/95, due 9/01/95 with a maturity value of
                  $12,666,847 and an effective yield of 5.25%, collaterized
                  by a U.S. Treasury Bond with a rate of 12% and a maturity
                  date of 8/15/13 and with an aggregate market value of
                  $12,667,682.                                                                                           12,665,000


                 TOTAL SHORT-TERM INVESTMENTS (at cost)                                                                  12,665,000

                 TOTAL INVESTMENTS - 99.3%
                 (Cost $128,801,037) * *                                                                                157,377,489

                 Other Assets and Liabilities (net) -  0.7%                                                               1,114,402

                 TOTAL NET ASSETS - 100.0%                                                                    $         158,491,891

                 NOTES TO THE SCHEDULE OF INVESTMENTS:
                 ADR     American Depositary Receipt

                 144A    Securities exempt from registration  under Rule 144A of
                         the  Securities  Act of 1933.  These  securities may be
                         resold  in  transactions   exempt  from   registration,
                         normally to qualified  institutional  buyers.

                 Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1995, which are subject to change based on the terms of the security.

                 (a) A derivative security whose price is linked to the common stock of Digital Equipment Corporation. Interest is paid quarterly at an annual rate of 6.75% of the offering price of $37.50. The redemption value is determined by the ten days' average closing prices of Digital Equipment common stock but not to exceed
                         $50.625.

                 *       Non-income producing security.

                 **      The aggregate  identified  cost for federal  income tax
                         purposes is $128,801,037, resulting in gross unrealized
                         appreciation   and   depreciation  of  $30,891,908  and
                         $2,315,456,    respectively,    and   net    unrealized
                         appreciation of $28,576,452.

              See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

ASSETS:
               Investments, at value (cost $116,136,037) (Note 1)                         $         144,712,489
               Short-term investments, at cost (Note 1)                                              12,665,000
               Cash                                                                                       3,358
               Receivable for investments sold                                                        1,226,822
               Dividends and interest receivable                                                        635,340
               Receivable for Fund shares sold                                                            1,000
               Receivable for foreign tax reclaims                                                          657

                         Total assets                                                               159,244,666


LIABILITIES:
               Payable for investments purchased                                                        607,478
               Payable for Fund shares repurchased                                                        1,500
               Payable to affiliate for management fee  (Note 2)                                         29,547
               Accrued expenses and other liabilities                                                   114,250

                         Total liabilities                                                              752,775

NET ASSETS (equivalent to $13.58 per share based
               on 11,671,816 shares outstanding, unlimited shares authorized)             $         158,491,891



NET ASSETS consist of:
               Paid-in capital                                                            $         126,633,371
               Accumulated undistributed net investment income                                          658,871
               Accumulated undistributed net realized gain                                            2,623,197
               Net unrealized appreciation                                                           28,576,452

                         NET ASSETS                                                       $         158,491,891

              See accompanying notes to the financial statements.


PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
               Dividends (net of foreign tax expense of $22,671)                      $          1,762,410
               Interest                                                                            835,313

                        Total income                                                             2,597,723

EXPENSES:
               Management fee (Note 2)                                                             641,789
               Custodian and transfer agent fees                                                   109,210
               Audit fees                                                                           24,019
               Legal fees                                                                            3,374
               Registration fees                                                                     2,411
               Insurance                                                                             1,684
               Trustee fee (Note 2)                                                                    292
               Miscellaneous                                                                           820

                        Total expenses                                                             783,599

                                 Net investment income                                           1,814,124

REALIZED AND UNREALIZED GAIN:

                        Net realized gain on investments                                         4,390,880

                        Change in net unrealized appreciation (depreciation)
                                 on investments                                                 13,909,499

                                 Net realized and unrealized gain                               18,300,379


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $         20,114,503

              See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                         AUGUST 31, 1995          YEAR ENDED
                                                                           (UNAUDITED)         FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
              Net investment income                                    $        1,814,124   $           2,626,763
              Net realized gain                                                 4,390,880               5,174,436
              Change in net unrealized appreciation (depreciation)             13,909,499                 224,762

              Net increase in net assets resulting from operations             20,114,503               8,025,961

Distributions to shareholders from:
              Net investment income                                            (1,435,525)             (2,546,856)
              Net realized gains                                               (1,471,339)             (5,635,884)

                                                                               (2,906,864)             (8,182,740)

Fund share transactions:  (Note 5)
              Proceeds from sale of shares                                     27,021,684              19,359,981
              Net asset value of shares issued to shareholders
                        in payment of distributions declared                    2,665,029               7,685,710
              Cost of shares repurchased                                       (6,322,232)            (10,133,809)

              Net increase in net assets resulting
                        from Fund share transactions                           23,364,481              16,911,882

              Total increase in net assets                                     40,572,120              16,755,103

NET ASSETS:
              Beginning of period                                             117,919,771             101,164,668

              End of period (including accumulated undistributed
                        net investment income of $658,871 and
                        $280,272, respectively)                        $      158,491,891   $         117,919,771

                        See accompanying notes to the financial statements.




PELICAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 1995           YEAR ENDED FEBRUARY 28/29,
                                                      (UNAUDITED)     1995      1994            1993        1992       1991

NET ASSET VALUE, BEGINNING OF PERIOD                     $11.99     $12.08    $ 11.37       $  10.70     $  9.89     $  9.67

Income from investment operations:
  Net investment income                                    0.16       0.37       0.29 (a)       0.36 (a)    0.42 (a)    0.49 (a)
  Net realized and unrealized gain                         1.69       0.46        1.4           1.06        1.02        0.24

    Total from investment operations                       1.85       0.83        1.69          1.42        1.44        0.73

Less distributions to shareholders:
  From net investment income                              (0.13)     (0.37)      (0.37)        (0.38)      (0.40)      (0.51)
  From net realized gains                                 (0.13)     (0.55)      (0.61)        (0.37)      (0.23)

    Total distributions                                   (0.26)     (0.92)      (0.98)        (0.75)      (0.63)      (0.51)

NET ASSET VALUE, END OF PERIOD                           $13.58     $11.99     $ 12.08      $  11.37     $ 10.70     $  9.89

TOTAL RETURN                                              15.53%      7.38%      15.14%(b)     13.93%(b)   15.24%(b)    8.17%(b)


RATIOS/SUPPLEMENTAL DATA:

             Net assets, end of period (000's)         $158,492   $117,920    $101,165       $85,401     $65,907    $ 76,681
             Net expenses to average
                      daily net assets (a)                 1.10%**    1.10%       1.10%(a)      1.10%(a)    1.10%(a)    1.10%(a)
             Net investment income to average
                      daily net assets (a)                 2.54%**    2.51%       2.42%(a)      3.40%(a)    4.08%(a)    5.13%(a)
             Portfolio turnover rate                         17%        40%         49%           39%         56%         44%


**   Annualized.
(a)  Net of fees and expenses  voluntarily waived or borne by the Manager of the
     following per share amounts:                             -         -       $ 0.01         $ 0.01       $ 0.01     $ 0.02
(b)  The total  returns  would have been  lower had  certain  expenses  not been waived during the periods shown.

              See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which will issue a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, partnership interests and losses deferred due to wash sales.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premium, market and original issue discounts are not amortized or accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .90% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed 1.10% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $292. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                      Purchases               Sales
     U.S. Government securities                      $           2,394,389  $            501,563
     Investments (non-U.S. Government securities)               31,194,275            21,149,001

4.   PRINCIPAL SHAREHOLDER

     At August 31, 1995, 56% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:



                                                                  Six Months Ended
                                                                  August 31, 1995                 Year Ended
                                                                    (Unaudited)               February 28, 1995

     Shares sold                                                       2,119,430                   1,641,663
     Shares issued to shareholders in reinvestment
       of distributions                                                  201,933                     672,854
     Shares repurchased                                                 (480,570)                   (860,814)

     Net increase                                                      1,840,793                   1,453,703
     Fund shares:
       Beginning of period                                             9,831,023                   8,377,320
       End of period                                                  11,671,816                   9,831,023